As filed with the Securities and Exchange Commission on April 25, 2011

Registration No. 33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 34

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 35

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330

Darin D. Smith, Esquire

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2011 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                      pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA BNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Prospectus

May 1, 2011

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

An optional Premium Enhancement Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica LandmarkSM NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2011. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Managed by Invesco Advisers, Inc.

Invesco V.I. Basic Value Fund – Series II Shares

Invesco V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES® TRUST

Managed by Capital Research and Management CompanySM

American Funds – Asset Allocation Fund – Class 2

American Funds – Bond Fund – Class 2

American Funds – Growth Fund – Class 2

American Funds – Growth–Income Fund – Class 2

American Funds – International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP Contrafund® Portfolio – Service Class 2

Fidelity VIP Equity-Income Portfolio – Service Class 2

Fidelity VIP Growth Portfolio – Service Class 2

Fidelity VIP Mid Cap Portfolio – Service Class 2

Fidelity VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

JPMORGAN INSURANCE TRUST

J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust International Equity Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUST

Managed by MFS® Investment Management

MFS® New Discovery Series – Service Class

MFS® Total Return Series – Service Class

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica Asset Allocation – Growth VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC

Transamerica AEGON Active Asset Allocation – Conservative VP – Service Class

Transamerica AEGON Active Asset Allocation – Moderate VP – Service Class

Transamerica AEGON Active Asset Allocation – Moderate Growth VP – Service Class

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by Alliance Bernstein L.P.

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Commodities & Hard Assets VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Enhanced Index VP – Service Class

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Transamerica JPMorgan Mid Cap Value VP – Service Class

Transamerica JPMorgan Tactical Allocation VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP – Service Class

Transamerica Morgan Stanley Capital Growth VP – Service Class

Transamerica Morgan Stanley Growth Opportunities VP – Service Class

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Transamerica Multi Managed Large Cap Core VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Real Return TIPS VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP – Service Class

Transamerica WMC Diversified Growth VP – Service Class

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TABLE OF CONTENTS continued

	Possible Tax Law Changes	52

	Separate Account Charges	52

	Foreign Tax Credits	52

	Guaranteed Lifetime Withdrawal Benefits	52

10.	ADDITIONAL FEATURES	52

	Systematic Payout Option	52

	Liquidity Rider	53

	Premium Enhancement Rider	53

	Nursing Care and Terminal Condition Withdrawal Option	54

	Dollar Cost Averaging Program	54

	Asset Rebalancing	56

	Guaranteed Lifetime Withdrawal Benefits	56

	Living Benefits Rider	56

	Retirement Income Choice® 1.2 Rider	64

	Retirement Income Choice® 1.4 Rider - This Rider is No Longer Available for New Sales	75

	Income Link® Rider	83

	Retirement Income MaxSM Rider	90

11.	OTHER INFORMATION	97

	Ownership	97

	Beneficiary	97

	Right to Cancel Period	97

	Assignment	98

	Sending Forms and Transaction Requests in Good Order	98

	Mixed and Shared Funding	98

	Exchanges and Reinstatements	98

	Voting Rights	99

	Legal Proceedings	99

	Transamerica Financial Life Insurance Company	99

	Financial Condition of the Company	100

	The Separate Account	101

	Distribution of the Policies	101

	TABLE OF CONTENTS OF THE INFORMATION

	APPENDIX
	CONDENSED FINANCIAL INFORMATION	105

	APPENDIX
	POLICY VARIATIONS	119

	APPENDIX
	DEATH BENEFIT	122

	APPENDIX
	GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE	125

	APPENDIX
	LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS	128

	APPENDIX
	GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE® 1.2 RIDER AND RETIREMENT INCOME CHOICE® 1.4 RIDER (RETIREMENT INCOME CHOICE® 1.4 - NO LONGER AVAILABLE FOR NEW SALES)	135

	APPENDIX
	GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - INCOME LINK® RIDER	141

	APPENDIX
	GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS -RETIREMENT INCOME MAXSM RIDER	144

	APPENDIX
	HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT INCOME MAXSM RIDER	147

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Choice® 1.2 Rider, the Income Link® Rider or the Retirement Income MaxSM Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and

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annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix – Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.30% if you choose the Return of Premium Death Benefit

•	1.45% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

If you elect the Premium Enhancement Rider, then there is a fee equal to an annual rate of 0.45% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.30% if you choose the American Funds - Asset Allocation Fund – Class 2

•	0.30% if you choose the American Funds - Bond Fund – Class 2

•	0.30% if you choose the American Funds - Growth Fund – Class 2

•	0.30% if you choose the American Funds - Growth–Income Fund – Class 2

•	0.30% if you choose the American Funds - International Fund – Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

•	0.20% if you choose the GE Investments Total Return Fund – Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP – Service Class

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income Choice® 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.20% (of the withdrawal base charged quarterly) if you elect the Open Allocation option, and 0.45% to 1.40% if you elect

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the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Income Link® Rider, there is a rider fee during the accumulation phase of 0.90% (on an annual basis) of the withdrawal base charged quarterly.

If you elect the Retirement Income MaxSM Rider, there is a quarterly rider fee during the accumulation phase of 1.00% annually.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge. You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

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Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.2 Rider.” If you elect the Retirement Income Choice® 1.2 Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income Choice® 1.2 - Allocation Options and

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Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income Link® Rider.” If you elect the Income Link® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Income Link® Rider - Designated Investment Options”.) You may lose the benefit of this rider if you take non-Income Link® rider systematic withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income MaxSM Rider.” If you elect the Retirement Income MaxSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Retirement Income MaxSM - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the “Premium Enhancement” rider. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

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Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2010, if any) are in “Appendix – Condensed Financial Information” to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Financial Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	8%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $30 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%

Optional Separate Account Expenses:
Annual Step-Up Death Benefit	0.15%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Premium Enhancement Rider	0.45%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.25%

Optional Rider Fees:

Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income Choice® 1.2 Rider (annual charge, a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	1.95%
Base Benefit Open Allocation Option (Current)	1.20%
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%

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Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Maximum Total Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits	2.40%

Current Total Retirement Income Choice® 1.2 Rider Fee (Single Life) with Highest Combination of Benefits	1.65%

Retirement Income Choice® 1.4 Rider (annual charge, a % of withdrawal base):

This Rider is No Longer Available for New Sales

Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Maximum Total Retirement Income Choice® 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	2.40%
Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	1.65%

Income Link® Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Retirement Income MaxSM Rider (annual charge a % of withdrawal base):
Base Benefit (Maximum)	1.75%
Base Benefit (Current)	1.00%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2010 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.54%
Highest Gross	2.32%

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The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2010, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income Choice® 1.2 Rider - Single Life Option with additional Death Benefit. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$1305
3 Years	$2401
5 Years	$3429
10 Years	$6093

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$585
3 Years	$1771
5 Years	$2979
10 Years	$6093

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$1354
3 Years	$2540
5 Years	$3197
10 Years	$6457

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$634
3 Years	$1910
5 Years	$3197
10 Years	$6457

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

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NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%), and the Transamerica BlackRock Global Allocation VP - Service Class (0.10%). See section “5. Expenses”.

Liquidity Rider: This fee is only charged for the first four policy years.

Optional Premium Enhancement Rider: If you elect the Premium Enhancement Rider, the surrender charge is higher and lasts longer than under a base policy.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Liquidity Rider fee, plus the Fund Facilitation Fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

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Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income Choice® 1.2 Rider, Retirement Income Choice® 1.4 Rider, Income Link® and Retirement Income MaxSM Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® 1.2 Rider or the Retirement Income Choice® 1.4 Rider with one or more of the following options - Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income Choice® 1.2 Rider and Maximum Total Retirement Income Choice® 1.4 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) plus the Death Benefit (Single Life Option).

Current Total Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) plus the Death Benefit (Single Life Option).

Maximum Total Retirement Income Choice® 1.4 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) and the Death Benefit (Single Life Option).

Current Total Retirement Income Choice® 1.4 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) and the Death Benefit (Single Life Option).

Maximum Total Income Link® Rider and Retirement Income MaxSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

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Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica LandmarkSM NY Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

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Premium Payments

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over

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$500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

Note: If you received a summary prospectus for any of the portfolios listed below, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

AIM VARIABLE INSURANCE FUNDS

(INVESCO VARIABLE INSURANCE FUNDS)

Managed by Invesco Advisers, Inc.

Invesco V.I. Basic Value Fund – Series II Shares

Invesco V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES® TRUST

Managed by Capital Research and Management CompanySM

American Funds – Asset Allocation Fund – Class 2

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American Funds - Bond Fund – Class 2

American Funds - Growth Fund – Class 2

American Funds - Growth-Income Fund – Class 2

American Funds - International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP Contrafund® Portfolio – Service Class 2

Fidelity VIP Equity-Income Portfolio – Service Class 2

Fidelity VIP Growth Portfolio – Service Class 2

Fidelity VIP Mid Cap Portfolio – Service Class 2

Fidelity VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

JPMORGAN INSURANCE TRUST

J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust International Equity Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUST

Managed by MFS® Investment Management

MFS® New Discovery Series – Service Class

MFS® Total Return Series – Service Class

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC

Transamerica AEGON Active Asset Allocation – Conservative VP – Service

Class Transamerica AEGON Active Asset Allocation – Moderate VP – Service Class

Transamerica AEGON Active Asset Allocation - Moderate Growth VP – Service Class

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by Alliance Bernstein L.P.

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Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Commodities & Hard Assets VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Enhanced Index VP – Service Class

Transamerica JPMorgan Mid Cap Value VP – Service Class

Transamerica JPMorgan Tactical Allocation VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP – Service Class

Transamerica Morgan Stanley Capital Growth VP – Service Class

Transamerica Morgan Stanley Growth Opportunities VP – Service Class

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Transamerica Multi Managed Large Cap Core VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Real Return TIPS VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP – Service Class

Transamerica WMC Diversified Growth VP – Service Class

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs,

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financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica AEGON Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of policy charges, the yield on the Transamerica AEGON Money Market VP - Service Class subaccount may become extremely low and possibly negative.

Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

Transamerica AEGON Money Market VP formerly known as Transamerica Money Market VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica AEGON U.S. Government Securities VP formerly known as Transamerica U.S. Government Securities VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica AllianceBernstein Dynamic Allocation VP formerly known as Transamerica Convertible Securities VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica Foxhall Global Commodities & Hard Assets VP was formerly known as Transamerica Foxhall Global Hard Assets VP.

Transamerica Multi-Managed Balanced VP formerly known as Transamerica Balanced VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica Morgan Stanley Capital Growth VP, formerly known as Transamerica Focus and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica Morgan Stanley Growth Opportunities VP formerly known as Transamerica Growth Opportunities VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica Morgan Stanley Mid-Cap Growth VP was formerly subadvised by Van Kampen Asset Management.

Invesco Advisors has been added as a subadviser with Morgan Stanley Investment Management Inc for Transamerica Multi-Managed Large Cap Core VP.

Transamerica Systematic Small/Mid Cap Value VP formerly known as Transamerica Small/Mid Cap Value VP and formerly subadvised by Transamerica Investment Management, LLC.

Transamerica WMC Diversified Equity VP formerly known as Transamerica Diversified Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Growth Opportunities Portfolio - Service Class 2

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

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Transamerica Systematic Small/Mid Cap Value VP – Initial Class

The following subaccounts was closed to new investments on May 1, 2006:

JPMORGAN INSURANCE TRUST

J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

The following subaccount was closed to new investments on April 24, 2009.

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc.

MTB Managed Allocation Fund – Moderate Growth II

The following subaccounts was closed to new investments on April 29, 2011.

JPMORGAN INSURANCE TRUST

J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust Core Bond Portfolio

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are

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available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

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Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

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We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order at our Administrative and Service Office while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of

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the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also

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reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the

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operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

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Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy once each year free of surrender charges after the first year. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

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An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Premium Enhancement Rider Surrender Charge. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	9%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
7 – 8	2%
8 – 9	1%
10 or more	0%

After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy (measured at the time of surrender) once each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.30%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

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•	a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds - Asset Allocation Fund – Class 2

•	0.30% if you choose the American Funds - Bond Fund – Class 2

•	0.30% if you choose the American Funds - Growth Fund – Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund – Class 2

•	0.30% if you choose the American Funds - International Fund – Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

•	0.20% if you choose the GE Investments Total Return Fund – Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP – Service Class

Liquidity Rider

If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Premium Enhancement Rider

If you elect the Premium Enhancement Rider, then there is a rider fee at an annual rate of 0.45% of the daily net asset value for the first nine policy years. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

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Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income Choice® 1.2 Rider and Additional Options Fees

If you elect the Retirement Income Choice® 1.2 rider, then the fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the fee for the base benefit (for either single or joint life) is 1.20% ( on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.40%, 1.00%, and 0.45% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Option	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice® 1.4 Rider and Additional Options Fees - This Rider is No Longer Available for New Sales

If you elect the Retirement Income Choice® 1.4 rider, then the rider fee, which is charged quarterly before annuitization, is 1.40%, 1.00%, and 0.45% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.4 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%

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We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Income Link® Rider Fee

If you elect the Income Link® rider, then the rider fee, which is charged quarterly before annuitization, is 0.90% (on an annual basis) of the withdrawal base.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income MaxSM Rider Fees

If you elect the Retirement Income MaxSM rider, then the rider fee, which is charged quarterly before annuitization, is 1.00% (on an annual basis) of the withdrawal base. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and directly or indirectly receives some or all of the 12b-1 fees from the funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted

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from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

Incoming Payments to the Company and/or TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.45%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.35%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
JPMORGAN INSURANCE TRUST	0.25%
MFS® VARIABLE INSURANCE TRUST	0.45%
MTB Group of Funds	0.35%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. a variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2010 we received $1,429,707 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•	may each directly or indirectly pay TCI amounts up to $75,000 per year to

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participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2010, TCI or its affiliates received total revenue sharing payments in the amount of $1,769,559 from the following Fund managers and/or sub-advisers to participate in TCI’s events: Alliance Bernstein Investments, American Funds, BlackRock Investment Management, LLC., BNY Melon, , Federated Equity Management Co, of PA, Fidelity Investments, Foxhall Capital Management, Franklin Templeton Investments, GE Asset Management, Hanlon Investment Management Inc., ING Clarion Real Estate Securities, Invesco AIM, Janus Capital, Jennison Associates, JPMorgan Investment Management, Loomis, Sayles & Company, MFS Investment Management, Neuberger Berman Management, Oppenheimer Funds, Pacific Investment Management Company, Putnam, Schroder Investment Management North America, Transamerica Investment Management, Van Kampen Investments, Vanguard, Wellington Management Company. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

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You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica AEGON Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Transamerica AEGON Money Market VP portfolio until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

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Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee or Notary Public Stamp as required by us) for the following transaction requests:

•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an address change;

•	Any disbursement request made on or within 15 days of an ownership change;

•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;

•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 552-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 90. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on

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the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

Joint and Survivor Annuity. You may choose:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

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THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investments in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant but before receiving due proof of death. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

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If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Spousal Continuation

IF:

•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•

we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office;

•	and the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date

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the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix – Death Benefit.” This is referred to as “adjusted partial surrender” in your

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policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

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There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements. The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the policy will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional policy provisions such as the guaranteed lifetime withdrawal benefit rider itself.

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If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same

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manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable

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amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law—e.g., civil union partners or same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is

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transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5,000,000 and reduces the generation-skipping transfer tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and generation-skipping transfer provisions of the 2010 Act are only effective until December 31, 2012; thereafter, the provisions will sunset, and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

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Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

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Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

•	This feature terminates upon annuitization and there is a mandatory annuitization date.

•	We may credit interest in the fixed account at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Premium Enhancement Rider

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Because the surrender charge under the policy is higher and lasts longer if you elect this rider, electing this rider may be beneficial to you only if you own the policy a sufficient length of time.

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first nine policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

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The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.45% of the assets in each subaccountfor the first nine policy years. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Other Terms and Conditions: If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the premium enhancement rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer

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accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

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IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Choice® 1.2 Rider, the Income Link® Rider or the Retirement Income MaxSM Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

•	Retirement Income Choice® Rider

•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider

•	Retirement Income Choice® 1.4 Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable

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investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

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•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, (first as withdrawals from your policy value or, if necessary, as payments from us) we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

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Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated.

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In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1/2 .You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee,

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will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix -Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica AEGON U.S. Government Securities VP—Service Class subaccount (which invests in the Transamerica AEGON U.S. Government Securities VP—Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica AEGON U.S. Government Securities VP—Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to

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the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options

Policy Value Decreases	Transfer to the PAM subaccounts

Interest Rates Increase	Transfer to the investment options

Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.

Transactions you make also affect the number of PAM transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you

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purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See “Appendix—PAM Method Transfers” in the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the allocation on a daily basis.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

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The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice® 1.2 Rider

You may elect to purchase the optional Retirement Income Choice® 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the Designated Allocation option or Open Allocation option. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice® 1.2 rider for a qualified policy. If you elect the Retirement Income Choice® 1.2 rider you cannot elect another GLWB.

Retirement Income Choice® 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because

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such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income Choice® 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and

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Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider

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withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the

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“Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds - Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica AEGON Active Asset Allocation – Moderate Growth VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Multi-Managed Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica AEGON Active Asset Allocation – Moderate VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Transamerica AEGON Active Asset Allocation – Conservative VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Tactical Allocation VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica PIMCO Real Return TIPS VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class American Funds - Bond Fund – Class 2 Fixed Account

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Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation option.

Open Allocation Option

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA Transamerica ProFund UltraBear VP subaccount or certain other subaccounts we choose (each an “OA subaccount” and collectively, the “OA subaccounts”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccounts. You should read the underlying fund prospectus for the variable OA subaccounts carefully before you elect the Open Allocation option.

Transfers to the OA subaccounts according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccounts, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options

Policy Value Decreases	Transfer to the OA subaccounts

Interest Rates Increase	Transfer to the investment options

Volatility Increases	Transfer to the OA subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make also affect the number of OA transfers including:

•	additional premium payments; and

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•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccounts. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccounts first occur when the policy value drops by a cumulative amount of 2% to 5% over any period of time, although the mathematical model may make transfers to the OA subaccounts when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. The mathematical model will not transfer more than 20% of the policy value to the OA subaccounts. If the policy value continues to fall, no more transfers to the OA subaccounts will occur. However, up to 30% of the policy value could be in the OA subaccounts due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccounts to exceed 30% then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccounts will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See “Appendix – OA Method Transfers” in the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the allocation on a daily basis.

Please Note: The OA Transamerica ProFunds UltraBear VP subaccount invests in the Transamerica ProFunds UltraBear VP portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500

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Index. Please read the prospectus for the Transamerica ProFunds UltraBear VP portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA Transamerica ProFunds UltraBear VP subaccount.

You cannot allocate premium payments or transfers to the OA subaccounts.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income Choice® 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit and;

•	Joint Life

There is an additional fee if you elect the Death Benefit option under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit option, then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice® 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in

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excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix -Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant annot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

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Retirement Income Choice® 1.2 Fees

Retirement Income Choice® 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base

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rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income Choice® 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income Choice® 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice® 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice® 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in

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all states. This disclosure explains the material features of the Retirement Income Choice® 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice® 1.4 Rider – This Rider is No Longer Available for New Sales

You may elect to purchase the optional Retirement Income Choice® 1.4 rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice® 1.4 rider for a qualified policy.

Retirement Income Choice® 1.4 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need

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for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income Choice® 1.4 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

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Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

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Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options.

If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

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Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica AEGON Active Asset Allocation – Moderate Growth VP – Service Class

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Multi-Managed Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica AEGON Active Asset Allocation – Moderate VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Transamerica AEGON Active Asset Allocation - Conservative VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Tactical Allocation VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica PIMCO Real Return TIPS VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds - Bond Fund – Class 2 Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after he fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued

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with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income Choice® 1.4 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit; and

•	Joint Life.

There is an additional fee if you elect the Death Benefit option under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice® 1.4 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

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•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

Retirement Income Choice® 1.4 Fees

Retirement Income Choice® 1.4 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

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We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income Choice® 1.4 Rider Issue Requirements

The Company will not issue the Retirement Income Choice® 1.4 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

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•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice® 1.4 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice® 1.4 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice® 1.4 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Income Link® Rider

You may elect to purchase the optional Income Link® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage (see the “Withdrawal Options and Percentages” section); and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Link® rider for a qualified policy. The date this rider is added to your policy is the “rider date.” You choose the date of the first Income Link® rider systematic withdrawal, which is the Income Link® rider start date. If you elect the Income Link® rider you cannot elect another GLWB.

Income Link® Rider – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each Income Link® rider withdrawal year (first as systematic withdrawals from your policy value and, if necessary, as systematic payments from us), beginning on the Income Link® rider start date and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of a non-Income Link® rider systematic withdrawal; see Withdrawal Base Adjustments below). The first Income Link® rider withdrawal year

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begins on the Income Link® rider start date and each successive Income Link® rider withdrawal year begins thereafter on each anniversary of that date.

Income Link® Rider – Systematic Withdrawals. In order to begin receiving Income Link® rider systematic withdrawals, you must elect the withdrawal option and frequency (monthly, quarterly, semi-annually or annually) through which you will receive the Income Link® rider systematic withdrawals (for qualified policies you will also have to elect whether or not to receive your minimum required distribution amount as calculated herein). Any change to the frequency of your Income Link® rider systematic withdrawals will take effect at the beginning of the next Income Link® rider withdrawal year. Any other withdrawal, regardless of amount or timing, is a non-Income Link® rider systematic withdrawal. See “Withdrawal Base Adjustments”.

Of course, you can always withdraw any amount up to your cash value pursuant to your rights under the policy at your discretion however, withdrawals other than Income Link® rider systematic withdrawals (and certain minimum required distributions) will reduce the withdrawal base. See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income Link® Rider” for an example showing the effect of a hypothetical withdrawal in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for Income Link® rider systematic withdrawals from your policy value each Income Link® rider withdrawal year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount or on a non-systematic basis, because such withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	Depending on which withdrawal option you elect, your withdrawal percentage will decrease after second, third, fourth, fifth, sixth or seventh withdrawal year.

•

The longer you wait to start taking Income Link® rider systematic withdrawals under the rider, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular Income Link® rider systematic withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•

Any withdrawal that is not an Income Link® rider systematic withdrawal (or certain minimum required distributions) will decrease the withdrawal base; the impact may be on a greater than dollar-for-dollar basis.

•

During any Income Link® rider withdrawal year, if there is a withdrawal base adjustment, the remaining rider withdrawal amount and the Income Link® rider systematic withdrawal amount will increase or decrease by the same percentage as the withdrawal base.

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•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Income Link® rider terminates and all benefits thereunder cease.

•

The only way to receive withdrawals (either Income Link® rider systematic withdrawals or minimum required distributions) without causing an adjustment to the withdrawal base is to use the Income Link® rider systematic withdrawal programs.

Like all withdrawals, Income Link® rider systematic withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce the amount you can withdraw “adjustment free” as a minimum required distribution;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount systematically each Income Link® rider withdrawal year from your policy value without causing an adjustment. See “Withdrawal Base Adjustments” below. You must use a systematic withdrawal program to withdraw your rider withdrawal amount. Such withdrawals are Income Link® rider systematic withdrawals. Any withdrawal other than an Income Link® rider systematic withdrawal is considered a non-Income Link® rider systematic withdrawal and will result in a withdrawal base adjustment (except for certain minimum required distributions, see “Minimum Required Distribution”).

The annual rider withdrawal amount is zero until Income Link® rider start date. On the Income Link® rider start date and at the beginning of each Income Link® rider withdrawal year thereafter, the annual rider withdrawal amount is equal to the applicable withdrawal percentage (based on the withdrawal option you elect) multiplied by the withdrawal base. During any Income Link® rider withdrawal year, the rider withdrawal amount and Income Link® rider systematic withdrawal amount may be adjusted up or down as described in the Withdrawal Base Adjustment section.

Minimum Required Distribution: Prior to the Income Link® rider start date, the systematic withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment. After the Income Link® rider start date, the withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment to the withdrawal base; however, it must be withdrawn pursuant to an Income Link® rider systematic withdrawal program whereby you will receive your Income Link® rider systematic withdrawals and any remaining minimum required distribution amount as calculated herein distributed at the end of the applicable calendar year (not at the end of the applicable rider year).

If the plan participant (generally the annuitant) is at least 70 1/2 years old, you can withdraw via a systematic withdrawal option, an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years). Minimum required distribution amounts calculated as set forth above and taken via a systematic withdrawal option will not cause an adjustment under this provision of the rider. Any withdrawal

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during a calendar year will reduce the withdrawal base adjustment free minimum required distribution amount for that year.

Please note: If you want to change the mode of the systematic withdrawal through which you are receiving your “adjustment free” minimum required distribution, your change will not take effect until the next anniversary of your systematic withdrawal program. Likewise, if you stop a systematic withdrawal program you cannot restart a new systematic program until the date that would have been the anniversary of the systematic withdrawal program you stopped. (For example, if you started a monthly systematic withdrawal program to receive your “adjustment free” minimum required distribution amount on August 19, 2010, and stopped it on December 21, 2010, you could not restart a new systematic withdrawal program until August 19, 2011.)

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•	The rider withdrawal amount will be zero until the Income Link® rider start date, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during an Income Link® rider withdrawal year for withdrawal in a future Income Link® rider withdrawal year. This means that if you do not take the entire rider withdrawal amount during an Income Link® rider withdrawal year, you cannot take more than the rider withdrawal amount in the next Income Link® rider withdrawal year and maintain the rider’s guarantees.

•	Non-Income Link® rider systematic withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Options and Percentages. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the withdrawal option you select. The withdrawal percentages, categorized by withdrawal option, are as follows:

Withdrawal Option— number years at increased rate	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
7 years	5% for 7 years and 4% thereafter	4.5% for 7 years and 3.5% thereafter
6 years	6% for 6 years and 4% thereafter	5.5% for 6 years and 3.5% thereafter
5 years	7% for 5 years and 4% thereafter	6.5% for 5 years and 3.5% thereafter
4 years	8% for 4 years and 4% thereafter	7.5% for 4 years and 3.5% thereafter
3 years	9% for 3 years and 4% thereafter	8.5% for 3 years and 3.5% thereafter
2 years	10% for 2 years and 4% thereafter	9.5% for 2 years and 3.5% thereafter

Please note, once established, the withdrawal percentage will not increase.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added

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in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to non-Income Link® rider systematic withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greater of:

•	current withdrawal base or;

•	the Automatic Step-up amount (see “Automatic Step-Up” below).

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no non-Income Link® rider systematic withdrawal occurred, or (2) the policy value on the rider anniversary.

The rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Please note:

•	The withdrawal base “steps-up” on rider anniversaries whereas a Income Link® rider withdrawal year begins on the Income Link® rider start date and each anniversary thereof.

•

If an automatic step-up occurs, your remaining rider withdrawal amount and Income Link® rider systematic withdrawal amount is proportionally increased for the remainder of that Income Link® rider withdrawal year.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Premium additions will increase the withdrawal base on a dollar-for-dollar basis. See “Automatic Step-Up” for a description of how automatic step-ups increase the withdrawal base.

Income Link® rider systematic withdrawals up to the rider withdrawal amount will not reduce the withdrawal base. Non-Income Link® rider systematic withdrawals will reduce the withdrawal base, however, by the greater of the dollar amount of the withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. See “Appendix - Guaranteed Lifetime

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Withdrawal Benefit Adjusted Partial Surrenders -Income Link® Rider” for examples showing the effect of hypothetical withdrawals in more detail. The effect of a negative adjustment is amplified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Income Link® Rider” for examples showing the effect of hypothetical non-Income Link® rider systematic withdrawals in more detail, including a non-Income Link® rider systematic withdrawal that reduces the withdrawal base by a pro rata amount. Withdrawal base adjustments occur immediately following premium additions or non-Income Link® rider systematic withdrawals. If you take a non-Income Link® rider systematic withdrawal that reduces your policy value (and withdrawal base) to zero, then the Income Link® rider will terminate and you will lose all its benefits.

Please Note: We do not monitor for non-Income Link® rider systematic withdrawals or notify you of withdrawal base adjustments. If you take a non-Income Link® rider systematic withdrawal please note your Income Link® rider systematic withdrawal amount will be reduced.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

Transamerica AEGON Active Asset Allocation - Conservative VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Tactical Allocation VP – Service Class

Transamerica PIMCO Real Return TIPS VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class American Funds – Bond Fund – Class 2 Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Following the fifth rider anniversary you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Income Link® Rider– Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

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If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The withdrawal percentage for each withdrawal option is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

Income Link® Rider Fees

Income Link® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and non-Income Link® rider systematic withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the first rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage will remain the same).

Rider Fee Adjustment for Withdrawal Base Adjustments. A rider fee adjustment will also be calculated for subsequent premium payments and non-Income Link® rider systematic withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee

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adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider.

Income Link® Rider Issue Requirements

The Company will not issue the Income Link® rider unless:

•	the annuitant is at least 55 years old and not yet 81 years old (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is at least 55 years old and not yet 81 years old (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Income Link® rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice is received by us following the fifth rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Income Link® rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income Link® rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income MaxSM rider for a qualified policy. If you elect the Retirement Income MaxSM rider you cannot elect another GLWB.

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Retirement Income MaxSM – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income MaxSM Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

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•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income MaxSM Rider” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

•

due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, (i.e., payments of the rider withdrawal amount for life) you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

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Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
59-64	4.5%	4.10%
65-74	5.5%	5.10%
≥75	6.5%	6.10%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	current withdrawal base;

•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•

the policy value on any monthiversary, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see “Automatic Step-Up” below).

See “Appendix – Hypothetical Example of the Withdrawal Base Calculation – Retirement Income MaxSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal

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percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

On each rider anniversary the rider fee percentage may increase (or decrease) up to 75 basis points (0.75%) at the time of any automatic step-up (but will not exceed the maximum rider fee percentage in the fee table), i.e., the rider fee percentage is reset to the rider fee percentage then associated with newly issued riders.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income MaxSM Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds - Bond Fund – Class 2

Transamerica AEGON Active Asset Allocation – Conservative VP – Service Class

Transamerica AEGON Money Market VP – Service Class

Transamerica AEGON U.S. Government Securities VP – Service Class

Transamerica AllianceBernstein Dynamic Allocation VP – Service Class

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Tactical Allocation VP – Service Class

Transamerica PIMCO Real Return TIPS VP – Service Class

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Transamerica PIMCO Total Return VP – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income MaxSM – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.

Retirement Income MaxSM Rider Fees

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

=100,000*0.01(91/365)

=1,000*(91/365)

=$249.32

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We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. Fee adjustment as follows:

=10,000*0.01(20/365)

=100*(20/365)

=$5.48

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

=5.48 + 249.32

=$254.80

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income MaxSM Rider Issue Requirements

The Company will not issue the Retirement Income MaxSM rider unless:

•	The annuitant is at least age 56 and not yet age 86 for Single Life and at least age 65 but not yet age 86 for Joint Life (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice

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is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income MaxSM rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income MaxSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specifiy their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. We will pay the refund within seven days after we receive in good order within the applicable

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period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period

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under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.

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All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

We pay benefits under your Contract from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC;s website at http://www.sec.gov. Our financial strength can be found on our website.

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The Separate Account

The Company established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

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The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2010, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $6,350 to $500,000, and payments of between 0.10% and 1.32% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2010, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA

Carillon Financial

Centarus Financial

CFD Investments

Citizens Bank

Compass Bank

Equity Services

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Financial Advisors of America

Financial Network

Fintegra

Genworth Financial

Girard Securities

Hantz Financial

Huntington Bank

Independent Financial Group

Invest Financial Corporation

James T. Borello

Kovack Securities

LPL Financial

M&T Bank

Merrill Lynch

Money Concepts

Morgan Stanley Smith Barney

Multi Family Securities Corp

Multi Financial

National Planning Corporation

Newbridge Securities

NEXT Financial Group

Park Avenue Securities

Primevest

ProEquities

Raymond James and Associates

Raymond James Financial Group

Sigma Financial

Signator Investments

SII Investments

Summit Equities

Suntrust Bank

TFS Securities, Inc.

The Planners Network

Transamerica Financial Advisors

UBS Financial

UnionBanc Investment Services LLC

US Bancorp

Valmark Securities

Wells Fargo/Wachovia

World Equity Group

Word Group Securities

During 2010, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2010
Wells Fargo/Wachovia	$1,327,561
LPL Financial	$1,170,949
Morgan Stanley Smith Barney	$1,122,219
Merrill Lynch	$810,000
Transamerica Financial Advisors	$750,789
UBS Financial	$485,097
Raymond James Financial Services	$426,264
World Group Securities	$412,219
National Planning Corporation	$315,904
Citizens Bank	$270,113

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica Financial Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix - Condensed Financial Information

Appendix - OA Method Transfers

Appendix - PAM Method Transfers

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2010. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Financial Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$1.200247	$1.279792	150,794.422
Subaccount Inception Date May 1, 2002	2009	$0.979668	$1.200247	54,299.373
	2008	$1.270830	$0.979668	44,922.259
	2007	$1.220709	$1.270830	0.000
	2006	$1.140199	$1.220709	0.000
	2005	$1.106919	$1.140199	0.000
	2004	$1.000000	$1.106919	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$1.149855	$1.293078	38,009.732
Subaccount Inception Date May 1, 2002	2009	$0.904932	$1.149855	42,486.153
	2008	$1.531534	$0.904932	18,371.575
	2007	$1.452146	$1.531534	23,628.526
	2006	$1.284181	$1.452146	0.000
	2005	$1.169683	$1.284181	0.000
	2004	$1.000000	$1.169683	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$1.223994	$1.322304	64,160.781
Subaccount Inception Date May 1, 2002	2009	$0.988819	$1.223994	0.000
	2008	$1.365998	$0.988819	0.000
	2007	$1.292796	$1.365998	0.000
	2006	$1.185058	$1.292796	0.000
	2005	$1.127695	$1.185058	0.000
	2004	$1.000000	$1.127695	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$1.205589	$1.329232	297,461.650
Subaccount Inception Date May 1, 2002	2009	$0.961203	$1.205589	102,633.990
	2008	$1.461051	$0.961203	0.000
	2007	$1.385012	$1.461051	0.000
	2006	$1.243584	$1.385012	0.000
	2005	$1.155592	$1.243584	0.000
	2004	$1.000000	$1.155592	0.000
Transamerica International Moderate Growth VP – Service Class	2010	$0.866493	$0.936974	0.000
Subaccount Inception Date May 1, 2006	2009	$0.683054	$0.866493	0.000
	2008	$1.093585	$0.683054	0.000
	2007	$1.027743	$1.093585	0.000
	2006	$1.000000	$1.027743	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.199639	$1.290476	294,340.528
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.199639	0.000

105

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.203393	$1.313094	131,379.414
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.203393	54,646.502
Transamerica BlackRock Large Cap Value VP – Service Class	2010	$1.201068	$1.297697	0.000
Subaccount Inception Date May 1, 2000	2009	$1.076816	$1.201068	0.000
	2008	$1.665113	$1.076816	0.000
	2007	$1.627009	$1.665113	0.000
	2006	$1.422266	$1.627009	0.000
	2005	$1.252828	$1.422266	0.000
	2004	$1.000000	$1.252828	0.000
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.008795	$1.022919	0.000
Subaccount Inception Date November 19, 2009	2009	$0.990705	$1.008795	0.000
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.983098	$0.905524	5,969.221
Subaccount Inception Date November 19, 2009	2009	$0.995060	$0.983098	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.005952	$1.039881	0.000
Subaccount Inception Date November 19, 2009	2009	$0.988958	$1.005952	0.000
Transamerica Foxhall Global Commodities & Hard Assets VP – Service
Class (1)	2010	$0.985328	$0.996461	0.000
Subaccount Inception Date November 19, 2009	2009	$0.986563	$0.985328	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.020140	$0.966004	0.000
Subaccount Inception Date November 19, 2009	2009	$0.998150	$1.020140	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.021887	$0.981138	0.000
Subaccount Inception Date November 19, 2009	2009	$0.997257	$1.021887	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.020807	$0.994228	0.000
Subaccount Inception Date November 19, 2009	2009	$0.996388	$1.020807	0.000
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.003159	$0.985121	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999947	$1.003159	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2010	$1.449864	$1.639742	0.000
Subaccount Inception Date May 1, 2002	2009	$1.111342	$1.449864	0.000
	2008	$1.970525	$1.111342	0.000
	2007	$2.158253	$1.970525	7,643.908
	2006	$1.550371	$2.158253	8,461.833
	2005	$1.396448	$1.550371	9,929.000
	2004	$1.000000	$1.396448	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.029113	$1.239808	0.000
Subaccount Inception Date November 19, 2009	2009	$0.985146	$1.029113	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2010	$1.042079	$1.173977	0.000
Subaccount Inception Date May 2, 1997	2009	$0.821552	$1.042079	0.000
	2008	$1.340681	$0.821552	0.000
	2007	$1.310582	$1.340681	0.000
	2006	$1.162163	$1.310582	0.000
	2005	$1.148055	$1.162163	0.000
	2004	$1.000000	$1.148055	0.000
Transamerica Jennison Growth VP– Service Class	2010	$1.133110	$1.244530	0.000
Subaccount Inception Date December 13, 1996	2009	$0.821098	$1.133110	0.000
	2008	$1.331150	$0.821098	0.000
	2007	$1.219689	$1.331150	0.000
	2006	$1.223828	$1.219689	0.000
	2005	$1.099019	$1.223828	0.000
	2004	$1.000000	$1.099019	0.000

106

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Capital Growth VP – Service Class(2)	2010	$1.023893	$1.276353	0.000
Subaccount Inception Date May 1, 2000	2009	$0.818287	$1.023893	0.000
	2008	$1.314715	$0.818287	0.000
	2007	$1.330325	$1.314715	0.000
	2006	$1.146477	$1.330325	0.000
	2005	$1.125917	$1.146477	0.000
	2004	$1.000000	$1.125917	0.000
Transamerica AEGON High Yield Bond VP – Service Class	2010	$1.257884	$1.383962	0.000
Subaccount Inception Date June 21, 1999	2009	$0.873225	$1.257884	0.000
	2008	$1.194463	$0.873225	0.000
	2007	$1.197194	$1.194463	0.000
	2006	$1.103340	$1.197194	0.000
	2005	$1.108153	$1.103340	0.000
	2004	$1.000000	$1.108153	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.560672	$0.402756	0.000
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.560672	0.000
Transamerica MFS International Equity VP – Service Class	2010	$1.391018	$1.505048	0.000
Subaccount Inception Date May 1, 2001	2009	$1.072424	$1.391018	0.000
	2008	$1.696321	$1.072424	0.000
	2007	$1.588686	$1.696321	0.000
	2006	$1.317598	$1.588686	0.000
	2005	$1.194818	$1.317598	0.000
	2004	$1.000000	$1.194818	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.217156	$1.276669	156,314.431
Subaccount Inception Date May 1, 2002	2009	$1.072024	$1.217156	24,754.124
	2008	$1.127650	$1.072024	24,872.578
	2007	$1.056730	$1.127650	10,400.853
	2006	$1.036872	$1.056730	11,513.763
	2005	$1.035977	$1.036872	13,510.000
	2004	$1.000000	$1.035977	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2010	$1.091625	$1.435452	0.000
Subaccount Inception Date May 1, 2000	2009	$0.804533	$1.091625	0.000
	2008	$1.289852	$0.804533	0.000
	2007	$1.203528	$1.289852	0.000
	2006	$1.187285	$1.203528	0.000
	2005	$1.096368	$1.187285	0.000
	2004	$1.000000	$1.096368	0.000
Transamerica WMC Diversified Equity VP – Service Class(3)	2010	$1.029354	$1.176737	0.000
Subaccount Inception Date May 1, 2000	2009	$0.820848	$1.029354	0.000
	2008	$1.489578	$0.820848	0.000
	2007	$1.320902	$1.489578	0.000
	2006	$1.136855	$1.320902	0.000
	2005	$1.051742	$1.136855	0.000
	2004	$1.000000	$1.051742	0.000
Transamerica Efficient Markets VP – Service Class	2010	$1.197925	$1.320461	0.000
Subaccount Inception Date November 10, 2008	2009	$1.036202	$1.197925	0.000
	2008	$1.000000	$1.036202	0.000

107

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Multi-Managed Balanced VP – Service Class(4)	2010	$1.149041	$1.396253	38,448.716
Subaccount Inception Date May 1, 2002	2009	$0.930174	$1.149041	0.000
	2008	$1.406565	$0.930174	0.000
	2007	$1.264951	$1.406565	0.000
	2006	$1.185899	$1.264951	0.000
	2005	$1.121594	$1.185899	0.000
	2004	$1.000000	$1.121594	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(5)	2010	$1.149363	$1.230558	0.000
Subaccount Inception Date May 1, 2002	2009	$0.893361	$1.149363	0.000
	2008	$1.445762	$0.893361	0.000
	2007	$1.246196	$1.445762	0.000
	2006	$1.148149	$1.246196	0.000
	2005	$1.130446	$1.148149	0.000
	2004	$1.000000	$1.130446	0.000
Transamerica WMC Diversified Growth VP – Service Class	2010	$1.086083	$1.251557	0.000
Subaccount Inception Date May 1, 2000	2009	$0.859034	$1.086083	0.000
	2008	$1.627255	$0.859034	0.000
	2007	$1.429765	$1.627255	0.000
	2006	$1.344838	$1.429765	0.000
	2005	$1.179060	$1.344838	0.000
	2004	$1.000000	$1.179060	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Service Class(6)	2010	$1.288309	$1.709579	0.000
Subaccount Inception Date May 2, 2001	2009	$0.962080	$1.288309	0.000
	2008	$1.664426	$0.962080	0.000
	2007	$1.382669	$1.664426	0.000
	2006	$1.343754	$1.382669	0.000
	2005	$1.181645	$1.343754	0.000
	2004	$1.000000	$1.181645	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.027323	$1.007723	0.000
Subaccount Inception Date January 1, 1995	2009	$1.047238	$1.027323	42,204.858
	2008	$1.045100	$1.047238	0.000
	2007	$1.017104	$1.045100	0.000
	2006	$0.992507	$1.017104	0.000
	2005	$0.985904	$0.992507	0.000
	2004	$1.000000	$0.985904	0.000
Transamerica Systematic Small/Mid Cap Value VP – Service Class(8)	2010	$0.923285	$1.177784	0.000
Subaccount Inception Date January 1, 1995	2009	$0.658706	$0.923285	0.000
	2008	$1.000000	$0.658706	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(9)	2010	$1.151322	$1.177000	52,988.475
Subaccount Inception Date June 16, 1995	2009	$1.126486	$1.151322	0.000
	2008	$1.069229	$1.126486	0.000
	2007	$1.030596	$1.069229	0.000
	2006	$1.019453	$1.030596	0.000
	2005	$1.019091	$1.019453	0.000
	2004	$1.000000	$1.019091	0.000
Transamerica Index 100 VP – Service Class	2010	$1.023670	$1.148757	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999947	$1.023670	0.000
Transamerica Index 35 VP – Service Class	2010	$0.997727	$1.070874	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999947	$0.997727	0.000

108

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Service Class	2010	$0.931999	$1.011917	0.000
Subaccount Inception Date May 1, 2008	2009	$0.815389	$0.931999	0.000
	2008	$1.000000	$0.815389	0.000
Transamerica Index 75 VP – Service Class	2010	$0.869488	$0.963772	211,458.931
Subaccount Inception Date May 1, 2008	2009	$0.719630	$0.869488	213,030.401
	2008	$1.000000	$0.719630	110,268.010
Transamerica Morgan Stanley Active International Allocation VP – Service	2010	$1.398174	$1.483939	0.000
Class	2009	$1.134211	$1.398174	0.000
Subaccount Inception Date January 1, 1995	2008	$1.897250	$1.134211	0.000
	2007	$1.678120	$1.897250	0.000
	2006	$1.388757	$1.678120	0.000
	2005	$1.246139	$1.388757	0.000
	2004	$1.000000	$1.246139	0.000
Transamerica Multi Managed Large Cap Core VP – Service Class	2010	$1.142407	$1.332071	0.000
Subaccount Inception Date January 1, 1995	2009	$0.802752	$1.142407	0.000
	2008	$1.416163	$0.802752	0.000
	2007	$1.325393	$1.416163	0.000
	2006	$1.227649	$1.325393	0.000
	2005	$1.146899	$1.227649	0.000
	2004	$1.000000	$1.146899	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	2010	$1.163858	$1.524959	0.000
Subaccount Inception Date May 1, 2001	2009	$0.741036	$1.163858	0.000
	2008	$1.410653	$0.741036	0.000
	2007	$1.176644	$1.410653	0.000
	2006	$1.094577	$1.176644	0.000
	2005	$1.039809	$1.094577	0.000
	2004	$1.000000	$1.039809	0.000
PAM Transamerica AEGON U.S. Government Securities VP – Service	2010	$1.129925	$1.155119	19,265.982
Class(9)	2009	$1.105550	$1.129925	16,880.523
Subaccount Inception Date June 16, 1995	2008	$1.049354	$1.105550	17,260.743
	2007	$1.011446	$1.049354	11,586.093
	2006	$1.000508	$1.011446	0.000
	2005	$1.000000	$1.000508	0.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.901634	$0.945817	0.000
Subaccount Inception Date May 1, 2002	2009	$0.622187	$0.901634	0.000
	2008	$1.318999	$0.622187	0.000
	2007	$1.326766	$1.318999	0.000
	2006	$1.197589	$1.326766	0.000
	2005	$1.158020	$1.197589	0.000
	2004	$1.000000	$1.158020	0.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.867872	$0.980723	0.000
Subaccount Inception Date May 1, 2002	2009	$0.732942	$0.867872	0.000
	2008	$1.302515	$0.732942	0.000
	2007	$1.188594	$1.302515	0.000
	2006	$1.142493	$1.188594	0.000
	2005	$1.072689	$1.142493	0.000
	2004	$1.000000	$1.072689	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.233390	$1.331774	86,739.913
Subaccount Inception Date November 10, 2008	2009	$1.012367	$1.233390	0.000
	2008	$1.000000	$1.012367	0.000

109

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.965842	$1.068636	0.000
Subaccount Inception Date May 1, 2001	2009	$0.818182	$0.965842	0.000
	2008	$1.406638	$0.818182	0.000
	2007	$1.367752	$1.406638	0.000
	2006	$1.191917	$1.367752	0.000
	2005	$1.161704	$1.191917	0.000
	2004	$1.000000	$1.161704	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$1.045995	$1.126873	0.000
Subaccount Inception Date May 1, 2001	2009	$0.777784	$1.045995	0.000
	2008	$1.317769	$0.777784	0.000
	2007	$1.182605	$1.317769	0.000
	2006	$1.213383	$1.182605	0.000
	2005	$1.077097	$1.213383	0.000
	2004	$1.000000	$1.077097	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.007640	$1.108724	29,779.724
Subaccount Inception Date November 19, 2009	2009	$0.989770	$1.007640	0.000
American Funds - Bond Fund – Class 2	2010	$0.993361	$1.034117	0.000
Subaccount Inception Date November 19, 2009	2009	$1.000891	$0.993361	0.000
American Funds - Growth-Income Fund – Class 2	2010	$1.007891	$1.098363	0.000
Subaccount Inception Date November 19, 2009	2009	$0.986794	$1.007891	0.000
American Funds - Growth Fund – Class 2	2010	$1.002501	$1.163617	0.000
Subaccount Inception Date November 19, 2009	2009	$0.986472	$1.002501	0.000
American Funds - International Fund – Class 2	2010	$0.980022	$1.027799	0.000
Subaccount Inception Date November 19, 2009	2009	$0.982903	$0.980022	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.900399	$1.040017	0.000
Subaccount Inception Date May 1, 2008	2009	$0.663638	$0.900399	0.000
	2008	$1.000000	$0.663638	0.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2010	$1.257299	$1.442017	0.000
Subaccount Inception Date May 1, 2000	2009	$0.946209	$1.257299	0.000
	2008	$1.683422	$0.946209	0.000
	2007	$1.463244	$1.683422	0.000
	2006	$1.338666	$1.463244	0.000
	2005	$1.169932	$1.338666	0.000
	2004	$1.000000	$1.169932	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$1.014193	$1.143202	0.000
Subaccount Inception Date May 1, 2000	2009	$0.796072	$1.014193	0.000
	2008	$1.419332	$0.796072	0.000
	2007	$1.428992	$1.419332	0.000
	2006	$1.214705	$1.428992	0.000
	2005	$1.172981	$1.214705	0.000
	2004	$1.000000	$1.172981	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.901030	$1.094709	0.000
Subaccount Inception Date May 1, 2001	2009	$0.717861	$0.901030	0.000
	2008	$1.389096	$0.717861	0.000
	2007	$1.118214	$1.389096	0.000
	2006	$1.069657	$1.118214	0.000
	2005	$1.033578	$1.069657	0.000
	2004	$1.000000	$1.033578	0.000

110

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.531940	$1.932005	0.000
Subaccount Inception Date May 1, 2000	2009	$1.117551	$1.531940	0.000
	2008	$1.886714	$1.117551	0.000
	2007	$1.667885	$1.886714	8,287.007
	2006	$1.512707	$1.667885	9,173.740
	2005	$1.306694	$1.512707	10,765.000
	2004	$1.000000	$1.306694	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$0.985870	$1.221716	0.000
Subaccount Inception Date May 1, 2002	2009	$0.639565	$0.985870	0.000
	2008	$1.338639	$0.639565	0.000
	2007	$1.294450	$1.338639	0.000
	2006	$1.137526	$1.294450	0.000
	2005	$1.132172	$1.137526	0.000
	2004	$1.000000	$1.132172	0.000
Franklin Income Securities Fund – Class 2	2010	$0.887236	$0.980561	0.000
Subaccount Inception Date May 1, 2007	2009	$0.667079	$0.887236	0.000
	2008	$0.966884	$0.667079	0.000
	2007	$1.000000	$0.966884	0.000
Mutual Shares Securities Fund – Class 2	2010	$0.732851	$0.799315	0.000
Subaccount Inception Date May 1, 2007	2009	$0.592743	$0.732851	0.000
	2008	$0.960957	$0.592743	0.000
	2007	$1.000000	$0.960957	0.000
Templeton Foreign Securities Fund – Class 2	2010	$0.837316	$0.890358	0.000
Subaccount Inception Date May 1, 2007	2009	$0.622897	$0.837316	0.000
	2008	$1.065218	$0.622897	0.000
	2007	$1.000000	$1.065218	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.260784	$1.361314	62,123.890
Subaccount Inception Date November 10, 2008	2009	$0.989698	$1.260784	0.000
	2008	$1.000000	$0.989698	0.000
GE Investments Total Return Fund – Class 3	2010	$1.003281	$1.074161	29,978.366
Subaccount Inception Date November 19, 2009	2009	$0.988801	$1.003281	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2010	$1.378244	$1.696902	0.000
Subaccount Inception Date October 9, 2000	2009	$0.972780	$1.378244	0.000
	2008	$1.766658	$0.972780	0.000
	2007	$1.479596	$1.766658	0.000
	2006	$1.331249	$1.479596	0.000
	2005	$1.211421	$1.331249	0.000
	2004	$1.000000	$1.211421	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2010	$1.012439	$1.147206	0.000
Subaccount Inception Date October 9, 2000	2009	$0.751211	$1.012439	0.000
	2008	$1.387768	$0.751211	0.000
	2007	$1.293832	$1.387768	0.000
	2006	$1.118394	$1.293832	0.000
	2005	$1.080016	$1.118394	0.000
	2004	$1.000000	$1.080016	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.048790	$1.123744	10.038.992
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.048790	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.346326	$1.499877	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.346326	0.000

111

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.413610	$1.485867	0.000
Subaccount Inception Date May 1, 2004	2009	$0.924553	$1.413610	0.000
	2008	$1.607369	$0.924553	0.000
	2007	$1.498998	$1.607369	0.000
	2006	$1.252178	$1.498998	0.000
	2005	$1.153212	$1.252178	0.000
	2004	$1.000000	$1.153212	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.308668	$1.584729	0.000
Subaccount Inception Date May 1, 2004	2009	$0.916394	$1.308668	0.000
	2008	$1.398877	$0.916394	0.000
	2007	$1.392154	$1.398877	0.000
	2006	$1.214669	$1.392154	0.000
	2005	$1.133828	$1.214669	0.000
	2004	$1.000000	$1.133828	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.317442	$1.642812	0.000
Subaccount Inception Date May 1, 2004	2009	$0.853937	$1.317442	0.000
	2008	$1.280136	$0.853937	0.000
	2007	$1.383688	$1.280136	0.000
	2006	$1.226543	$1.383688	0.000
	2005	$1.209086	$1.226543	0.000
	2004	$1.000000	$1.209086	0.000
MFS ® New Discovery Series – Service Class	2010	$1.111499	$1.482104	0.000
Subaccount Inception Date May 1, 2002	2009	$0.695533	$1.111499	0.000
	2008	$1.172551	$0.695533	0.000
	2007	$1.169232	$1.172551	0.000
	2006	$1.055494	$1.169232	0.000
	2005	$1.024468	$1.055494	0.000
	2004	$1.000000	$1.024468	0.000
MFS ® Total Return Series – Service Class	2010	$1.124365	$1.209106	0.000
Subaccount Inception Date May 1, 2002	2009	$0.973702	$1.124365	0.000
	2008	$1.278035	$0.973702	0.000
	2007	$1.253760	$1.278035	9,584.336
	2006	$1.145035	$1.253760	10,609.885
	2005	$1.137739	$1.145035	12,450.000
	2004	$1.000000	$1.137739	0.000
MTB Managed Allocation Fund – Moderate Growth II	2010	$1.037776	$1.125349	0.000
Subaccount Inception Date May 1, 2004	2009	$0.842226	$1.037776	0.000
	2008	$1.210744	$0.842226	0.000
	2007	$1.154904	$1.210744	0.000
	2006	$1.066260	$1.154904	0.000
	2005	$1.045226	$1.066260	0.000
	2004	$1.000000	$1.045226	0.000

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class	2010	$1.341624	$1.443418	0.000
Subaccount Inception Date May 1, 2002	2009	$1.084764	$1.341624	0.000
	2008	$1.393535	$1.084764	0.000
	2007	$1.326374	$1.393535	0.000
	2006	$1.227011	$1.326374	0.000
	2005	$1.000000	$1.227011	0.000

112

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.209469	$1.373148	0.000
Subaccount Inception Date May 1, 2002	2009	$0.943304	$1.209469	0.000
	2008	$1.582269	$0.943304	0.000
	2007	$1.486851	$1.582269	0.000
	2006	$1.302034	$1.486851	0.000
	2005	$1.000000	$1.302034	0.000
Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.341335	$1.462229	0.000
Subaccount Inception Date May 1, 2002	2009	$1.074425	$1.341335	0.000
	2008	$1.469438	$1.074425	0.000
	2007	$1.378257	$1.469438	0.000
	2006	$1.251752	$1.378257	0.000
	2005	$1.000000	$1.251752	0.000
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.293468	$1.440106	123,520.505
Subaccount Inception Date May 1, 2002	2009	$1.021885	$1.293468	123,520.505
	2008	$1.538888	$1.021885	0.000
	2007	$1.445324	$1.538888	0.000
	2006	$1.285492	$1.445324	0.000
	2005	$1.000000	$1.285492	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.204776	$1.314183	130,015.266
Subaccount Inception Date May 1, 2000	2009	$1.070125	$1.204776	32,160.498
	2008	$1.638984	$1.070125	6,038.582
	2007	$1.586029	$1.638984	6,047.242
	2006	$1.373411	$1.586029	0.000
	2005	$1.000000	$1.373411	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.782147	$2.035925	8,530.602
Subaccount Inception Date May 1, 2002	2009	$1.352468	$1.782147	8,540.821
	2008	$2.376670	$1.352468	8,552.397
	2007	$2.579503	$2.376670	8,561.451
	2006	$1.835653	$2.579503	13,660.636
	2005	$1.000000	$1.835653	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$0.889633	$1.012004	50,621.823
Subaccount Inception Date May 2, 1997	2009	$0.695084	$0.889633	80,871.006
	2008	$1.123403	$0.695084	94,033.501
	2007	$1.088148	$1.123403	116,932.845
	2006	$0.955422	$1.088148	82,592.509
	2005	$1.000000	$0.955422	49,854.000
Transamerica Jennison Growth VP – Initial Class	2010	$0.884015	$0.980165	105,020.891
Subaccount Inception Date December 13, 1996	2009	$0.634782	$0.884015	15,699.102
	2008	$1.020357	$0.634782	15,736.073
	2007	$0.926507	$1.020357	22,742.331
	2006	$0.919997	$0.926507	29,119.158
	2005	$1.000000	$0.919997	24,001.000
Transamerica Morgan Stanley Capital Growth VP - Initial Class (2)	2010	$0.965218	$1.214860	0.000
Subaccount Inception Date May 1, 2000	2009	$0.764045	$0.965218	0.000
	2008	$1.215742	$0.764045	0.000
	2007	$1.218398	$1.215742	0.000
	2006	$1.040511	$1.218398	0.000
	2005	$1.000000	$1.040511	0.000

113

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.483913	$1.647887	2,908.337
Subaccount Inception Date June 21, 1999	2009	$1.020431	$1.483913	2,916.915
	2008	$1.381306	$1.020431	2,926.523
	2007	$1.373205	$1.381306	5,667.223
	2006	$1.253150	$1.373205	0.000
	2005	$1.000000	$1.253150	0.000
Transamerica MFS International Equity VP – Initial Class	2010	$1.098102	$1.198383	0.000
Subaccount Inception Date May 1, 2001	2009	$0.837955	$1.098102	0.000
	2008	$1.311199	$0.837955	0.000
	2007	$1.216347	$1.311199	0.000
	2006	$1.000666	$1.216347	0.000
	2005	$1.000000	$1.000666	0.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.386905	$1.468334	537.431
Subaccount Inception Date May 1, 2002	2009	$1.210180	$1.386905	539.902
	2008	$1.260541	$1.210180	542.739
	2007	$1.171534	$1.260541	10,129.876
	2006	$1.138214	$1.171534	0.000
	2005	$1.000000	$1.138214	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$1.081922	$1.436428	0.000
Subaccount Inception Date May 1, 2000	2009	$0.789781	$1.081922	0.000
	2008	$1.254462	$0.789781	0.000
	2007	$1.158869	$1.254462	0.000
	2006	$1.132689	$1.158869	0.000
	2005	$1.000000	$1.132689	0.000
Transamerica Multi-Managed Balanced VP – Initial Class (4)	2010	$1.248058	$1.529974	0.000
Subaccount Inception Date May 1, 2002	2009	$1.000543	$1.248058	0.000
	2008	$1.498683	$1.000543	0.000
	2007	$1.335781	$1.498683	0.000
	2006	$1.239342	$1.335781	0.000
	2005	$1.000000	$1.239342	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class (5)	2010	$1.343302	$1.449976	0.000
Subaccount Inception Date May 1, 2002	2009	$1.035882	$1.343302	0.000
	2008	$1.661544	$1.035882	0.000
	2007	$1.418146	$1.661544	0.000
	2006	$1.294720	$1.418146	0.000
	2005	$1.000000	$1.294720	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.959353	$1.116284	130,185.492
Subaccount Inception Date May 1, 2000	2009	$0.751847	$0.959353	146,106.331
	2008	$1.409942	$0.751847	159,591.103
	2007	$1.227724	$1.409942	197,099.338
	2006	$1.143396	$1.227724	124,662.002
	2005	$1.000000	$1.143396	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class (6)	2010	$1.600591	$2.144594	0.000
Subaccount Inception Date May 2, 2001	2009	$1.184124	$1.600591	0.000
	2008	$2.028961	$1.184124	1,571.210
	2007	$1.669130	$2.028961	1,573.463
	2006	$1.607904	$1.669130	0.000
	2005	$1.000000	$1.607904	0.000

114

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON Money Market VP – Initial Class(7)	2010	$1.094790	$1.081306	0.000
Subaccount Inception Date January 1, 1995	2009	$1.107014	$1.094790	0.000
	2008	$1.094695	$1.107014	3,788.167
	2007	$1.055380	$1.094695	3,795.746
	2006	$1.020274	$1.055380	0.000
	2005	$1.000000	$1.020274	0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(8)	2010	$1.686857	$2.172744	120,121.218
Subaccount Inception Date January 1, 1995	2009	$1.192595	$1.686857	120,164.570
	2008	$2.042093	$1.192595	130,365.563
	2007	$1.657650	$2.042093	133,419.182
	2006	$1.421656	$1.657650	55,649.194
	2005	$1.000000	$1.421656	21,203.000
Transamerica AEGON U.S. Government Securities VP – Initial Class(9)	2010	$1.304088	$1.344691	0.000
Subaccount Inception Date June 16, 1995	2009	$1.263925	$1.304088	0.000
	2008	$1.188702	$1.263925	3,812.614
	2007	$1.134988	$1.188702	3,820.239
	2006	$1.112738	$1.134988	0.000
	2005	$1.000000	$1.112738	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial	2010	$1.203254	$1.289168	20,020.076
Class	2009	$0.967802	$1.203254	20,037.173
Subaccount Inception Date January 1, 1995	2008	$1.602061	$0.967802	29,379.807
	2007	$1.403238	$1.602061	29,417.215
	2006	$1.150322	$1.403238	42,488.649
	2005	$1.000000	$1.150322	29,073.000
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$1.107576	$1.303628	17,098.019
Subaccount Inception Date January 1, 1995	2009	$0.771208	$1.107576	17,098.019
	2008	$1.348278	$0.771208	17,098.019
	2007	$1.249638	$1.348278	17,098.019
	2006	$1.146722	$1.249638	29,525.647
	2005	$1.000000	$1.146722	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$0.838670	$1.109148	0.000
Subaccount Inception Date May 1, 2001	2009	$0.528867	$0.838670	0.000
	2008	$0.997022	$0.528867	0.000
	2007	$0.823890	$0.997022	0.000
	2006	$0.758974	$0.823890	0.000
	2005	$1.000000	$0.758974	0.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.881600	$0.931187	2,639.707
Subaccount Inception Date May 1, 2002	2009	$0.604186	$0.881600	2,658.315
	2008	$1.271980	$0.604186	2,677.626
	2007	$1.270636	$1.271980	2,701.878
	2006	$1.139065	$1.270636	0.000
	2005	$1.000000	$1.139065	0.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.891339	$1.014197	0.000
Subaccount Inception Date May 1, 2002	2009	$0.747594	$0.891339	0.000
	2008	$1.319374	$0.747594	0.000
	2007	$1.195666	$1.319374	0.000
	2006	$1.141419	$1.195666	0.000
	2005	$1.000000	$1.141419	0.000

115

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.878204	$0.978382	3,559.318
Subaccount Inception Date May 1, 2001	2009	$0.738833	$0.878204	3,582.663
	2008	$1.261449	$0.738833	3,607.264
	2007	$1.218097	$1.261449	6,882.984
	2006	$1.054234	$1.218097	0.000
	2005	$1.000000	$1.054234	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$0.766396	$0.831363	0.000
Subaccount Inception Date May 1, 2001	2009	$0.565961	$0.766396	0.000
	2008	$0.952272	$0.565961	0.000
	2007	$0.848701	$0.952272	0.000
	2006	$0.864830	$0.848701	0.000
	2005	$1.000000	$0.864830	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2010	$1.354615	$1.564362	47,688.153
Subaccount Inception Date May 1, 2000	2009	$1.012451	$1.354615	47,688.153
	2008	$1.788832	$1.012451	47,688.153
	2007	$1.544135	$1.788832	54,756.448
	2006	$1.402996	$1.544135	0.000
	2005	$1.000000	$1.402996	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$0.968848	$1.099640	620,489
Subaccount Inception Date May 1, 2000	2009	$0.755259	$0.968848	623.339
	2008	$1.337242	$0.755259	626.617
	2007	$1.337042	$1.337242	3,470.643
	2006	$1.128753	$1.337042	0.000
	2005	$1.000000	$1.128753	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.719468	$0.880152	0.000
Subaccount Inception Date May 1, 2001	2009	$0.569269	$0.719468	0.000
	2008	$1.093944	$0.569269	0.000
	2007	$0.874541	$1.093944	0.000
	2006	$0.830834	$0.874541	0.000
	2005	$1.000000	$0.830834	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.865781	$2.369263	45,716.904
Subaccount Inception Date May 1, 2000	2009	$1.351755	$1.865781	45,716.904
	2008	$2.266360	$1.351755	45,716.904
	2007	$1.989658	$2.266360	48,791.087
	2006	$1.792176	$1.989658	0.000
	2005	$1.000000	$1.792176	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$1.180361	$1.472847	0.000
Subaccount Inception Date May 1, 2002	2009	$0.760482	$1.180361	0.000
	2008	$1.580730	$0.760482	0.000
	2007	$1.517999	$1.580730	0.000
	2006	$1.324841	$1.517999	0.000
	2005	$1.000000	$1.324841	0.000
Franklin Income Securities Fund – Class 2	2010	$0.903723	$1.005682	0.000
Subaccount Inception Date May 1, 2007	2009	$0.674813	$0.903723	0.000
	2008	$0.971353	$0.674813	0.000
	2007	$1.000000	$0.971353	0.000
Mutual Shares Securities Fund – Class 2	2010	$0.746489	$0.819803	0.000
Subaccount Inception Date May 1, 2007	2009	$0.599635	$0.746489	0.000
	2008	$0.965403	$0.599635	0.000
	2007	$1.000000	$0.965403	0.000

116

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2	2010	$0.852876	$0.913165	0.000
Subaccount Inception Date May 1, 2007	2009	$0.630121	$0.852876	0.000
	2008	$1.070130	$0.630121	0.000
	2007	$1.000000	$1.070130	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.053799	$1.136914	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.053799	0.000
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.420219	$1.503124	0.000
Subaccount Inception Date April 27, 2009	2009	$1.000000	$1.420219	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.352727	$1.517421	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.352727	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.352727	$1.603270	40,389.121
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.314897	40,389.121
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.323602	$1.661890	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.323602	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2010	$1.019736	$1.264171	0.000
Subaccount Inception Date October 9, 2000	2009	$0.714794	$1.019736	0.000
	2008	$1.289164	$0.714794	0.000
	2007	$1.072245	$1.289164	0.000
	2006	$0.958132	$1.072245	0.000
	2005	$1.000000	$0.958132	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2010	$0.751573	$0.857507	0.000
Subaccount Inception Date October 9, 2000	2009	$0.553819	$0.751573	0.000
	2008	$1.016044	$0.553819	0.000
	2007	$0.940727	$1.016044	0.000
	2006	$0.807605	$0.940727	0.000
	2005	$1.000000	$0.807605	0.000
MFS® New Discovery Series – Service Class	2010	$1.161385	$1.559306	0.000
Subaccount Inception Date May 1, 2002	2009	$0.721754	$1.161385	0.000
	2008	$1.208354	$0.721754	0.000
	2007	$1.196609	$1.208354	0.000
	2006	$1.072810	$1.196609	0.000
	2005	$1.000000	$1.072810	0.000
MFS® Total Return Series – Service Class	2010	$1.180963	$1.278746	0.000
Subaccount Inception Date May 1, 2002	2009	$1.015691	$1.180963	0.000
	2008	$1.323958	$1.015691	0.000
	2007	$1.289840	$1.323958	0.000
	2006	$1.169929	$1.289840	0.000
	2005	$1.000000	$1.169929	0.000

(1)	Formerly known as Transamerica Foxhall Global Hard Assets VP.
(2)	Formerly known as Transamerica Focus VP.
(3)	Formerly known as Transamerica Diversified Equity VP.
(4)	Formerly known as Transamerica Balanced VP.
(5)	Formerly known as Transamerica Convertible Securities VP.
(6)	Formerly known as Transamerica Growth Opportunities VP.
(7)	Formerly known as Transamerica Money Market VP.
(8)	Formerly known as Transamerica Small/Mid Cap Value VP.
(9)	Formerly known as Transamerica U.S. Government Securities VP.

117

CONDENSED FINANCIAL INFORMATION — (Continued)

Transamerica AEGON Active Asset Allocation - Conservative VP, Transamerica AEGON Active Asset Allocation - Moderate VP, Transamerica AEGON Active Asset Allocation - Moderate Growth VP, Transamerica JPMorgan Core Bond VP, Transamerica JPMorgan Tactical Allocation VP, and Transamerica PIMCO Real Return TIPS VP had not commenced operations as of December 31, 2010, therefore, comparable data is not available.

118

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Approximate First Issue Date
Policy Form Number	AV211 101 65 189	May 1995
	AV343 101 90 396	January 1997
	AV806 101 158 102 (Landmark 2002, Landmark 2002 Revised and Landmark 2008)	May 2002

Policy Endorsement Form Number	AE 877 695	May 1996
	AE 847 394 and AE 1138 1199	November 1999
	AE 1261 705	May 2006

Product Feature	Landmark NY 96 & Prior Form Numbers: – AV211 101 65 189 – AE 877 695	Landmark NY 97 Form Numbers: – AV343 101 90 396 – AE 1138 1199
Guaranteed Minimum Death Benefit Option(s)bb	Annual Step-Up Death Benefit (Endorsement AE 877 695). Available if owner and annuitant are age 80 or younger.

A. Annual Step-Up Death Benefit

B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value and (b) guaranteed minimum death benefit.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	• 1.40% for Return of Premium (Years 1-7) • 1.25% for Return of Premium (Years 8+) • 1.55% for Annual Step-Up (Years1-7) • 1.40% for Annual Step-Up (Years 8+)

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	N/A	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Fund Facilitation Fee	No	No

Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 year guaranteed period available.

Annual Contract Charge (Service Charge)	If policy value is:	If policy value is:
	$0-$1,750 = 2%	$0-$1,750 = 2%
	$1,751-$49,999.99 = $35	$1,751-$49,999.99 = $35
	+ $49,999.99 = $0	+ $49,999.99 = $0

Premium Enhancement	No	No

Liquidity (L-Share) Optional Rider	No	No

119

Product Feature	Landmark NY 96 & Prior Form Numbers: – AV211 101 65 189 – AE 877 695	Landmark NY 97 Form Numbers: – AV343 101 90 396 – AE 1138 1199
Optional Riders	No	• 5 for Life 2005

• 5 for Life Growth w/Death Benefit

• 5 for Life with Growth

• Family Income Protector

• Living Benefits Rider 2003

• Living Benefits Rider 2005

• Managed Annuity Program

• Managed Annuity Program II

• Taxpayer

• Taxpayer Plus 2

• Taxpayer Rider 2003

Asset Rebalancing	N/A	Yes

Dollar Cost Averaging Fixed Account Option	Yes (Endorsement AE 847 394)	Yes

Nursing Care and Terminal Condition	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)
Withdrawal Option

Product Feature	Landmark NY 2002 Form Number: – AV806 101 158 102	Landmark NY 2002 Revised Form Number: – AV806 101 158 102	Landmark NY 2008 Form Number: – AV806 101 158 102
Guaranteed Minimum Death Benefit Option(s)

A. Annual Step-Up Death Benefit B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger.

Option B is available if owner and annuitant are age 90 or younger.

A. Annual Step-Up Death Benefit B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger.

Option B is available if owner and annuitant are age 90 or younger.

A. Annual Step-Up Death Benefit

B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date

•        1.30% for Return of Premium

•        1.75% for Return of Premium with Premium Enhancement Rider (Years 1-9)

•        1.30% for Return of Premium with Premium Enhancement Rider (Years 10+)

•        1.45% for Annual Step-Up

•        1.90% for Annual Step-Up with Premium Enhancement Rider (Years 1-9)

•        1.45% for Annual Step-Up with Premium Enhancement Rider (Years 10+)

•        1.30% for Return of Premium

•        1.75% for Return of Premium with Premium Enhancement Rider (Years 1-9)

•        1.30% for Return of Premium with Premium Enhancement Rider (Years 10+)

•        1.80% for Return of Premium with Liquidity Rider (Years 1-4)

•        1.30% for Return of Premium with Liquidity Rider (Years 5+)

•        1.45% for Annual Step-Up

•        1.95% for Annual Step-Up with Liquidity Rider (Years 1-4)

•        1.45% for Annual Step-Up with Liquidity Rider (Years 5+)

•        1.30% for Return of Premium

•        1.80% for Return of Premium with Liquidity Rider (Years 1-4)

•        1.30% for Return of Premium with Liquidity Rider (Years 5+)

•        1.45% for Annual Step-Up

•        1.95% for Annual Step-Up with Liquidity Rider (Years 1-4)

•        1.45% for Annual Step-Up with Liquidity Rider (Years 5+)

120

Product Feature	Landmark NY 2002 Form Number: – AV806 101 158 102	Landmark NY 2002 Revised Form Number: – AV806 101 158 102	Landmark NY 2008 Form Number: – AV806 101 158 102
Is Mortality & Expense Risk Fee and Administrative Chargedifferent after the annuity commencement date?	Yes – 1.25%	Yes – 1.25%	Yes – 1.25%

Fund Facilitation Fee	No

Yes -

•        0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•        0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•        0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•        0.10% if you choose Transamerica BlackRock Global Allocation VP.

Yes -

•        0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•        0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•        0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•        0.10% if you choose Transamerica BlackRock Global Allocation VP.

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.

Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0

Premium Enhancement Optional Rider	Available	Available	Available

Liquidity (L-Share) Optional Rider	No	Available	Available

Optional Riders

•        5 for Life Growth w/Death Benefit

•        5 for Life with Growth

•        5 for Life 2005

•      Living Benefits Rider 2003

•        Living Benefits Rider 2005

•        Managed Annuity Program II

•        Managed Annuity Program

•        Family Income Protector

•        Taxpayer

•        Taxpayer Plus 2

•        Taxpayer Rider 2003

•        Retirement Income Choice®

•        Income Select for Life

•        5 for Life Growth w/Death Benefit

•        5 for Life with Growth

•      5 for Life 2005

•        Retirement Income MaxSM

•        Living Benefits Rider 2003

•        Living Benefits Rider 2005

•        Managed Annuity Program

•        Taxpayer

•        Taxpayer Plus 2

•        Taxpayer Rider 2003

•        Retirement Income Max SM®

•        Income Link

•        Retirement Income Choice ® 1.4

•        Retirement ® Income Choice 1.2

•        Retirement Income Choice ® 2008 (with Double Withdrawal Base Benefit)

•        Retirement Income Choice ®

•        Living Benefits Rider 2005

•        Taxpayer Plus 2

•        Taxpayer Rider 2003

Asset Rebalancing	Yes	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)

121

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender;

(2)	is the adjustment factor = current death proceeds prior to the gross partial surrender divided by the policy value prior to the gross partial surrender, where death proceeds are equal to the maximum of the policy value, cash value, and the death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,600
Adjusted partial surrender = $15,600 * (75,000/50,000)	$23,400
New guaranteed minimum death benefit (after surrender) = 75,000 - 23,400	$51,600
New policy value (after surrender) = 50,000 - 15,600	$34,400

Summary:
Reduction in guaranteed minimum death benefit	=$	23,400
Reduction in policy value	=$	15,600

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

122

Death Benefit — (Continued)

Example 2

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,450
Adjusted partial surrender = $15,450 * (75,000/75,000)	$15,450
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,450	$34,550
New policy value (after surrender) = 75,000 - 15,450	$59,550

Summary:
Reduction in the guaranteed minimum death benefit	=$	15,450
Reduction in policy value	=$	15,450

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

123

Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up
Issue	N/A	$100,000	$100,000
1	-4%	$100,000	$100,000
2	18%	$100,000	$110,093
3	15%	$100,000	$124,955
4	-7%	$100,000	$124,955
5	2%	$100,000	$124,955
6	10%	$100,000	$124,955
7	14%	$100,000	$140,257
8	-3%	$100,000	$140,257
9	17%	$100,000	$154,706
10	6%	$100,000	$161,668

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of the hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

124

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income Choice® 1.2 Rider, the Income Link® Rider or the Retirement Income MaxSM Rider are summararized in the following chart.

Note: The Living Benefits Rider, the Retirement Income Choice® 1.2 Rider, the Income Link® Rider or the Retirement Income MaxSM Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income Choice ® 1.2 Rider	Income Link ® Rider	Retirement Income MaxSM Rider

Benefit:

•        Provides:

(1)Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Benefit:

•        Provides

(1)Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Benefit:

•        Provides:

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary), which are based on a withdrawal percentage that is higher for a defined period and lower thereafter, regardless of the Designated Investment Option that you select.

(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Benefit:

•        Provides:

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select – if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

125

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice ® 1.2 Rider	Income Link ® Rider	Retirement Income MaxSM Rider

•        Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

•        Upgrades:

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

.

•        Additional Options:

(1) Death Benefit Option— You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

•        Additional Options:

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

•        Additional Options:

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

Availability: • 0 - 80 (unless state law requires a lower maximum issue age	Availability: • Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: • At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	Availability: • Issue age is at least age 56 and not yet age 86 for Single Life and at least age 65 but not yet age 86 for Joint Life (unless state law requires a lower maximum issue age)

126

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice ® 1.2 Rider	Income Link ® Rider	Retirement Income MaxSM Rider
Charge: (1) 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

Charges:

(1) for Base Benefit only—0.45% to 1.40% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option – 1.20% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3) with Death Benefit Option—0.25% (single life) or 0.20% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

		Charges: (1) 0.90% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Charges: (1) 1.00% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

Investment Restrictions:

•        Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

Investment Restrictions:

•        Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.

•      Open Investment option (“OA”) – We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

		Investment Restrictions: • Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: • You must allocate 100% of your policy value to one or more investment options that we designate.

127

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

128

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

129

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

130

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

131

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

132

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

133

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

134

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE® 1.2 RIDER

AND RETIREMENT INCOME CHOICE® 1.4 RIDER (RETIREMENT INCOME

CHOICE® 1.4 - NO LONGER AVAILABLE FOR NEW SALES)

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

135

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount?

$2,353 pro rata amount.

136

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + ..05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC 1.2 or RIC 1.4 ) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

137

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC 1.2 or RIC 1.4 ) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

138

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawalt base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

139

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

140

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME LINK® RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Income Link ® Rider Systematic Withdrawals (“ILSW”)

Withdrawal Base. Income Link® rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income Link® rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:

1)	the amount of the non-Income Link ® rider systematic withdrawal (or non-qualifying minimum required distribution); and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount in 1 above;

B	is the policy value prior to the withdrawal; and

C	is the withdrawal base prior to the withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

Assumes single life withdrawal option of 5% for 7 years and 4% thereafter has been elected. Withdrawal occurs during first seven benefit years which means the withdrawal percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

141

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Assumptions:

WB = $100,000

RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)

ILSW = $500 per month

Non-ILSW = $10,000 (taken after the eighteenth monthly Income Link® rider systematic withdrawal)

PV = $90,000

Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income Link® rider systematic withdrawal occurs during the second Income Link® rider withdrawal year (which means the withdrawal percentage is 6%).

Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income Link® rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income Link® rider systematic withdrawal amount calculated.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the amount of the non-Income Link® rider systematic withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the non-Income Link® rider systematic withdrawal.

1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments

2.	($10,000 / ($90,000)) * $100,000 = $11,111

Step Three. Which is larger, the actual $10,000 non-Income Link® rider systematic withdrawal or the $11,111 pro rata amount?

$11,111 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $11,111 = $88,889

Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income Link® rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income Link® rider systematic withdrawal activity prior to the next Income Link® rider withdrawal year.

Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income Link® rider withdrawal year?

142

Guaranteed Lifetime Withdrawal Benefit — (Continued)

$3,000 (the remaining rider withdrawal amount) - ($3000*11.11%) = $2,667

Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.

New Income Link® rider systematic withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income Link® rider systematic withdrawal) we have to calculate a new Income Link® rider systematic withdrawal amount. This calculation assumes no more non-Income Link® rider systematic withdrawal activity prior to the next Income Link® rider withdrawal year.

Question: What is the new Income Link® rider systematic withdrawal amount?

$500 (the old Income Link® rider systematic withdrawal amount) - ($500*11.11%) = $444

Result. Going forward (until the seventh Income Link® rider withdrawal year), the Income Link® rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444

143

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME MAXSM RIDER

When a withdrawal is taken, the following parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5.5% withdrawal would be $5,500 (5.5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000 (PV after GPWD = $94,500)

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,500 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,500, the withdrawal base does not change.

144

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5.5% withdrawal would be $5,500 (5.5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $1,500 ($7,000 - $5,500)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,500, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,500 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5.5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5.5% withdrawal)) * WB before any adjustments

2.	($1,500 / ($90,000 - $5,500)) * $100,000 = $1,775

Step Three. Which is larger, the actual $1,500 excess withdrawal or the $1,775 pro rata amount?

$1,775 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $1,775 = $98,225

Result. The new withdrawal base is $98,225

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5.5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$98,225 (the adjusted withdrawal base) * 5.5% = $5,402.38

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,402.38.

145

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken.

WB in 8 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 8 = $147,746

RWA = 5.5% withdrawal beginning 8 years from the rider date would be $8,126 (5.5% of the then-current $147,746 withdrawal base)

GPWD = $8,126

EWD = None

PV = $90,000 in 8 years

You = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,126 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $8,126, the withdrawal base does not change.

Example 4 (Minimum Required Distribution “MRD”):

WB= $100,000

Automatic Step-up and growth never occur.

RWA for rider year beginning July 1, 2010 = 5.5% withdrawal would be $5,500 (5.5% of the current $100,000 withdrawal base.

MRD for 2010 = $6,000 (calculated as set forth in the rider)

MRD for 2011 = $6,500 (calculated as set forth in the rider)

GPWD on February 1, 2011 = $6,500 EWD = $500

Question: Is any portion of the withdrawal greater than the rider withdrawal amount or the minimum required withdrawal calculated pursuant to the terms of the rider?

Yes. Because more than $6,000 (the greater of the RWA ($5,500) or MRD for the tax year on that rider anniversary ($6,000) was withdrawn, there is an excess withdrawal of $500 (6,500 - 6,000 = 500). Please note, even though the withdrawal occurred in 2011, the MRD for 2011 does not become part of the RWA calculation until July 1, 2011 (the rider anniversary during that tax year).

Result: Because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower withdrawal amount calculated. See Example 2 (Excess Withdrawal) for an example ofhow the new withdrawal base and new rider withdrawal amount are calculated.

146

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION -

RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment		Withdrawal		Excess WB Adjustment		Growth Amount		High Monthiversary Value		Withdrawal Base		Rider Withdrawal Amount
	$100,000	$		$		$		$			$100,000	$100,000			$6,500
1	$102,000	$		$		$		$			$102,000	$100,000			$6,500
1	$105,060	$		$		$		$			$105,060	$100,000			$6,500
1	$107,161	$		$		$		$			$107,161	$100,000			$6,500
1	$110,376	$		$		$		$			$110,376	$100,000			$6,500
1	$112,584	$		$		$		$			$112,584	$100,000			$6,500
1	$115,961	$		$		$		$			$115,961	$100,000			$6,500
1	$118,280	$		$		$		$			$118,280	$100,000			$6,500
1	$121,829	$		$		$		$			$121,829	$100,000			$6,500
1	$124,265	$		$		$		$			$124,265	$100,000			$6,500
1	$120,537	$		$		$		$			$124,265	$100,000			$6,500
1	$115,716	$		$		$		$			$124,265	$100,000			$6,500
1	$109,930	$		$		$			$105,000		$124,265	$124,265	[1]		$8,077
2	$112,129	$		$		$		$			$112,129	$124,265			$8,077
2	$115,492	$		$		$		$			$115,492	$124,265			$8,077
2	$117,802	$		$		$		$			$117,802	$124,265			$8,077
2	$121,336	$		$		$		$			$121,336	$124,265			$8,077
2	$124,976	$		$		$		$			$124,976	$124,265			$8,077
2	$177,476		$50,000	$		$		$			$177,476	$174,265			$11,327
2	$175,701	$		$		$		$			$177,476	$174,265			$11,327
2	$172,187	$		$		$		$			$177,476	$174,265			$11,327
2	$167,022	$		$		$		$			$177,476	$174,265			$11,327
2	$163,681	$		$		$		$			$177,476	$174,265			$11,327
2	$166,955	$		$		$		$			$177,476	$174,265			$11,327
2	$170,294	$		$		$			$182,979		$177,476	$182,979	[2]		$11,894
3	$166,888	$		$		$		$			$166,888	$182,979			$11,894
3	$171,895	$		$		$		$			$171,895	$182,979			$11,894
3	$173,614	$		$		$		$			$173,614	$182,979			$11,894
3	$178,822	$		$		$		$			$178,822	$182,979			$11,894
3	$175,246	$		$		$		$			$178,822	$182,979			$11,894
3	$151,741	$			$20,000		$9,279	$		$		$173,699		$
3	$154,775	$		$		$		$		$		$173,699		$
3	$159,419	$		$		$		$		$		$173,699		$

147

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High Monthiversary Value	Withdrawal Base		Rider Withdrawal Amount
3	$161,013	$	$	$	$	$	$173,699		$
3	$165,843	$	$	$	$	$	$173,699		$
3	$174,135	$	$	$	$	$	$173,699		$
3	$181,101	$	$	$	$	$	$181,101	[1]		$11,772

(1)	Automatic Step Up Applied
(2)	Growth Applied

148

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2011

to the

Prospectus dated May 1, 2011

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM NY Variable Annuity dated May 1, 2011

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2011

to the

Prospectus dated May 1, 2011

Some selling firms require that the issue ages be lower for their clients. Accordingly, this supplement changes the issue age as follows:

The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM NY Variable Annuity dated May 1, 2011

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2011

to the

Prospectus dated May 1, 2011

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM NY Variable Annuity dated May 1, 2011

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA BNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LandmarkSM NY Variable Annuity offered by Transamerica Financial Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2011, by calling (800) 525-6205, or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2011

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This day may be any date at least thirty days after the policy date and may not be later than 10 days after the last day of the policy month following the month after the annuitant attains age 90, or 10 years from the policy date. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The policy value less any applicable surrender charge and service charge and rider fees, if any (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Living Benefits Rider, the Retirement Income Choice® 1.2 Rider, the Income Link® Rider or the Retirement Income MaxSM Rider

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Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

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Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Financial Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point

7

(100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written

8

notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

9

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss federal gift, estate or any other state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets.

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We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law — e.g., civil union partners and same-sex marriage spouses — may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

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Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Incidental Death Benefits. The policy may include optional death benefit features, the value of which may exceed the value of the policy or premium payments made under the policy. Federal tax laws limit the value of such incidental death benefit in tax-qualified pension, profit-sharing and 403(b) plans. Further, the Internal Revenue Service has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a qualified tax adviser before purchasing an optional death benefit.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year

12

may not exceed the amount specified in the Code ($5,000 for 2011, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2011, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions

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under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C)	- E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

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D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.30% on an annual basis; On a daily basis, this equals 0.0000353875.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.0000353875 = Z = 1.0148768932
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

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(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

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Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money

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market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=

The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=

The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount

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commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

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PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

The Company is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

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DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2010, 2009 and 2008 the amounts paid to TCI in connection with all policies sold through the separate account were $7,886,046, $4,141,932 and $1,947,548, respectively.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

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After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA BNY, at December 31, 2010 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

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OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA BNY, which are available for investment by Transamerica LandmarkSM NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	1.95%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$1.200247	$1.279792	150,794.422
Subaccount Inception Date May 1, 2002	2009	$0.979668	$1.200247	54,299.373
	2008	$1.270830	$0.979668	44,922.259
	2007	$1.220709	$1.270830	0.000
	2006	$1.140199	$1.220709	0.000
	2005	$1.106919	$1.140199	0.000
	2004	$1.000000	$1.106919	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$1.149855	$1.293078	38,009.732
Subaccount Inception Date May 1, 2002	2009	$0.904932	$1.149855	42,486.153
	2008	$1.531534	$0.904932	18,371.575
	2007	$1.452146	$1.531534	23,628.526
	2006	$1.284181	$1.452146	0.000
	2005	$1.169683	$1.284181	0.000
	2004	$1.000000	$1.169683	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$1.223994	$1.322304	64,160.781
Subaccount Inception Date May 1, 2002	2009	$0.988819	$1.223994	0.000
	2008	$1.365998	$0.988819	0.000
	2007	$1.292796	$1.365998	0.000
	2006	$1.185058	$1.292796	0.000
	2005	$1.127695	$1.185058	0.000
	2004	$1.000000	$1.127695	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$1.205589	$1.329232	297,461.650
Subaccount Inception Date May 1, 2002	2009	$0.961203	$1.205589	102,633.990
	2008	$1.461051	$0.961203	0.000
	2007	$1.385012	$1.461051	0.000
	2006	$1.243584	$1.385012	0.000
	2005	$1.155592	$1.243584	0.000
	2004	$1.000000	$1.155592	0.000
Transamerica International Moderate Growth VP – Service Class	2010	$0.866493	$0.936974	0.000
Subaccount Inception Date May 1, 2006	2009	$0.683054	$0.866493	0.000
	2008	$1.093585	$0.683054	0.000
	2007	$1.027743	$1.093585	0.000
	2006	$1.000000	$1.027743	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.199639	$1.290476	294,340.528
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.199639	0.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.203393	$1.313094	131,379.414
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.203393	54,646.502
Transamerica BlackRock Large Cap Value VP – Service Class	2010	$1.201068	$1.297697	0.000
Subaccount Inception Date May 1, 2000	2009	$1.076816	$1.201068	0.000
	2008	$1.665113	$1.076816	0.000
	2007	$1.627009	$1.665113	0.000
	2006	$1.422266	$1.627009	0.000
	2005	$1.252828	$1.422266	0.000
	2004	$1.000000	$1.252828	0.000
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.008795	$1.022919	0.000
Subaccount Inception Date November 19, 2009	2009	$0.990705	$1.008795	0.000

25

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.95%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.983098	$0.905524	5,969.221
Subaccount Inception Date November 19, 2009	2009	$0.995060	$0.983098	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.005952	$1.039881	0.000
Subaccount Inception Date November 19, 2009	2009	$0.988958	$1.005952	0.000
Transamerica Foxhall Global Commodities & Hard Assets VP – Service Class(1)	2010	$0.985328	$0.996461	0.000
Subaccount Inception Date November 19, 2009	2009	$0.986563	$0.985328	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.020140	$0.966004	0.000
Subaccount Inception Date November 19, 2009	2009	$0.998150	$1.020140	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.021887	$0.981138	0.000
Subaccount Inception Date November 19, 2009	2009	$0.997257	$1.021887	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.020807	$0.994228	0.000
Subaccount Inception Date November 19, 2009	2009	$0.996388	$1.020807	0.000
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.003159	$0.985121	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999947	$1.003159	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2010	$1.449864	$1.639742	0.000
Subaccount Inception Date May 1, 2002	2009	$1.111342	$1.449864	0.000
	2008	$1.970525	$1.111342	0.000
	2007	$2.158253	$1.970525	7,643.908
	2006	$1.550371	$2.158253	8,461.833
	2005	$1.396448	$1.550371	9,929.000
	2004	$1.000000	$1.396448	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.029113	$1.239808	0.000
Subaccount Inception Date November 19, 2009	2009	$0.985146	$1.029113	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2010	$1.042079	$1.173977	0.000
Subaccount Inception Date May 2, 1997	2009	$0.821552	$1.042079	0.000
	2008	$1.340681	$0.821552	0.000
	2007	$1.310582	$1.340681	0.000
	2006	$1.162163	$1.310582	0.000
	2005	$1.148055	$1.162163	0.000
	2004	$1.000000	$1.148055	0.000
Transamerica Jennison Growth VP – Service Class	2010	$1.133110	$1.244530	0.000
Subaccount Inception Date December 13, 1996	2009	$0.821098	$1.133110	0.000
	2008	$1.331150	$0.821098	0.000
	2007	$1.219689	$1.331150	0.000
	2006	$1.223828	$1.219689	0.000
	2005	$1.099019	$1.223828	0.000
	2004	$1.000000	$1.099019	0.000
Transamerica Morgan Stanley Capital Growth VP – Service Class(2)	2010	$1.023893	$1.276353	0.000
Subaccount Inception Date May 1, 2000	2009	$0.818287	$1.023893	0.000
	2008	$1.314715	$0.818287	0.000
	2007	$1.330325	$1.314715	0.000
	2006	$1.146477	$1.330325	0.000
	2005	$1.125917	$1.146477	0.000
	2004	$1.000000	$1.125917	0.000

26

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.95%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Service Class	2010	$1.257884	$1.383962	0.000
Subaccount Inception Date June 21, 1999	2009	$0.873225	$1.257884	0.000
	2008	$1.194463	$0.873225	0.000
	2007	$1.197194	$1.194463	0.000
	2006	$1.103340	$1.197194	0.000
	2005	$1.108153	$1.103340	0.000
	2004	$1.000000	$1.108153	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.560672	$0.402756	0.000
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.560672	0.000
Transamerica MFS International Equity VP – Service Class	2010	$1.391018	$1.505048	0.000
Subaccount Inception Date May 1, 2001	2009	$1.072424	$1.391018	0.000
	2008	$1.696321	$1.072424	0.000
	2007	$1.588686	$1.696321	0.000
	2006	$1.317598	$1.588686	0.000
	2005	$1.194818	$1.317598	0.000
	2004	$1.000000	$1.194818	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.217156	$1.276669	156,314.431
Subaccount Inception Date May 1, 2002	2009	$1.072024	$1.217156	24,754.124
	2008	$1.127650	$1.072024	24,872.578
	2007	$1.056730	$1.127650	10,400.853
	2006	$1.036872	$1.056730	11,513.763
	2005	$1.035977	$1.036872	13,510.000
	2004	$1.000000	$1.035977	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2010	$1.091625	$1.435452	0.000
Subaccount Inception Date May 1, 2000	2009	$0.804533	$1.091625	0.000
	2008	$1.289852	$0.804533	0.000
	2007	$1.203528	$1.289852	0.000
	2006	$1.187285	$1.203528	0.000
	2005	$1.096368	$1.187285	0.000
	2004	$1.000000	$1.096368	0.000
Transamerica WMC Diversified Equity VP – Service Class(3)	2010	$1.029354	$1.176737	0.000
Subaccount Inception Date May 1, 2000	2009	$0.820848	$1.029354	0.000
	2008	$1.489578	$0.820848	0.000
	2007	$1.320902	$1.489578	0.000
	2006	$1.136855	$1.320902	0.000
	2005	$1.051742	$1.136855	0.000
	2004	$1.000000	$1.051742	0.000
Transamerica Efficient Markets VP – Service Class	2010	$1.197925	$1.320461	0.000
Subaccount Inception Date November 10, 2008	2009	$1.036202	$1.197925	0.000
	2008	$1.000000	$1.036202	0.000
Transamerica Multi-Managed Balanced VP – Service Class(4)	2010	$1.149041	$1.396253	38,448.716
Subaccount Inception Date May 1, 2002	2009	$0.930174	$1.149041	0.000
	2008	$1.406565	$0.930174	0.000
	2007	$1.264951	$1.406565	0.000
	2006	$1.185899	$1.264951	0.000
	2005	$1.121594	$1.185899	0.000
	2004	$1.000000	$1.121594	0.000

27

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(5)	2010	$1.149363	$1.230558	0.000
Subaccount Inception Date May 1, 2002	2009	$0.893361	$1.149363	0.000
	2008	$1.445762	$0.893361	0.000
	2007	$1.246196	$1.445762	0.000
	2006	$1.148149	$1.246196	0.000
	2005	$1.130446	$1.148149	0.000
	2004	$1.000000	$1.130446	0.000
Transamerica WMC Diversified Growth VP – Service Class	2010	$1.086083	$1.251557	0.000
Subaccount Inception Date May 1, 2000	2009	$0.859034	$1.086083	0.000
	2008	$1.627255	$0.859034	0.000
	2007	$1.429765	$1.627255	0.000
	2006	$1.344838	$1.429765	0.000
	2005	$1.179060	$1.344838	0.000
	2004	$1.000000	$1.179060	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Service Class(6)	2010	$1.288309	$1.709579	0.000
Subaccount Inception Date May 2, 2001	2009	$0.962080	$1.288309	0.000
	2008	$1.664426	$0.962080	0.000
	2007	$1.382669	$1.664426	0.000
	2006	$1.343754	$1.382669	0.000
	2005	$1.181645	$1.343754	0.000
	2004	$1.000000	$1.181645	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.027323	$1.007723	0.000
Subaccount Inception Date January 1, 1995	2009	$1.047238	$1.027323	42,204.858
	2008	$1.045100	$1.047238	0.000
	2007	$1.017104	$1.045100	0.000
	2006	$0.992507	$1.017104	0.000
	2005	$0.985904	$0.992507	0.000
	2004	$1.000000	$0.985904	0.000
Transamerica Systematic Small/Mid Cap Value VP – Service Class(8)	2010	$0.923285	$1.177784	0.000
Subaccount Inception Date January 1, 1995	2009	$0.658706	$0.923285	0.000
	2008	$1.000000	$0.658706	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(9)	2010	$1.151322	$1.177000	52,988.475
Subaccount Inception Date June 16, 1995	2009	$1.126486	$1.151322	0.000
	2008	$1.069229	$1.126486	0.000
	2007	$1.030596	$1.069229	0.000
	2006	$1.019453	$1.030596	0.000
	2005	$1.019091	$1.019453	0.000
	2004	$1.000000	$1.019091	0.000
Transamerica Index 100 VP – Service Class	2010	$1.023670	$1.148757	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999947	$1.023670	0.000
Transamerica Index 35 VP – Service Class	2010	$0.997727	$1.070874	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999947	$0.997727	0.000
Transamerica Index 50 VP – Service Class	2010	$0.931999	$1.011917	0.000
Subaccount Inception Date May 1, 2008	2009	$0.815389	$0.931999	0.000
	2008	$1.000000	$0.815389	0.000
Transamerica Index 75 VP – Service Class	2010	$0.869488	$0.963772	211,458.931
Subaccount Inception Date May 1, 2008	2009	$0.719630	$0.869488	213,030.401
	2008	$1.000000	$0.719630	110,268.010

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Active International Allocation VP – Service	2010	$1.398174	$1.483939	0.000
Class	2009	$1.134211	$1.398174	0.000
Subaccount Inception Date January 1, 1995	2008	$1.897250	$1.134211	0.000
	2007	$1.678120	$1.897250	0.000
	2006	$1.388757	$1.678120	0.000
	2005	$1.246139	$1.388757	0.000
	2004	$1.000000	$1.246139	0.000
Transamerica Multi Managed Large Cap Core VP – Service Class	2010	$1.142407	$1.332071	0.000
Subaccount Inception Date January 1, 1995	2009	$0.802752	$1.142407	0.000
	2008	$1.416163	$0.802752	0.000
	2007	$1.325393	$1.416163	0.000
	2006	$1.227649	$1.325393	0.000
	2005	$1.146899	$1.227649	0.000
	2004	$1.000000	$1.146899	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	2010	$1.163858	$1.524959	0.000
Subaccount Inception Date May 1, 2001	2009	$0.741036	$1.163858	0.000
	2008	$1.410653	$0.741036	0.000
	2007	$1.176644	$1.410653	0.000
	2006	$1.094577	$1.176644	0.000
	2005	$1.039809	$1.094577	0.000
	2004	$1.000000	$1.039809	0.000
PAM Transamerica AEGON U.S. Government Securities VP – Service	2010	$1.129925	$1.155119	19,265.982
Class(9)	2009	$1.105550	$1.129925	16,880.523
Subaccount Inception Date June 16, 1995	2008	$1.049354	$1.105550	17,260.743
	2007	$1.011446	$1.049354	11,586.093
	2006	$1.000508	$1.011446	0.000
	2005	$1.000000	$1.000508	0.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.901634	$0.945817	0.000
Subaccount Inception Date May 1, 2002	2009	$0.622187	$0.901634	0.000
	2008	$1.318999	$0.622187	0.000
	2007	$1.326766	$1.318999	0.000
	2006	$1.197589	$1.326766	0.000
	2005	$1.158020	$1.197589	0.000
	2004	$1.000000	$1.158020	0.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.867872	$0.980723	0.000
Subaccount Inception Date May 1, 2002	2009	$0.732942	$0.867872	0.000
	2008	$1.302515	$0.732942	0.000
	2007	$1.188594	$1.302515	0.000
	2006	$1.142493	$1.188594	0.000
	2005	$1.072689	$1.142493	0.000
	2004	$1.000000	$1.072689	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.233390	$1.331774	86,739.913
Subaccount Inception Date November 10, 2008	2009	$1.012367	$1.233390	0.000
	2008	$1.000000	$1.012367	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.965842	$1.068636	0.000
Subaccount Inception Date May 1, 2001	2009	$0.818182	$0.965842	0.000
	2008	$1.406638	$0.818182	0.000
	2007	$1.367752	$1.406638	0.000
	2006	$1.191917	$1.367752	0.000
	2005	$1.161704	$1.191917	0.000
	2004	$1.000000	$1.161704	0.000

29

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$1.045995	$1.126873	0.000
Subaccount Inception Date May 1, 2001	2009	$0.777784	$1.045995	0.000
	2008	$1.317769	$0.777784	0.000
	2007	$1.182605	$1.317769	0.000
	2006	$1.213383	$1.182605	0.000
	2005	$1.077097	$1.213383	0.000
	2004	$1.000000	$1.077097	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.007640	$1.108724	29,779.724
Subaccount Inception Date November 19, 2009	2009	$0.989770	$1.007640	0.000
American Funds - Bond Fund – Class 2	2010	$0.993361	$1.034117	0.000
Subaccount Inception Date November 19, 2009	2009	$1.000891	$0.993361	0.000
American Funds - Growth-Income Fund – Class 2	2010	$1.007891	$1.098363	0.000
Subaccount Inception Date November 19, 2009	2009	$0.986794	$1.007891	0.000
American Funds - Growth Fund – Class 2	2010	$1.002501	$1.163617	0.000
Subaccount Inception Date November 19, 2009	2009	$0.986472	$1.002501	0.000
American Funds - International Fund – Class 2	2010	$0.980022	$1.027799	0.000
Subaccount Inception Date November 19, 2009	2009	$0.982903	$0.980022	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.900399	$1.040017	0.000
Subaccount Inception Date May 1, 2008	2009	$0.663638	$0.900399	0.000
	2008	$1.000000	$0.663638	0.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2010	$1.257299	$1.442017	0.000
Subaccount Inception Date May 1, 2000	2009	$0.946209	$1.257299	0.000
	2008	$1.683422	$0.946209	0.000
	2007	$1.463244	$1.683422	0.000
	2006	$1.338666	$1.463244	0.000
	2005	$1.169932	$1.338666	0.000
	2004	$1.000000	$1.169932	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$1.014193	$1.143202	0.000
Subaccount Inception Date May 1, 2000	2009	$0.796072	$1.014193	0.000
	2008	$1.419332	$0.796072	0.000
	2007	$1.428992	$1.419332	0.000
	2006	$1.214705	$1.428992	0.000
	2005	$1.172981	$1.214705	0.000
	2004	$1.000000	$1.172981	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.901030	$1.094709	0.000
Subaccount Inception Date May 1, 2001	2009	$0.717861	$0.901030	0.000
	2008	$1.389096	$0.717861	0.000
	2007	$1.118214	$1.389096	0.000
	2006	$1.069657	$1.118214	0.000
	2005	$1.033578	$1.069657	0.000
	2004	$1.000000	$1.033578	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.531940	$1.932005	0.000
Subaccount Inception Date May 1, 2000	2009	$1.117551	$1.531940	0.000
	2008	$1.886714	$1.117551	0.000
	2007	$1.667885	$1.886714	8,287.007
	2006	$1.512707	$1.667885	9,173.740
	2005	$1.306694	$1.512707	10,765.000
	2004	$1.000000	$1.306694	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$0.985870	$1.221716	0.000
Subaccount Inception Date May 1, 2002	2009	$0.639565	$0.985870	0.000
	2008	$1.338639	$0.639565	0.000
	2007	$1.294450	$1.338639	0.000
	2006	$1.137526	$1.294450	0.000
	2005	$1.132172	$1.137526	0.000
	2004	$1.000000	$1.132172	0.000
Franklin Income Securities Fund – Class 2	2010	$0.887236	$0.980561	0.000
Subaccount Inception Date May 1, 2007	2009	$0.667079	$0.887236	0.000
	2008	$0.966884	$0.667079	0.000
	2007	$1.000000	$0.966884	0.000
Mutual Shares Securities Fund – Class 2	2010	$0.732851	$0.799315	0.000
Subaccount Inception Date May 1, 2007	2009	$0.592743	$0.732851	0.000
	2008	$0.960957	$0.592743	0.000
	2007	$1.000000	$0.960957	0.000
Templeton Foreign Securities Fund – Class 2	2010	$0.837316	$0.890358	0.000
Subaccount Inception Date May 1, 2007	2009	$0.622897	$0.837316	0.000
	2008	$1.065218	$0.622897	0.000
	2007	$1.000000	$1.065218	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.260784	$1.361314	62,123.890
Subaccount Inception Date November 10, 2008	2009	$0.989698	$1.260784	0.000
	2008	$1.000000	$0.989698	0.000
GE Investments Total Return Fund – Class 3	2010	$1.003281	$1.074161	29,978.366
Subaccount Inception Date November 19, 2009	2009	$0.988801	$1.003281	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2010	$1.378244	$1.696902	0.000
Subaccount Inception Date October 9, 2000	2009	$0.972780	$1.378244	0.000
	2008	$1.766658	$0.972780	0.000
	2007	$1.479596	$1.766658	0.000
	2006	$1.331249	$1.479596	0.000
	2005	$1.211421	$1.331249	0.000
	2004	$1.000000	$1.211421	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2010	$1.012439	$1.147206	0.000
Subaccount Inception Date October 9, 2000	2009	$0.751211	$1.012439	0.000
	2008	$1.387768	$0.751211	0.000
	2007	$1.293832	$1.387768	0.000
	2006	$1.118394	$1.293832	0.000
	2005	$1.080016	$1.118394	0.000
	2004	$1.000000	$1.080016	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.048790	$1.123744	10.038.992
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.048790	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.346326	$1.499877	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.346326	0.000
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.413610	$1.485867	0.000
Subaccount Inception Date May 1, 2004	2009	$0.924553	$1.413610	0.000
	2008	$1.607369	$0.924553	0.000
	2007	$1.498998	$1.607369	0.000
	2006	$1.252178	$1.498998	0.000
	2005	$1.153212	$1.252178	0.000
	2004	$1.000000	$1.153212	0.000

31

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.308668	$1.584729	0.000
Subaccount Inception Date May 1, 2004	2009	$0.916394	$1.308668	0.000
	2008	$1.398877	$0.916394	0.000
	2007	$1.392154	$1.398877	0.000
	2006	$1.214669	$1.392154	0.000
	2005	$1.133828	$1.214669	0.000
	2004	$1.000000	$1.133828	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.317442	$1.642812	0.000
Subaccount Inception Date May 1, 2004	2009	$0.853937	$1.317442	0.000
	2008	$1.280136	$0.853937	0.000
	2007	$1.383688	$1.280136	0.000
	2006	$1.226543	$1.383688	0.000
	2005	$1.209086	$1.226543	0.000
	2004	$1.000000	$1.209086	0.000
MFS ® New Discovery Series – Service Class	2010	$1.111499	$1.482104	0.000
Subaccount Inception Date May 1, 2002	2009	$0.695533	$1.111499	0.000
	2008	$1.172551	$0.695533	0.000
	2007	$1.169232	$1.172551	0.000
	2006	$1.055494	$1.169232	0.000
	2005	$1.024468	$1.055494	0.000
	2004	$1.000000	$1.024468	0.000
MFS ® Total Return Series – Service Class	2010	$1.124365	$1.209106	0.000
Subaccount Inception Date May 1, 2002	2009	$0.973702	$1.124365	0.000
	2008	$1.278035	$0.973702	0.000
	2007	$1.253760	$1.278035	9,584.336
	2006	$1.145035	$1.253760	10,609.885
	2005	$1.137739	$1.145035	12,450.000
	2004	$1.000000	$1.137739	0.000
MTB Managed Allocation Fund – Moderate Growth II	2010	$1.037776	$1.125349	0.000
Subaccount Inception Date May 1, 2004	2009	$0.842226	$1.037776	0.000
	2008	$1.210744	$0.842226	0.000
	2007	$1.154904	$1.210744	0.000
	2006	$1.066260	$1.154904	0.000
	2005	$1.045226	$1.066260	0.000
	2004	$1.000000	$1.045226	0.000

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Initial Class	2010	$1.176212	$1.257388	0.000
Subaccount Inception Date May 1, 2002	2009	$0.957123	$1.176212	0.000
	2008	$1.237499	$0.957123	0.000
	2007	$1.185457	$1.237499	0.000
	2006	$1.103671	$1.185457	0.000
	2005	$1.069178	$1.103671	0.000
	2004	$1.000000	$1.069178	0.000
Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.105991	$1.247658	0.000
Subaccount Inception Date May 1, 2002	2009	$0.868140	$1.105991	0.000
	2008	$1.465609	$0.868140	0.000
	2007	$1.386105	$1.465609	0.000
	2006	$1.221577	$1.386105	0.000
	2005	$1.108979	$1.221577	0.000
	2004	$1.000000	$1.108979	0000

32

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.192058	$1.291223	0.000
Subaccount Inception Date May 1, 2002	2009	$0.960978	$1.192058	0.000
	2008	$1.322762	$0.960978	0.000
	2007	$1.248690	$1.322762	0.000
	2006	$1.141339	$1.248690	0.000
	2005	$1.082397	$1.141339	0.000
	2004	$1.000000	$1.082397	0.000
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.166847	$1.290847	0.000
Subaccount Inception Date May 1, 2002	2009	$0.927774	$1.166847	0.000
	2008	$1.406185	$0.927774	0.000
	2007	$1.329219	$1.406185	0.000
	2006	$1.189798	$1.329219	0.000
	2005	$1.103022	$1.189798	0.000
	2004	$1.000000	$1.103022	0.000
Transamerica International Moderate Growth VP – Service Class	2010	$0.868064	$0.939130	0.000
Subaccount Inception Date May 1, 2006	2009	$0.683958	$0.868064	0.000
	2008	$1.094494	$0.683958	0.000
	2007	$1.000000	$1.094494	0.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.002721	$1.094669	0.000
Subaccount Inception Date May 1, 2009	2009	$0.993353	$1.002721	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.118356	$1.212139	0.000
Subaccount Inception Date May 1, 2000	2009	$0.999736	$1.118356	0.000
	2008	$1.541068	$0.999736	0.000
	2007	$1.500901	$1.541068	0.000
	2006	$1.308001	$1.500901	0.000
	2005	$1.149534	$1.308001	0.000
	2004	$1.000000	$1.149534	0.000
Transamerica Index 100 VP – Service Class	2010	$1.023730	$1.149386	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999948	$1.023730	0.000
Transamerica Index 35 VP – Service Class	2010	$0.997783	$1.071463	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999948	$0.997783	0.000
Transamerica Index 50 VP – Service Class	2010	$0.995710	$1.081625	0.000
Subaccount Inception Date May 1, 2008	2009	$0.991632	$0.995710	0.000
	2008	$1.000000	$0.991632	0.000
Transamerica Index 75 VP – Service Class	2010	$0.998903	$1.107753	0.000
Subaccount Inception Date May 1, 2008	2009	$0.988763	$0.998903	0.000
	2008	$1.000000	$0.988763	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.423342	$1.615669	0.000
Subaccount Inception Date May 1, 2002	2009	$1.087102	$1.423342	0.000
	2008	$1.922690	$1.087102	0.000
	2007	$2.100255	$1.922690	0.000
	2006	$1.504164	$2.100255	0.000
	2005	$1.350665	$1.504164	0.000
	2004	$1.000000	$1.350665	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$1.002494	$1.133115	0.000
Subaccount Inception Date May 1, 1997	2009	$0.788282	$1.002494	0.000
	2008	$1.282246	$0.788282	0.000
	2007	$1.250019	$1.282246	0.000
	2006	$1.104578	$1.250019	0.000
	2005	$1.087884	$1.104578	0.000
	2004	$1.000000	$1.087884	0.000

33

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.029171	$1.240489	0.000
Subaccount Inception Date November 19, 2009	2009	$0.985147	$1.029171	0.000
Transamerica Jennison Growth VP – Initial Class	2010	$1.131826	$1.246939	0.000
Subaccount Inception Date December 13, 1996	2009	$0.817946	$1.131826	0.000
	2008	$1.323255	$0.817946	0.000
	2007	$1.209298	$1.323255	0.000
	2006	$1.208492	$1.209298	0.000
	2005	$1.082175	$1.208492	0.000
	2004	$1.000000	$1.082175	0.000
Transamerica Morgan Stanley Capital Growth VP – Initial Class(2)	2010	$0.981138	$1.227041	0.000
Subaccount Inception Date May 1, 2000	2009	$0.781632	$0.981138	0.000
	2008	$1.251765	$0.781632	0.000
	2007	$1.262602	$1.251765	0.000
	2006	$1.085161	$1.262602	0.000
	2005	$1.062410	$1.085161	0.000
	2004	$1.000000	$1.062410	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.245380	$1.374183	0.000
Subaccount Inception Date June 21, 1999	2009	$0.861887	$1.245380	0.000
	2008	$1.174205	$0.861887	0.000
	2007	$1.174853	$1.174205	0.000
	2006	$1.078997	$1.174853	0.000
	2005	$1.079864	$1.078997	0.000
	2004	$1.000000	$1.079864	0.000
Transamerica MFS International Equity VP – Initial Class	2010	$1.318581	$1.429834	0.000
Subaccount Inception Date May 1, 2001	2009	$1.012667	$1.318581	0.000
	2008	$1.594820	$1.012667	0.000
	2007	$1.488998	$1.594820	0.000
	2006	$1.232818	$1.488998	0.000
	2005	$1.112988	$1.232818	0.000
	2004	$1.000000	$1.112988	0.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.229770	$1.293668	0.000
Subaccount Inception Date May 1, 2002	2009	$1.079956	$1.229770	0.000
	2008	$1.132137	$1.079956	0.000
	2007	$1.058986	$1.132137	0.000
	2006	$1.035454	$1.058986	0.000
	2005	$1.031061	$1.035454	0.000
	2004	$1.000000	$1.031061	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$1.069997	$1.411551	0.000
Subaccount Inception Date May 1, 2000	2009	$0.786090	$1.069997	0.000
	2008	$1.256661	$0.786090	0.000
	2007	$1.168389	$1.256661	0.000
	2006	$1.149311	$1.168389	0.000
	2005	$1.058742	$1.149311	0.000
	2004	$1.000000	$1.058742	0.000
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.046957	$1.200542	0.000
Subaccount Inception Date May 1, 2000	2009	$0.831386	$1.046957	0.000
	2008	$1.504184	$0.831386	0.000
	2007	$1.330130	$1.504184	0.000
	2006	$1.140952	$1.330130	0.000
	2005	$1.081777	$1.140952	0.000
	2004	$1.000000	$1.081777	0.000

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Multi-Managed Balanced VP – Initial Class(4)	2010	$1.142746	$1.391933	0.000
Subaccount Inception Date May 1, 2002	2009	$0.921990	$1.142746	0.000
	2008	$1.389930	$0.921990	0.000
	2007	$1.246840	$1.389930	0.000
	2006	$1.164225	$1.246840	0.000
	2005	$1.098789	$1.164225	0.000
	2004	$1.000000	$1.098789	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(5)	2010	$1.127870	$1.209684	0.000
Subaccount Inception Date May 1, 2002	2009	$0.875335	$1.127870	0.000
	2008	$1.413097	$0.875335	0.000
	2007	$1.213879	$1.413097	0.000
	2006	$1.115338	$1.213879	0.000
	2005	$1.093986	$1.115338	0.000
	2004	$1.000000	$1.093986	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010	$1.036945	$1.198867	0.000
Subaccount Inception Date May 1, 2000	2009	$0.817870	$1.036945	0.000
	2008	$1.543670	$0.817870	0.000
	2007	$1.352847	$1.543670	0.000
	2006	$1.267991	$1.352847	0.000
	2005	$1.108666	$1.267991	0.000
	2004	$1.000000	$1.108666	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(6)	2010	$1.176474	$1.566285	0.000
Subaccount Inception Date May 1, 2001	2009	$0.875948	$1.176474	0.000
	2008	$1.510601	$0.875948	0.000
	2007	$1.250717	$1.510601	0.000
	2006	$1.212554	$1.250717	0.000
	2005	$1.063008	$1.212554	0.000
	2004	$1.000000	$1.063008	0.000
Transamerica AEGON Money Market VP – Initial Class(7)	2010	$1.050989	$1.031445	0.000
Subaccount Inception Date January 1, 1995	2009	$1.069561	$1.050989	0.000
	2008	$1.064476	$1.069561	0.000
	2007	$1.032870	$1.064476	0.000
	2006	$1.004899	$1.032870	0.000
	2005	$0.995247	$1.004899	0.000
	2004	$1.000000	$0.995247	0.000
Transamerica Systematic Small/Mid Cap Value VP – Service Class(8)	2010	$0.924159	$1.179470	0.000
Subaccount Inception Date January 1, 1995	2009	$0.659011	$0.924159	0.000
	2008	$1.000000	$0.659011	0.000
Transamerica AEGON U.S. Government Securities VP – Initial Class(9)	2010	$1.172924	$1.201738	0.000
Subaccount Inception Date June 16, 1995	2009	$1.144108	$1.172924	0.000
	2008	$1.082943	$1.144108	0.000
	2007	$1.040681	$1.082943	0.000
	2006	$1.026814	$1.040681	0.000
	2005	$1.023440	$1.026814	0.000
	2004	$1.000000	$1.023440	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class	2010	$1.295754	$1.379439	0.000
Subaccount Inception Date January 1, 1995	2009	$1.048880	$1.295754	0.000
	2008	$1.747476	$1.048880	0.000
	2007	$1.540478	$1.747476	0.000
	2006	$1.270912	$1.540478	0.000
	2005	$1.138045	$1.270912	0.000
	2004	$1.000000	$1.138045	0.000

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$1.113259	$1.301966	0.000
Subaccount Inception Date January 1, 1995	2009	$0.780148	$1.113259	0.000
	2008	$1.372709	$0.780148	0.000
	2007	$1.280496	$1.372709	0.000
	2006	$1.182560	$1.280496	0.000
	2005	$1.101276	$1.182560	0.000
	2004	$1.000000	$1.101276	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$1.214505	$1.595944	0.000
Subaccount Inception Date May 1, 2001	2009	$0.770786	$1.214505	0.000
	2008	$1.462488	$0.770786	0.000
	2007	$1.216346	$1.462488	0.000
	2006	$1.127686	$1.216346	0.000
	2005	$1.068405	$1.127686	0.000
	2004	$1.000000	$1.068405	0.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.830120	$0.871220	0.000
Subaccount Inception Date May 1, 2002	2009	$0.572555	$0.830120	0.000
	2008	$1.213190	$0.572555	0.000
	2007	$1.219737	$1.213190	0.000
	2006	$1.100437	$1.219737	0.000
	2005	$1.063559	$1.100437	0.000
	2004	$1.000000	$1.063559	0.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.865605	$0.978646	0.000
Subaccount Inception Date May 1, 2002	2009	$0.730675	$0.865605	0.000
	2008	$1.297849	$0.730675	0.000
	2007	$1.183761	$1.297849	0.000
	2006	$1.137289	$1.183761	0.000
	2005	$1.067283	$1.137289	0.000
	2004	$1.000000	$1.067283	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.894381	$0.990059	0.000
Subaccount Inception Date May 1, 2001	2009	$0.757280	$0.894381	0.000
	2008	$1.301281	$0.757280	0.000
	2007	$1.264679	$1.301281	0.000
	2006	$1.101553	$1.264679	0.000
	2005	$1.073104	$1.101553	0.000
	2004	$1.000000	$1.073104	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$1.053528	$1.135547	0.000
Subaccount Inception Date May 1, 2001	2009	$0.783000	$1.053528	0.000
	2008	$1.325949	$0.783000	0.000
	2007	$1.189361	$1.325949	0.000
	2006	$1.219723	$1.189361	0.000
	2005	$1.082194	$1.219723	0.000
	2004	$1.000000	$1.082194	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2010	$1.189940	$1.365436	0.000
Subaccount Inception Date May 1, 2000	2009	$0.895086	$1.189940	0.000
	2008	$1.591676	$0.895086	0.000
	2007	$1.382814	$1.591676	0.000
	2006	$1.264460	$1.382814	0.000
	2005	$1.104549	$1.264460	0.000
	2004	$1.000000	$1.104549	0.000

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$0.942825	$1.063282	0.000
Subaccount Inception Date May 1, 2000	2009	$0.739690	$0.942825	0.000
	2008	$1.318159	$0.739690	0.000
	2007	$1.326463	$1.318159	0.000
	2006	$1.126993	$1.326463	0.000
	2005	$1.087742	$1.126993	0.000
	2004	$1.000000	$1.087742	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.905148	$1.100249	0.000
Subaccount Inception Date May 1, 2001	2009	$0.720777	$0.905148	0.000
	2008	$1.394028	$0.720777	0.000
	2007	$1.121625	$1.394028	0.000
	2006	$1.072393	$1.121625	0.000
	2005	$1.035711	$1.072393	0.000
	2004	$1.000000	$1.035711	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.422542	$1.794910	0.000
Subaccount Inception Date May 1, 2000	2009	$1.037241	$1.422542	0.000
	2008	$1.750258	$1.037241	0.000
	2007	$1.546491	$1.750258	0.000
	2006	$1.401911	$1.546491	0.000
	2005	$1.210398	$1.401911	0.000
	2004	$1.000000	$1.210398	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$0.972878	$1.206226	0.000
Subaccount Inception Date May 1, 2002	2009	$0.630826	$0.972878	0.000
	2008	$1.319683	$0.630826	0.000
	2007	$1.275487	$1.319683	0.000
	2006	$1.120314	$1.275487	0.000
	2005	$1.114498	$1.120314	0.000
	2004	$1.000000	$1.114498	0.000
Franklin Income Securities Fund – Class 2	2010	$0.888410	$0.982343	0.000
Subaccount Inception Date May 1, 2007	2009	$0.667633	$0.888410	0.000
	2008	$0.967204	$0.667633	0.000
	2007	$1.000000	$0.967204	0.000
Mutual Shares Securities Fund – Class 2	2010	$0.733813	$0.800752	0.000
Subaccount Inception Date May 1, 2007	2009	$0.593231	$0.733813	0.000
	2008	$0.961270	$0.593231	0.000
	2007	$1.000000	$0.961270	0.000
Templeton Foreign Securities Fund – Class 2	2010	$0.838401	$0.891954	0.000
Subaccount Inception Date May 1, 2007	2009	$0.623405	$0.838401	0.000
	2008	$1.065568	$0.623405	0.000
	2007	$1.000000	$1.065568	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2010	$1.305493	$1.608115	0.000
Subaccount Inception Date October 9, 2000	2009	$0.920970	$1.305493	0.000
	2008	$1.671745	$0.920970	0.000
	2007	$1.399422	$1.671745	0.000
	2006	$1.258498	$1.399422	0.000
	2005	$1.144673	$1.258498	0.000
	2004	$1.000000	$1.144673	0.000

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares	2010	$0.973553	$1.103694	0.000
Subaccount Inception Date October 9, 2000	2009	$0.721987	$0.973553	0.000
	2008	$1.333109	$0.721987	0.000
	2007	$1.242261	$1.333109	0.000
	2006	$1.073285	$1.242261	0.000
	2005	$1.035933	$1.073285	0.000
	2004	$1.000000	$1.035933	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.049149	$1.124689	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.049149	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.346781	$1.501118	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.346781	0.000
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.414080	$1.487097	0.000
Subaccount Inception Date May 1, 2004	2009	$0.926671	$1.414080	0.000
	2008	$1.610266	$0.926671	0.000
	2007	$1.490972	$1.610266	0.000
	2006	$1.253206	$1.490972	0.000
	2005	$1.153595	$1.253206	0.000
	2004	$1.000000	$1.153595	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.309119	$1.586048	0.000
Subaccount Inception Date May 1, 2004	2009	$0.918491	$1.309119	0.000
	2008	$1.401392	$0.918491	0.000
	2007	$1.393966	$1.401392	0.000
	2006	$1.215651	$1.393966	0.000
	2005	$1.134193	$1.215651	0.000
	2004	$1.000000	$1.134193	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.317876	$1.644155	0.000
Subaccount Inception Date May 1, 2004	2009	$0.855904	$1.317876	0.000
	2008	$1.282436	$0.855904	0.000
	2007	$1.385493	$1.282436	0.000
	2006	$1.227534	$1.385493	0.000
	2005	$1.209477	$1.227534	0.000
	2004	$1.000000	$1.209477	0.000
MFS ® New Discovery Series – Service Class	2010	$1.141619	$1.523016	0.000
Subaccount Inception Date May 1, 2002	2009	$0.714033	$1.141619	0.000
	2008	$1.203150	$0.714033	0.000
	2007	$1.199152	$1.203150	0.000
	2006	$1.081981	$1.199152	0.000
	2005	$1.049670	$1.081981	0.000
	2004	$1.000000	$1.049670	0.000
MFS ® Total Return Series – Service Class	2010	$1.074995	$1.156584	0.000
Subaccount Inception Date May 1, 2002	2009	$0.930491	$1.074995	0.000
	2008	$1.220721	$0.930491	0.000
	2007	$1.196943	$1.220721	0.000
	2006	$1.092621	$1.196943	0.000
	2005	$1.085134	$1.092621	0.000
	2004	$1.000000	$1.085134	0.000
MTB Managed Allocation Fund – Moderate Growth II	2010	$1.040670	$1.129042	0.000
Subaccount Inception Date May 1, 2004	2009	$0.844162	$1.040670	0.000
	2008	$1.212933	$0.844162	0.000
	2007	$1.156416	$1.212933	0.000
	2006	$1.067132	$1.156416	0.000
	2005	$1.045571	$1.067132	0.000
	2004	$1.000000	$1.045571	0.000

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$1.356226	$1.448252	79,076.920
Subaccount Inception Date May 1, 2002	2009	$1.105362	$1.356226	81,715.884
	2008	$1.431771	$1.105362	88,018.188
	2007	$1.373273	$1.431771	0.000
	2006	$1.280824	$1.373273	0.000
	2005	$1.241621	$1.280824	0.000
	2004	$1.000000	$1.241621	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$1.379306	$1.553108	1,506.701
Subaccount Inception Date May 1, 2002	2009	$1.083908	$1.379306	0.000
	2008	$1.831726	$1.083908	0.000
	2007	$1.734202	$1.831726	0.000
	2006	$1.531359	$1.734202	0.000
	2005	$1.392775	$1.531359	0.000
	2004	$1.000000	$1.392775	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$1.404545	$1.519577	198,632.131
Subaccount Inception Date May 1, 2002	2009	$1.133012	$1.404545	73,818.240
	2008	$1.562871	$1.133012	54,706.145
	2007	$1.476927	$1.562871	0.000
	2006	$1.351853	$1.476927	0.000
	2005	$1.284535	$1.351853	0.000
	2004	$1.000000	$1.284535	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$1.406322	$1.552816	188,685.356
Subaccount Inception Date May 1, 2002	2009	$1.119595	$1.406322	180,698.024
	2008	$1.699284	$1.119595	186,495.810
	2007	$1.608453	$1.699284	0.000
	2006	$1.442088	$1.608453	0.000
	2005	$1.338083	$1.442088	0.000
	2004	$1.000000	$1.338083	0.000
Transamerica International Moderate Growth VP – Service Class	2010	$0.871200	$0.943458	92,043.026
Subaccount Inception Date May 1, 2006	2009	$0.685764	$0.871200	108,752.039
	2008	$1.096293	$0.685764	90,026.413
	2007	$1.028754	$1.096293	0.000
	2006	$1.000000	$1.028754	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.200822	$1.293642	175,101.153
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.200822	19,041.512
Transamerica BlackRock Large Cap Value VP – Service Class	2010	$1.406606	$1.522005	0.000
Subaccount Inception Date May 1, 2000	2009	$1.259233	$1.406606	14,246.549
	2008	$1.944314	$1.259233	0.000
	2007	$1.897007	$1.944314	0.000
	2006	$1.655859	$1.897007	0.000
	2005	$1.456462	$1.655859	0.000
	2004	$1.000000	$1.456462	0.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.204569	$1.316306	0.000
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204569	0.000
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.008970	$1.024600	32,654.391
Subaccount Inception Date November 19, 2009	2009	$0.990709	$1.008970	0.000
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.983269	$0.907005	0.000
Subaccount Inception Date November 19, 2009	2009	$0.995064	$0.983269	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.006125	$1.041576	20,022.741
Subaccount Inception Date November 19, 2009	2009	$0.988962	$1.006125	0.000

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Global Commodities & Hard Assets VP – Service Class(1)	2010	$0.985496	$0.998105	15,455.388
Subaccount Inception Date November 19, 2009	2009	$0.986567	$0.985496	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.020318	$0.967578	0.000
Subaccount Inception Date November 19, 2009	2009	$0.998154	$1.020318	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.022067	$0.982753	32,752.081
Subaccount Inception Date November 19, 2009	2009	$0.997261	$1.022067	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.020987	$0.995864	0.000
Subaccount Inception Date November 19, 2009	2009	$0.996392	$1.020987	0.000
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.003336	$0.986747	15,883.086
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.003336	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2010	$1.722493	$1.950932	0.000
Subaccount Inception Date May 1, 2002	2009	$1.318381	$1.722493	0.000
	2008	$2.334170	$1.318381	0.000
	2007	$2.552750	$2.334170	0.000
	2006	$1.831065	$2.552750	0.000
	2005	$1.646832	$1.831065	0.000
	2004	$1.000000	$1.646832	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2010	$1.206866	$1.361635	0.000
Subaccount Inception Date May 2, 1997	2009	$0.950074	$1.206866	0.000
	2008	$1.548137	$0.950074	0.000
	2007	$1.511147	$1.548137	0.000
	2006	$1.338044	$1.511147	0.000
	2005	$1.319853	$1.338044	0.000
	2004	$1.000000	$1.319853	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.029290	$1.241848	0.000
Subaccount Inception Date November 19, 2009	2009	$0.985150	$1.029290	0.000
Transamerica Jennison Growth VP– Service Class	2010	$1.334166	$1.467518	11,311.929
Subaccount Inception Date December 13, 1996	2009	$0.965373	$1.334166	0.000
	2008	$1.562727	$0.965373	0.000
	2007	$1.429758	$1.562727	0.000
	2006	$1.432514	$1.429758	0.000
	2005	$1.284548	$1.432514	0.000
	2004	$1.000000	$1.284548	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.561223	$0.403747	0.000
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.561223	0.000
Transamerica Morgan Stanley Capital Growth VP – Service Class(2)	2010	$1.247848	$1.557811	0.000
Subaccount Inception Date May 1, 2000	2009	$0.995802	$1.247848	0.000
	2008	$1.597549	$0.995802	0.000
	2007	$1.614131	$1.597549	0.000
	2006	$1.389017	$1.614131	0.000
	2005	$1.362113	$1.389017	0.000
	2004	$1.000000	$1.362113	0.000
Transamerica AEGON High Yield Bond VP – Service Class	2010	$1.332433	$1.468157	0.000
Subaccount Inception Date June 21, 1999	2009	$0.923616	$1.332433	0.000
	2008	$1.261535	$0.923616	0.000
	2007	$1.262547	$1.261535	0.000
	2006	$1.161857	$1.262547	0.000
	2005	$1.165192	$1.161857	0.000
	2004	$1.000000	$1.165192	0.000

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Service Class	2010	$1.649029	$1.786830	0.000
Subaccount Inception Date May 1, 2001	2009	$1.269470	$1.649029	0.000
	2008	$2.005032	$1.269470	1,535.846
	2007	$1.875035	$2.005032	56,772.423
	2006	$1.552796	$1.875035	81,888.783
	2005	$1.406046	$1.552796	1,552.000
	2004	$1.000000	$1.406046	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.221804	$1.283433	16,775.286
Subaccount Inception Date May 1, 2002	2009	$1.074549	$1.221804	16,823.829
	2008	$1.128642	$1.074549	7,759.839
	2007	$1.056081	$1.128642	0.000
	2006	$1.034705	$1.056081	0.000
	2005	$1.032300	$1.034705	0.000
	2004	$1.000000	$1.032300	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2010	$1.442802	$1.900032	15,244.541
Subaccount Inception Date May 1, 2000	2009	$1.061784	$1.442802	0.000
	2008	$1.699765	$1.061784	989.332
	2007	$1.583665	$1.699765	992.602
	2006	$1.559996	$1.583665	995.785
	2005	$1.438430	$1.559996	999.445
	2004	$1.000000	$1.438430	0.000
Transamerica WMC Diversified Equity VP – Service Class(3)	2010	$1.038021	$1.188402	0.000
Subaccount Inception Date May 1, 2000	2009	$0.826537	$1.038021	0.000
	2008	$1.497671	$0.826537	0.000
	2007	$1.326111	$1.497671	0.000
	2006	$1.139655	$1.326111	0.000
	2005	$1.194833	$1.139655	0.000
	2004	$1.000000	$1.194833	0.000
Transamerica Efficient Markets VP – Service Class	2010	$1.199928	$1.324610	0.000
Subaccount Inception Date November 10, 2008	2009	$1.036413	$1.199928	0.000
	2008	$1.000000	$1.036413	0.000
Transamerica Multi-Managed Balanced VP – Service Class(4)	2010	$1.232127	$1.499432	41,319.041
Subaccount Inception Date May 1, 2002	2009	$0.995965	$1.232127	33,578.778
	2008	$1.503827	$0.995965	0.000
	2007	$1.350408	$1.503827	0.000
	2006	$1.264158	$1.350408	0.000
	2005	$1.193854	$1.264158	0.000
	2004	$1.000000	$1.193854	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(5)	2010	$1.309501	$1.404061	0.000
Subaccount Inception Date May 1, 2002	2009	$1.016333	$1.309501	0.000
	2008	$1.642351	$1.016333	0.000
	2007	$1.143552	$1.642351	0.000
	2006	$1.300420	$1.143552	0.000
	2005	$1.278480	$1.300420	0.000
	2004	$1.000000	$1.278480	0.000
Transamerica WMC Diversified Growth VP – Service Class	2010	$1.273661	$1.469877	0.000
Subaccount Inception Date May 1, 2000	2009	$1.005909	$1.273661	0.000
	2008	$1.902647	$1.005909	776.441
	2007	$1.669256	$1.902647	779.002
	2006	$1.567795	$1.669256	781.505
	2005	$1.372516	$1.567795	784.380
	2004	$1.000000	$1.372516	0.000

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Growth Opportunities VP – Service Class(6)	2010	$1.570113	$2.086598	0.000
Subaccount Inception Date May 2, 2001	2009	$1.170813	$1.570113	0.000
	2008	$2.022540	$1.170813	997.845
	2007	$1.677686	$2.022540	1,001.137
	2006	$1.628076	$1.677686	1,004.351
	2005	$1.429566	$1.628076	1,008.047
	2004	$1.000000	$1.429566	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.029906	$1.011740	0.000
Subaccount Inception Date January 1, 1995	2009	$1.048328	$1.029906	27,385.566
	2008	$1.044644	$1.048328	0.000
	2007	$1.015159	$1.044644	408,387.813
	2006	$0.989153	$1.015159	0.000
	2005	$0.981125	$0.989153	0.000
	2004	$1.000000	$0.981125	0.000
Transamerica Systematic Small/Mid Cap Value VP – Service Class(8)	2010	$0.925936	$1.182908	2,091.065
Subaccount Inception Date January 1, 1995	2009	$0.659621	$0.925936	0.000
	2008	$1.000000	$0.659621	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(9)	2010	$1.143620	$1.170842	0.000
Subaccount Inception Date June 16, 1995	2009	$1.117307	$1.143620	0.000
	2008	$1.058956	$1.117307	0.000
	2007	$1.019177	$1.058956	0.000
	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	0.000
	2004	$1.000000	$1.004835	0.000
Transamerica Index 100 VP – Service Class	2010	$1.023848	$1.150649	2,029.991
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.023848	0.000
Transamerica Index 35 VP – Service Class	2010	$0.997901	$1.072639	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999951	$0.997901	0.000
Transamerica Index 50 VP – Service Class	2010	$0.934286	$1.015898	53,315.358
Subaccount Inception Date May 1, 2008	2009	$0.816191	$0.934286	53,890.284
	2008	$1.000000	$0.816191	0.000
Transamerica Index 75 VP – Service Class	2010	$0.871619	$0.967555	76,937.681
Subaccount Inception Date May 1, 2008	2009	$0.720336	$0.871619	108,721.167
	2008	$1.000000	$0.720336	30,534.285
Transamerica Morgan Stanley Active International Allocation VP – Service Class	2010	$1.684119	$1.790060	0.000
Subaccount Inception Date January 1, 1995	2009	$1.364159	$1.684119	0.000
	2008	$2.278505	$1.364159	0.000
	2007	$2.012367	$2.278505	0.000
	2006	$1.662924	$2.012367	0.000
	2005	$1.489961	$1.662924	0.000
	2004	$1.000000	$1.489961	0.000
Transamerica Multi Managed Large Cap Core VP – Service Class	2010	$1.273847	$1.487513	0.000
Subaccount Inception Date January 1, 1995	2009	$0.893804	$1.273847	0.000
	2008	$1.574465	$0.893804	0.000
	2007	$1.471367	$1.574465	0.000
	2006	$1.360851	$1.471367	0.000
	2005	$1.269474	$1.360851	0.000
	2004	$1.000000	$1.269474	0.000

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	2010	$1.406099	$1.845080	0.000
Subaccount Inception Date May 1, 2001	2009	$0.893953	$1.406099	0.000
	2008	$1.699228	$0.893953	0.000
	2007	$1.415249	$1.699228	67,463.513
	2006	$1.314576	$1.415249	98,505.413
	2005	$1.246984	$1.314576	0.000
	2004	$1.000000	$1.246984	0.000
PAM Transamerica AEGON U.S. Government Securities VP – Service Class(9)	2010	$1.143620	$1.170842	0.000
Subaccount Inception Date June 5, 1995	2009	$1.117307	$1.143620	46,678.285
	2008	$1.086102	$1.117307	48,187.925
	2007	$1.045316	$1.086102	0.000
	2006	$1.032494	$1.045316	0.000
	2005	$1.030604	$1.032494	0.000
	2004	$1.000000	$1.030604	0.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.845657	$0.888410	0.000
Subaccount Inception Date May 1, 2002	2009	$0.582704	$0.845657	0.000
	2008	$1.233469	$0.582704	0.000
	2007	$1.238907	$1.233469	0.000
	2006	$1.116640	$1.238907	0.000
	2005	$1.078165	$1.116640	0.000
	2004	$1.000000	$1.078165	0.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.855021	$0.967627	0.000
Subaccount Inception Date May 1, 2002	2009	$0.721028	$0.855021	0.000
	2008	$1.279447	$0.721028	0.000
	2007	$1.165818	$1.279447	0.000
	2006	$1.118962	$1.165818	0.000
	2005	$1.049046	$1.118962	0.000
	2004	$1.000000	$1.049046	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.235456	$1.335965	0.000
Subaccount Inception Date November 10, 2008	2009	$1.012578	$1.235456	0.000
	2008	$1.000000	$1.012578	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.933832	$1.034740	0.000
Subaccount Inception Date May 1, 2001	2009	$0.789906	$0.933832	0.000
	2008	$1.356010	$0.789906	0.000
	2007	$1.316563	$1.356010	80,008.702
	2006	$1.145620	$1.316563	114,733.846
	2005	$1.114942	$1.145620	0.000
	2004	$1.000000	$1.114942	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$0.985173	$1.062913	0.000
Subaccount Inception Date May 1, 2001	2009	$0.731485	$0.985173	0.000
	2008	$1.237498	$0.731485	0.000
	2007	$1.108921	$1.237498	0.000
	2006	$1.136120	$1.108921	0.000
	2005	$1.007039	$1.136120	0.000
	2004	$1.000000	$1.007039	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.007817	$1.110539	0.000
Subaccount Inception Date November 19, 2009	2009	$0.989774	$1.007817	0.000
American Funds - Bond Fund – Class 2	2010	$0.993531	$1.035813	0.000
Subaccount Inception Date November 19, 2009	2009	$1.000895	$0.993531	0.000
American Funds - Growth-Income Fund – Class 2	2010	$1.008062	$1.100155	0.000
Subaccount Inception Date November 19, 2009	2009	$0.986798	$1.008062	0.000

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth Fund – Class 2	2010	$1.002679	$1.165523	10,434.275
Subaccount Inception Date November 19, 2009	2009	$0.986477	$1.002679	0.000
American Funds - International Fund – Class 2	2010	$0.980191	$1.029486	8,107.345
Subaccount Inception Date November 19, 2009	2009	$0.982907	$0.980191	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.902620	$1.044104	0.000
Subaccount Inception Date May 1, 2008	2009	$0.664291	$0.902620	0.000
	2008	$1.000000	$0.664291	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2010	$1.327858	$1.525190	15,287.010
Subaccount Inception Date May 1, 2000	2009	$0.997835	$1.327858	0.000
	2008	$1.772645	$0.997835	11,792.054
	2007	$1.538520	$1.772645	75,334.230
	2006	$1.405466	$1.538520	93,033.244
	2005	$1.226508	$1.405466	0.000
	2004	$1.000000	$1.226508	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$0.992706	$1.120632	0.000
Subaccount Inception Date May 1, 2000	2009	$0.778067	$0.992706	0.000
	2008	$1.385163	$0.778067	0.000
	2007	$1.392518	$1.385163	0.000
	2006	$1.181956	$1.392518	0.000
	2005	$1.139689	$1.181956	0.000
	2004	$1.000000	$1.139689	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.859926	$1.046301	2,267.932
Subaccount Inception Date May 1, 2001	2009	$0.684095	$0.859926	0.000
	2008	$1.321792	$0.684095	0.000
	2007	$1.062459	$1.321792	88,942.880
	2006	$1.014833	$1.062459	132,109.706
	2005	$0.979170	$1.014833	0.000
	2004	$1.000000	$0.979170	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.679865	$2.121670	16,866.090
Subaccount Inception Date May 1, 2000	2009	$1.223665	$1.679865	0.000
	2008	$2.062803	$1.223665	9,438.505
	2007	$1.820851	$2.062803	9,561.354
	2006	$1.649015	$1.820851	0.000
	2005	$1.422355	$1.649015	0.000
	2004	$1.000000	$1.422355	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$1.132287	$1.405243	0.000
Subaccount Inception Date May 1, 2002	2009	$0.733474	$1.132287	0.000
	2008	$1.532933	$0.733474	0.000
	2007	$1.480144	$1.532933	0.000
	2006	$1.000000	$1.480144	0.000
Franklin Income Securities Fund – Class 2	2010	$0.890743	$0.985890	6,276.971
Subaccount Inception Date May 1, 2007	2009	$0.668732	$0.890743	0.000
	2008	$0.967845	$0.668732	0.000
	2007	$1.000000	$0.967845	0.000
Mutual Shares Securities Fund – Class 2	2010	$0.735749	$0.803660	20,894.275
Subaccount Inception Date May 1, 2007	2009	$0.594212	$0.735749	0.000
	2008	$0.961906	$0.594212	0.000
	2007	$1.000000	$0.961906	0.000
Templeton Foreign Securities Fund – Class 2	2010	$0.840606	$0.895164	12,156.956
Subaccount Inception Date May 1, 2007	2009	$0.624431	$0.840606	0.000
	2008	$1.066262	$0.624431	0.000
	2007	$1.000000	$1.066262	0.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.262890	$1.365595	0.000
Subaccount Inception Date November 10, 2008	2009	$0.989903	$1.262890	0.000
	2008	$1.000000	$0.989903	0.000
GE Investments Total Return Fund – Class 3	2010	$1.003453	$1.075922	2,137.541
Subaccount Inception Date November 19, 2009	2009	$0.988806	$1.003453	0.000
Janus Aspen - Enterprise Portfolio – Service Shares	2010	$1.427028	$1.759544	0.000
Subaccount Inception Date October 9, 2000	2009	$1.005732	$1.427028	0.000
	2008	$1.823801	$1.005732	0.000
	2007	$1.525205	$1.823801	0.000
	2006	$1.370267	$1.525205	0.000
	2005	$1.245100	$1.370267	0.000
	2004	$1.000000	$1.245100	0.000
Janus Aspen - Worldwide Portfolio – Service Shares	2010	$0.917171	$1.040797	0.000
Subaccount Inception Date October 9, 2000	2009	$0.679515	$0.917171	0.000
	2008	$1.253455	$0.679515	0.000
	2007	$1.166880	$1.253455	0.000
	2006	$1.007177	$1.166880	0.000
	2005	$0.971196	$1.007177	0.000
	2004	$1.000000	$0.971196	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.049852	$1.126546	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.049852	0.000
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.415021	$1.489547	0.000
Subaccount Inception Date May 1, 2004	2009	$0.930934	$1.415021	0.000
	2008	$1.616067	$0.930934	0.000
	2007	$1.504875	$1.616067	113,187.543
	2006	$1.255241	$1.504875	195,878.182
	2005	$1.154341	$1.255241	0.000
	2004	$1.000000	$1.154341	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.347693	$1.503616	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.347693	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.309999	$1.588677	0.000
Subaccount Inception Date May 1, 2004	2009	$0.922705	$1.309999	0.000
	2008	$1.406439	$0.922705	0.000
	2007	$1.397600	$1.406439	0.000
	2006	$1.217630	$1.397600	0.000
	2005	$1.134937	$1.217630	0.000
	2004	$1.000000	$1.134937	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.318751	$1.646862	0.000
Subaccount Inception Date May 1, 2004	2009	$0.859826	$1.318751	0.000
	2008	$1.287053	$0.859826	0.000
	2007	$1.389111	$1.287053	0.000
	2006	$1.229540	$1.389111	0.000
	2005	$1.210268	$1.229540	0.000
	2004	$1.000000	$1.210268	0.000
MFS® New Discovery Series – Service Class	2010	$1.114037	$1.487677	0.000
Subaccount Inception Date May 1, 2002	2009	$0.696096	$1.114037	0.000
	2008	$1.171768	$0.696096	0.000
	2007	$1.166718	$1.171768	0.000
	2006	$1.051684	$1.166718	0.000
	2005	$1.019281	$1.051684	0.000
	2004	$1.000000	$1.019281	0.000

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® Total Return Series – Service Class	2010	$1.132857	$1.220033	0.000
Subaccount Inception Date May 1, 2002	2009	$0.979621	$1.132857	0.000
	2008	$1.283895	$0.979621	0.000
	2007	$1.257638	$1.283895	80,776.439
	2006	$1.146906	$1.257638	114,530.230
	2005	$1.137939	$1.146906	0.000
	2004	$1.000000	$1.137939	0.000
MTB Managed Allocation Fund – Moderate Growth II	2010	$1.046476	$1.136454	0.000
Subaccount Inception Date May 1, 2004	2009	$0.848035	$1.046476	0.000
	2008	$1.217292	$0.848035	0.000
	2007	$1.159420	$1.217292	0.000
	2006	$1.068861	$1.159420	0.000
	2005	$1.046243	$1.068861	0.000
	2004	$1.000000	$1.046243	0.000

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$1.214860	$1.297929	456,721.992
Subaccount Inception Date May 1, 2002	2009	$0.989658	$1.214860	179,463.084
	2008	$1.281273	$0.989658	28,170.016
	2007	$1.228310	$1.281273	30,713.812
	2006	$1.145048	$1.228310	0.000
	2005	$1.109452	$1.145048	0.000
	2004	$1.031475	$1.109452	0.000
	2003	$1.000000	$1.031475	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$1.163844	$1.311395	0.000
Subaccount Inception Date May 1, 2002	2009	$0.914151	$1.163844	0.000
	2008	$1.544095	$0.914151	0.000
	2007	$1.461173	$1.544095	0.000
	2006	$1.289634	$1.461173	0.000
	2005	$1.172356	$1.289634	0.000
	2004	$1.047313	$1.172356	0.000
	2003	$1.000000	$1.047313	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$1.238943	$1.341075	1,058,049.024
Subaccount Inception Date May 1, 2002	2009	$0.998925	$1.238943	768,680.504
	2008	$1.377220	$0.998925	764,364.885
	2007	$1.300828	$1.377220	480,379.031
	2006	$1.190084	$1.300828	958,825.693
	2005	$1.130267	$1.190084	87,188.000
	2004	$1.034952	$1.130267	0.000
	2003	$1.000000	$1.034952	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$1.220304	$1.348098	3,302,409.698
Subaccount Inception Date May 1, 2002	2009	$0.971017	$1.220304	3,730,545.488
	2008	$1.473050	$0.971017	3,363,451.114
	2007	$1.393633	$1.473050	3,151,138.299
	2006	$1.248872	$1.393633	1,638,797.134
	2005	$1.158230	$1.248872	1,500,460.000
	2004	$1.041486	$1.158230	0.000
	2003	$1.000000	$1.041486	0.000

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica International Moderate Growth VP – Service Class	2010	$0.872753	$0.945602	534,184.882
Subaccount Inception Date May 1, 2006	2009	$0.686639	$0.872753	446,022.660
	2008	$1.097167	$0.686639	556,214.467
	2007	$1.029080	$1.097167	0.000
	2006	$1.000000	$1.029080	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.201202	$1.294690	516,730.754
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.201202	27,959.171
Transamerica BlackRock Large Cap Value VP – Service Class	2010	$1.215710	$1.316086	160,090.145
Subaccount Inception Date May 1, 2000	2009	$1.087807	$1.215710	0.000
	2008	$1.678768	$1.087807	0.000
	2007	$1.637122	$1.678768	0.000
	2006	$1.428310	$1.637122	0.000
	2005	$1.255686	$1.428310	0.000
	2004	$1.082819	$1.255686	0.000
	2003	$1.000000	$1.082819	0.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.204966	$1.317394	17,846.864
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204966	7,900.191
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.009028	$1.025165	31,088.015
Subaccount Inception Date November 19, 2009	2009	$0.990710	$1.009028	0.000
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.983325	$0.907511	4,335.530
Subaccount Inception Date November 19, 2009	2009	$0.995065	$0.983325	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.006186	$1.042154	0.000
Subaccount Inception Date November 19, 2009	2009	$0.988963	$1.006186	0.000
Transamerica Foxhall Global Commodities & Hard Assets VP – Service Class(1)	2010	$0.985557	$0.998657	5,012.218
Subaccount Inception Date November 19, 2009	2009	$0.986568	$0.985557	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.020377	$0.968114	70,172.381
Subaccount Inception Date November 19, 2009	2009	$0.998156	$1.020377	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.022125	$0.983287	0.000
Subaccount Inception Date November 19, 2009	2009	$0.997262	$1.022125	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.021045	$0.996415	0.000
Subaccount Inception Date November 19, 2009	2009	$0.996394	$1.021045	0.000
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.003388	$0.987297	23,227.788
Subaccount Inception Date November 19, 2009	2009	$0.999952	$1.003388	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2010	$1.467544	$1.662978	21,081.737
Subaccount Inception Date May 1, 2002	2009	$1.122683	$1.467544	17,930.287
	2008	$1.986707	$1.122683	18,964.613
	2007	$2.171675	$1.986707	18,566.718
	2006	$1.556957	$2.171675	20,092.486
	2005	$1.399624	$1.556957	22,362.000
	2004	$1.074880	$1.399624	0.000
	2003	$1.000000	$1.074880	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2010	$1.054751	$1.190594	61,087.959
Subaccount Inception Date May 2, 1997	2009	$0.829919	$1.054751	0.000
	2008	$1.351668	$0.829919	0.000
	2007	$1.318714	$1.351668	0.000
	2006	$1.167098	$1.318714	0.000
	2005	$1.150680	$1.167098	0.000
	2004	$1.057615	$1.150680	0.000
	2003	$1.000000	$1.057615	0.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.029351	$1.242520	0.000
Subaccount Inception Date November 19, 2009	2009	$0.985151	$1.029351	0.000
Transamerica Jennison Growth VP– Service Class	2010	$1.146889	$1.262141	49,219.542
Subaccount Inception Date December 13, 1996	2009	$0.829455	$1.146889	587.217
	2008	$1.342049	$0.829455	0.000
	2007	$1.227252	$1.342049	0.000
	2006	$1.229010	$1.227252	0.000
	2005	$1.101525	$1.229010	0.000
	2004	$1.029556	$1.101525	0.000
	2003	$1.000000	$1.029556	0.000
Transamerica Morgan Stanley Capital Growth VP – Service Class(2)	2010	$1.036385	$1.294469	0.000
Subaccount Inception Date May 1, 2000	2009	$0.826637	$1.036385	0.000
	2008	$1.325510	$0.826637	0.000
	2007	$1.338596	$1.325510	0.000
	2006	$1.151349	$1.338596	0.000
	2005	$1.128495	$1.151349	0.000
	2004	$1.054491	$1.128495	0.000
	2003	$1.000000	$1.054491	0.000
Transamerica AEGON High Yield Bond VP – Service Class	2010	$1.273192	$1.403564	62,009.645
Subaccount Inception Date June 21, 1999	2009	$0.882118	$1.273192	1,296.971
	2008	$1.204261	$0.882118	0.000
	2007	$1.204638	$1.204261	0.000
	2006	$1.108034	$1.204638	0.000
	2005	$1.110681	$1.108034	0.000
	2004	$1.032077	$1.110681	0.000
	2003	$1.000000	$1.032077	0.000
Transamerica MFS International Equity VP – Service Class	2010	$1.407978	$1.526378	75,231.317
Subaccount Inception Date May 1, 2001	2009	$1.083365	$1.407978	0.000
	2008	$1.710243	$1.083365	0.000
	2007	$1.598568	$1.710243	0.000
	2006	$1.323194	$1.598568	0.000
	2005	$1.197547	$1.323194	0.000
	2004	$1.066764	$1.197547	0.000
	2003	$1.000000	$1.066764	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.231980	$1.294779	789,570.282
Subaccount Inception Date May 1, 2002	2009	$1.082962	$1.231980	33,905.961
	2008	$1.136914	$1.082962	18,818.280
	2007	$1.063302	$1.136914	0.000
	2006	$1.041272	$1.063302	0.000
	2005	$1.038341	$1.041272	0.000
	2004	$1.013806	$1.038341	0.000
	2003	$1.000000	$1.013806	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2010	$1.104923	$1.455794	40,818.457
Subaccount Inception Date May 1, 2000	2009	$0.812734	$1.104923	0.000
	2008	$1.300432	$0.812734	0.000
	2007	$1.211011	$1.300432	0.000
	2006	$1.192331	$1.211011	0.000
	2005	$1.098874	$1.192331	0.000
	2004	$1.015430	$1.098874	0.000
	2003	$1.000000	$1.015430	0.000

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Equity VP – Service Class(3)	2010	$1.040887	$1.192268	46,479.823
Subaccount Inception Date May 1, 2000	2009	$0.828411	$1.040887	24,860.605
	2008	$1.500336	$0.828411	25,776.395
	2007	$1.327814	$1.500336	27,514.204
	2006	$1.140576	$1.327814	29,740.781
	2005	$1.052762	$1.140576	31,677.000
	2004	$1.060617	$1.052762	0.000
	2003	$1.000000	$1.060617	0.000
Transamerica Efficient Markets VP – Service Class	2010	$1.200602	$1.326002	4,781.271
Subaccount Inception Date November 10, 2008	2009	$1.036485	$1.200602	0.000
	2008	$1.000000	$1.036485	0.000
Transamerica Multi-Managed Balanced VP – Service Class(4)	2010	$1.163061	$1.416078	47,260.719
Subaccount Inception Date May 1, 2002	2009	$0.939676	$1.163061	34,938.189
	2008	$1.418126	$0.939676	11,532.992
	2007	$1.272818	$1.418126	0.000
	2006	$1.190939	$1.272818	0.000
	2005	$1.124154	$1.190939	0.000
	2004	$1.031670	$1.124154	0.000
	2003	$1.000000	$1.031670	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(5)	2010	$1.163358	$1.247985	776,497.082
Subaccount Inception Date May 1, 2002	2009	$0.902463	$1.163358	45,351.903
	2008	$1.457619	$0.902463	49,219.800
	2007	$1.253940	$1.457619	59,059.831
	2006	$1.153021	$1.253940	57,267.933
	2005	$1.133011	$1.153021	60,910.000
	2004	$1.020318	$1.133011	0.000
	2003	$1.000000	$1.020318	0.000
Transamerica WMC Diversified Growth VP – Service Class	2010	$1.099331	$1.269318	6,621.825
Subaccount Inception Date May 1, 2000	2009	$0.867803	$1.099331	0.000
	2008	$1.640617	$0.867803	0.000
	2007	$1.438658	$1.640617	0.000
	2006	$1.350556	$1.438658	0.000
	2005	$1.181752	$1.350556	0.000
	2004	$1.040034	$1.181752	0.000
	2003	$1.000000	$1.040034	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Service Class(6)	2010	$1.303977	$1.733767	512,770.195
Subaccount Inception Date May 2, 2001	2009	$0.971874	$1.303977	479,585.025
	2008	$1.678056	$0.971874	479,585.025
	2007	$1.391249	$1.678056	479,585.025
	2006	$1.349446	$1.391249	479,585.025
	2005	$1.184331	$1.349446	479,585.000
	2004	$1.034365	$1.184331	0.000
	2003	$1.000000	$1.034365	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.039829	$1.021982	300,667.903
Subaccount Inception Date January 1, 1995	2009	$1.057911	$1.039829	299,943.833
	2008	$1.053691	$1.057911	0.000
	2007	$1.023447	$1.053691	0.000
	2006	$0.996740	$1.023447	0.000
	2005	$0.988163	$0.996740	0.000
	2004	$0.997975	$0.988163	0.000
	2003	$1.000000	$0.997975	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.561414	$0.404078	0.000
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.561414	0.000

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Systematic Small/Mid Cap Value VP – Service Class(8)	2010	$0.926813	$1.184614	74,536.456
Subaccount Inception Date January 1, 1995	2009	$0.659927	$0.926813	932.124
	2008	$1.000000	$0.659927	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(9)	2010	$1.165315	$1.193639	228,836.360
Subaccount Inception Date June 16, 1995	2009	$1.137947	$1.165315	70,221.533
	2008	$1.077987	$1.137947	0.000
	2007	$1.037003	$1.077987	0.000
	2006	$1.023786	$1.037003	0.000
	2005	$1.021415	$1.023786	0.000
	2004	$1.010033	$1.021415	0.000
	2003	$1.000000	$1.010033	0.000
Transamerica Index 50 VP – Service Class	2010	$0.935049	$1.017230	418,728.439
Subaccount Inception Date May 1, 2008	2009	$0.816459	$0.935049	426,213.753
	2008	$1.000000	$0.816459	35,296.474
Transamerica Index 75 VP – Service Class	2010	$0.872328	$0.968815	419,620.672
Subaccount Inception Date May 1, 2008	2009	$0.720567	$0.872328	149,040.247
	2008	$1.000000	$0.720567	7,730.524
Transamerica Index 100 VP – Service Class	2010	$1.023908	$1.151278	12,308.613
Subaccount Inception Date November 19, 2009	2009	$0.999952	$1.023908	0.000
Transamerica Index 35 VP – Service Class	2010	$0.997954	$1.073221	240,961.911
Subaccount Inception Date November 19, 2009	2009	$0.999952	$0.997954	0.000
Transamerica Morgan Stanley Active International Allocation VP – Service Class	2010	$1.415201	$1.504950	894.152
Subaccount Inception Date January 1, 1995	2009	$1.145778	$1.415201	819.830
	2008	$1.912806	$1.145778	0.000
	2007	$1.688553	$1.912806	0.000
	2006	$1.394564	$1.688553	0.000
	2005	$1.248984	$1.394564	0.000
	2004	$1.098299	$1.248984	0.000
	2003	$1.000000	$1.098299	0.000
Transamerica Multi Managed Large Cap Core VP – Service Class	2010	$1.156343	$1.350971	10,653.924
Subaccount Inception Date January 1, 1995	2009	$0.810956	$1.156343	2,399.768
	2008	$1.427811	$0.810956	0.000
	2007	$1.333655	$1.427811	0.000
	2006	$1.232880	$1.333655	0.000
	2005	$1.149531	$1.232880	0.000
	2004	$1.039475	$1.149531	0.000
	2003	$1.000000	$1.039475	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	2010	$1.178045	$1.546585	9,716.472
Subaccount Inception Date May 1, 2001	2009	$0.748601	$1.178045	718.404
	2008	$1.422234	$0.748601	0.000
	2007	$1.183963	$1.422234	0.000
	2006	$1.099210	$1.183963	0.000
	2005	$1.042187	$1.099210	0.000
	2004	$0.991877	$1.042187	0.000
	2003	$1.000000	$0.991877	0.000
PAM Transamerica AEGON U.S. Government Securities VP – Service Class(9)	2010	$1.141052	$1.168782	35,946.998
Subaccount Inception Date June 16, 1995	2009	$1.114243	$1.141052	147,084.863
	2008	$1.055536	$1.114243	150,483.315
	2007	$1.015399	$1.055536	0.000
	2006	$1.002455	$1.015399	0.000
	2005	$1.000000	$1.002455	0.000

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Basic Value Fund – Series II Shares	2010	$1.079304	$1.134422	678.080
Subaccount Inception Date May 1, 2002	2009	$0.743332	$1.079304	627.274
	2008	$1.572701	$0.743332	0.000
	2007	$1.578848	$1.572701	0.000
	2006	$1.422329	$1.578848	0.000
	2005	$1.372649	$1.422329	0.000
	2004	$1.260152	$1.372649	0.000
	2003	$1.000000	$1.260152	0.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$1.032966	$1.169585	0.000
Subaccount Inception Date May 1, 2002	2009	$0.870655	$1.032966	0.000
	2008	$1.544198	$0.870655	0.000
	2007	$1.406365	$1.544198	0.000
	2006	$1.349173	$1.406365	0.000
	2005	$1.264269	$1.349173	0.000
	2004	$1.209842	$1.264269	0.000
	2003	$1.000000	$1.209842	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.236150	$1.337375	2,150.984
Subaccount Inception Date November 10, 2008	2009	$1.012647	$1.236150	1,050.473
	2008	$1.000000	$1.012647	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2010	$1.123499	$1.245504	0.000
Subaccount Inception Date May 1, 2001	2009	$0.949877	$1.123499	0.000
	2008	$1.629813	$0.949877	0.000
	2007	$1.581624	$1.629813	0.000
	2006	$1.375591	$1.581624	0.000
	2005	$1.338105	$1.375591	0.000
	2004	$1.224207	$1.338105	0.000
	2003	$1.000000	$1.224207	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$1.191067	$1.285680	0.000
Subaccount Inception Date May 1, 2001	2009	$0.883922	$1.191067	0.000
	2008	$1.494647	$0.883922	0.000
	2007	$1.338697	$1.494647	0.000
	2006	$1.370855	$1.338697	0.000
	2005	$1.214502	$1.370855	0.000
	2004	$1.140633	$1.214502	0.000
	2003	$1.000000	$1.140633	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.007877	$1.111159	0.000
Subaccount Inception Date November 19, 2009	2009	$0.989775	$1.007877	0.000
American Funds - Bond Fund – Class 2	2010	$0.993587	$1.036375	84,589.239
Subaccount Inception Date November 19, 2009	2009	$1.000896	$0.993587	0.000
American Funds - Growth Fund – Class 2	2010	$1.002731	$1.166156	175,242.729
Subaccount Inception Date November 19, 2009	2009	$0.986478	$1.002731	0.000
American Funds - International Fund – Class 2	2010	$0.980247	$1.030054	0.000
Subaccount Inception Date November 19, 2009	2009	$0.982909	$0.980247	0.000
American Funds - Growth-Income Fund – Class 2	2010	$1.008123	$1.100765	32,553.233
Subaccount Inception Date November 19, 2009	2009	$0.986799	$1.008123	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.903362	$1.045475	285,108.666
Subaccount Inception Date May 1, 2008	2009	$0.664509	$0.903362	147,066.104
	2008	$1.000000	$0.664509	63,424.825

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2010	$1.528881	$1.756941	107,206.698
Subaccount Inception Date May 1, 2000	2009	$1.148344	$1.528881	73,447.123
	2008	$2.039006	$1.148344	104,622.075
	2007	$1.768828	$2.039006	156,512.468
	2006	$1.615072	$1.768828	0.000
	2005	$1.408730	$1.615072	0.000
	2004	$1.244755	$1.408730	0.000
	2003	$1.000000	$1.244755	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$1.168624	$1.319861	51,486.879
Subaccount Inception Date May 1, 2000	2009	$0.915494	$1.168624	0.000
	2008	$1.629023	$0.915494	0.000
	2007	$1.636867	$1.629023	0.000
	2006	$1.388679	$1.636867	0.000
	2005	$1.338348	$1.388679	0.000
	2004	$1.224303	$1.338348	0.000
	2003	$1.000000	$1.224303	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2010	$1.106668	$1.347179	0.000
Subaccount Inception Date May 1, 2001	2009	$0.879957	$1.106668	0.000
	2008	$1.699387	$0.879957	0.000
	2007	$1.365301	$1.699387	0.000
	2006	$1.303457	$1.365301	0.000
	2005	$1.257037	$1.303457	0.000
	2004	$1.240368	$1.257037	0.000
	2003	$1.000000	$1.240368	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.962977	$2.480464	137,861.177
Subaccount Inception Date May 1, 2000	2009	$1.429189	$1.962977	87,783.555
	2008	$2.408082	$1.429189	113,759.216
	2007	$2.124578	$2.408082	162,534.941
	2006	$1.923135	$2.124578	34,684.412
	2005	$1.657981	$1.923135	38,577.000
	2004	$1.353371	$1.657981	0.000
	2003	$1.000000	$1.353371	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$1.427350	$1.772299	25,824.073
Subaccount Inception Date May 1, 2002	2009	$0.924157	$1.427350	19,093.137
	2008	$1.930481	$0.924157	20,074.039
	2007	$1.863070	$1.930481	18,346.121
	2006	$1.634008	$1.863070	20,767.366
	2005	$1.623128	$1.634008	21,239.000
	2004	$1.450821	$1.623128	0.000
	2003	$1.000000	$1.450821	0.000
Franklin Income Securities Fund – Class 2	2010	$0.891915	$0.987666	153,648.107
Subaccount Inception Date May 1, 2007	2009	$0.669279	$0.891915	5,756.256
	2008	$0.968163	$0.669279	0.000
	2007	$1.000000	$0.968163	0.000
Mutual Shares Securities Fund – Class 2	2010	$0.736718	$0.805114	123,653.477
Subaccount Inception Date May 1, 2007	2009	$0.594697	$0.736718	5,694.253
	2008	$0.962219	$0.594697	0.000
	2007	$1.000000	$0.962219	0.000
Templeton Foreign Securities Fund – Class 2	2010	$0.841717	$0.896796	84,418.798
Subaccount Inception Date May 1, 2007	2009	$0.624957	$0.841717	5,058.842
	2008	$1.066624	$0.624957	0.000
	2007	$1.000000	$1.066624	0.000

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.263591	$1.367020	251,577.905
Subaccount Inception Date November 10, 2008	2009	$0.989970	$1.263591	0.000
	2008	$1.000000	$0.989970	0.000
GE Investments Total Return Fund – Class 3	2010	$1.003512	$1.076511	95,325.663
Subaccount Inception Date November 19, 2009	2009	$0.988807	$1.003512	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2010	$1.754503	$2.164385	0.000
Subaccount Inception Date October 9, 2000	2009	$1.235923	$1.754503	0.000
	2008	$2.240126	$1.235923	0.000
	2007	$1.872445	$2.240126	0.000
	2006	$1.681417	$1.872445	0.000
	2005	$1.527091	$1.681417	0.000
	2004	$1.289799	$1.527091	0.000
	2003	$1.000000	$1.289799	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2010	$1.146722	$1.301916	1,025.505
Subaccount Inception Date October 9, 2000	2009	$0.849176	$1.146722	1,014.144
	2008	$1.565642	$0.849176	0.000
	2007	$1.456794	$1.565642	0.000
	2006	$1.256787	$1.456794	0.000
	2005	$1.211286	$1.256787	0.000
	2004	$1.179152	$1.211286	0.000
	2003	$1.000000	$1.179152	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.050206	$1.127474	233,830.490
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.050206	3,917.761
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.415489	$1.490762	0.000
Subaccount Inception Date May 1, 2004	2009	$0.933067	$1.415489	0.000
	2008	$1.618972	$0.933067	0.000
	2007	$1.506840	$1.618972	0.000
	2006	$1.256269	$1.506840	0.000
	2005	$1.154714	$1.256269	0.000
	2004	$1.000000	$1.154714	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.310439	$1.589984	0.000
Subaccount Inception Date May 1, 2004	2009	$0.924801	$1.310439	0.000
	2008	$1.408937	$0.924801	0.000
	2007	$1.399400	$1.408937	0.000
	2006	$1.218609	$1.399400	0.000
	2005	$1.135295	$1.218609	0.000
	2004	$1.000000	$1.135295	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.319193	$1.648225	0.000
Subaccount Inception Date May 1, 2004	2009	$0.861800	$1.319193	0.000
	2008	$1.289373	$0.861800	0.000
	2007	$1.390927	$1.289373	0.000
	2006	$1.230543	$1.390927	0.000
	2005	$1.210664	$1.230543	0.000
	2004	$1.000000	$1.210664	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.348144	$1.504855	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.348144	0.000

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class	2010	$1.465363	$1.957784	10,570.850
Subaccount Inception Date May 1, 2002	2009	$0.915167	$1.465363	814.316
	2008	$1.539771	$0.915167	0.000
	2007	$1.532380	$1.539771	0.000
	2006	$1.380613	$1.532380	0.000
	2005	$1.337418	$1.380613	0.000
	2004	$1.281338	$1.337418	0.000
	2003	$1.000000	$1.281338	0.000
MFS ® Total Return Series – Service Class	2010	$1.217256	$1.311564	6,757.526
Subaccount Inception Date May 1, 2002	2009	$1.052093	$1.217256	0.000
	2008	$1.378209	$1.052093	0.000
	2007	$1.349359	$1.378209	0.000
	2006	$1.229937	$1.349359	0.000
	2005	$1.219729	$1.229937	0.000
	2004	$1.117863	$1.219729	0.000
	2003	$1.000000	$1.117863	0.000
MTB Managed Allocation Fund – Moderate Growth II	2010	$1.049389	$1.140184	0.000
Subaccount Inception Date May 1, 2004	2009	$0.849972	$1.049389	0.000
	2008	$1.219476	$0.849972	0.000
	2007	$1.160938	$1.219476	0.000
	2006	$1.069731	$1.160938	0.000
	2005	$1.046579	$1.069731	0.000
	2004	$1.000000	$1.046579	0.000
Transamerica Asset Allocation - Conservative VP – Initial Class	2010	$1.407249	$1.506587	0.000
Subaccount Inception Date May 1, 2002	2009	$1.143437	$1.407249	0.000
	2008	$1.476193	$1.143437	0.000
	2007	$1.412022	$1.476193	0.000
	2006	$1.312681	$1.412022	0.000
	2005	$1.269781	$1.312681	0.000
	2004	$1.177668	$1.269781	0.000
	2003	$1.000000	$1.177668	0.000
Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.390625	$1.571066	0.000
Subaccount Inception Date May 1, 2002	2009	$1.089959	$1.390625	0.000
	2008	$1.837353	$1.089959	0.000
	2007	$1.735116	$1.837353	0.000
	2006	$1.526920	$1.735116	0.000
	2005	$1.384153	$1.526920	0.000
	2004	$1.233465	$1.384153	0.000
	2003	$1.000000	$1.233465	0.000
Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.445538	$1.568100	0.000
Subaccount Inception Date May 1, 2002	2009	$1.163609	$1.445538	0.000
	2008	$1.599309	$1.163609	0.000
	2007	$1.507513	$1.599309	0.000
	2006	$1.375887	$1.507513	0.000
	2005	$1.302907	$1.375887	0.000
	2004	$1.190153	$1.302907	0.000
	2003	$1.000000	$1.190153	0.000

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.436578	$1.591587	0.000
Subaccount Inception Date May 1, 2002	2009	$1.140555	$1.436578	0.000
	2008	$1.726140	$1.140555	0.000
	2007	$1.629249	$1.726140	0.000
	2006	$1.456226	$1.629249	0.000
	2005	$1.348033	$1.456226	0.000
	2004	$1.208053	$1.348033	0.000
	2003	$1.000000	$1.208053	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.372151	$1.489425	0.000
Subaccount Inception Date May 1, 2000	2009	$1.224811	$1.372151	0.000
	2008	$1.885214	$1.224811	0.000
	2007	$1.833356	$1.885214	0.000
	2006	$1.595385	$1.833356	0.000
	2005	$1.400049	$1.595385	0.000
	2004	$1.203821	$1.400049	0.000
	2003	$1.000000	$1.203821	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.885025	$2.142885	0.000
Subaccount Inception Date May 1, 2002	2009	$1.437601	$1.885025	0.000
	2008	$2.538833	$1.437601	0.000
	2007	$2.769192	$2.538833	0.000
	2006	$1.980333	$2.769192	0.000
	2005	$1.775643	$1.980333	0.000
	2004	$1.359907	$1.775643	0.000
	2003	$1.000000	$1.359907	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$1.219326	$1.380230	0.000
Subaccount Inception Date May 1, 1997	2009	$0.957378	$1.219326	0.000
	2008	$1.554995	$0.957378	0.000
	2007	$1.513678	$1.554995	0.000
	2006	$1.335594	$1.513678	0.000
	2005	$1.313472	$1.335594	0.000
	2004	$1.203874	$1.313472	0.000
	2003	$1.000000	$1.203874	0.000
Transamerica Jennison Growth VP – Initial Class	2010	$1.357153	$1.497373	0.000
Subaccount Inception Date December 13, 1996	2009	$0.979342	$1.357153	0.000
	2008	$1.582015	$0.979342	0.000
	2007	$1.443627	$1.582015	0.000
	2006	$1.440552	$1.443627	0.000
	2005	$1.288084	$1.440552	0.000
	2004	$1.201055	$1.288084	0.000
	2003	$1.000000	$1.201055	0.000
Transamerica Morgan Stanley Capital Growth VP – Initial Class(2)	2010	$1.240601	$1.553809	0.000
Subaccount Inception Date May 1, 2000	2009	$0.986880	$1.240601	0.000
	2008	$1.578112	$0.986880	0.000
	2007	$1.589416	$1.578112	0.000
	2006	$1.364040	$1.589416	0.000
	2005	$1.333479	$1.364040	0.000
	2004	$1.243238	$1.333479	0.000
	2003	$1.000000	$1.243238	0.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.430103	$1.580320	0.000
Subaccount Inception Date June 21, 1999	2009	$0.988279	$1.430103	0.000
	2008	$1.344417	$0.988279	0.000
	2007	$1.343159	$1.344417	0.000
	2006	$1.231758	$1.343159	0.000
	2005	$1.230936	$1.231758	0.000
	2004	$1.141066	$1.230936	0.000
	2003	$1.000000	$1.141066	0.000
Transamerica MFS International Equity VP – Initial Class	2010	$1.614862	$1.753697	0.000
Subaccount Inception Date May 1, 2001	2009	$1.238385	$1.614862	0.000
	2008	$1.947390	$1.238385	0.000
	2007	$1.815492	$1.947390	0.000
	2006	$1.500930	$1.815492	0.000
	2005	$1.353054	$1.500930	0.000
	2004	$1.204089	$1.353054	0.000
	2003	$1.000000	$1.204089	0.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.275313	$1.343546	0.000
Subaccount Inception Date May 1, 2002	2009	$1.118307	$1.275313	0.000
	2008	$1.170620	$1.118307	0.000
	2007	$1.093366	$1.170620	0.000
	2006	$1.067500	$1.093366	0.000
	2005	$1.061411	$1.067500	0.000
	2004	$1.033571	$1.061411	0.000
	2003	$1.000000	$1.033571	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$1.474759	$1.948386	0.000
Subaccount Inception Date May 1, 2000	2009	$1.081864	$1.474759	0.000
	2008	$1.726938	$1.081864	0.000
	2007	$1.603251	$1.726938	0.000
	2006	$1.574749	$1.603251	0.000
	2005	$1.448541	$1.574749	0.000
	2004	$1.335517	$1.448541	0.000
	2003	$1.000000	$1.335517	0.000
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.238203	$1.421919	0.000
Subaccount Inception Date May 1, 2000	2009	$0.981810	$1.238203	0.000
	2008	$1.773702	$0.981810	0.000
	2007	$1.566139	$1.773702	0.000
	2006	$1.341412	$1.566139	0.000
	2005	$1.269968	$1.341412	0.000
	2004	$1.180561	$1.269968	0.000
	2003	$1.000000	$1.180561	0.000
Transamerica Multi-Managed Balanced VP – Initial Class(4)	2010	$1.259369	$1.536264	0.000
Subaccount Inception Date May 1, 2002	2009	$1.014594	$1.259369	0.000
	2008	$1.527268	$1.014594	0.000
	2007	$1.368009	$1.527268	0.000
	2006	$1.275489	$1.368009	0.000
	2005	$1.202024	$1.275489	0.000
	2004	$1.100357	$1.202024	0.000
	2003	$1.000000	$1.100357	0.000

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(5)	2010	$1.366743	$1.468030	0.000
Subaccount Inception Date May 1, 2002	2009	$1.059163	$1.366743	0.000
	2008	$1.707315	$1.059163	0.000
	2007	$1.464452	$1.707315	0.000
	2006	$1.343575	$1.464452	0.000
	2005	$1.315921	$1.343575	0.000
	2004	$1.183098	$1.315921	0.000
	2003	$1.000000	$1.183098	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010	$1.317666	$1.525678	0.000
Subaccount Inception Date May 1, 2000	2009	$1.037753	$1.317666	0.000
	2008	$1.955782	$1.037753	0.000
	2007	$1.711474	$1.955782	0.000
	2006	$1.601768	$1.711474	0.000
	2005	$1.398461	$1.601768	0.000
	2004	$1.228774	$1.398461	0.000
	2003	$1.000000	$1.228774	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(6)	2010	$1.618535	$2.158000	0.000
Subaccount Inception Date May 1, 2001	2009	$1.203314	$1.618535	0.000
	2008	$2.072094	$1.203314	0.000
	2007	$1.713077	$2.072094	0.000
	2006	$1.658363	$1.713077	0.000
	2005	$1.451701	$1.658363	0.000
	2004	$1.266571	$1.451701	0.000
	2003	$1.000000	$1.266571	0.000
Transamerica AEGON Money Market VP – Initial Class(7)	2010	$1.045822	$1.027898	0.000
Subaccount Inception Date January 1, 1995	2009	$1.062768	$1.045822	0.000
	2008	$1.056145	$1.062768	0.000
	2007	$1.023273	$1.056145	0.000
	2006	$0.994099	$1.023273	0.000
	2005	$0.983100	$0.994099	0.000
	2004	$0.990402	$0.983100	0.000
	2003	$1.000000	$0.990402	0.000
Transamerica AEGON U.S. Government Securities VP – Initial Class(9)	2010	$1.193328	$1.224447	0.000
Subaccount Inception Date June 16, 1995	2009	$1.162275	$1.193328	0.000
	2008	$1.098507	$1.162275	0.000
	2007	$1.054083	$1.098507	0.000
	2006	$1.038511	$1.054083	0.000
	2005	$1.033585	$1.038511	0.000
	2004	$1.018170	$1.033585	0.000
	2003	$1.000000	$1.018170	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial	2010	$1.681793	$1.793029	0.000
Class	2009	$1.359383	$1.681793	0.000
Subaccount Inception Date January 1, 1995	2008	$2.261454	$1.359383	0.000
	2007	$1.990629	$2.261454	0.000
	2006	$1.639880	$1.990629	0.000
	2005	$1.466280	$1.639880	0.000
	2004	$1.285755	$1.466280	0.000
	2003	$1.000000	$1.285755	0.000

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$1.291416	$1.512559	0.000
Subaccount Inception Date January 1, 1995	2009	$0.903658	$1.291416	0.000
	2008	$1.587694	$0.903658	0.000
	2007	$1.478850	$1.587694	0.000
	2006	$1.363739	$1.478850	0.000
	2005	$1.268142	$1.363739	0.000
	2004	$1.144444	$1.268142	0.000
	2003	$1.000000	$1.144444	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$1.444146	$1.900508	0.000
Subaccount Inception Date May 1, 2001	2009	$0.915181	$1.444146	0.000
	2008	$1.733878	$0.915181	0.000
	2007	$1.439923	$1.733878	0.000
	2006	$1.333014	$1.439923	0.000
	2005	$1.261063	$1.333014	0.000
	2004	$1.197654	$1.261063	0.000
	2003	$1.000000	$1.197654	0.000

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Initial Class	2010	$1.311504	$1.406840	0.000
Subaccount Inception Date May 1, 2002	2009	$1.063539	$1.311504	0.000
	2008	$1.370333	$1.063539	0.000
	2007	$1.308178	$1.370333	0.000
	2006	$1.213762	$1.308178	0.000
	2005	$1.171794	$1.213762	0.000
	2004	$1.084641	$1.171794	40,883.000
	2003	$0.896108	$1.084641	0.000
	2002	$1.000000	$0.896108	100.000
Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.182285	$1.338317	0.000
Subaccount Inception Date May 1, 2002	2009	$0.924844	$1.182285	0.000
	2008	$1.555945	$0.924844	0.000
	2007	$1.466466	$1.555945	9,622.196
	2006	$1.287977	$1.466466	39,311.453
	2005	$1.165251	$1.287977	32,684.000
	2004	$1.036347	$1.165251	38,724.000
	2003	$0.804600	$1.036347	32,495.131
	2002	$1.000000	$0.804600	100.000
Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.311197	$1.425170	0.000
Subaccount Inception Date May 1, 2002	2009	$1.053395	$1.311197	0.000
	2008	$1.444964	$1.053395	0.000
	2007	$1.359333	$1.444964	31,630.893
	2006	$1.238214	$1.359333	136,777.526
	2005	$1.170234	$1.238214	83,529.000
	2004	$1.034952	$1.170234	41,496.000
	2003	$0.867636	$1.034952	0.000
	2002	$1.000000	$0.867636	100.000

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.264418	$1.403599	0.000
Subaccount Inception Date May 1, 2002	2009	$1.001893	$1.264418	0.000
	2008	$1.513286	$1.001893	71,750.028
	2007	$1.425519	$1.513286	85,063.297
	2006	$1.271629	$1.425519	161,164.112
	2005	$1.174845	$1.271629	132,153.000
	2004	$1.050773	$1.174845	332,504.000
	2003	$0.839081	$1.050773	3,283.334
	2002	$1.000000	$0.839081	100.000
Transamerica International Moderate Growth VP – Service Class	2010	$0.879106	$0.954359	0.000
Subaccount Inception Date May 1, 2006	2009	$0.690284	$0.879106	0.000
	2008	$1.100802	$0.690284	0.000
	2007	$1.000000	$1.100802	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.301266	$1.415251	0.000
Subaccount Inception Date May 1, 2000	2009	$1.159255	$1.301266	0.000
	2008	$1.780789	$1.159255	42,242.150
	2007	$1.728379	$1.780789	79,788.520
	2006	$1.501085	$1.728379	79,469.649
	2005	$1.314713	$1.501085	92,884.000
	2004	$1.128224	$1.314713	110,741.000
	2003	$0.882787	$1.128224	34,223.474
	2002	$1.044981	$0.882787	45,275.931
	2001	$1.080814	$1.044981	42,812.150
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.742145	$1.984355	0.000
Subaccount Inception Date May 1, 2002	2009	$1.326025	$1.742145	0.000
	2008	$2.337148	$1.326025	0.000
	2007	$2.544168	$2.337148	0.000
	2006	$1.815856	$2.544168	3,615.514
	2005	$1.624970	$1.815856	8,740.000
	2004	$1.242059	$1.624970	5,698.000
	2003	$0.929213	$1.242059	4,732.749
	2002	$1.000000	$0.929213	5,175.844
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$1.345531	$1.526082	0.000
Subaccount Inception Date May 2, 1997	2009	$1.054397	$1.345531	0.000
	2008	$1.709194	$1.054397	4,133.093
	2007	$1.660482	$1.709194	10,809.902
	2006	$1.462270	$1.660482	78,058.928
	2005	$1.435224	$1.462270	243,534.000
	2004	$1.312864	$1.435224	574,166.000
	2003	$1.033936	$1.312864	586,841.706
	2002	$1.392379	$1.033936	596,773.529
	2001	$1.606561	$1.392379	631,443.266
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.029587	$1.245265	0.000
Subaccount Inception Date November 19, 2009	2009	$0.985157	$1.029587	0.000
Transamerica Jennison Growth VP – Initial Class	2010	$0.853189	$0.943190	0.000
Subaccount Inception Date December 13, 1996	2009	$0.614465	$0.853189	0.000
	2008	$0.990644	$0.614465	0.000
	2007	$0.902202	$0.990644	14,151.490
	2006	$0.898512	$0.902202	74,404.749
	2005	$0.801842	$0.898512	109,558.000
	2004	$0.746188	$0.801842	154,323.000
	2003	$0.588432	$0.746188	176,980.062
	2002	$0.862821	$0.588432	192,044.741
	2001	$1.075789	$0.862821	195,738.642

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Capital Growth VP – Initial Class(2)	2010	$1.033151	$1.296542	0.000
Subaccount Inception Date May 1, 2000	2009	$0.820246	$1.033151	67,772.534
	2008	$1.309050	$0.820246	67,772.534
	2007	$1.315813	$1.309050	91,868.380
	2006	$1.127017	$1.315813	112,485.859
	2005	$1.099598	$1.127017	133,953.000
	2004	$1.023166	$1.099598	138,137.000
	2003	$0.768775	$1.023166	138,158.302
	2002	$1.036993	$0.768775	51,542.560
	2001	$1.031639	$1.036993	51,746.986
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.411341	$1.562668	0.000
Subaccount Inception Date June 21, 1999	2009	$0.973401	$1.411341	0.000
	2008	$1.321554	$0.973401	25,745.708
	2007	$1.317726	$1.321554	34,040.839
	2006	$1.206061	$1.317726	84,234.967
	2005	$1.202886	$1.206061	102,161.000
	2004	$1.112877	$1.202886	123,393.000
	2003	$0.959844	$1.112877	205,467.040
	2002	$0.954934	$0.959844	178,894.560
	2001	$0.934479	$0.954934	65,342.576
Transamerica MFS International Equity VP – Initial Class	2010	$1.070292	$1.164590	0.000
Subaccount Inception Date May 1, 2001	2009	$0.819162	$1.070292	0.000
	2008	$1.285611	$0.819162	0.000
	2007	$1.196166	$1.285611	0.000
	2006	$0.986968	$1.196166	3,029.398
	2005	$0.887981	$0.986968	0.000
	2004	$0.788649	$0.887981	1,477.000
	2003	$0.639197	$0.788649	1,487.8205
	2002	$0.832379	$0.639197	999.092
	2001	$1.000000	$0.832379	1,000.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.355748	$1.431103	0.000
Subaccount Inception Date May 1, 2002	2009	$1.186501	$1.355748	0.000
	2008	$1.239554	$1.186501	29,603.304
	2007	$1.155465	$1.239554	33,314.070
	2006	$1.125921	$1.155465	135,212.393
	2005	$1.117299	$1.125921	125,480.000
	2004	$1.085852	$1.117299	85,684.000
	2003	$1.051137	$1.085852	106,038.954
	2002	$1.000000	$1.051137	92,820.703
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$0.839620	$1.111455	0.000
Subaccount Inception Date May 1, 2000	2009	$0.614725	$0.839620	0.0000
	2008	$0.979320	$0.614725	18,972.174
	2007	$0.907388	$0.979320	36,939.887
	2006	$0.889508	$0.907388	77,541.168
	2005	$0.816617	$0.889508	117,453.000
	2004	$0.751414	$0.816617	118,312.000
	2003	$0.543474	$0.751414	123,785.556
	2002	$0.759675	$0.543474	127,664.408
	2001	$0.854538	$0.759675	88,894.568

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Equity VP – Initial Class (3)	2010	$0.552142	$0.635312	0.000
Subaccount Inception Date May 1, 2000	2009	$0.436949	$0.552142	0.000
	2008	$0.787816	$0.436949	0.000
	2007	$0.694258	$0.787816	0.000
	2006	$0.593475	$0.694258	156,903.517
	2005	$0.560767	$0.593475	309,293.000
	2004	$0.750221	$0.560767	179,177.000
	2003	$0.601160	$0.750221	0.000
	2002	$0.777811	$0.601160	998.103
	2001	$0.949871	$0.777811	999.010
Transamerica Multi-Managed Balanced VP – Initial Class(4)	2010	$1.220025	$1.491197	0.000
Subaccount Inception Date May 1, 2002	2009	$0.980965	$1.220025	0.000
	2008	$1.473732	$0.980965	0.000
	2007	$1.317444	$1.473732	0.000
	2006	$1.225959	$1.317444	0.000
	2005	$1.153085	$1.225959	0.000
	2004	$1.053487	$1.153085	0.000
	2003	$0.939281	$1.053487	0.000
	2002	$1.000000	$0.939281	100.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(5)	2010	$1.313104	$1.413194	0.000
Subaccount Inception Date May 1, 2002	2009	$1.015596	$1.313104	0.000
	2008	$1.633852	$1.015596	0.000
	2007	$1.398675	$1.633852	0.000
	2006	$1.280730	$1.398675	4,423.502
	2005	$1.251920	$1.280730	9,340.000
	2004	$1.123331	$1.251920	5,012.000
	2003	$0.922464	$1.123331	2,512.159
	2002	$1.000000	$0.922464	2,777.402
Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.722797	$0.838555	0.000
Subaccount Inception Date May 1, 2000	2009	$0.568132	$0.722797	102,307.089
	2008	$1.068609	$0.568132	121,498.692
	2007	$0.933273	$1.068609	461,421.678
	2006	$0.871749	$0.933273	1,003,887.968
	2005	$0.759605	$0.871749	398,346.000
	2004	$0.666113	$0.759605	408,335.000
	2003	$0.515473	$0.666113	254,511.478
	2002	$0.673200	$0.515473	255,531.386
	2001	$0.830010	$0.673200	248,639.622
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(6)	2010	$1.560037	$2.084101	0.000
Subaccount Inception Date May 2, 2001	2009	$1.157540	$1.560037	0.000
	2008	$1.989318	$1.157540	9,423.424
	2007	$1.641388	$1.989318	27,588.362
	2006	$1.585850	$1.641388	28,705.306
	2005	$1.385505	$1.585850	30,285.000
	2004	$1.206431	$1.385505	31,529.000
	2003	$0.933700	$1.206431	3,005.147
	2002	$1.106551	$0.933700	6,545.703
	2001	$1.000000	$1.106551	1,000.000

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON Money Market VP – Initial Class(7)	2010	$1.436968	$1.415097	0.000
Subaccount Inception Date January 1, 1995	2009	$1.457374	$1.436968	0.000
	2008	$1.445445	$1.457374	4,114.548
	2007	$1.397684	$1.445445	34,051.182
	2006	$1.355166	$1.397684	289,507.786
	2005	$1.337543	$1.355166	76,191.000
	2004	$1.344809	$1.337543	423,958.000
	2003	$1.000000	$1.344809	421,796.751
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(8)	2010	$5.296667	$6.802210	0.000
Subaccount Inception Date January 1, 1995	2009	$3.755780	$5.296667	0.000
	2008	$6.450269	$3.755780	0.000
	2007	$5.251546	$6.450269	39,952.625
	2006	$4.517208	$5.251546	109,775.447
	2005	$4.039241	$4.517208	195,167.000
	2004	$3.525694	$4.039241	254,823.000
	2003	$1.876147	$3.525694	267,854.289
	2002	$3.147350	$1.876147	296,499.187
	2001	$2.481941	$3.147350	298,122.905
Transamerica AEGON U.S. Government Securities VP – Initial Class(9)	2010	$1.762437	$1.811946	0.000
Subaccount Inception Date June 16, 1995	2009	$1.713214	$1.762437	0.000
	2008	$1.616019	$1.713214	52,430.697
	2007	$1.547592	$1.616019	75,102.063
	2006	$1.521732	$1.547592	293,195.333
	2005	$1.511541	$1.521732	438,544.000
	2004	$1.486055	$1.511541	579,358.000
	2003	$1.465892	$1.486055	816,380.283
	2002	$1.406799	$1.465892	894,347.207
	2001	$1.359434	$1.406799	424,671.372
Transamerica Morgan Stanley Active International Allocation VP – Initial	2010	$1.722687	$1.840235	0.000
Class	2009	$1.389689	$1.722687	0.000
Subaccount Inception Date January 1, 1995	2008	$2.307306	$1.389689	0.000
	2007	$2.026974	$2.307306	18,587.674
	2006	$1.666550	$2.026974	86,712.119
	2005	$1.487198	$1.666550	155,637.000
	2004	$1.301525	$1.487198	226,175.000
	2003	$0.995170	$1.301525	331,430.212
	2002	$1.217188	$0.995170	343,155.992
	2001	$1.604565	$1.217188	394,641.026
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$2.992576	$3.511899	0.000
Subaccount Inception Date January 1, 1995	2009	$2.089912	$2.992576	0.000
	2008	$3.664610	$2.089912	0.000
	2007	$3.406631	$3.664610	5,685.873
	2006	$3.135303	$3.406631	71,103.545
	2005	$2.909800	$3.135303	105,820.000
	2004	$2.620788	$2.909800	202,899.000
	2003	$2.197980	$2.620788	228,163.426
	2002	$2.669327	$2.197980	278,147.691
	2001	$2.916927	$2.669327	303,649.088

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$0.817385	$1.077792	0.000
Subaccount Inception Date May 1, 2001	2009	$0.516977	$0.817385	0.000
	2008	$0.977513	$0.516977	0.000
	2007	$0.810185	$0.977513	0.000
	2006	$0.748559	$0.810185	0.000
	2005	$0.706779	$0.748559	0.000
	2004	$0.669908	$0.706779	0.000
	2003	$0.530826	$0.669908	0.000
	2002	$0.805310	$0.530826	999.090
	2001	$1.000000	$0.805310	1,000.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.861770	$0.907557	0.000
Subaccount Inception Date May 1, 2002	2009	$0.592358	$0.861770	0.000
	2008	$1.250803	$0.592358	0.000
	2007	$1.253207	$1.250803	0.000
	2006	$1.126766	$1.253207	679.678
	2005	$1.085273	$1.126766	694.000
	2004	$0.994356	$1.085273	708.000
	2003	$0.757548	$0.994356	0.000
	2002	$1.000000	$0.757548	100.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.871300	$0.988477	0.000
Subaccount Inception Date May 1, 2002	2009	$0.732952	$0.871300	0.000
	2008	$1.297388	$0.732952	0.000
	2007	$1.179248	$1.297388	0.000
	2006	$1.129078	$1.179248	0.000
	2005	$1.055944	$1.129078	24,590.000
	2004	$1.008489	$1.055944	24,590.000
	2003	$0.792764	$1.008489	23,333.109
	2002	$1.000000	$0.792764	100.000
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.855967	$0.950792	0.000
Subaccount Inception Date May 1, 2001	2009	$0.722264	$0.855967	0.000
	2008	$1.236841	$0.722264	7,637.504
	2007	$1.197896	$1.236841	7,637.504
	2006	$1.039808	$1.197896	8,373.555
	2005	$1.009478	$1.039808	8,389.000
	2004	$0.921732	$1.009478	15,028.000
	2003	$0.708109	$0.921732	19,191.425
	2002	$0.925071	$0.708109	30,618.120
	2001	$1.000000	$0.925071	53,456.320
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$0.746965	$0.807891	0.000
Subaccount Inception Date May 1, 2001	2009	$0.553250	$0.746965	0.000
	2008	$0.933656	$0.553250	0.000
	2007	$0.834587	$0.933656	19,154.910
	2006	$0.852963	$0.834587	0.000
	2005	$0.754200	$0.852963	0.000
	2004	$0.706925	$0.754200	0.000
	2003	$0.581903	$0.706925	0.000
	2002	$0.854462	$0.581903	999.096
	2001	$1.000000	$0.854462	1,000.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.003130	$1.098884	0.000
Subaccount Inception Date May 1, 2009	2009	$0.993363	$1.003130	0.000
Transamerica Index 100 VP – Service Class	2010	$1.024147	$1.153818	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999958	$1.024147	0.000
Transamerica Index 35 VP – Service Class	2010	$0.998190	$1.075590	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999958	$0.998190	0.000

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Service Class	2010	$0.996117	$1.085798	0.000
Subaccount Inception Date May 1, 2008	2009	$0.991642	$0.996117	0.000
Transamerica Index 75 VP – Service Class	2010	$0.999308	$1.112020	0.000
Subaccount Inception Date May 1, 2008	2009	$0.988772	$0.999308	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2010	$1.109404	$1.277401	0.000
Subaccount Inception Date May 1, 2000	2009	$0.831633	$1.109404	0.000
	2008	$1.473743	$0.831633	0.000
	2007	$1.275926	$1.473743	0.000
	2006	$1.162724	$1.275926	138,255.508
	2005	$1.012189	$1.162724	141,013.000
	2004	$0.892604	$1.012189	207,607.000
	2003	$0.707070	$0.892604	220,564.467
	2002	$0.794319	$0.707070	225,339.200
	2001	$0.921627	$0.794319	298,213.600
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$1.019922	$1.154180	0.000
Subaccount Inception Date May 1, 2000	2009	$0.797426	$1.019922	0.000
	2008	$1.416129	$0.797426	0.000
	2007	$1.420132	$1.416129	127,556.563
	2006	$1.202448	$1.420132	153,827.312
	2005	$1.156611	$1.202448	194,000.000
	2004	$1.055967	$1.156611	216,125.000
	2003	$0.824682	$1.055967	379,246.635
	2002	$1.010868	$0.824682	501,488.585
	2001	$1.083236	$1.010868	501,313.980
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.701231	$0.855314	0.000
Subaccount Inception Date May 1, 2001	2009	$0.556480	$0.701231	0.000
	2008	$1.072563	$0.556480	0.000
	2007	$0.860003	$1.072563	0.000
	2006	$.0819443	$0.860003	0.000
	2005	$0.788705	$.0819443	13,049.000
	2004	$0.776712	$0.788705	20,836.000
	2003	$0.595094	$0.776712	20,864.670
	2002	$0.867001	$0.595094	9,262.178
	2001	$1.000000	$0.867001	1,000.000
Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2010	$0.622473	$0.756872	0.000
Subaccount Inception Date May 1, 2000	2009	$0.434570	$0.622473	0.000
	2008	$0.983762	$0.434570	0.000
	2007	$0.812890	$0.983762	10,694.628
	2006	$0.785264	$0.812890	51,420.936
	2005	$0.733732	$0.785264	52,368.000
	2004	$0.697106	$0.733732	52,433.000
	2003	$0.547049	$0.697106	52,506.135
	2002	$0.712295	$0.547049	49,750.455
	2001	$0.847487	$0.712295	82,395.506
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.872854	$2.371228	0.000
Subaccount Inception Date May 1, 2000	2009	$1.360897	$1.872854	0.000
	2008	$2.288481	$1.360897	0.000
	2007	$2.015076	$2.288481	25,304.544
	2006	$1.820440	$2.015076	161,824.340
	2005	$1.566373	$1.820440	213,673.000
	2004	$1.276074	$1.566373	240,877.000
	2003	$0.937298	$1.276074	315,275.186
	2002	$1.057890	$0.937298	316,407.900
	2001	$1.113532	$1.057890	329,109.539

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$1.153874	$1.435540	0.000
Subaccount Inception Date May 1, 2002	2009	$0.745622	$1.153874	0.000
	2008	$1.554448	$0.745622	0.000
	2007	$1.497211	$1.554448	3,263.674
	2006	$1.310560	$1.497211	3263.674
	2005	$1.299278	$1.310560	3,264.000
	2004	$1.159068	$1.299278	3,527.000
	2003	$0.747954	$1.159068	5,154.947
	2002	$1.000000	$0.747954	5,983.176
Franklin Income Securities Fund – Class 2	2010	$0.896617	$0.994830	0.000
Subaccount Inception Date May 1, 2007	2009	$0.671488	$0.896617	0.000
	2008	$0.969437	$0.671488	0.000
	2007	$1.000000	$0.969437	0.000
Mutual Shares Securities Fund – Class 2	2010	$0.740603	$0.810942	0.000
Subaccount Inception Date May 1, 2007	2009	$0.596665	$0.740603	0.000
	2008	$0.963492	$0.596665	0.000
	2007	$1.000000	$0.963492	0.000
Templeton Foreign Securities Fund – Class 2	2010	$0.846164	$0.903305	0.000
Subaccount Inception Date May 1, 2007	2009	$0.627021	$0.846164	0.000
	2008	$1.068021	$0.627021	0.000
	2007	$1.000000	$1.068021	0.000
Janus Aspen - Enterprise Portfolio – Service Shares	2010	$0.567737	$0.701749	0.000
Subaccount Inception Date October 9, 2000	2009	$0.399149	$0.567737	0.000
	2008	$0.722030	$0.399149	0.000
	2007	$0.602328	$0.722030	0.000
	2006	$0.539817	$0.602328	8,388.657
	2005	$0.489306	$0.539817	0.000
	2004	$0.412456	$0.489306	0.000
	2003	$0.310792	$0.412456	60,249.305
	2002	$0.439076	$0.310792	85,796.948
	2001	$0.738193	$0.439076	33,895.136
Janus Aspen - Perkins Mid Cap Value Portfolio – Service Shares	2010	$1.319144	$1.498603	0.000
Subaccount Inception Date October 9, 2000	2009	$1.007811	$1.319144	0.000
	2008	$1.419475	$1.007811	0.000
	2007	$1.345127	$1.419475	2,699.006
	2006	$1.187087	$1.345127	2,775.100
	2005	$1.095813	$1.187087	3,471.000
	2004	$0.944696	$1.095813	10,137.000
	2003	$0.679339	$0.944696	10,146.701
	2002	$0.900877	$0.679339	36,913.674
	2001	$0.998590	$0.900877	71,562.862
Janus Aspen - Worldwide Portfolio – Service Shares	2010	$0.592948	$0.674525	0.000
Subaccount Inception Date October 9, 2000	2009	$0.438223	$0.592948	0.000
	2008	$0.806356	$0.438223	0.000
	2007	$0.748812	$0.806356	118,134.496
	2006	$0.644742	$0.748812	118,332.390
	2005	$0.620178	$0.644742	139,196.000
	2004	$0.602539	$0.620178	139,208.000
	2003	$0.494711	$0.602539	203,633.664
	2002	$0.676228	$0.494711	207,743.633
	2001	$0.887518	$0.676228	264,617.810
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.051645	$1.131245	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.051645	0.000

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.349978	$1.509877	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.349978	0.000
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.417375	$1.495687	0.000
Subaccount Inception Date May 1, 2004	2009	$0.941689	$1.417375	0.000
	2008	$1.630699	$0.941689	16,396.659
	2007	$1.514759	$1.630699	26,454.447
	2006	$1.260387	$1.514759	20,445.927
	2005	$1.156226	$1.260387	0.000
	2004	$1.000000	$1.156226	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.312209	$1.595272	0.000
Subaccount Inception Date May 1, 2004	2009	$0.933357	$1.312209	0.000
	2008	$1.419152	$0.933357	0.000
	2007	$1.406752	$1.419152	0.000
	2006	$1.222610	$1.406752	0.000
	2005	$1.136777	$1.222610	44,062.000
	2004	$1.000000	$1.136777	40,636.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.320946	$1.653673	0.000
Subaccount Inception Date May 1, 2004	2009	$0.869766	$1.320946	0.000
	2008	$1.298715	$0.869766	0.000
	2007	$1.398231	$1.298715	0.000
	2006	$1.234577	$1.398231	2,734.275
	2005	$1.212243	$1.234577	45,639.000
	2004	$1.000000	$1.212243	705.000
MFS® New Discovery Series – Service Class	2010	$1.135251	$1.519723	0.000
Subaccount Inception Date May 1, 2002	2009	$0.707617	$1.135251	0.000
	2008	$1.188222	$0.707617	0.000
	2007	$1.180187	$1.188222	0.000
	2006	$1.061215	$1.180187	0.000
	2005	$1.025998	$1.061215	0.000
	2004	$0.981034	$1.025998	0.000
	2003	$0.746621	$0.981034	0.000
	2002	$1.000000	$0.746621	2,386.729
MFS® Total Return Series – Service Class	2010	$1.154449	$1.246334	0.000
Subaccount Inception Date May 1, 2002	2009	$0.995840	$1.154449	0.000
	2008	$1.301938	$0.995840	0.000
	2007	$1.272166	$1.301938	4,671.212
	2006	$1.157309	$1.272166	61,079.969
	2005	$1.145445	$1.157309	105,679.000
	2004	$1.047708	$1.145445	61,788.000
	2003	$0.917149	$1.047708	44,773.421
	2002	$1.000000	$0.917149	613.568
MTB Managed Allocation Fund – Moderate Growth II	2010	$1.061179	$1.155255	0.000
Subaccount Inception Date May 1, 2004	2009	$0.857837	$1.061179	0.000
	2008	$1.228319	$0.857837	0.000
	2007	$1.167044	$1.228319	0.000
	2006	$1.073249	$1.167044	0.000
	2005	$1.047956	$1.073249	0.000
	2004	$1.000000	$1.047956	0.000

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$1.237147	$1.325646	1,701,792.754
Subaccount Inception Date May 1, 2002	2009	$1.004849	$1.237147	1,080,285.699
	2008	$1.297074	$1.004849	356,345.213
	2007	$1.239782	$1.297074	15,750.687
	2006	$1.152354	$1.239782	15,761.702
	2005	$1.113257	$1.152354	15,774.000
	2004	$1.031961	$1.113257	98,943.000
	2003	$1.000000	$1.031961	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$1.185233	$1.339442	516,037.444
Subaccount Inception Date May 1, 2002	2009	$0.928202	$1.185233	227,260.883
	2008	$1.563178	$0.928202	29,894.454
	2007	$1.474838	$1.563178	0.000
	2006	$1.297880	$1.474838	0.000
	2005	$1.176385	$1.297880	0.000
	2004	$1.047801	$1.176385	0.000
	2003	$1.000000	$1.047801	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$1.261663	$1.369702	5,450,571.668
Subaccount Inception Date May 1, 2002	2009	$1.014235	$1.261663	3,466,137.100
	2008	$1.394203	$1.014235	2,131,072.926
	2007	$1.312981	$1.394203	1,316,890.940
	2006	$1.197677	$1.312981	825,340.444
	2005	$1.134146	$1.197677	1,228,863.000
	2004	$1.035436	$1.134146	0.000
	2003	$1.000000	$1.035436	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$1.242720	$1.376904	8,525,527.091
Subaccount Inception Date May 1, 2002	2009	$0.985945	$1.242720	6,633,600.123
	2008	$1.491253	$0.985945	4,883,318.597
	2007	$1.406666	$1.491253	2,336,684.927
	2006	$1.256844	$1.406666	1,609,348.361
	2005	$1.162203	$1.256844	114,999.000
	2004	$1.007477	$1.162203	0.000
	2003	$1.000000	$1.041976	0.000
Transamerica International Moderate Growth VP – Service Class	2010	$0.882282	$0.958753	1,480,059.719
Subaccount Inception Date May 1, 2006	2009	$0.692094	$0.882282	950,986.436
	2008	$1.102600	$0.692094	389,646.651
	2007	$1.031107	$1.102600	94,551.850
	2006	$1.000000	$1.031107	39,601.397
Transamerica BlackRock Large Cap Value VP – Service Class	2010	$1.238030	$1.344212	379,987.629
Subaccount Inception Date May 1, 2000	2009	$1.104513	$1.238030	67,413.183
	2008	$1.699516	$1.104513	39,953.762
	2007	$1.652436	$1.699516	68,353.600
	2006	$1.437423	$1.652436	70,869.162
	2005	$1.259988	$1.437423	19,483.000
	2004	$1.083322	$1.259988	0.000
	2003	$1.000000	$1.083322	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.203581	$1.301078	3,647,442.894
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.203581	444,979.141
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.207351	$1.323908	1,283,916.298
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.207351	225,934.181
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.009379	$1.028544	282,618.762
Subaccount Inception Date November 19, 2009	2009	$0.990718	$1.009379	4,980.309

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.983667	$0.910518	173,045.698
Subaccount Inception Date November 19, 2009	2009	$0.995073	$0.983667	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.006537	$1.045609	158,208.934
Subaccount Inception Date November 19, 2009	2009	$0.988972	$1.006537	1,490.258
Transamerica Foxhall Global Commodities & Hard Assets VP – Service Class(1)	2010	$0.985894	$1.001949	276,338.773
Subaccount Inception Date November 19, 2009	2009	$0.986576	$0.985894	9,688.428
Transamerica Hanlon Balanced VP – Service Class	2010	$1.020733	$0.971311	426,111.042
Subaccount Inception Date November 19, 2009	2009	$0.998164	$1.020733	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.022483	$0.986536	266,782.104
Subaccount Inception Date November 19, 2009	2009	$0.997270	$1.022483	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.021402	$0.999711	198,336.620
Subaccount Inception Date November 19, 2009	2009	$0.996402	$1.021402	0.000
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.003739	$0.990562	1,096,589.753
Subaccount Inception Date November 19, 2009	2009	$0.999961	$1.003739	2,490.687
Transamerica Clarion Global Real Estate Securities VP – Service Class	2010	$1.494522	$1.698562	279,340.789
Subaccount Inception Date May 1, 2002	2009	$1.139947	$1.494522	128,093.284
	2008	$2.011267	$1.139947	72,663.786
	2007	$2.192002	$2.011267	117,246.778
	2006	$1.566920	$2.192002	121,511.890
	2005	$1.404441	$1.566920	122,986.000
	2004	$1.075386	$1.404441	0.000
	2003	$1.000000	$1.075386	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2010	$1.074129	$1.216044	41,868.222
Subaccount Inception Date May 2, 1997	2009	$0.842671	$1.074129	0.000
	2008	$1.368371	$0.842671	0.000
	2007	$1.331057	$1.368371	0.000
	2006	$1.174551	$1.331057	0.000
	2005	$1.154615	$1.174551	0.000
	2004	$1.058113	$1.154615	0.000
	2003	$1.000000	$1.058113	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.029707	$1.246623	19,155.821
Subaccount Inception Date November 19, 2009	2009	$0.985159	$1.029707	1,942.300
Transamerica Jennison Growth VP – Service Class	2010	$1.167968	$1.289142	203,116.475
Subaccount Inception Date December 13, 1996	2009	$0.842210	$1.167968	32,731.194
	2008	$1.358638	$0.842210	0.000
	2007	$1.238743	$1.358638	0.000
	2006	$1.236880	$1.238743	0.000
	2005	$1.105316	$1.236880	0.000
	2004	$1.030039	$1.105316	0.000
	2003	$1.000000	$1.030039	0.000
Transamerica Morgan Stanley Capital Growth VP – Service Class(2)	2010	$1.055408	$1.322118	79,872.794
Subaccount Inception Date May 1, 2000	2009	$0.839340	$1.055408	53,896.455
	2008	$1.341885	$0.839340	33,675.245
	2007	$1.351122	$1.341885	0.000
	2006	$1.158708	$1.351122	0.000
	2005	$1.132370	$1.158708	0.000
	2004	$1.054984	$1.132370	0.000
	2003	$1.000000	$1.054984	0.000

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Service Class	2010	$1.296588	$1.433577	200,120.103
Subaccount Inception Date June 21, 1999	2009	$0.895692	$1.296588	104,999.696
	2008	$1.219169	$0.895692	25,685.242
	2007	$1.215935	$1.219169	29,406.325
	2006	$1.115140	$1.215935	26,425.753
	2005	$1.114504	$1.115140	16,272.000
	2004	$1.032571	$1.114504	0.000
	2003	$1.000000	$1.032571	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.562527	$0.406096	101,066.151
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.562527	22,378.551
Transamerica MFS International Equity VP – Service Class	2010	$1.433854	$1.559026	120,386.387
Subaccount Inception Date May 1, 2001	2009	$1.100031	$1.433854	36,451.188
	2008	$1.731400	$1.100031	1,547.277
	2007	$1.613538	$1.731400	865.304
	2006	$1.331666	$1.613538	0.000
	2005	$1.201664	$1.331666	0.000
	2004	$1.067260	$1.201664	0.000
	2003	$1.000000	$1.067260	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.254615	$1.322457	2,798,387.131
Subaccount Inception Date May 1, 2002	2009	$1.099610	$1.254615	516,654.727
	2008	$1.150981	$1.099610	93,184.599
	2007	$1.073277	$1.150981	78,134.294
	2006	$1.047948	$1.073277	57,208.730
	2005	$1.041918	$1.047948	157,783.000
	2004	$1.014282	$1.041918	0.000
	2003	$1.000000	$1.014282	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2010	$1.125237	$1.486941	141,689.768
Subaccount Inception Date May 1, 2000	2009	$0.825244	$1.125237	49,865.209
	2008	$1.316532	$0.825244	38,061.119
	2007	$1.222358	$1.316532	36,616.139
	2006	$1.199958	$1.222358	20,658.185
	2005	$1.102654	$1.199958	15,014.000
	2004	$1.015907	$1.102654	0.000
	2003	$1.000000	$1.015907	0.000
Transamerica WMC Diversified Equity VP – Service Class(3)	2010	$1.058478	$1.215991	20,745.343
Subaccount Inception Date May 1, 2000	2009	$0.839934	$1.058478	65,418.407
	2008	$1.516693	$0.839934	48,154.799
	2007	$1.338314	$1.516693	56,466.172
	2006	$1.146211	$1.338314	60,339.534
	2005	$1.084389	$1.146211	47,424.945
	2004	$1.061116	$1.084389	0.000
	2003	$1.000000	$1.061116	0.000
Transamerica Efficient Markets VP – Service Class	2010	$1.204646	$1.334409	500,265.362
Subaccount Inception Date November 10, 2008	2009	$1.036913	$1.204646	61,335.737
	2008	$1.000000	$1.036913	0.000
Transamerica Multi-Managed Balanced VP – Service Class(4)	2010	$1.184420	$1.446345	482,772.366
Subaccount Inception Date May 1, 2002	2009	$0.954116	$1.184420	17,073.865
	2008	$1.435639	$0.954116	0.000
	2007	$1.284730	$1.435639	0.000
	2006	$1.198546	$1.284730	0.000
	2005	$1.128013	$1.198546	0.000
	2004	$1.032150	$1.128013	0.000
	2003	$1.000000	$1.032150	0.000

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(5)	2010	$1.184730	$1.274662	201,577.460
Subaccount Inception Date May 1, 2002	2009	$0.916333	$1.184730	24,318.848
	2008	$1.475629	$0.916333	11,276.036
	2007	$1.265673	$1.475629	10,894.007
	2006	$1.160386	$1.265673	13,152.414
	2005	$1.136901	$1.160386	0.000
	2004	$1.020793	$1.136901	0.000
	2003	$1.000000	$1.020793	0.000
Transamerica WMC Diversified Growth VP – Service Class	2010	$1.119511	$1.296434	54,911.340
Subaccount Inception Date May 1, 2000	2009	$0.881127	$1.119511	39,651.476
	2008	$1.660874	$0.881127	34,995.182
	2007	$1.452108	$1.660874	45,765.008
	2006	$1.359175	$1.452108	46,620.980
	2005	$1.185805	$1.359175	34,977.000
	2004	$1.040517	$1.185805	0.000
	2003	$1.000000	$1.040517	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Service Class(6)	2010	$1.327963	$1.770863	24,401.807
Subaccount Inception Date May 2, 2001	2009	$0.986838	$1.327963	0.000
	2008	$1.698843	$0.986838	0.000
	2007	$1.404303	$1.698843	0.000
	2006	$1.358095	$1.404303	0.000
	2005	$1.188415	$1.358095	0.000
	2004	$1.034855	$1.188415	0.000
	2003	$1.000000	$1.034855	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.058783	$1.043731	832,940.721
Subaccount Inception Date January 1, 1995	2009	$1.074033	$1.058783	327,115.752
	2008	$1.066572	$1.074033	13,012.760
	2007	$1.033025	$1.066572	20,483.786
	2006	$1.003109	$1.033025	0.000
	2005	$0.991554	$1.003109	30,159.000
	2004	$0.998441	$0.991554	0.000
	2003	$1.000000	$0.998441	0.000
Transamerica Systematic Small/Mid Cap Value VP – Service Class(8)	2010	$0.932162	$1.194966	285,899.924
Subaccount Inception Date January 1, 1995	2009	$0.661780	$0.932162	120,005.855
	2008	$1.000000	$0.661780	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(9)	2010	$1.186736	$1.219176	2,837,726.566
Subaccount Inception Date June 16, 1995	2009	$1.155450	$1.186736	1,364,255.389
	2008	$1.091334	$1.155450	317,739.222
	2007	$1.046724	$1.091334	70,274.870
	2006	$1.030345	$1.046724	67,568.755
	2005	$1.02934	$1.030345	66,132.000
	2004	$1.010507	$1.02934	0.000
	2003	$1.000000	$1.010507	0.000
Transamerica Index 35 VP – Service Class	2010	$0.998308	$1.076773	1,095,430.741
Subaccount Inception Date November 19, 2009	2009	$0.999961	$0.998308	0.000
Transamerica Index 50 VP – Service Class	2010	$0.939686	$1.025296	3,060,672.033
Subaccount Inception Date May 1, 2008	2009	$0.818076	$0.939686	1,829,730.460
	2008	$1.000000	$0.818076	18,350.147
Transamerica Index 75 VP – Service Class	2010	$0.876656	$0.976511	4,277,333.889
Subaccount Inception Date May 1, 2008	2009	$0.722004	$0.876656	2,158,974.156
	2008	$1.000000	$0.722004	250,381.493

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 100 VP – Service Class	2010	$1.024265	$1.155086	309,036.067
Subaccount Inception Date November 19, 2009	2009	$0.999961	$1.024265	0.000
Transamerica Morgan Stanley Active International Allocation VP – Service Class	2010	$1.441191	$1.537123	69,221.839
Subaccount Inception Date January 1, 1995	2009	$1.163377	$1.441191	26,916.728
	2008	$1.936438	$1.163377	4,638.080
	2007	$1.704347	$1.936438	3,665.816
	2006	$1.403570	$1.704347	0.000
	2005	$1.253278	$1.403570	0.000
	2004	$1.098810	$1.253278	0.000
	2003	$1.000000	$1.098810	0.000
Transamerica Multi Managed Large Cap Core VP – Service Class	2010	$1.177591	$1.379847	67,682.263
Subaccount Inception Date January 1, 1995	2009	$0.823424	$1.177591	50,039.321
	2008	$1.445474	$0.823424	0.000
	2007	$1.346150	$1.445474	0.000
	2006	$1.240764	$1.346150	0.000
	2005	$1.153477	$1.240764	0.000
	2004	$1.039962	$1.153477	0.000
	2003	$1.000000	$1.039962	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	2010	$1.199677	$1.579638	110,730.135
Subaccount Inception Date May 1, 2001	2009	$0.760101	$1.199677	20,830.417
	2008	$1.439801	$0.760101	0.000
	2007	$1.195039	$1.439801	0.000
	2006	$1.106231	$1.195039	0.000
	2005	$1.045763	$1.106231	0.000
	2004	$0.992347	$1.045763	0.000
	2003	$1.000000	$0.992347	0.000
PAM Transamerica AEGON U.S. Government Securities VP – Service	2010	$1.157997	$1.189654	174,002.939
Class(9)	2009	$1.155450	$1.157997	453,177.032
Subaccount Inception Date June 16, 1995	2008	$1.091334	$1.127470	545,258.509
	2007	$1.046724	$1.091334	0.000
	2006	$1.030345	$1.046724	0.000
	2005	$1.000000	$1.030345	0.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$1.101749	$1.161433	104,380.287
Subaccount Inception Date May 1, 2002	2009	$0.756559	$1.101749	53,898.815
	2008	$1.595930	$0.756559	0.000
	2007	$1.597416	$1.595930	0.000
	2006	$1.434839	$1.597416	0.000
	2005	$1.380643	$1.434839	0.000
	2004	$1.263748	$1.380643	0.000
	2003	$1.000000	$1.263748	0.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$1.054446	$1.197437	15,529.634
Subaccount Inception Date May 1, 2002	2009	$0.886141	$1.054446	1,896.731
	2008	$1.567009	$0.886141	0.000
	2007	$1.422908	$1.567009	0.000
	2006	$1.361037	$1.422908	0.000
	2005	$1.271625	$1.361037	0.000
	2004	$1.213285	$1.271625	0.000
	2003	$1.000000	$1.213285	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.240305	$1.345822	346,802.699
Subaccount Inception Date November 10, 2008	2009	$1.013062	$1.240305	147,735.021
	2008	$1.000000	$1.013062	0.000

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2010	$1.146853	$1.275161	177,874.407
Subaccount Inception Date May 1, 2001	2009	$0.966759	$1.146853	12,638.370
	2008	$1.653875	$0.966759	2,335.486
	2007	$1.600216	$1.653875	0.000
	2006	$1.387668	$1.600216	0.000
	2005	$1.345874	$1.387668	0.000
	2004	$1.227677	$1.345874	0.000
	2003	$1.000000	$1.227677	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$1.215859	$1.316313	30,979.338
Subaccount Inception Date May 1, 2001	2009	$0.899657	$1.215859	4,360.324
	2008	$1.516745	$0.899657	4,854.019
	2007	$1.354463	$1.516745	5,315.538
	2006	$1.382915	$1.354463	5,347.653
	2005	$1.221595	$1.382915	5,382.000
	2004	$1.143893	$1.221595	0.000
	2003	$1.000000	$1.143893	0.000
American Funds - Bond Fund – Class 2	2010	$0.993932	$1.039793	212,570.068
Subaccount Inception Date November 19, 2009	2009	$1.000904	$0.993932	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.008224	$1.114815	178,579.372
Subaccount Inception Date November 19, 2009	2009	$0.989783	$1.008224	0.000
American Funds - Growth Fund – Class 2	2010	$1.003076	$1.169997	129,515.630
Subaccount Inception Date November 19, 2009	2009	$0.986486	$1.003076	0.000
American Funds - Growth-Income Fund – Class 2	2010	$1.008472	$1.104396	53,837.369
Subaccount Inception Date November 19, 2009	2009	$0.986807	$1.008472	698.881
American Funds - International Fund – Class 2	2010	$0.980587	$1.033439	57,788.487
Subaccount Inception Date November 19, 2009	2009	$0.982917	$0.980587	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.907833	$1.053762	1,080,812.398
Subaccount Inception Date May 1, 2008	2009	$0.665828	$0.907833	455,033.368
	2008	$1.000000	$0.665828	119,687.037
Fidelity VIP Contrafund® Portfolio – Service Class 2	2010	$1.560651	$1.798753	626,301.589
Subaccount Inception Date May 1, 2000	2009	$1.168752	$1.560651	239,835.650
	2008	$2.069101	$1.168752	92,529.645
	2007	$1.789616	$2.069101	84,778.329
	2006	$1.629248	$1.789616	78,390.288
	2005	$1.416928	$1.629248	26,744.000
	2004	$1.248297	$1.416928	0.000
	2003	$1.000000	$1.248297	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$1.192940	$1.351310	95,304.561
Subaccount Inception Date May 1, 2000	2009	$0.931789	$1.192940	31,070.941
	2008	$1.653097	$0.931789	15,688.416
	2007	$1.656126	$1.653097	20,928.168
	2006	$1.400882	$1.656126	18,870.347
	2005	$1.346148	$1.400882	18,951.000
	2004	$1.227795	$1.346148	0.000
	2003	$1.000000	$1.227795	0.000

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2010	$1.129710	$1.379303	183,757.592
Subaccount Inception Date May 1, 2001	2009	$0.895630	$1.129710	818.830
	2008	$1.724520	$0.895630	0.000
	2007	$1.381385	$1.724520	0.000
	2006	$1.314937	$1.381385	0.000
	2005	$1.264366	$1.314937	0.000
	2004	$1.243903	$1.264366	0.000
	2003	$1.000000	$1.243903	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$2.003788	$2.539503	190,759.057
Subaccount Inception Date May 1, 2000	2009	$1.454600	$2.003788	102,125.618
	2008	$2.443629	$1.454600	73,054.441
	2007	$2.149548	$2.443629	112,201.893
	2006	$1.940013	$2.149548	110,244.151
	2005	$1.667617	$1.940013	104,343.000
	2004	$1.357215	$1.667617	0.000
	2003	$1.000000	$1.357215	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$1.457050	$1.814524	135,014.422
Subaccount Inception Date May 1, 2002	2009	$0.940602	$1.457050	44,241.513
	2008	$1.959005	$0.940602	2,600.574
	2007	$1.884997	$1.959005	291.389
	2006	$1.648377	$1.884997	0.000
	2005	$1.632589	$1.648377	0.000
	2004	$1.454966	$1.632589	0.000
	2003	$1.000000	$1.454966	0.000
Franklin Income Securities Fund – Class 2	2010	$0.898983	$0.998448	263,222.614
Subaccount Inception Date May 1, 2007	2009	$0.672599	$0.898983	134,985.423
	2008	$0.970071	$0.672599	6,831.997
	2007	$1.000000	$0.970071	0.000
Mutual Shares Securities Fund – Class 2	2010	$0.742571	$0.813902	86,225.652
Subaccount Inception Date May 1, 2007	2009	$0.597651	$0.742571	17,858.237
	2008	$0.964127	$0.597651	1,425.320
	2007	$1.000000	$0.964127	0.000
Templeton Foreign Securities Fund – Class 2	2010	$0.848389	$0.906567	444,903.009
Subaccount Inception Date May 1, 2007	2009	$0.628047	$0.848389	182,213.043
	2008	$1.068720	$0.628047	0.000
	2007	$1.000000	$1.068720	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.267843	$1.375669	811,276.096
Subaccount Inception Date November 10, 2008	2009	$0.990377	$1.267843	179,482.506
	2008	$1.000000	$0.990377	0.000
GE Investments Total Return Fund – Class 3	2010	$1.003860	$1.080068	45,859.450
Subaccount Inception Date November 19, 2009	2009	$0.988815	$1.003860	0.000
Janus Aspen - Enterprise Portfolio – Service Shares	2010	$1.791023	$2.215967	23,093.978
Subaccount Inception Date October 9, 2000	2009	$1.257925	$1.791023	16,886.479
	2008	$2.273237	$1.257925	2,680.294
	2007	$1.894482	$2.273237	682.899
	2006	$1.696195	$1.894482	0.000
	2005	$1.535975	$1.696195	0.000
	2004	$1.293468	$1.535975	0.000
	2003	$1.000000	$1.293468	0.000

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen - Worldwide Portfolio – Service Shares	2010	$1.170588	$1.332943	69,339.595
Subaccount Inception Date October 9, 2000	2009	$0.864280	$1.170588	26,740.530
	2008	$1.588758	$0.864280	0.000
	2007	$1.473912	$1.588758	0.000
	2006	$1.267822	$1.473912	0.000
	2005	$1.218338	$1.267822	0.000
	2004	$1.182507	$1.218338	0.000
	2003	$1.000000	$1.182507	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.052352	$1.133120	194,600.508
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.052352	75,566.825
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.418329	$1.498177	60,723.923
Subaccount Inception Date May 1, 2004	2009	$0.946018	$1.418329	37,251.288
	2008	$1.636575	$0.946018	29,719.179
	2007	$1.518702	$1.636575	50,351.441
	2006	$1.262430	$1.518702	52,632.408
	2005	$1.156977	$1.262430	3,672.000
	2004	$1.000000	$1.156977	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.313110	$1.597930	4,766.484
Subaccount Inception Date May 1, 2004	2009	$0.937640	$1.313110	12,449.500
	2008	$1.424265	$0.937640	13,969.316
	2007	$1.410431	$1.424265	13,969.316
	2006	$1.224602	$1.410431	13,969.316
	2005	$1.137516	$1.224602	13,969.000
	2004	$1.000000	$1.137516	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.321827	$1.656393	0.000
Subaccount Inception Date May 1, 2004	2009	$0.873768	$1.321827	0.000
	2008	$1.303396	$0.873768	4,724.839
	2007	$1.401888	$1.303396	4,769.365
	2006	$1.236592	$1.401888	4,798.178
	2005	$1.213026	$1.236592	4,829.000
	2004	$1.000000	$1.213026	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.350887	$1.512371	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.350887	0.000
MFS® New Discovery Series – Service Class	2010	$1.495834	$2.004412	186,076.195
Subaccount Inception Date May 1, 2002	2009	$0.931440	$1.495834	78,692.731
	2008	$1.562511	$0.931440	993.610
	2007	$1.550399	$1.562511	550.210
	2006	$1.392739	$1.550399	0.000
	2005	$1.345201	$1.392739	0.000
	2004	$1.284975	$1.345201	0.000
	2003	$1.000000	$1.284975	0.000
MFS® Total Return Series – Service Class	2010	$1.242603	$1.342836	219,357.060
Subaccount Inception Date May 1, 2002	2009	$1.070813	$1.242603	96,424.728
	2008	$1.398569	$1.070813	47,008.665
	2007	$1.365232	$1.398569	69,342.161
	2006	$1.240761	$1.365232	71,003.662
	2005	$1.226834	$1.240761	139,078.000
	2004	$1.121046	$1.226834	0.000
	2003	$1.000000	$1.121046	0.000

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2010	$1.067097	$1.162847	40,441.231
Subaccount Inception Date May 1, 2004	2009	$0.861770	$1.067097	50,472.866
	2008	$1.232747	$0.861770	55,404.898
	2007	$1.170097	$1.232747	44,694.855
	2006	$1.074994	$1.170097	45,956.356
	2005	$1.048637	$1.074994	47,347.000
	2004	$1.000000	$1.048637	0.000
Transamerica Asset Allocation - Conservative VP – Initial Class	2010	$1.436553	$1.542507	0.000
Subaccount Inception Date May 1, 2002	2009	$1.163811	$1.436553	0.000
	2008	$1.498046	$1.163811	0.000
	2007	$1.428670	$1.498046	0.000
	2006	$1.324236	$1.428670	0.000
	2005	$1.277188	$1.324236	0.000
	2004	$1.181024	$1.277188	0.000
	2003	$1.000000	$1.181024	0.000
Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.419552	$1.608482	0.000
Subaccount Inception Date May 1, 2002	2009	$1.109349	$1.419552	0.000
	2008	$1.864491	$1.109349	0.000
	2007	$1.755524	$1.864491	0.000
	2006	$1.540334	$1.755524	0.000
	2005	$1.392203	$1.540334	0.000
	2004	$1.236971	$1.392203	0.000
	2003	$1.000000	$1.236971	0.000
Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.475578	$1.605420	0.000
Subaccount Inception Date May 1, 2002	2009	$1.184290	$1.475578	0.000
	2008	$1.622914	$1.184290	0.000
	2007	$1.525227	$1.622914	0.000
	2006	$1.387971	$1.525227	0.000
	2005	$1.310482	$1.387971	0.000
	2004	$1.193541	$1.310482	0.000
	2003	$1.000000	$1.193541	0.000
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.466475	$1.629511	0.000
Subaccount Inception Date May 1, 2002	2009	$1.160855	$1.466475	0.000
	2008	$1.751641	$1.160855	0.000
	2007	$1.648407	$1.751641	0.000
	2006	$1.469013	$1.648407	0.000
	2005	$1.355878	$1.469013	0.000
	2004	$1.211497	$1.355878	0.000
	2003	$1.000000	$1.211497	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.400690	$1.524892	0.000
Subaccount Inception Date May 1, 2000	2009	$1.246594	$1.400690	0.000
	2008	$1.913059	$1.246594	0.000
	2007	$1.854921	$1.913059	0.000
	2006	$1.609415	$1.854921	0.000
	2005	$1.408205	$1.609415	0.000
	2004	$1.207266	$1.408205	0.000
	2003	$1.000000	$1.207266	0.000

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.924245	$2.193932	0.000
Subaccount Inception Date May 1, 2002	2009	$1.463179	$1.924245	0.000
	2008	$2.576331	$1.463179	0.000
	2007	$2.801761	$2.576331	0.000
	2006	$1.997737	$2.801761	0.000
	2005	$1.785976	$1.997737	0.000
	2004	$1.363776	$1.785976	0.000
	2003	$1.000000	$1.363776	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$1.244697	$1.413111	0.000
Subaccount Inception Date May 2, 1997	2009	$0.974413	$1.244697	0.000
	2008	$1.577968	$0.974413	0.000
	2007	$1.531486	$1.577968	0.000
	2006	$1.347338	$1.531486	0.000
	2005	$1.321125	$1.347338	0.000
	2004	$1.207295	$1.321125	0.000
	2003	$1.000000	$1.207295	0.000
Transamerica Jennison Growth VP – Initial Class	2010	$1.385389	$1.533045	0.000
Subaccount Inception Date December 13, 1996	2009	$0.996766	$1.385389	0.000
	2008	$1.605387	$0.996766	0.000
	2007	$1.460612	$1.605387	0.000
	2006	$1.453217	$1.460612	0.000
	2005	$1.295599	$1.453217	0.000
	2004	$1.204482	$1.295599	0.000
	2003	$1.000000	$1.204482	0.000
Transamerica Morgan Stanley Capital Growth VP – Initial Class(2)	2010	$1.266415	$1.590819	0.000
Subaccount Inception Date May 1, 2000	2009	$1.004441	$1.266415	0.000
	2008	$1.601438	$1.004441	0.000
	2007	$1.608121	$1.601438	0.000
	2006	$1.376026	$1.608121	0.000
	2005	$1.341240	$1.376026	0.000
	2004	$1.246778	$1.341240	0.000
	2003	$1.000000	$1.246778	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.459830	$1.617947	0.000
Subaccount Inception Date June 21, 1999	2009	$1.005852	$1.459830	0.000
	2008	$1.364274	$1.005852	0.000
	2007	$1.358978	$1.364274	0.000
	2006	$1.242598	$1.358978	0.000
	2005	$1.238110	$1.242598	0.000
	2004	$1.144331	$1.238110	0.000
	2003	$1.000000	$1.144331	0.000
Transamerica MFS International Equity VP – Initial Class	2010	$1.648442	$1.795452	0.000
Subaccount Inception Date May 1, 2001	2009	$1.260400	$1.648442	0.000
	2008	$1.976160	$1.260400	0.000
	2007	$1.836855	$1.976160	0.000
	2006	$1.514127	$1.836855	0.000
	2005	$1.360930	$1.514127	0.000
	2004	$1.207518	$1.360930	0.000
	2003	$1.000000	$1.207518	0.000

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.801837	$1.375555	0.000
Subaccount Inception Date May 1, 2002	2009	$1.138195	$1.801837	0.000
	2008	$1.187911	$1.138195	0.000
	2007	$1.106232	$1.187911	0.000
	2006	$1.076893	$1.106232	0.000
	2005	$1.067601	$1.076893	0.000
	2004	$1.036530	$1.067601	0.000
	2003	$1.000000	$1.036530	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$1.505427	$1.994769	0.000
Subaccount Inception Date May 1, 2000	2009	$1.101102	$1.505427	0.000
	2008	$1.752433	$1.101102	0.000
	2007	$1.622101	$1.752433	0.000
	2006	$1.588575	$1.622101	0.000
	2005	$1.456967	$1.588575	0.000
	2004	$1.339310	$1.456967	0.000
	2003	$1.000000	$1.339310	0.000
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.263955	$1.455791	0.000
Subaccount Inception Date May 1, 2000	2009	$0.999272	$1.263955	0.000
	2008	$1.799904	$0.999272	0.000
	2007	$1.584560	$1.799904	0.000
	2006	$1.353204	$1.584560	0.000
	2005	$1.277369	$1.353204	0.000
	2004	$1.183932	$1.277369	0.000
	2003	$1.000000	$1.183932	0.000
Transamerica Multi-Managed Balanced VP – Initial Class(4)	2010	$1.285547	$1.572824	0.000
Subaccount Inception Date May 1, 2002	2009	$1.032635	$1.285547	0.000
	2008	$1.549833	$1.032635	0.000
	2007	$1.384106	$1.549833	0.000
	2006	$1.286707	$1.384106	0.000
	2005	$1.209028	$1.286707	0.000
	2004	$1.103501	$1.209028	0.000
	2003	$1.000000	$1.103501	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(5)	2010	$1.395168	$1.502986	0.000
Subaccount Inception Date May 1, 2002	2009	$1.078005	$1.395168	0.000
	2008	$1.732544	$1.078005	0.000
	2007	$1.481679	$1.732544	0.000
	2006	$1.355393	$1.481679	0.000
	2005	$1.323592	$1.355393	0.000
	2004	$1.186477	$1.323592	0.000
	2003	$1.000000	$1.186477	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010	$1.345104	$1.562048	0.000
Subaccount Inception Date May 1, 2000	2009	$1.056237	$1.345104	0.000
	2008	$1.984699	$1.056237	0.000
	2007	$1.731634	$1.984699	0.000
	2006	$1.615864	$1.731634	0.000
	2005	$1.406617	$1.615864	0.000
	2004	$1.232280	$1.406617	0.000
	2003	$1.000000	$1.232280	0.000

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(6)	2010	$1.652192	$2.209380	0.000
Subaccount Inception Date May 2, 2001	2009	$1.224712	$1.652192	0.000
	2008	$2.102681	$1.224712	0.000
	2007	$1.733209	$2.102681	0.000
	2006	$1.672925	$1.733209	0.000
	2005	$1.460142	$1.672925	0.000
	2004	$1.270172	$1.460142	0.000
	2003	$1.000000	$1.270172	0.000
Transamerica AEGON Money Market VP – Initial Class(7)	2010	$1.067619	$1.052391	0.000
Subaccount Inception Date January 1, 1995	2009	$1.081681	$1.067619	0.000
	2008	$1.071763	$1.081681	0.000
	2007	$1.035327	$1.071763	0.000
	2006	$1.002846	$1.035327	0.000
	2005	$0.988833	$1.002846	0.000
	2004	$0.993229	$0.988833	0.000
	2003	$1.000000	$0.993229	0.000
Transamerica AEGON U.S. Government Securities VP – Initial Class(9)	2010	$1.218154	$1.253620	0.000
Subaccount Inception Date June 16, 1995	2009	$1.182977	$1.218154	0.000
	2008	$1.114773	$1.182977	0.000
	2007	$1.066512	$1.114773	0.000
	2006	$1.047667	$1.066512	0.000
	2005	$1.039627	$1.047667	0.000
	2004	$1.021076	$1.039627	0.000
	2003	$1.000000	$1.021076	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial	2010	$1.716770	$1.835737	0.000
Class	2009	$1.383558	$1.716770	0.000
Subaccount Inception Date January 1, 1995	2008	$2.294843	$1.383558	0.000
	2007	$2.014033	$2.294843	0.000
	2006	$1.654282	$2.014033	0.000
	2005	$1.474810	$1.654282	0.000
	2004	$1.289411	$1.474810	0.000
	2003	$1.000000	$1.289411	0.000
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$1.318295	$1.548604	0.000
Subaccount Inception Date January 1, 1995	2009	$0.919744	$1.318295	0.000
	2008	$1.611151	$0.919744	0.000
	2007	$1.496248	$1.611151	0.000
	2006	$1.375719	$1.496248	0.000
	2005	$1.275522	$1.375719	0.000
	2004	$1.147704	$1.275522	0.000
	2003	$1.000000	$1.147704	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$1.474140	$1.945703	0.000
Subaccount Inception Date May 1, 2001	2009	$0.931445	$1.474140	0.000
	2008	$1.759460	$0.931445	0.000
	2007	$1.456838	$1.759460	0.000
	2006	$1.344709	$1.456838	0.000
	2005	$1.268412	$1.344709	0.000
	2004	$1.201064	$1.268412	0.000
	2003	$1.000000	$1.201064	0.000

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Initial Class	2010	$1.326496	$1.425031	130,758.722
Subaccount Inception Date May 1, 2002	2009	$1.074117	$1.326496	137,937.370
	2008	$1.381913	$1.074117	144,771.990
	2007	$1.317265	$1.381913	74,203.464
	2006	$1.220383	$1.317265	77,035.664
	2005	$1.176448	$1.220383	77,064.000
	2004	$1.087333	$1.176448	164,184.000
	2003	$0.896994	$1.087333	199,459.420
	2002	$1.000000	$0.896994	100.000
Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.195798	$1.355615	31,855.243
Subaccount Inception Date May 1, 2002	2009	$0.934025	$1.195798	31,931.991
	2008	$1.569060	$0.934025	23,922.067
	2007	$1.476629	$1.569060	46,459.342
	2006	$1.294993	$1.476629	11,520.090
	2005	$1.169884	$1.294993	11,520.000
	2004	$1.248932	$1.169884	11,502.000
	2003	$0.805402	$1.248932	11,501.972
	2002	$1.000000	$0.805402	82,601.961
Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.326130	$1.443528	857,598.433
Subaccount Inception Date May 1, 2002	2009	$1.063828	$1.326130	748,053.997
	2008	$1.457116	$1.063828	860,211.123
	2007	$1.368733	$1.457116	672,159.819
	2006	$1.244946	$1.368733	621,812.202
	2005	$1.174865	$1.244946	530,718.000
	2004	$1.180666	$1.174865	244,147.000
	2003	$0.868490	$1.180666	87,913.869
	2002	$1.000000	$0.868490	100.000
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.278814	$1.421687	145,073.674
Subaccount Inception Date May 1, 2002	2009	$1.011811	$1.278814	221,107.282
	2008	$1.526006	$1.011811	328,672.748
	2007	$1.435364	$1.526006	341,564.437
	2006	$1.278529	$1.435364	339,616.224
	2005	$1.179485	$1.278529	371,782.000
	2004	$1.053363	$1.179485	198,575.000
	2003	$0.839908	$1.053363	27,157.818
	2002	$1.000000	$0.839908	24,142.564
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.320019	$1.437773	2,696,780.969
Subaccount Inception Date May 1, 2000	2009	$1.174217	$1.320019	1,263,836.701
	2008	$1.801104	$1.174217	48,720.356
	2007	$1.745501	$1.801104	186,577.302
	2006	$1.513729	$1.745501	119,892.251
	2005	$1.323836	$1.513729	97,289.000
	2004	$1.134367	$1.323836	62,617.000
	2003	$0.886287	$1.134367	124,141.437
	2002	$1.047563	$0.886287	123,900.004
	2001	$1.081878	$1.047563	132,519.936

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.762024	$2.009964	7,679.242
Subaccount Inception Date May 1, 2002	2009	$1.339169	$1.762024	10,371.015
	2008	$2.356813	$1.339169	9,866.312
	2007	$2.561764	$2.356813	20,448.757
	2006	$1.825716	$2.561764	79,080.487
	2005	$1.631387	$1.825716	75,316.000
	2004	$1.245119	$1.631387	76,990.000
	2003	$0.930127	$1.245119	23,496.127
	2002	$1.000000	$0.930127	10,792.126
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$1.370867	$1.557120	374,509.051
Subaccount Inception Date May 2, 1997	2009	$1.072662	$1.370867	430,804.301
	2008	$1.736224	$1.072662	437,023.016
	2007	$1.684237	$1.736224	537,812.270
	2006	$1.480999	$1.684237	608,512.217
	2005	$1.451467	$1.480999	664,454.000
	2004	$1.325747	$1.451467	684,271.000
	2003	$1.042538	$1.325747	908,020.982
	2002	$1.401905	$1.042538	1,017,832.804
	2001	$1.615156	$1.401905	1,221,300.338
Transamerica Jennison Growth VP – Initial Class	2010	$0.869294	$0.962411	2,220,614.591
Subaccount Inception Date December 13, 1996	2009	$0.625130	$0.869294	239,710.476
	2008	$1.006325	$0.625130	246,938.423
	2007	$0.915116	$1.006325	252,307.547
	2006	$0.910023	$0.915116	275,817.954
	2005	$0.810917	$0.910023	348,996.000
	2004	$0.753515	$0.810917	430,438.000
	2003	$0.593335	$0.753515	618,843.061
	2002	$0.868714	$0.593335	637,295.701
	2001	$1.081530	$0.868714	742,226.032
Transamerica Morgan Stanley Capital Growth VP – Initial Class(2)	2010	$1.048083	$1.317216	87,886.261
Subaccount Inception Date May 1, 2000	2009	$0.830857	$1.048083	21,173.636
	2008	$1.324021	$0.830857	51,842.247
	2007	$1.328898	$1.324021	21,876.587
	2006	$1.136546	$1.328898	35,988.858
	2005	$1.107261	$1.136546	28,937.000
	2004	$1.028766	$1.107261	65,564.000
	2003	$0.771838	$1.028766	42,076.741
	2002	$1.039580	$0.771838	49,910.091
	2001	$1.032666	$1.039580	49,657.806
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.435735	$1.592018	127,185.145
Subaccount Inception Date June 21, 1999	2009	$0.988767	$1.435735	157,390.187
	2008	$1.340423	$0.988767	126,358.796
	2007	$1.334548	$1.340423	139,333.777
	2006	$1.219659	$1.334548	167,703.277
	2005	$1.121465	$1.219659	138,029.000
	2004	$1.122105	$1.1214656	128,067.000
	2003	$0.966374	$1.122105	149,102.738
	2002	$0.960010	$0.966374	154,251.509
	2001	$0.938048	$0.960010	58,795.205

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Initial Class	2010	$1.084084	$1.181344	8,013.560
Subaccount Inception Date May 1, 2001	2009	$0.828492	$1.084084	8,076.226
	2008	$1.298322	$0.828492	6,649.376
	2007	$1.206202	$1.298322	21,383.718
	2006	$0.993791	$1.206202	12,510.198
	2005	$0.892808	$0.993791	12,390.000
	2004	$0.791771	$0.892808	33,122.000
	2003	$0.640777	$0.791771	42,062.418
	2002	$0.833205	$0.640777	1,000.000
	2001	$1.000000	$0.833205	1,000.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.371221	$1.449581	505,869.221
Subaccount Inception Date May 1, 2002	2009	$1.198265	$1.371221	463.481.202
	2008	$1.249982	$1.198265	389,942.156
	2007	$1.163454	$1.249982	408,016.733
	2006	$1.132042	$1.163454	414,698.425
	2005	$1.121717	$1.132042	335,443.000
	2004	$1.088527	$1.121717	369,797.000
	2003	$1.052178	$1.088527	386,471.227
	2002	$1.000000	$1.052178	383,720.149
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$0.851754	$1.129182	189,760.337
Subaccount Inception Date May 1, 2000	2009	$0.622691	$0.851754	114,717.600
	2008	$0.990536	$0.622691	116,459.130
	2007	$0.916411	$0.990536	101,826.133
	2006	$0.897026	$0.916411	91,768.327
	2005	$0.822294	$0.897026	95,478.000
	2004	$0.755520	$0.822294	156,909.000
	2003	$0.545628	$0.755520	158,305.441
	2002	$0.761551	$0.545628	73,045.174
	2001	$0.855380	$0.761551	6,025.517
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$0.560100	$0.645428	440,406.118
Subaccount Inception Date May 1, 2000	2009	$0.442584	$0.560100	423,401.187
	2008	$0.796796	$0.442584	129,433.508
	2007	$0.701120	$0.796796	232,780.072
	2006	$0.598455	$0.701120	140,746.498
	2005	$0.564642	$0.598455	88,749.000
	2004	$0.753804	$0.564642	88,763.000
	2003	$0.603147	$0.753804	0.000
	2002	$0.779219	$0.603147	1,000.000
	2001	$0.950187	$0.779219	1,000.000
Transamerica Multi-Managed Balanced VP – Initial Class(4)	2010	$1.233952	$1.510448	0.000
Subaccount Inception Date May 1, 2002	2009	$0.990695	$1.233952	0.000
	2008	$1.486147	$0.990695	0.000
	2007	$1.326575	$1.486147	0.000
	2006	$1.232622	$1.326575	0.000
	2005	$1.157655	$1.232622	0.000
	2004	$1.056091	$1.157655	0.000
	2003	$0.940213	$1.056091	0.000
	2002	$1.000000	$0.940213	100.000

81

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(5)	2010	$1.328102	$1.431436	38,367.572
Subaccount Inception Date May 1, 2002	2009	$1.025677	$1.328102	11,821.583
	2008	$1.647615	$1.025677	13,020.716
	2007	$1.408357	$1.647615	16,084.943
	2006	$1.287698	$1.408357	20,632.807
	2005	$1.256871	$1.287698	22,812.000
	2004	$1.126105	$1.256871	23,141.000
	2003	$0.923378	$1.126105	13,140.981
	2002	$1.000000	$0.923378	11,065.844
Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.733184	$0.851858	3,857,053.136
Subaccount Inception Date May 1, 2000	2009	$0.575444	$0.733184	4,055,320.219
	2008	$1.080758	$0.575444	4,260,016.604
	2007	$0.942483	$1.080758	4,974,429.648
	2006	$0.879044	$0.942483	5,996,460.293
	2005	$0.764836	$0.879044	180,864.000
	2004	$0.669708	$0.764836	211,294.000
	2003	$0.517494	$0.669708	132,579.593
	2002	$0.674851	$0.517494	117,106.701
	2001	$0.830824	$0.674851	96,252.191
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(6)	2010	$1.580164	$2.114094	8,447.752
Subaccount Inception Date May 2, 2001	2009	$1.170747	$1.580164	9,556.008
	2008	$2.009032	$1.170747	13,148.243
	2007	$1.655196	$2.009032	2,177.279
	2006	$1.596837	$1.655196	27,943.710
	2005	$1.393038	$1.596837	50,178.000
	2004	$1.211201	$1.393038	93,849.000
	2003	$0.936005	$1.211201	133,896.149
	2002	$1.107646	$0.936005	134,919.511
	2001	$1.000000	$1.107646	1,000.000
Transamerica AEGON Money Market VP – Initial Class(7)	2010	$1.463956	$1.443835	253,202.757
Subaccount Inception Date January 1, 1995	2009	$1.482566	$1.463956	276,140.164
	2008	$1.468242	$1.482566	614,347.547
	2007	$1.417616	$1.468242	378,078.571
	2006	$1.372479	$1.417616	241,177.666
	2005	$1.352646	$1.372479	296,890.000
	2004	$1.357996	$1.352646	716,760.000
	2003	$1.000000	$1.357996	1,143,409.671
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(8)	2010	$5.396438	$6.940581	541,638.013
Subaccount Inception Date January 1, 1995	2009	$3.820872	$5.396438	608,328.325
	2008	$6.552295	$3.820872	658,188.988
	2007	$5.326698	$6.552295	737,125.315
	2006	$4.575107	$5.326698	864,126.628
	2005	$4.084993	$4.575107	1,061,030.000
	2004	$3.560345	$4.084993	1,302,051.000
	2003	$1.891803	$3.560345	1,752,100.373
	2002	$3.168906	$1.891803	2,147,804.326
	2001	$2.495215	$3.168906	2,453,322.243

82

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON U.S. Government Securities VP – Initial Class(9)	2010	$1.792649	$1.845743	377,383.528
Subaccount Inception Date June 16, 1995	2009	$1.740018	$1.792649	538,219.142
	2008	$1.638874	$1.740018	520,358.020
	2007	$1.567147	$1.638874	574,941.083
	2006	$1.538696	$1.567147	751,153.756
	2005	$1.526143	$1.538696	851,518.000
	2004	$1.498190	$1.526143	1,024,691.000
	2003	$1.475683	$1.498190	1,552,789.484
	2002	$1.414117	$1.475683	1,962,714.074
	2001	$1.364481	$1.414117	1,968,528.325
Transamerica Morgan Stanley Active International Allocation VP – Initial Class	2010	$1.755151	$1.877702	723,127.330
Subaccount Inception Date January 1, 1995	2009	$1.413790	$1.755151	812,211.546
	2008	$2.343832	$1.413790	923,746.635
	2007	$2.056012	$2.343832	1,047,686.604
	2006	$1.687937	$2.056012	1,378,640.522
	2005	$1.504078	$1.687937	1,589,513.000
	2004	$1.314348	$1.504078	1,992,736.000
	2003	$1.003493	$1.314348	2,642,121.100
	2002	$1.225547	$1.003493	3,157,457.821
	2001	$1.613169	$1.225547	4,208,992.979
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$3.048951	$3.583343	644,399.810
Subaccount Inception Date January 1, 1995	2009	$2.126141	$3.048951	658,296.797
	2008	$3.722594	$2.126141	686,348.279
	2007	$3.455380	$3.722594	744,862.123
	2006	$3.175486	$3.455380	832,361.331
	2005	$2.942759	$3.175486	965,987.000
	2004	$2.646551	$2.942759	1,124,846.000
	2003	$2.216306	$2.646551	1,423,807.467
	2002	$2.687589	$2.216306	1,714,512.629
	2001	$2.932518	$2.687589	1,870,569.520
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$0.827922	$1.093306	66,790.173
Subaccount Inception Date May 1, 2001	2009	$0.522860	$0.827922	55,836.230
	2008	$0.987189	$0.522860	42,393.968
	2007	$0.816984	$0.987189	42,393.968
	2006	$0.753727	$0.816984	0.000
	2005	$0.710611	$0.753727	0.000
	2004	$0.672550	$0.710611	14,964.000
	2003	$0.672550	$0.672550	63,216.020
	2002	$0.806099	$0.532132	1,000.000
	2001	$1.000000	$0.806099	1,000.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.871620	$0.919289	622.873
Subaccount Inception Date May 1, 2002	2009	$0.598231	$0.871620	635.576
	2008	$1.261330	$0.598231	648.542
	2007	$1.261880	$1.261330	661.772
	2006	$1.132885	$1.261880	2,736.750
	2005	$1.089564	$1.132885	2,751.000
	2004	$0.996809	$1.089564	12,461.000
	2003	$0.758298	$0.996809	27,425.725
	2002	$1.000000	$0.758298	100.000

83

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.881256	$1.001251	3,404.824
Subaccount Inception Date May 1, 2002	2009	$0.740227	$0.881256	3,412.508
	2008	$1.308318	$0.740227	6,840.791
	2007	$1.187421	$1.308318	0.000
	2006	$1.135225	$1.187421	0.000
	2005	$1.060132	$1.135225	2,079.000
	2004	$1.010990	$1.060132	2,082.000
	2003	$0.793548	$1.010990	2,084.819
	2002	$1.000000	$0.793548	2,188.206
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.867005	$0.964479	57,463.902
Subaccount Inception Date May 1, 2001	2009	$0.730495	$0.867005	59,728.631
	2008	$1.249071	$0.730495	54,319.560
	2007	$1.207946	$1.249071	64,023.201
	2006	$1.046993	$1.207946	57,950.143
	2005	$1.014966	$1.046993	50,298.000
	2004	$0.925364	$1.014966	63,667.000
	2003	$0.709849	$0.925364	80,439.128
	2002	$0.925978	$0.709849	161,708.348
	2001	$1.000000	$0.925978	48,324.200
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$0.756619	$0.819539	0.000
Subaccount Inception Date May 1, 2001	2009	$0.559572	$0.756619	0.000
	2008	$0.942925	$0.559572	18,949.319
	2007	$0.841626	$0.942925	0.000
	2006	$0.858880	$0.841626	0.000
	2005	$0.758307	$0.858880	0.000
	2004	$0.709730	$0.758307	0.000
	2003	$0.583349	$0.709730	0.000
	2002	$0.855309	$0.583349	1,000.000
	2001	$1.000000	$0.855309	1,000.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2010	$1.125366	$1.297713	326,101.472
Subaccount Inception Date May 1, 2000	2009	$0.842351	$1.125366	227,286.407
	2008	$1.490512	$0.842351	249,829.073
	2007	$1.288533	$1.490512	283,549.242
	2006	$1.172486	$1.288533	365,685.900
	2005	$1.019188	$1.172486	277,304.000
	2004	$0.897454	$1.019188	175,701.000
	2003	$0.709863	$0.897454	173,101.369
	2002	$0.796290	$0.709863	164,614.679
	2001	$0.922538	$0.796290	104,226.203
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$1.034630	$1.172556	75,761.800
Subaccount Inception Date May 1, 2000	2009	$0.807737	$1.034630	77,457.366
	2008	$1.432302	$0.807737	96,385.544
	2007	$1.434215	$1.432302	96,945.942
	2006	$1.212580	$1.434215	65,367.620
	2005	$1.164636	$1.212580	185,882.000
	2004	$1.061718	$1.164636	151,402.000
	2003	$0.827945	$1.061718	162,656.989
	2002	$1.013361	$0.827945	145,250.251
	2001	$1.084290	$1.013361	47,973.006

84

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.710288	$0.867643	31,359.025
Subaccount Inception Date May 1, 2001	2009	$0.562844	$0.710288	33,363.380
	2008	$1.083210	$0.562844	35,590.575
	2007	$0.867250	$1.083210	43,279.097
	2006	$0.825131	$0.867250	50,606.826
	2005	$0.793008	$0.825131	43,310.000
	2004	$0.779797	$0.793008	36,963.000
	2003	$0.596567	$0.779797	9,521.465
	2002	$0.867866	$0.596567	10,521.465
	2001	$1.000000	$0.867866	1,000.000
Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2010	$0.631473	$0.768942	1,561.917
Subaccount Inception Date May 1, 2000	2009	$0.440186	$0.631473	1,609.504
	2008	$0.994989	$0.440186	17,178.444
	2007	$0.820943	$0.994989	28,042.298
	2006	$0.791876	$0.820943	0.000
	2005	$0.738821	$0.791876	0.000
	2004	$0.700898	$0.738821	0.000
	2003	$0.549208	$0.700898	0.000
	2002	$0.714054	$0.549208	1,000.000
	2001	$0.858316	$0.714054	10,559.045
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.899892	$2.409019	229,799.610
Subaccount Inception Date May 1, 2000	2009	$1.378498	$1.899892	232,964.502
	2008	$2.314639	$1.378498	276,372.323
	2007	$2.035076	$2.314639	368,163.432
	2006	$1.835788	$2.035076	334,904.195
	2005	$1.577251	$1.835788	338,763.000
	2004	$1.283034	$1.577251	291,926.000
	2003	$0.941019	$1.283034	320,917.226
	2002	$1.060517	$0.941019	288,722.542
	2001	$1.114623	$1.060517	73,247.471
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$1.167052	$1.454089	54,687.193
Subaccount Inception Date May 1, 2002	2009	$0.753024	$1.167052	57,427.779
	2008	$1.567541	$0.753024	61,876.593
	2007	$1.507568	$1.567541	74,280.687
	2006	$1.317677	$1.507568	77,864.031
	2005	$1.304413	$1.317677	98,037.000
	2004	$1.161919	$1.304413	110,606.000
	2003	$0.748696	$1.161919	86,362.456
	2002	$1.000000	$0.748696	73,075.863
Franklin Income Securities Fund – Class 2	2010	$0.900151	$1.000224	29,555.097
Subaccount Inception Date May 1, 2007	2009	$0.673149	$0.900151	40,940.206
	2008	$0.970390	$0.673149	15,661.668
	2007	$1.000000	$0.970390	0.000
Mutual Shares Securities Fund – Class 2	2010	$0.743536	$0.815369	16,703.615
Subaccount Inception Date May 1, 2007	2009	$0.598140	$0.743536	34,003.972
	2008	$0.964440	$0.598140	0.000
	2007	$1.000000	$0.964440	0.000
Templeton Foreign Securities Fund – Class 2	2010	$0.849508	$0.908216	12,532.064
Subaccount Inception Date May 1, 2007	2009	$0.628565	$0.849508	0.000
	2008	$1.069077	$0.628565	0.000
	2007	$1.000000	$1.069077	0.000

85

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2010	$0.525230	$0.650168	9,060.966
Subaccount Inception Date October 9, 2000	2009	$0.368713	$0.525230	9,071.675
	2008	$0.665981	$0.368713	9,084.557
	2007	$0.554748	$0.665981	9,093.465
	2006	$0.496441	$0.554748	0.000
	2005	$0.449324	$0.496441	0.000
	2004	$0.378196	$0.449324	0.000
	2003	$0.284558	$0.378196	0.000
	2002	$0.401433	$0.284558	1,095.756
	2001	$0.673903	$0.401433	1,095.756
Janus Aspen - Perkins Mid Cap Value Portfolio – Service Shares	2010	$1.337220	$1.521387	1,222.118
Subaccount Inception Date October 9, 2000	2009	$1.020116	$1.337220	1,259.351
	2008	$1.434668	$1.020116	2,593.999
	2007	$1.357503	$1.434668	0.000
	2006	$1.196244	$1.357503	3,794.910
	2005	$1.102643	$1.196244	3,801.000
	2004	$0.949174	$1.102643	3,807.000
	2003	$0.681560	$0.949174	3,814.407
	2002	$0.902500	$0.681560	4,821.920
	2001	$0.998916	$0.902500	8,459.091
Janus Aspen – Worldwide Portfolio – Service Shares	2010	$0.601096	$0.684810	53,095.216
Subaccount Inception Date October 9, 2000	2009	$0.443594	$0.601096	57,742.597
	2008	$0.815023	$0.443594	44,844.599
	2007	$0.755725	$0.815023	10,053.037
	2006	$0.649729	$0.755725	4,404.633
	2005	$0.624061	$0.649729	7,719.000
	2004	$0.605414	$0.624061	7,729.000
	2003	$0.446997	$0.605414	10,548.286
	2002	$0.610114	$0.446997	11,557.178
	2001	$0.799555	$0.610114	11,567.884
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.052712	$1.134074	32,934.974
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.052712	12,384.714
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.351339	$1.513632	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.351339	0.000
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.418800	$1.499405	20,124.040
Subaccount Inception Date May 1, 2004	2009	$0.948201	$1.418800	21,970.250
	2008	$1.639537	$0.948201	17,914.827
	2007	$1.520701	$1.639537	19,173.230
	2006	$1.263470	$1.520701	18,649.086
	2005	$1.157354	$1.263470	17,532.000
	2004	$1.000000	$1.157354	95,389.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.313562	$1.599271	6,996.483
Subaccount Inception Date May 1, 2004	2009	$0.939822	$1.313562	7,002.697
	2008	$1.426869	$0.939822	7,846.160
	2007	$1.412294	$1.426869	15,679.045
	2006	$1.225618	$1.412294	63,488.386
	2005	$1.137897	$1.225618	63,495.000
	2004	$1.000000	$1.137897	18,622.000

86

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.322277	$1.657773	6,497.850
Subaccount Inception Date May 1, 2004	2009	$0.875781	$1.322277	6,508.562
	2008	$1.305747	$0.875781	7,969.678
	2007	$1.403717	$1.305747	15,612.349
	2006	$1.237601	$1.403717	14,434.153
	2005	$1.213425	$1.237601	12,906.000
	2004	$1.000000	$1.213425	85,735.000
MFS ® New Discovery Series – Service Class	2010	$1.148229	$1.539371	18,328.946
Subaccount Inception Date May 1, 2002	2009	$0.714642	$1.148229	10,437.772
	2008	$1.198237	$0.714642	4,290.736
	2007	$1.188363	$1.198237	4,298.611
	2006	$1.066994	$1.188363	4,303.148
	2005	$1.030063	$1.066994	0.000
	2004	$0.983457	$1.030063	9,751.000
	2003	$0.747360	$0.983457	9,750.889
	2002	$1.000000	$0.747360	100.000
MFS ® Total Return Series – Service Class	2010	$1.167604	$1.262412	46,031.715
Subaccount Inception Date May 1, 2002	2009	$1.005703	$1.167604	29,691.118
	2008	$1.312887	$1.005703	28,894.569
	2007	$1.280957	$1.312887	28,917.200
	2006	$1.163589	$1.280957	73,405.261
	2005	$1.149960	$1.163589	72,461.000
	2004	$1.050284	$1.149960	80,487.000
	2003	$0.918050	$1.050284	112,211.539
	2002	$1.000000	$0.918050	82,149.428
MTB Managed Allocation Fund – Moderate Growth II	2010	$1.070097	$1.166693	47,558.152
Subaccount Inception Date May 1, 2004	2009	$0.863760	$1.070097	47,592.043
	2008	$1.234965	$0.863760	47,633.279
	2007	$1.171625	$1.234965	0.000
	2006	$1.075880	$1.171625	0.000
	2005	$1.048981	$1.075880	0.000
	2004	$1.000000	$1.048981	0.000
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.003303	$1.100689	0.000
Subaccount Inception Date May 1, 2009	2009	$0.993367	$1.003303	0.000
Transamerica Index 100 VP – Service Class	2010	$1.024327	$1.155720	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999962	$1.024327	0.000
Transamerica Index 35 VP – Service Class	2010	$0.998364	$1.077372	0.000
Subaccount Inception Date November 19, 2009	2009	$0.999962	$0.998364	0.000
Transamerica Index 50 VP – Service Class	2010	$0.996289	$1.087596	0.000
Subaccount Inception Date May 1, 2008	2009	$0.991646	$0.996289	0.000
	2008	$1.000000	$0.991646	0.000
Transamerica Index 75 VP – Service Class	2010	$0.999483	$1.113867	0.000
Subaccount Inception Date May 1, 2008	2009	$0.988776	$0.999483	0.000
	2008	$1.000000	$0.988776	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.029767	$1.247323	0.000
Subaccount Inception Date November 19, 2009	2009	$0.985161	$1.029767	0.000

87

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2010	$1.401527	$1.504008	5,301,783.846
Subaccount Inception Date May 1, 2002	2009	$1.136669	$1.401527	4,101,805.621
	2008	$1.465065	$1.136669	2,338,433.763
	2007	$1.398275	$1.465065	368,696.607
	2006	$1.297758	$1.398275	119,943.355
	2005	$1.251868	$1.297758	3,211.000
	2004	$1.158727	$1.251868	0.000
	2003	$1.000000	$1.158727	0.000
Transamerica Asset Allocation - Growth VP – Service Class	2010	$1.425371	$1.613207	690,880.374
Subaccount Inception Date May 1, 2002	2009	$1.114610	$1.425371	1,253,528.016
	2008	$1.874319	$1.114610	1,049,732.020
	2007	$1.765771	$1.874319	137,962.543
	2006	$1.551604	$1.765771	19,841.232
	2005	$1.404276	$1.551604	0.000
	2004	$1.248932	$1.404276	0.000
	2003	$1.000000	$1.248932	0.000
Transamerica Asset Allocation - Moderate VP – Service Class	2010	$1.451473	$1.578099	12,062,140.627
Subaccount Inception Date May 1, 2002	2009	$1.165104	$1.451473	9,557,871.169
	2008	$1.599207	$1.165104	5,172,098.127
	2007	$1.503812	$1.599207	2,160,009.759
	2006	$1.369719	$1.503812	1,648,321.105
	2005	$1.295146	$1.369719	0.000
	2004	$1.180666	$1.295146	0.000
	2003	$1.000000	$1.180666	0.000
Transamerica Asset Allocation - Moderate Growth VP – Service Class	2010	$1.453283	$1.612582	14,550,055.964
Subaccount Inception Date May 1, 2002	2009	$1.151311	$1.453283	12,985,354.479
	2008	$1.738795	$1.151311	8,386,664.732
	2007	$1.637730	$1.738795	5,937,841.369
	2006	$1.461149	$1.637730	3,017,876.562
	2005	$1.349136	$1.461149	291,184.000
	2004	$1.207772	$1.349136	0.000
	2003	$1.000000	$1.207772	0.000
Transamerica International Moderate Growth VP – Service Class	2010	$0.887090	$0.965399	3,360,270.105
Subaccount Inception Date May 1, 2006	2009	$0.694837	$0.887090	2,502,832.847
	2008	$1.105324	$0.694837	1,828,199.626
	2007	$1.032112	$1.105324	694,300.252
	2006	$1.000000	$1.032112	7,807.413
Transamerica BlackRock Large Cap Value VP – Service Class	2010	$1.453604	$1.580608	545,229.522
Subaccount Inception Date May 1, 2000	2009	$1.294918	$1.453604	163,783.661
	2008	$1.989530	$1.294918	93,627.840
	2007	$1.931542	$1.989530	17,461.215
	2006	$1.677743	$1.931542	15,436.607
	2005	$1.468479	$1.677743	0.000
	2004	$1.260709	$1.468479	0.000
	2003	$1.000000	$1.260709	0.000
Transamerica BlackRock Global Allocation VP – Service Class	2010	$1.204759	$1.304287	7,520,428.560
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204759	2,238,914.395
Transamerica BlackRock Tactical Allocation VP – Service Class	2010	$1.208532	$1.327154	2,278525.793
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.208532	470,951.866
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class	2010	$1.009552	$1.030252	213,263.702
Subaccount Inception Date November 19, 2009	2009	$0.990722	$1.009552	0.000

88

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Global Conservative VP – Service Class	2010	$0.983837	$0.912020	217,472.534
Subaccount Inception Date November 19, 2009	2009	$0.995077	$0.983837	0.000
Transamerica Foxhall Global Growth VP – Service Class	2010	$1.006710	$1.047328	150,351.069
Subaccount Inception Date November 19, 2009	2009	$0.988976	$1.006710	0.000
Transamerica Foxhall Global Commodities & Hard Assets VP – Service Class(1)	2010	$0.986069	$1.003605	145,733.591
Subaccount Inception Date November 19, 2009	2009	$0.986580	$0.986069	0.000
Transamerica Hanlon Balanced VP – Service Class	2010	$1.020908	$0.972919	459,661.687
Subaccount Inception Date November 19, 2009	2009	$0.998168	$1.020908	0.000
Transamerica Hanlon Growth and Income VP – Service Class	2010	$1.0022659	$0.988165	318,195.504
Subaccount Inception Date November 19, 2009	2009	$0.997274	$1.022659	0.000
Transamerica Hanlon Growth VP – Service Class	2010	$1.021578	$1.001344	317,265.679
Subaccount Inception Date November 19, 2009	2009	$0.996406	$1.021578	0.000
Transamerica Hanlon Managed Income VP – Service Class	2010	$1.003918	$0.992213	1,429,450.386
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.003918	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2010	$1.780042	$2.026045	49,107.468
Subaccount Inception Date May 1, 2002	2009	$1.355727	$1.780042	14,260.914
	2008	$2.388425	$1.355727	18,905.716
	2007	$2.599171	$2.388425	19,233.755
	2006	$1.855246	$2.599171	14,410.543
	2005	$1.660425	$1.855246	8,656.000
	2004	$1.269513	$1.660425	0.000
	2003	$1.000000	$1.269513	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2010	$1.247187	$1.414049	30,850.152
Subaccount Inception Date May 2, 1997	2009	$0.976983	$1.247187	26,762.505
	2008	$1.584114	$0.976983	0.000
	2007	$1.538626	$1.584114	0.000
	2006	$1.355718	$1.538626	0.000
	2005	$1.330739	$1.355718	0.000
	2004	$1.217705	$1.330739	0.000
	2003	$1.000000	$1.217705	0.000
Transamerica JPMorgan Mid Cap Value VP – Service Class	2010	$1.029886	$1.248693	38,011.614
Subaccount Inception Date November 19, 2009	2009	$0.985164	$1.029886	0.000
Transamerica Jennison Growth VP– Service Class	2010	$1.378751	$1.524040	364,771.640
Subaccount Inception Date December 13, 1996	2009	$0.992743	$1.378751	78,833.733
	2008	$1.599086	$0.992743	2,559.216
	2007	$1.455795	$1.599086	2,685.936
	2006	$1.451445	$1.455795	0.000
	2005	$1.295150	$1.451445	0.000
	2004	$1.205162	$1.295150	0.000
	2003	$1.000000	$1.205162	0.000
Transamerica Morgan Stanley Capital Growth VP – Service Class(2)	2010	$1.289546	$1.617809	98,911.775
Subaccount Inception Date May 1, 2000	2009	$1.024022	$1.289546	108,786.078
	2008	$1.634710	$1.024022	0.000
	2007	$1.643512	$1.634710	0.000
	2006	$1.407373	$1.643512	0.000
	2005	$1.373361	$1.407373	0.000
	2004	$1.277605	$1.373361	0.000
	2003	$1.000000	$1.277605	0.000

89

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Service Class	2010	$1.376898	$1.524631	181,122.316
Subaccount Inception Date June 21, 1999	2009	$0.949767	$1.376898	28,159.355
	2008	$1.290857	$0.949767	20,228.834
	2007	$1.285516	$1.290857	22,021.416
	2006	$1.177206	$1.285516	6,645.652
	2005	$1.174817	$1.177206	6,940.000
	2004	$1.086836	$1.174817	0.000
	2003	$1.000000	$1.086836	0.000
Transamerica MFS International Equity VP – Service Class	2010	$1.704145	$1.855655	45,524.160
Subaccount Inception Date May 1, 2001	2009	$1.305453	$1.704145	6,274.425
	2008	$2.051695	$1.305453	859.345
	2007	$1.909198	$2.051695	1,514.525
	2006	$1.573346	$1.909198	1,524.413
	2005	$1.417665	$1.573346	0.000
	2004	$1.257247	$1.417665	0.000
	2003	$1.000000	$1.257247	0.000
Transamerica PIMCO Total Return VP – Service Class	2010	$1.262615	$1.332858	3,475,046.540
Subaccount Inception Date May 1, 2002	2009	$1.104986	$1.262615	1,219,417.332
	2008	$1.154883	$1.104986	133,703.780
	2007	$1.075309	$1.154883	59,991.173
	2006	$1.048392	$1.075309	6,866.252
	2005	$1.040825	$1.048392	21,806.000
	2004	$1.011723	$1.040825	0.000
	2003	$1.000000	$1.011723	0.000
Transamerica ProFunds UltraBear Fund – Service Class OAM	2010	$0.563085	$0.407092	222,729.233
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.563085	1,197.677
Transamerica T. Rowe Price Small Cap VP – Service Class	2010	$1.491012	$1.973204	191,672.736
Subaccount Inception Date May 1, 2000	2009	$1.091873	$1.491012	43,952.099
	2008	$1.739305	$1.091873	23,227.413
	2007	$1.612498	$1.739305	31,894.403
	2006	$1.580617	$1.612498	16,904.736
	2005	$1.450314	$1.580617	0.000
	2004	$1.334243	$1.450314	0.000
	2003	$1.000000	$1.334243	0.000
Transamerica WMC Diversified Equity VP – Service Class(3)	2010	$1.067419	$1.228084	544,427.166
Subaccount Inception Date May 1, 2000	2009	$0.845780	$1.067419	365,892.613
	2008	$1.524962	$0.845780	182,170.721
	2007	$1.343616	$1.524962	180,919.219
	2006	$1.149052	$1.343616	16,113.826
	2005	$1.085463	$1.149052	0.000
	2004	$1.207910	$1.085463	0.000
	2003	$1.000000	$1.207910	0.000
Transamerica Multi-Managed Balanced VP – Service Class(4)	2010	$1.273336	$1.557207	800,749.407
Subaccount Inception Date May 1, 2002	2009	$1.024219	$1.273336	307,804.354
	2008	$1.538844	$1.024219	168,747.942
	2007	$1.375028	$1.538844	151,476.583
	2006	$1.280899	$1.375028	11,125.774
	2005	$1.203735	$1.280899	0.000
	2004	$1.099798	$1.203735	0.000
	2003	$1.000000	$1.099798	0.000
Transamerica Efficient Markets VP – Service Class	2010	$1.206694	$1.338654	902,701.525
Subaccount Inception Date November 10, 2008	2009	$1.037124	$1.206694	185,963.835
	2008	$1.000000	$1.037124	0.000

90

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AllianceBernstein Dynamic Allocation VP – Service Class(5)	2010	$1.353255	$1.458130	248,122.034
Subaccount Inception Date May 1, 2002	2009	$1.045137	$1.353255	133,842.546
	2008	$1.680554	$1.045137	121,077.253
	2007	$1.439300	$1.680554	94,199.282
	2006	$1.317623	$1.439300	49,395.588
	2005	$1.289055	$1.317623	0.000
	2004	$1.155678	$1.289055	0.000
	2003	$1.000000	$1.155678	0.000
Transamerica WMC Diversified Growth VP – Service Class	2010	$1.316212	$1.526478	4,494.861
Subaccount Inception Date May 1, 2000	2009	$1.034414	$1.316212	4,709.842
	2008	$1.946886	$1.034414	9,737.390
	2007	$1.699640	$1.946886	17,227.657
	2006	$1.588512	$1.699640	17,316.689
	2005	$1.383835	$1.588512	9,940.000
	2004	$1.212483	$1.383835	0.000
	2003	$1.000000	$1.212483	0.000
Transamerica Morgan Stanley Growth Opportunities VP – Service Class(6)	2010	$1.622576	$2.166935	21,310.270
Subaccount Inception Date May 2, 2001	2009	$1.203994	$1.622576	9,431.743
	2008	$2.069592	$1.203994	8,468.206
	2007	$1.708229	$2.069592	8,468.206
	2006	$1.649588	$1.708229	0.000
	2005	$1.441358	$1.649588	0.000
	2004	$1.253265	$1.441358	0.000
	2003	$1.000000	$1.253265	0.000
Transamerica AEGON Money Market VP – Service Class(7)	2010	$1.064264	$1.050711	2,188,216.808
Subaccount Inception Date January 1, 1995	2009	$1.078019	$1.064264	1,385,586.053
	2008	$1.068957	$1.078019	662,191.715
	2007	$1.033653	$1.068957	562,831.585
	2006	$1.002241	$1.033653	3,077.360
	2005	$0.989235	$1.002241	82,848.000
	2004	$0.994632	$0.989235	0.000
	2003	$1.000000	$0.994632	0.000
Transamerica Systematic Small/Mid Cap Value VP – Service Class(8)	2010	$0.934838	$1.200178	227,799.370
Subaccount Inception Date January 1, 1995	2009	$0.662697	$0.934838	36,197.415
	2008	$1.000000	$0.662697	0.000
Transamerica AEGON U.S. Government Securities VP – Service Class(9)	2010	$1.181779	$1.215879	4,471,508.745
Subaccount Inception Date June 16, 1995	2009	$1.148918	$1.181779	1,422,423.952
	2008	$1.083556	$1.148918	78,519.582
	2007	$1.037718	$1.083556	46,600.889
	2006	$1.019980	$1.037718	49,992.154
	2005	$1.013133	$1.019980	41,575.000
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
Transamerica Index 50 VP – Service Class	2010	$0.942001	$1.029338	9,418,417.881
Subaccount Inception Date May 1, 2008	2009	$0.818886	$0.942001	3,789,642.728
	2008	$1.000000	$0.818886	29,045.221
Transamerica Index 75 VP – Service Class	2010	$0.878829	$0.980374	16,371,292.840
Subaccouhnt Inception Date May 1, 2008	2009	$0.722717	$0.878829	7,926,176.014
	2008	$1.000000	$0.722717	339,979.103
Transamerica Index 100 VP – Service Class	2010	$1.024441	$1.156985	771,291.155
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.024441	0.000

91

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 35 VP – Service Class	2010	$0.998480	$1.078552	3,482,346.103
Subaccount Inception Date November 19, 2009	2009	$0.999965	$0.998480	0.000
Transamerica Morgan Stanley Active International Allocation VP – Service	2010	$1.740389	$1.858979	67,986.347
Class	2009	$1.402810	$1.740389	16,045.242
Subaccount Inception Date January 1, 1995	2008	$2.331513	$1.402810	15,718.089
	2007	$2.049025	$2.331513	16,412.659
	2006	$1.684932	$2.049025	4,836.223
	2005	$1.502279	$1.684932	4,862.000
	2004	$1.315176	$1.502279	0.000
	2003	$1.000000	$1.315176	0.000
Transamerica Multi Managed Large Cap Core VP – Service Class	2010	$1.316406	$1.544789	134,825.427
Subaccount Inception Date January 1, 1995	2009	$0.919121	$1.316406	73,937.283
	2008	$1.611051	$0.919121	25,196.584
	2007	$1.498128	$1.611051	18,277.146
	2006	$1.378817	$1.498128	0.000
	2005	$1.279936	$1.378817	0.000
	2004	$1.152270	$1.279936	0.000
	2003	$1.000000	$1.152270	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	2010	$1.453041	$1.916075	130,768.386
Subaccount Inception Date May 1, 2001	2009	$0.919274	$1.453041	29,059.391
	2008	$1.738726	$0.919274	18,869.713
	2007	$1.441000	$1.738726	18,029.909
	2006	$1.331937	$1.441000	5,542.390
	2005	$1.257274	$1.331937	0.000
	2004	$1.191283	$1.257274	0.000
	2003	$1.000000	$1.191283	0.000
PAM Transamerica AEGON U.S. Government Securities VP – Service	2010	$1.181779	$1.215879	1,134,317.937
Class(9)	2009	$1.148918	$1.181779	1,630,140.082
Subaccount Inception Date June 16, 1995	2008	$1.083556	$1.148918	1,781,689.599
	2007	$1.058647	$1.083556	46,584.571
	2006	$1.040541	$1.058647	0.000
	2005	$1.033562	$1.040541	0.000
	2004	$1.000000	$1.033562	0.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.878240	$0.927187	132,943.631
Subaccount Inception Date May 1, 2002	2009	$0.602185	$0.878240	57,902.473
	2008	$1.268385	$0.602185	2,651.121
	2007	$1.267676	$1.268385	2,541.150
	2006	$1.136976	$1.267676	2,716.271
	2005	$1.092421	$1.136976	2,977.000
	2004	$0.998447	$1.092421	0.000
	2003	$1.000000	$0.998447	0.000
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.887962	$1.009870	51,523.068
Subaccount Inception Date May 1, 2002	2009	$0.745125	$0.887962	11,784.298
	2008	$1.315674	$0.745125	0.000
	2007	$1.192910	$1.315674	0.000
	2006	$1.139348	$1.192910	0.000
	2005	$1.062933	$1.139348	0.000
	2004	$1.012659	$1.062933	0.000
	2003	$1.000000	$1.012659	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2010	$1.242394	$1.350083	443,961.481
Subaccount Inception Date November 10, 2008	2009	$1.013273	$1.242394	15,857.108
	2008	$1.000000	$1.013273	0.000

92

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.969833	$1.079926	298,066.775
Subaccount Inception Date May 1, 2001	2009	$0.816323	$0.969833	48,906.391
	2008	$1.394446	$0.816323	11,198.554
	2007	$1.347197	$1.394446	1,703.788
	2006	$1.166530	$1.347197	0.000
	2005	$1.129734	$1.166530	0.000
	2004	$1.028983	$1.129734	0.000
	2003	$1.000000	$1.028983	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$1.023151	$1.109325	227,654.389
Subaccount Inception Date May 1, 2001	2009	$0.755948	$1.023151	39,745.459
	2008	$1.272565	$0.755948	28,151.423
	2007	$1.134725	$1.272565	28,274.344
	2006	$1.156857	$1.134725	1,319.024
	2005	$1.020390	$1.156857	0.000
	2004	$0.954070	$1.020390	0.000
	2003	$1.000000	$0.954070	0.000
American Funds - Asset Allocation Fund – Class 2	2010	$1.008398	$1.116648	1,230,882.897
Subaccount Inception Date November 19, 2009	2009	$0.989787	$1.008398	9,853.806
American Funds - Bond Fund – Class 2	2010	$0.994105	$1.041503	393,190.342
Subaccount Inception Date November 19, 2009	2009	$1.000908	$0.994105	9,975.985
American Funds - Growth-Income Fund – Class 2	2010	$1.008648	$1.106211	126,886.233
Subaccount Inception Date November 19, 2009	2009	$0.986811	$1.008648	9,838.747
American Funds - Growth Fund – Class 2	2010	$1.003254	$1.171929	221,314.613
Subaccount Inception Date November 19, 2009	2009	$0.986490	$1.003254	9,925.859
American Funds - International Fund – Class 2	2010	$0.980758	$1.035154	146,396.068
Subaccount Inception Date November 19, 2009	2009	$0.982921	$0.980758	10,245.288
Fidelity VIP Balanced Portfolio – Service Class 2	2010	$0.910073	$1.057928	2,193,524.784
Subaccount Inception Date May 1, 2008	2009	$0.666486	$0.910073	962,030.914
	2008	$1.000000	$0.666486	23,761.011
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2010	$1.379022	$1.591765	496,516.200
Subaccount Inception Date May 1, 2000	2009	$1.031203	$1.379022	232,778.514
	2008	$1.822872	$1.031203	124,274.018
	2007	$1.574294	$1.822872	117,164.901
	2006	$1.431098	$1.574294	51,255.706
	2005	$1.242763	$1.431098	19,642.000
	2004	$1.093234	$1.242763	0.000
	2003	$1.000000	$1.093234	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$1.030945	$1.169536	234,635.023
Subaccount Inception Date May 1, 2000	2009	$0.804068	$1.030945	27,265.098
	2008	$1.424382	$0.804068	17,880.510
	2007	$1.424871	$1.424382	27,298.193
	2006	$1.203501	$1.424871	8,767.116
	2005	$1.154787	$1.203501	7,031.000
	2004	$1.051697	$1.154787	0.000
	2003	$1.000000	$1.051697	0.000

93

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.893030	$1.091941	140,289.322
Subaccount Inception Date May 1, 2001	2009	$0.706947	$0.893030	68,831.482
	2008	$1.359202	$0.706947	13,120.108
	2007	$1.087133	$1.359202	13,120.108
	2006	$1.033325	$1.087133	0.000
	2005	$0.992121	$1.033325	0.000
	2004	$0.974625	$0.992121	0.000
	2003	$1.000000	$0.974625	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.744598	$2.214293	171,199.569
Subaccount Inception Date May 1, 2000	2009	$1.264573	$1.744598	73,921.943
	2008	$2.121232	$1.264573	60,384.852
	2007	$1.863182	$2.121232	58,919.960
	2006	$1.679083	$1.863182	40,191.385
	2005	$1.441197	$1.679083	6,971.000
	2004	$1.171204	$1.441197	0.000
	2003	$1.000000	$1.171204	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$1.175913	$1.466580	125,174.676
Subaccount Inception Date May 1, 2002	2009	$0.757994	$1.175913	13,197.133
	2008	$1.576332	$0.757994	0.000
	2007	$1.514528	$1.576332	0.000
	2006	$1.322459	$1.514528	0.000
	2005	$1.307865	$1.322459	0.000
	2004	$1.163843	$1.307865	0.000
	2003	$1.000000	$1.163843	0.000
Franklin Income Securities Fund – Class 2	2010	$0.902535	$1.003872	725,082.068
Subaccount Inception Date May 1, 2007	2009	$0.674255	$0.902535	558,942.861
	2008	$0.971026	$0.674255	414,141.729
	2007	$1.000000	$0.971026	348,868.572
Mutual Shares Securities Fund – Class 2	2010	$0.745500	$0.818330	513,078.478
Subaccount Inception Date May 1, 2007	2009	$0.599127	$0.745500	377,230.103
	2008	$0.965072	$0.599127	300,540.262
	2007	$1.000000	$0.965072	263,370.577
Templeton Foreign Securities Fund – Class 2	2010	$0.851754	$0.911517	403,241.241
Subaccount Inception Date May 1, 2007	2009	$0.629608	$0.851754	218,736.164
	2008	$1.069777	$0.629608	130,657.426
	2007	$1.000000	$1.069777	61,087.667
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2010	$1.269985	$1.380025	640,415.326
Subaccount Inception Date November 10, 2008	2009	$0.990582	$1.269985	242,679.882
	2008	$1.000000	$0.990582	0.000
GE Investments Total Return Fund – Class 3	2010	$1.004036	$1.081849	49,948.721
Subaccount Inception Date November 19, 2009	2009	$0.988819	$1.004036	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.053431	$1.135954	429,555.406
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.053431	206,049.464
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.352270	$1.516157	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.352270	0.000

94

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.419753	$1.501896	111,691.866
Subaccount Inception Date May 1, 2004	2009	$0.952556	$1.419753	12,565.419
	2008	$1.645453	$0.952556	10,865.412
	2007	$1.514528	$1.645453	12,378.075
	2006	$1.265527	$1.514528	11,642.606
	2005	$1.158107	$1.265527	0.000
	2004	$1.000000	$1.158107	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.314457	$1.601944	0.00
Subaccount Inception Date May 1, 2004	2009	$0.944162	$1.314457	0.000
	2008	$1.432037	$0.944162	0.000
	2007	$1.416010	$1.432037	0.000
	2006	$1.227627	$1.416010	0.000
	2005	$1.138642	$1.227627	0.000
	2004	$1.000000	$1.138642	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.323155	$1.660515	700.588
Subaccount Inception Date April 23, 2009	2009	$0.879817	$1.323155	750.026
	2008	$1.310470	$0.879817	966.466
	2007	$1.407397	$1.310470	1,072.265
	2006	$1.239623	$1.407397	7,383.841
	2005	$1.214218	$1.239623	6,282.000
	2004	$1.000000	$1.214218	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2010	$1.481994	$1.836327	63,908.833
Subaccount Inception Date October 9, 2000	2009	$1.039335	$1.481994	8,260.456
	2008	$1.875424	$1.039335	0.000
	2007	$1.560633	$1.875424	0.000
	2006	$1.395231	$1.560633	0.000
	2005	$1.261578	$1.395231	0.000
	2004	$1.060809	$1.261578	0.000
	2003	$1.000000	$1.060809	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2010	$0.952525	$1.086242	76,045.430
Subaccount Inception Date October 9, 2000	2009	$0.702245	$0.952525	53,110.378
	2008	$1.288974	$0.702245	37,088.063
	2007	$1.194022	$1.288974	27,754.435
	2006	$1.025549	$1.194022	0.000
	2005	$0.984054	$1.025549	0.000
	2004	$0.953700	$0.984054	0.000
	2003	$1.000000	$0.953700	0.000
MFS ® New Discovery Series – Service Class	2010	$1.156972	$1.552619	106,870.560
Subaccount Inception Date May 1, 2002	2009	$0.719371	$1.156972	25,834.681
	2008	$1.204962	$0.719371	3,812.610
	2007	$1.193842	$1.204962	3,368.624
	2006	$1.070861	$1.193842	0.000
	2005	$1.032777	$1.070861	0.000
	2004	$0.985079	$1.032777	0.000
	2003	$1.000000	$0.985079	0.000
MFS ® Total Return Series – Service Class	2010	$1.176500	$1.273275	510,551.853
Subaccount Inception Date May 1, 2002	2009	$1.012358	$1.176500	341,765.201
	2008	$1.320266	$1.012358	90,147.881
	2007	$1.286878	$1.320266	72,560.252
	2006	$1.167818	$1.286878	50,881.653
	2005	$1.53001	$1.167818	16,569.000
	2004	$1.052023	$1.53001	0.000
	2003	$1.000000	$1.052023	0.000

95

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Moderate Growth II	2010	$1.076087	$1.174388	379,683.224
Subaccount Inception Date May 1, 2004	2009	$0.867745	$1.076087	383,297.397
	2008	$1.239441	$0.867745	390,506.434
	2007	$1.174699	$1.239441	113,680.986
	2006	$1.077644	$1.174699	94,224.555
	2005	$1.049665	$1.077644	62,987.000
	2004	$1.000000	$1.049665	0.000
Transamerica Asset Allocation - Conservative VP – Initial Class	2010	$1.336542	$1.437238	0.000
Subaccount Inception Date May 1, 2002	2009	$1.081182	$1.336542	0.000
	2008	$1.389635	$1.081182	0.000
	2007	$1.323313	$1.389635	0.000
	2006	$1.224786	$1.323313	0.000
	2005	$1.179538	$1.224786	0.000
	2004	$1.089116	$1.179538	0.000
	2003	$1.000000	$1.089116	0.000
Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.204883	$1.367260	0.000
Subaccount Inception Date May 1, 2002	2009	$0.940202	$1.204883	0.000
	2008	$1.577851	$0.940202	0.000
	2007	$1.483425	$1.577851	0.000
	2006	$1.299672	$1.483425	0.000
	2005	$1.172954	$1.299672	0.000
	2004	$1.040631	$1.172954	0.000
	2003	$1.000000	$1.040631	0.000
Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.336224	$1.455947	0.000
Subaccount Inception Date May 1, 2002	2009	$1.070860	$1.336224	0.000
	2008	$1.465301	$1.070860	0.000
	2007	$1.375068	$1.465301	0.000
	2006	$1.249478	$1.375068	0.000
	2005	$1.177978	$1.249478	0.000
	2004	$1.071274	$1.177978	0.000
	2003	$1.000000	$1.071274	0.000
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.288538	$1.433899	0.000
Subaccount Inception Date May 1, 2002	2009	$1.018489	$1.288538	0.000
	2008	$1.534546	$1.018489	0.000
	2007	$1.441971	$1.534546	0.000
	2006	$1.283146	$1.441971	0.000
	2005	$1.182586	$1.283146	0.000
	2004	$1.055085	$1.182586	0.000
	2003	$1.000000	$1.055085	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.214338	$1.323972	0.000
Subaccount Inception Date May 1, 2000	2009	$1.079149	$1.214338	0.000
	2008	$1.653630	$1.079149	0.000
	2007	$1.600985	$1.653630	0.000
	2006	$1.387034	$1.600985	0.000
	2005	$1.211837	$1.387034	0.000
	2004	$1.037373	$1.211837	0.000
	2003	$1.000000	$1.037373	0.000

96

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.775400	$2.027218	0.000
Subaccount Inception Date May 1, 2002	2009	$1.348011	$1.775400	0.000
	2008	$2.370020	$1.348011	0.000
	2007	$2.573569	$2.370020	0.000
	2006	$1.832327	$2.573569	0.000
	2005	$1.635687	$1.832327	0.000
	2004	$1.247170	$1.635687	0.000
	2003	$1.000000	$1.247170	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$1.062934	$1.208546	0.000
Subaccount Inception Date May 2, 1997	2009	$0.830889	$1.062934	0.000
	2008	$1.343558	$0.830889	0.000
	2007	$1.302033	$1.343558	0.000
	2006	$1.143780	$1.302033	0.000
	2005	$1.119870	$1.143780	0.000
	2004	$1.021871	$1.119870	0.000
	2003	$1.000000	$1.021871	0.000
Transamerica Jennison Growth VP – Initial Class	2010	$1.111472	$1.231751	0.000
Subaccount Inception Date December 13, 1996	2009	$0.798516	$1.111472	0.000
	2008	$1.284175	$0.798516	0.000
	2007	$1.166632	$1.284175	0.000
	2006	$1.159008	$1.166632	0.000
	2005	$1.031770	$1.159008	0.000
	2004	$0.957795	$1.031770	0.000
	2003	$1.000000	$0.957795	0.000
Transamerica Morgan Stanley Capital Growth VP – Initial Class(2)	2010	$1.051095	$1.322299	0.000
Subaccount Inception Date May 1, 2000	2009	$0.832433	$1.051095	0.000
	2008	$1.325226	$0.832433	0.000
	2007	$1.328787	$1.325226	0.000
	2006	$1.135338	$1.328787	0.000
	2005	$1.105003	$1.135338	0.000
	2004	$1.025659	$1.105003	0.000
	2003	$1.000000	$1.025659	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.480603	$1.643398	0.000
Subaccount Inception Date June 21, 1999	2009	$1.018657	$1.480603	0.000
	2008	$1.379583	$1.018657	0.000
	2007	$1.372181	$1.379583	0.000
	2006	$1.252826	$1.372181	0.000
	2005	$1.246462	$1.252826	0.000
	2004	$1.150343	$1.246462	0.000
	2003	$1.000000	$1.150343	0.000
Transamerica MFS International Equity VP – Initial Class	2010	$1.348706	$1.471150	0.000
Subaccount Inception Date May 1, 2001	2009	$1.029702	$1.348706	0.000
	2008	$1.612043	$1.029702	0.000
	2007	$1.496170	$1.612043	0.000
	2006	$1.231481	$1.496170	0.000
	2005	$1.105264	$1.231481	0.000
	2004	$0.979225	$1.105264	0.000
	2003	$1.000000	$0.979225	0.000

97

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.381646	$1.462038	0.000
Subaccount Inception Date May 1, 2002	2009	$1.206188	$1.381646	0.000
	2008	$1.257002	$1.206188	0.000
	2007	$1.168829	$1.257002	0.000
	2006	$1.136148	$1.168829	0.000
	2005	$1.124682	$1.136148	0.000
	2004	$1.090330	$1.124682	0.000
	2003	$1.000000	$1.090330	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$1.169467	$1.551893	0.000
Subaccount Inception Date May 1, 2000	2009	$0.854110	$1.169467	0.000
	2008	$1.357315	$0.854110	0.000
	2007	$1.254498	$1.357315	0.000
	2006	$1.226760	$1.254498	0.000
	2005	$1.123465	$1.226760	0.000
	2004	$1.031215	$1.123465	0.000
	2003	$1.000000	$1.031215	0.000
Transamerica WMC Diversified Equity VP – Initial Class(3)	2010	$1.112797	$1.283584	0.000
Subaccount Inception Date May 1, 2000	2009	$0.878472	$1.112797	0.000
	2008	$1.579962	$0.878472	0.000
	2007	$1.388874	$1.579962	0.000
	2006	$1.184338	$1.388874	0.000
	2005	$1.116318	$1.184338	0.000
	2004	$0.928396	$1.116318	0.000
	2003	$1.000000	$0.928396	0.000
Transamerica Multi-Managed Balanced VP – Initial Class(4)	2010	$1.243310	$1.523399	0.000
Subaccount Inception Date May 1, 2002	2009	$0.997234	$1.243310	0.000
	2008	$1.494481	$0.997234	0.000
	2007	$1.332696	$1.494481	0.000
	2006	$1.237092	$1.332696	0.000
	2005	$1.160714	$1.237092	0.000
	2004	$1.057833	$1.160714	0.000
	2003	$1.000000	$1.057833	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(5)	2010	$1.338197	$1.443750	0.000
Subaccount Inception Date May 1, 2002	2009	$1.032458	$1.338197	0.000
	2008	$1.656873	$1.032458	0.000
	2007	$1.414865	$1.656873	0.000
	2006	$1.292368	$1.414865	0.000
	2005	$1.260191	$1.292368	0.000
	2004	$1.127956	$1.260191	0.000
	2003	$1.000000	$1.127956	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010	$1.202573	$1.398595	0.000
Subaccount Inception Date May 1, 2000	2009	$0.942915	$1.202573	0.000
	2008	$1.769136	$0.942915	0.000
	2007	$1.541267	$1.769136	0.000
	2006	$1.436101	$1.541267	0.000
	2005	$1.248282	$1.436101	0.000
	2004	$1.091940	$1.248282	0.000
	2003	$1.000000	$1.091940	0.000

98

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(6)	2010	$1.347642	$1.804780	0.000
Subaccount Inception Date May 2, 2001	2009	$0.997481	$1.347642	0.000
	2008	$1.710005	$0.997481	0.000
	2007	$1.407439	$1.710005	0.000
	2006	$1.356483	$1.407439	0.000
	2005	$1.182204	$1.356483	0.000
	2004	$1.026868	$1.182204	0.000
	2003	$1.000000	$1.026868	0.000
Transamerica AEGON Money Market VP – Initial Class(7)	2010	$1.077875	$1.064042	0.000
Subaccount Inception Date January 1, 1995	2009	$1.090459	$1.077875	0.000
	2008	$1.078853	$1.090459	0.000
	2007	$1.040621	$1.078853	0.000
	2006	$1.006491	$1.040621	0.000
	2005	$0.990971	$1.006491	0.000
	2004	$0.993896	$0.990971	0.000
	2003	$1.000000	$0.993896	0.000
Transamerica AEGON U.S. Government Securities VP – Initial Class(9)	2010	$1.275736	$1.314814	0.000
Subaccount Inception Date June 16, 1995	2009	$1.237053	$1.275736	0.000
	2008	$1.163996	$1.237053	0.000
	2007	$1.111955	$1.163996	0.000
	2006	$1.090697	$1.111955	0.000
	2005	$1.080729	$1.090697	0.000
	2004	$1.059877	$1.080729	0.000
	2003	$1.000000	$1.059877	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial	2010	$1.451334	$1.554192	0.000
Class	2009	$1.167904	$1.451334	0.000
Subaccount Inception Date January 1, 1995	2008	$1.934279	$1.167904	0.000
	2007	$1.695068	$1.934279	0.000
	2006	$1.390238	$1.695068	0.000
	2005	$1.237571	$1.390238	0.000
	2004	$1.080388	$1.237571	0.000
	2003	$1.000000	$1.080388	0.000
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$1.210691	$1.424304	0.000
Subaccount Inception Date January 1, 1995	2009	$0.843426	$1.210691	0.000
	2008	$1.475270	$0.843426	0.000
	2007	$1.368013	$1.475270	0.000
	2006	$1.255965	$1.368013	0.000
	2005	$1.162777	$1.255965	0.000
	2004	$1.044706	$1.162777	0.000
	2003	$1.000000	$1.044706	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$1.134188	$1.499222	0.000
Subaccount Inception Date May 1, 2001	2009	$0.715572	$1.134188	0.000
	2008	$1.349671	$0.715572	0.000
	2007	$1.115871	$1.349671	0.000
	2006	$1.028462	$1.115871	0.000
	2005	$0.968672	$1.028462	0.000
	2004	$0.915881	$0.968672	0.000
	2003	$1.000000	$0.915881	0.000

99

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Initial Class	2010	$1.341624	$1.443418	0.000
Subaccount Inception Date May 1, 2002	2009	$1.084764	$1.341624	0.000
	2008	$1.393535	$1.084764	0.000
	2007	$1.326374	$1.393535	0.000
	2006	$1.227011	$1.326374	0.000
	2005	$1.000000	$1.227011	0.000
Transamerica Asset Allocation - Growth VP – Initial Class	2010	$1.209469	$1.373148	0.000
Subaccount Inception Date May 1, 2002	2009	$0.943304	$1.209469	0.000
	2008	$1.582269	$0.943304	0.000
	2007	$1.486851	$1.582269	0.000
	2006	$1.302034	$1.486851	0.000
	2005	$1.000000	$1.302034	0.000
Transamerica Asset Allocation - Moderate VP – Initial Class	2010	$1.341335	$1.462229	0.000
Subaccount Inception Date May 1, 2002	2009	$1.074425	$1.341335	0.000
	2008	$1.469438	$1.074425	0.000
	2007	$1.378257	$1.469438	0.000
	2006	$1.251752	$1.378257	0.000
	2005	$1.000000	$1.251752	0.000
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2010	$1.293468	$1.440106	123,520.505
Subaccount Inception Date May 1, 2002	2009	$1.021885	$1.293468	123,520.505
	2008	$1.538888	$1.021885	0.000
	2007	$1.445324	$1.538888	0.000
	2006	$1.285492	$1.445324	0.000
	2005	$1.000000	$1.285492	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class	2010	$1.204776	$1.314183	130,015.266
Subaccount Inception Date May 1, 2000	2009	$1.070125	$1.204776	32,160.498
	2008	$1.638984	$1.070125	6,038.582
	2007	$1.586029	$1.638984	6,047.242
	2006	$1.373411	$1.586029	0.000
	2005	$1.000000	$1.373411	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2010	$1.782147	$2.035925	8,530.602
Subaccount Inception Date May 1, 2002	2009	$1.352468	$1.782147	8,540.821
	2008	$2.376670	$1.352468	8,552.397
	2007	$2.579503	$2.376670	8,561.451
	2006	$1.835653	$2.579503	13,660.636
	2005	$1.000000	$1.835653	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class	2010	$0.889633	$1.012004	50,621.823
Subaccount Inception Date May 2, 1997	2009	$0.695084	$0.889633	80,871.006
	2008	$1.123403	$0.695084	94,033.501
	2007	$1.088148	$1.123403	116,932.845
	2006	$0.955422	$1.088148	82,592.509
	2005	$1.000000	$0.955422	49,854.000
Transamerica Jennison Growth VP – Initial Class	2010	$0.884015	$0.980165	105,020.891
Subaccount Inception Date December 13, 1996	2009	$0.634782	$0.884015	15,699.102
	2008	$1.020357	$0.634782	15,736.073
	2007	$0.926507	$1.020357	22,742.331
	2006	$0.919997	$0.926507	29,119.158
	2005	$1.000000	$0.919997	24,001.000

100

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Capital Growth VP – Initial Class(2)	2010	$0.965218	$1.214860	0.000
Subaccount Inception Date May 1, 2000	2009	$0.764045	$0.965218	0.000
	2008	$1.215742	$0.764045	0.000
	2007	$1.218398	$1.215742	0.000
	2006	$1.040511	$1.218398	0.000
	2005	$1.000000	$1.040511	0.000
Transamerica AEGON High Yield Bond VP – Initial Class	2010	$1.483913	$1.647887	2,908.337
Subaccount Inception Date June 21, 1999	2009	$1.020431	$1.483913	2,916.915
	2008	$1.381306	$1.020431	2,926.523
	2007	$1.373205	$1.381306	5,667.223
	2006	$1.253150	$1.373205	0.000
	2005	$1.000000	$1.253150	0.000
Transamerica MFS International Equity VP – Initial Class	2010	$1.098102	$1.198383	0.000
Subaccount Inception Date May 1, 2001	2009	$0.837955	$1.098102	0.000
	2008	$1.311199	$0.837955	0.000
	2007	$1.216347	$1.311199	0.000
	2006	$1.000666	$1.216347	0.000
	2005	$1.000000	$1.000666	0.000
Transamerica PIMCO Total Return VP – Initial Class	2010	$1.386905	$1.468334	537.431
Subaccount Inception Date May 1, 2002	2009	$1.210180	$1.386905	539.902
	2008	$1.260541	$1.210180	542.739
	2007	$1.171534	$1.260541	10,129.876
	2006	$1.138214	$1.171534	0.000
	2005	$1.000000	$1.138214	0.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2010	$1.081922	$1.436428	0.000
Subaccount Inception Date May 1, 2000	2009	$0.789781	$1.081922	0.000
	2008	$1.254462	$0.789781	0.000
	2007	$1.158869	$1.254462	0.000
	2006	$1.132689	$1.158869	0.000
	2005	$1.000000	$1.132689	0.000
Transamerica Multi-Managed Balanced VP – Initial Class(4)	2010	$1.248058	$1.529974	0.000
Subaccount Inception Date May 1, 2002	2009	$1.000543	$1.248058	0.000
	2008	$1.498683	$1.000543	0.000
	2007	$1.335781	$1.498683	0.000
	2006	$1.239342	$1.335781	0.000
	2005	$1.000000	$1.239342	0.000
Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(5)	2010	$1.343302	$1.449976	0.000
Subaccount Inception Date May 1, 2002	2009	$1.035882	$1.343302	0.000
	2008	$1.661544	$1.035882	0.000
	2007	$1.418146	$1.661544	0.000
	2006	$1.294720	$1.418146	0.000
	2005	$1.000000	$1.294720	0.000
Transamerica WMC Diversified Growth VP – Initial Class	2010	$0.959353	$1.116284	130,185.492
Subaccount Inception Date May 1, 2000	2009	$0.751847	$0.959353	146,106.331
	2008	$1.409942	$0.751847	159,591.103
	2007	$1.227724	$1.409942	197,099.338
	2006	$1.143396	$1.227724	124,662.002
	2005	$1.000000	$1.143396	0.000

101

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(6)	2010	$1.600591	$2.144594	0.000
Subaccount Inception Date May 2, 2001	2009	$1.184124	$1.600591	0.000
	2008	$2.028961	$1.184124	1,571.210
	2007	$1.669130	$2.028961	1,573.463
	2006	$1.607904	$1.669130	0.000
	2005	$1.000000	$1.607904	0.000
Transamerica AEGON Money Market VP – Initial Class(7)	2010	$1.094790	$1.081306	0.000
Subaccount Inception Date January 1, 1995	2009	$1.107014	$1.094790	0.000
	2008	$1.094695	$1.107014	3,788.167
	2007	$1.055380	$1.094695	3,795.746
	2006	$1.020274	$1.055380	0.000
	2005	$1.000000	$1.020274	0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(8)	2010	$1.686857	$2.172744	120,121.218
Subaccount Inception Date January 1, 1995	2009	$1.192595	$1.686857	120,164.570
	2008	$2.042093	$1.192595	130,365.563
	2007	$1.657650	$2.042093	133,419.182
	2006	$1.421656	$1.657650	55,649.194
	2005	$1.000000	$1.421656	21,203.000
Transamerica AEGON U.S. Government Securities VP – Initial Class(9)	2010	$1.304088	$1.344691	0.000
Subaccount Inception Date June 16, 1995	2009	$1.263925	$1.304088	0.000
	2008	$1.188702	$1.263925	3,812.614
	2007	$1.134988	$1.188702	3,820.239
	2006	$1.112738	$1.134988	0.000
	2005	$1.000000	$1.112738	0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class	2010	$1.203254	$1.289168	20,020.076
Subaccount Inception Date January 1, 1995	2009	$0.967802	$1.203254	20,037.173
	2008	$1.602061	$0.967802	29,379.807
	2007	$1.403238	$1.602061	29,417.215
	2006	$1.150322	$1.403238	42,488.649
	2005	$1.000000	$1.150322	29,073.000
Transamerica Multi Managed Large Cap Core VP – Initial Class	2010	$1.107576	$1.303628	17,098.019
Subaccount Inception Date January 1, 1995	2009	$0.771208	$1.107576	17,098.019
	2008	$1.348278	$0.771208	17,098.019
	2007	$1.249638	$1.348278	17,098.019
	2006	$1.146722	$1.249638	29,525.647
	2005	$1.000000	$1.146722	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	2010	$0.838670	$1.109148	0.000
Subaccount Inception Date May 1, 2001	2009	$0.528867	$0.838670	0.000
	2008	$0.997022	$0.528867	0.000
	2007	$0.823890	$0.997022	0.000
	2006	$0.758974	$0.823890	0.000
	2005	$1.000000	$0.758974	0.000
Invesco V.I. Basic Value Fund – Series II Shares	2010	$0.881600	$0.931187	2,639.707
Subaccount Inception Date May 1, 2002	2009	$0.604186	$0.881600	2,658.315
	2008	$1.271980	$0.604186	2,677.626
	2007	$1.270636	$1.271980	2,701.878
	2006	$1.139065	$1.270636	0.000
	2005	$1.000000	$1.139065	0.000

102

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Capital Appreciation Fund – Series II Shares	2010	$0.891339	$1.014197	0.000
Subaccount Inception Date May 1, 2002	2009	$0.747594	$0.891339	0.000
	2008	$1.319374	$0.747594	0.000
	2007	$1.195666	$1.319374	0.000
	2006	$1.141419	$1.195666	0.000
	2005	$1.000000	$1.141419	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2010	$0.878204	$0.978382	3,559.318
Subaccount Inception Date May 1, 2001	2009	$0.738833	$0.878204	3,582.663
	2008	$1.261449	$0.738833	3,607.264
	2007	$1.218097	$1.261449	6,882.984
	2006	$1.054234	$1.218097	0.000
	2005	$1.000000	$1.054234	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2010	$0.766396	$0.831363	0.000
Subaccount Inception Date May 1, 2001	2009	$0.565961	$0.766396	0.000
	2008	$0.952272	$0.565961	0.000
	2007	$0.848701	$0.952272	0.000
	2006	$0.864830	$0.848701	0.000
	2005	$1.000000	$0.864830	0.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2010	$1.354615	$1.564362	47,688.153
Subaccount Inception Date May 1, 2000	2009	$1.012451	$1.354615	47,688.153
	2008	$1.788832	$1.012451	47,688.153
	2007	$1.544135	$1.788832	54,756.448
	2006	$1.402996	$1.544135	0.000
	2005	$1.000000	$1.402996	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2010	$0.968848	$1.099640	620,489
Subaccount Inception Date May 1, 2000	2009	$0.755259	$0.968848	623.339
	2008	$1.337242	$0.755259	626.617
	2007	$1.337042	$1.337242	3,470.643
	2006	$1.128753	$1.337042	0.000
	2005	$1.000000	$1.128753	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2010	$0.719468	$0.880152	0.000
Subaccount Inception Date May 1, 2001	2009	$0.569269	$0.719468	0.000
	2008	$1.093944	$0.569269	0.000
	2007	$0.874541	$1.093944	0.000
	2006	$0.830834	$0.874541	0.000
	2005	$1.000000	$0.830834	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2010	$1.865781	$2.369263	45,716.904
Subaccount Inception Date May 1, 2000	2009	$1.351755	$1.865781	45,716.904
	2008	$2.266360	$1.351755	45,716.904
	2007	$1.989658	$2.266360	48,791.087
	2006	$1.792176	$1.989658	0.000
	2005	$1.000000	$1.792176	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2010	$1.180361	$1.472847	0.000
Subaccount Inception Date May 1, 2002	2009	$0.760482	$1.180361	0.000
	2008	$1.580730	$0.760482	0.000
	2007	$1.517999	$1.580730	0.000
	2006	$1.324841	$1.517999	0.000
	2005	$1.000000	$1.324841	0.000
Franklin Income Securities Fund – Class 2	2010	$0.903723	$1.005682	0.000
Subaccount Inception Date May 1, 2007	2009	$0.674813	$0.903723	0.000
	2008	$0.971353	$0.674813	0.000
	2007	$1.000000	$0.971353	0.000

103

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund – Class 2	2010	$0.746489	$0.819803	0.000
Subaccount Inception Date May 1, 2007	2009	$0.599635	$0.746489	0.000
	2008	$0.965403	$0.599635	0.000
	2007	$1.000000	$0.965403	0.000
Templeton Foreign Securities Fund – Class 2	2010	$0.852876	$0.913165	0.000
Subaccount Inception Date May 1, 2007	2009	$0.630121	$0.852876	0.000
	2008	$1.070130	$0.630121	0.000
	2007	$1.000000	$1.070130	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2010	$1.053799	$1.136914	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.053799	0.000
JPMorgan Insurance Trust International Equity Portfolio	2010	$1.420219	$1.503124	0.000
Subaccount Inception Date April 27, 2009	2009	$1.000000	$1.420219	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio	2010	$1.352727	$1.517421	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.352727	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$1.352727	$1.603270	40,389.121
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.314897	40,389.121
JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$1.323602	$1.661890	0.000
Subaccount Inception Date April 23, 2009	2009	$1.000000	$1.323602	0.000
Janus Aspen - Enterprise Portfolio – Service Shares	2010	$1.019736	$1.264171	0.000
Subaccount Inception Date October 9, 2000	2009	$0.714794	$1.019736	0.000
	2008	$1.289164	$0.714794	0.000
	2007	$1.072245	$1.289164	0.000
	2006	$0.958132	$1.072245	0.000
	2005	$1.000000	$0.958132	0.000
Janus Aspen - Worldwide Portfolio – Service Shares	2010	$0.751573	$0.857507	0.000
Subaccount Inception Date October 9, 2000	2009	$0.553819	$0.751573	0.000
	2008	$1.016044	$0.553819	0.000
	2007	$0.940727	$1.016044	0.000
	2006	$0.807605	$0.940727	0.000
	2005	$1.000000	$0.807605	0.000
MFS® New Discovery Series – Service Class	2010	$1.161385	$1.559306	0.000
Subaccount Inception Date May 1, 2002	2009	$0.721754	$1.161385	0.000
	2008	$1.208354	$0.721754	0.000
	2007	$1.196609	$1.208354	0.000
	2006	$1.072810	$1.196609	0.000
	2005	$1.000000	$1.072810	0.000
MFS® Total Return Series – Service Class	2010	$1.180963	$1.278746	0.000
Subaccount Inception Date May 1, 2002	2009	$1.015691	$1.180963	0.000
	2008	$1.323958	$1.015691	0.000
	2007	$1.289840	$1.323958	0.000
	2006	$1.169929	$1.289840	0.000
	2005	$1.000000	$1.169929	0.000

(1)	Formerly known as Transamerica Foxhall Global Hard Assets VP.
(2)	Formerly known as Transamerica Focus VP.
(3)	Formerly known as Transamerica Diversified Equity VP.
(4)	Formerly known as Transamerica Balanced VP.
(5)	Formerly known as Transamerica Convertible Securities VP.
(6)	Formerly known as Transamerica Growth Opportunities VP.
(7)	Formerly known as Transamerica Money Market VP.
(8)	Formerly known as Transamerica Small/Mid Cap Value VP.
(9)	Formerly known as Transamerica U.S. Government Securities VP.

104

CONDENSED FINANCIAL INFORMATION — (Continued)

Transamerica AEGON Active Asset Allocation - Conservative VP, Transamerica AEGON Active Asset Allocation - Moderate VP, Transamerica AEGON Active Asset Allocation - Moderate Growth VP, Transamerica JPMorgan Core Bond VP, Transamerica JPMorgan Tactical Allocation VP, and Transamerica PIMCO Real Return TIPS VP had not commenced operations as of December 31, 2010, therefore, comparable data is not available.

105

APPENDIX

OA METHOD TRANSFERS

To make the Retirement Income Choice 1.2 Benefit available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the OA Subaccount. We determine the amount and timing of OA Method transfers between the investment options and the OA Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the OA Subaccount. Based on this calculation, transfers into or out of the OA Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in OA Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

where:

e	=	Base of the Natural Logarithm

NormDist	=	Cumulative Standard Normal Distribution

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln	=	Natural Logarithm Function

G	=	Guarantee Ratio

R	=	Rate

F	=	Fees

V	=	Volatility

T	=	Time

After calculating d1, the percent of policy value required in the OA Subaccount can be calculated. Once calculated, appropriate transfers into or out of the OA Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the OA Subaccount.

The GUARANTEE RATIO is the policy value divided by the greater of (1) premiums minus any adjusted partial withdrawals or (2) present value of rider withdrawal amount (the present value of the rider amount looks at the sum of the expected lifetime payments discounted using a factor of [5.5]).

106

OA METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the OA Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the RIC 1.2 rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE OA SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the OA Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example, we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000, producing a guarantee ratio of 90% ($90,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio	=	90%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

Percentage of policy value in fixed account = 15%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

First we calculate d1.

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

107

OA METHOD TRANSFERS — (Continued)

d1	=	.658832

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1-NormDist(d1))

DOA	=	min(.20, (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832)))

DOA	=	min(20%, 13.9948%)

DOA	=	13.9948%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the lower threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X	=	max (0, DOA– (OA% = FA% / 3)

X	=	max (0, 13.9948% – (0% = 15% / 3)

X	=	max (0, 13,9948% – 5%)

X	=	8.9948%

Therefore, 8.9948% of the policy value is transferred to the OA Subaccount, resulting in a total transfer of $8,095.32.

Day 2: Policy Value Recovers to 95% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000, it recovered the next day to $95,000 producing a guarantee ratio of 95% ($95,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio	=	95%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

Percentage of policy value in fixed account = 14%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

Percentage of policy value in OA Subaccount = 8%

First we calculate d1.

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(.95)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	.779732

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

108

OA METHOD TRANSFERS — (Continued)

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e- Dividend*Time *(1 - NormDist(d1)))

DOA	=	min(.20, (2.718282 ^ -.03 * 20) * (1 – NormDist(.779732)))

DOA	=	min(20%, 11.9517%)

DOA	=	11.9517%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the upper threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X	=	min (OA%, max(0, OA% = FA% / 3 – DOA%))

X	=	min(8%, max(0, 8% + 14% / 3 – 11.9517%))

X	=	min(8%, max(0, 0.714967%))

X	=	0.714967%

Therefore, due to the policy value recovery, 0.714967% of the policy value will be transferred out of the OA Subaccount pro rata back into their current investment options, resulting in a total transfer of $679.22.

Day 3: Policy Value further recovers to 105% of Initial Value

For purposes of this example we will assume that after the policy value recovered to $95,000, it further recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio	=	105%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

Percentage of policy value in fixed account = 13%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

Percentage of policy value in OA Subaccount = 6%

First we calculate d1.

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	1.003524

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

109

OA METHOD TRANSFERS — (Continued)

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1 - NormDist(d1)))

DOA	=	min(.20, (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524)))

DOA	=	min(20%, 8.6605%)

DOA	=	8.6605%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the upper threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X	=	min (OA%, max(0, OA% = FA% / 3 – DOA%))

X	=	min(6%, max(0, 6% + 13% / 3 – 8.6605%))

X	=	min(6%, max(0, 1.67283%))

X	=	1.67283%

While the mathematical model would suggest we transfer only a portion of the policy value in the OA Subaccount into your investment options (leaving 4.32717% (6% - 1.67283%) in the OA Subaccount), all of the policy value in the OA Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the OA Subaccount.

110

APPENDIX

PAM METHOD TRANSFERS

To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:

Percent of Policy Value required in PAM Subaccount (or X) =

e-Dividend*Time *(1- NormDist(d1))

where:

e	=	Base of the Natural Logarithm

NormDist	=	Cumulative Standard Normal Distribution

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln	=	Natural Logarithm Function

	=	Guarantee Ratio

R	=	Rate

F	=	Fees

V	=	Volatility

T	=	Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

111

PAM METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio	=	90%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

First we calculate d1.

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	.658832

112

PAM METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X	=	(2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X	=	13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio	=	105%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

First we calculate d1.

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

113

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2010, 2009 and 2008

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2010, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2010.

A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010, 2009, and 2008 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities.

April 11, 2011

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2010	2009
Admitted assets
Cash and invested assets:
Bonds	$8,064,065	$7,954,681
Preferred stocks	1,610	3,037
Common stocks
Affiliated entities (cost: 2010 - $4,595; 2009 - $ 4,402)	5,545	4,685
Unaffiliated (cost: 2010 - $3,041; 2009 - $ 2,731)	7,046	3,965
Mortgage loans on real estate	769,469	966,783
Policy loans	62,379	59,654
Cash, cash equivalents and short-term investments	138,349	215,352
Derivatives	52,246	46,824
Other invested assets	102,408	112,450
Receivables for securities	7,973	—
Securities lending reinvested collateral assets	476,851	—

Total cash and invested assets	9,687,941	9,367,431
Premiums deferred and uncollected	70,080	73,836
Due and accrued investment income	100,638	98,730
Net deferred income tax asset	66,106	45,545
Reinsurance receivable	18,832	14,641
Federal income tax recoverable	33,781	6,520
Receivable from parent, subsidiaries and affiliates	19,748	68,940
Accounts receivable	29,484	24,280
Estimated premium tax offset on the provision for future guarantee fund assessments	16,000	—
Other admitted assets	2,717	2,899
Separate account assets	14,267,158	11,234,250

Total admitted assets	$24,312,485	$20,937,072

3

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2010	2009
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,163,481	$1,081,922
Annuity	6,715,284	6,934,802
Accident and health	118,911	110,687
Policy and contract claim reserves:
Life	62,607	69,745
Annuity	377	616
Accident and health	24,711	15,679
Liability for deposit-type contracts	124,817	160,093
Other policyholders’ funds	939	821
Transfers to separate accounts due or accrued	42,634	15,477
Remittances and items not allocated	173,769	142,534
Asset valuation reserve	110,118	88,989
Interest maintenance reserve	86,084	52,358
Funds held under coinsurance and other reinsurance treaties	139	222
Reinsurance in unauthorized companies	1,407	3,718
Commissions and expense allowances payable on reinsurance assumed	10,970	11,244
Payable for securities	528	55,073
Payable to parent, subsidiaries and affiliates	24,029	26,480
Derivatives	12,568	10,214
Payable for securities lending	476,851	—
Taxes, licenses and fees due or accrued	26,518	4,151
Payable for derivative cash collateral	35,079	—
Deferred gain on assumption of reinsurance transaction	22,834	—
Other liabilities	16,926	15,072
Separate account liabilities	14,266,237	11,225,549

Total liabilities	23,517,818	20,025,446
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Aggregate write-ins for other than special surplus funds	31,476	27,585
Surplus notes	150,000	150,000
Paid-in surplus	849,460	849,460
Special surplus	4,581	3,753
Unassigned deficit	(243,350)	(121,672)

Total capital and surplus	794,667	911,626

Total liabilities and capital and surplus	$24,312,485	$20,937,072

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$394,883	$386,415	$380,506
Annuity	4,664,761	3,871,445	4,161,192
Accident and health	85,634	70,664	55,625
Net investment income	506,127	505,584	465,217
Amortization of interest maintenance reserve	10,260	2,280	3,803
Commissions and expense allowances on reinsurance ceded	60,476	56,903	58,708
Income from fees associated with investment management, administration and contract guarantees for separate accounts	92,604	73,404	67,062
Consideration on reinsurance transaction	—	1,135	30,375
Assumption reinsurance gain	53,413	—	—
Other income	15,089	19,256	15,373

	5,883,247	4,987,086	5,237,861
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	306,149	303,056	307,113
Annuity benefits	99,443	92,860	98,944
Surrender benefits	3,045,837	2,221,500	2,727,901
Other benefits	10,637	14,680	15,351
Increase (decrease) in aggregate reserves for policies and contracts:
Life	136,548	61,506	35,730
Annuity	(289,567)	71,743	1,195,782
Accident and health	8,224	4,035	70,718

	3,317,271	2,769,380	4,451,539
Insurance expenses:
Commissions	144,196	139,330	155,498
General insurance expenses	115,675	120,464	125,036
Taxes, licenses and fees	15,895	7,656	7,761
Net transfers to separate accounts	2,077,696	1,367,434	877,216
Experience refunds	12,074	31,650	8,160
Interest on surplus notes	9,375	9,375	6,250
Other expenses (benefits)	(3,354)	(9,572)	6,560

	2,371,557	1,666,337	1,186,481

Total benefits and expenses	5,688,828	4,435,717	5,638,020

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	194,419	551,369	(400,159)
Dividends to policyholders	—	17	3

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	194,419	551,352	(400,162)
Federal income tax expense (benefit)	58,571	40,971	(25,620)

Gain (loss) from operations before net realized capital gains (losses) on investments	135,848	510,381	(374,542)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts tranferred to interest maintenance reserve)	(65,499)	(185,003)	27,212

Net income (loss)	$70,349	$325,378	$(347,330)

See accompanying notes.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Surplus/ (Deficit)	Total Capital and Surplus
Balance at January 1, 2008	$2,058	$442	$—	$—	$601,519	$3,791	$205,485	$813,295
Net loss	—	—	—	—	—	(1,556)	(345,774)	(347,330)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	134,817	134,817
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	—	(20)	(20)
Change in nonadmitted assets	—	—	—	—	—	—	(45,718)	(45,718)
Change in asset valuation reserve	—	—	—	—	—	—	17,288	17,288
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	(6,668)	(6,668)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(42,622)	(42,622)
Surplus contributed to separate account	—	—	—	—	—	—	(249)	(249)
Other changes in surplus in separate account statement	—	—	—	—	—	—	15,257	15,257
Capital contribution	—	—	—	—	250,000	—	—	250,000
Dividends to stockholders	—	—	—	—	—	—	(300,000)	(300,000)
Change in net deferred income tax asset	—	—	—	—	—	—	98,934	98,934
Change in surplus as result of reinsurance	—	—	—	—	—	—	(995)	(995)
Change in surplus notes	—	—	—	150,000	—	—	—	150,000
Correction of an error - Guaranteed Minimum Withdrawal Benefits reserves	—	—	—	—	—	—	38,457	38,457
Correction of interest on taxes	—	—	—	—	—	—	368	368
Change in deferred premiums - reserve valuation change	—	—	—	—	—	—	(11,686)	(11,686)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	(2,044)	—	—	(2,044)

Balance at December 31, 2008	2,058	442	—	150,000	849,475	2,235	(243,126)	761,084
Cumulative effect of change in accounting principles	—	—	—	—	—	—	(5,198)	(5,198)
Net income	—	—	—	—	—	1,518	323,860	325,378
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	(129,137)	(129,137)
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	—	(3)	(3)
Change in nonadmitted assets	—	—	—	—	—	—	16,240	16,240
Change in asset valuation reserve	—	—	—	—	—	—	(5,098)	(5,098)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	22,417	22,417
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	4,577	4,577
Surplus contributed to separate account	—	—	—	—	—	—	(22)	(22)
Other changes in surplus in separate account statement	—	—	—	—	—	—	(9,257)	(9,257)
Change in net deferred income tax asset	—	—	—	—	—	—	(95,930)	(95,930)
Change in surplus as result of reinsurance	—	—	—	—	—	—	(995)	(995)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	27,585	—	—	—	—	27,585
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	(15)	—	—	(15)

Balance at December 31, 2009	$2,058	$442	$27,585	$150,000	$849,460	$3,753	$(121,672)	$911,626

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Surplus/ (Deficit)	Total Capital and Surplus
Balance at December 31, 2009	$2,058	$442	$27,585	$150,000	$849,460	$3,753	$(121,672)	$911,626
Cumulative effect of change in accounting principles	—	—	—	—	—	—	601	601
Net income	—	—	—	—	—	828	69,521	70,349
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	4,775	4,775
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	—	(2)	(2)
Change in nonadmitted assets	—	—	—	—	—	—	6,559	6,559
Change in asset valuation reserve	—	—	—	—	—	—	(21,129)	(21,129)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	2,311	2,311
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(3,001)	(3,001)
Surplus contributed to separate account	—	—	—	—	—	—	(547)	(547)
Other changes in surplus in separate account statement	—	—	—	—	—	—	610	610
Change in net deferred income tax asset	—	—	—	—	—	—	24,065	24,065
Change in surplus as result of reinsurance	—	—	—	—	—	—	(995)	(995)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	3,891	—	—	—	—	3,891
Change in deferred premium due to valuation adjustment	—	—	—	—	—	—	(4,446)	(4,446)
Dividends to stockholders	—	—	—	—	—	—	(200,000)	(200,000)

Balance at December 31, 2010	$2,058	$442	$31,476	$150,000	$849,460	$4,581	$(243,350)	$794,667

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Operating activities
Premiums collected, net of reinsurance	$5,148,268	$4,324,182	$4,599,638
Net investment income	521,507	500,581	461,860
Miscellaneous income	170,094	152,004	175,253
Benefit and loss related payments	(3,490,532)	(2,776,934)	(3,192,336)
Net transfers to separate accounts	(2,050,540)	(1,364,038)	(850,932)
Commissions, expenses paid and aggregate write-ins for deductions	(259,124)	(311,940)	(307,351)
Dividends paid to policyholders	—	(17)	(3)
Federal and foreign income taxes recovered (paid)	(110,673)	36,010	(46,009)

Net cash provided by (used in) operating activities	(71,000)	559,848	840,120
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,047,327	2,337,461	2,285,133
Preferred stock	1,700	499	6,004
Common stock	2,909	1,153	9,081
Mortgage loans	187,431	190,321	59,130
Real estate	—	4,950	—
Other invested assets	17,733	7,481	34,149
Miscellaneous proceeds	971	56,901	62,843

Total investment proceeds	3,258,071	2,598,766	2,456,340
Costs of investments acquired:
Bonds	(3,120,465)	(3,674,181)	(3,079,265)
Preferred stock	—	(997)	(7,927)
Common stock	(2,535)	(3,462)	(3,657)
Mortgage loans	(46)	(1,206)	(59,840)
Real estate	—	—	(5,006)
Other invested assets	(487,925)	(7,166)	(67,664)
Miscellaneous applications	(103,341)	(148,504)	(4,781)

Total cost of investments acquired	(3,714,312)	(3,835,516)	(3,228,140)
Net increase in policy loans	(2,794)	(2,685)	(7,105)

Net cost of investments acquired	(3,717,106)	(3,838,201)	(3,235,245)

Net cash used in investing activities	(459,035)	(1,239,435)	(778,905)

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	$(42,174)	$(158,504)	$74,461
Dividends to stockholders	(200,000)	—	(300,000)
Capital contribution	—	—	250,000
Surplus notes	—	—	150,000
Funds withheld under reinsurance treaties with unauthorized reinsurers	(83)	840	8,223
Receivable from parent, subsidiaries and affiliates	49,192	(4,751)	(42,072)
Payable to parent, subsidiaries and affiliates	(2,451)	(23,225)	(13,258)
Payable for securities lending	476,851	—	—
Other cash provided	171,697	140,150	11,632

Net cash provided by (used in) financing and miscellaneous activities	453,032	(45,490)	138,986

Net increase (decrease) in cash, cash equivalents and short-term investments	(77,003)	(725,077)	200,201
Cash, cash equivalents and short-term investments:
Beginning of year	215,352	940,429	740,228

End of year	$138,349	$215,352	$940,429

See accompanying notes.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, LLC. (AEGON) and minority owned by Transamerica Life Insurance Company (TLIC). Both AEGON and TLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with the changes in fair value reported in income.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Securities Lending Assets and Liabilities: Beginning December 31, 2010, for securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Prior to 2010, cash collateral received from securities lending was not recorded on the Company’s balance sheet because the cash collateral was restricted. Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed by the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets, amounts recoverable from reinsurers and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Common stocks of unaffiliated companies are reported at fair value and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2010 and 2009, the Company excluded investment income due and accrued of $262 and $292, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to fair value on a daily basis, and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $4,117,105, $2,761,937 and $2,674,704, in 2010, 2009 and 2008, respectively. In addition, the Company received $92,604, $73,404 and $67,062, in 2010, 2009 and 2008, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

During 2010, the Company reported an increase in reserves on account of changes in valuation bases of $3,001. One of the Company’s operating divisions converted from a spreadsheet-based balance rollforward method of valuation of single premium group annuity (SPGA) products to a seriatim valuation using a software package capable of making these calculations. This change in valuation process resulted in an increase in reserves of $1,144. The remaining $1,857 increase in reserves corresponds to continued enhancements to existing valuation platforms as well as ongoing efforts to convert from client based reserves to in-house seriatim calculations using the Prophet valuation system in another of the Company’s operating divisions. Related to this change was a corresponding decrease in the deferred premium asset of $4,446. The changes in reserves and deferred premium asset have been charged directly to unassigned surplus.

During 2009, the Company implemented an improved valuation method for SPGA products. The prior method approximated the reserve using a spreadsheet-based balance rollforward. The current method is a seriatim valuation using a software package capable of making these calculations. The change in valuation process resulted in a decrease in reserves in the amount of $4,577. The change in reserves has been charged directly to unassigned surplus.

During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements. Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes. The new method calculates the reserves directly (using Prophet) based on the current in force. The change in valuation process resulted in an increase in reserves in the amount of $42,622, with a corresponding decrease in deferred premiums of $11,686. The change in reserves has been charged directly to unassigned surplus.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2010 and 2009 was $780 and $410, respectively.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company incurred $1,353 and paid $982 of claim adjustment expenses during 2010, of which $427 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $990 and paid $1,030 of claim adjustment expenses during 2009, of which $511 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years during 2010 or 2009.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. No stock options were issued during 2010 or 2009.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded no benefit or expense related to these plans for the year ended December 31, 2010. The Company recorded a benefit of $15 and $2,049 for the years ended December 31, 2009 and 2008, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $5 for the year ended December 31, 2008. The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2010 or 2009.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Recent Accounting Pronouncements

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet. Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets). A separate liability is established to record the obligation to return the cash collateral (payable for securities lending). This change in accounting principle increased assets and liabilities by $476,851 with no impact to surplus. See Note 9 for further details.

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $37,735, an increase to liabilities of $37,134 and a net increase to surplus of $601.

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements, including recent modifications and clarifications made to the standard. This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements. The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position. See Note 3 for further details.

During 2010, revisions were adopted to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR / IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes have an effective date of January 1, 2011 and are to be applied on a prospective basis.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2010, revisions were made to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The revised definitions will most likely result in more securities being accounted for under SSAP No. 43R. Companies are to prospectively apply the clarified guidance effective January 1, 2011. The Company is in the process of determining the impact of these changes.

Effective September 30, 2009, the Company adopted SSAP No. 43R. This statement establishes statutory accounting principles for investments in loan-backed and structured securities. The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $7,998 ($5,198 net of tax), which includes impairments of $9,373 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $1,375, which have been removed from the component of change in net unrealized gains/losses.

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company computed deferred income taxes in accordance with SSAP No. 10. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009. As a result of this election, surplus increased by a cumulative effect of $31,476 and $27,585 at December 31, 2010 and 2009, respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2010 and 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 16 for further discussion of the Company’s consideration of subsequent events.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s previously impaired investments were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financial statements at adoption.

Reclassifications

Certain reclassifications have been made to the 2009 and 2008 financial statements to conform to the 2010 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short term and long term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services, and internal models.

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$107,949	$107,949	$109,752	$109,752
Short-term notes receivable from affiliates	30,400	30,400	105,600	105,600
Bonds, other than affiliates	8,064,065	8,311,712	7,954,681	7,864,587
Preferred stocks, other than affiliates	1,610	2,247	3,037	3,352
Common stocks, other than affiliates	7,046	7,046	3,965	3,965
Mortgage loans on real estate, other than affiliates	745,073	773,720	941,918	928,063
Other invested assets	15,363	14,941	20,931	17,965
Interest rate swaps	51,036	54,481	43,318	48,865
Currency swaps	—	330	—	—
Credit default swaps	—	19	—	29
Foreign currency forward	1,210	1,210	3,506	3,506
Policy loans	62,379	62,379	59,654	59,654
Securities lending reinvested collateral	476,851	475,923	—	—
Receivable from parent, subsidiaries and affiliates	19,748	19,748	68,940	68,940
Separate account assets	14,267,158	14,240,052	11,234,250	11,140,979
Liabilities
Investment contract liabilities	6,050,604	5,992,240	6,359,618	6,286,126
Interest rate swaps	11,688	11,734	7,474	8,707
Currency swaps	403	—	1,933	1,709
Credit default swaps	—	—	338	338
Foreign currency forward	477	477	469	469
Payable to parent, subsidiaries and affiliates	24,029	24,029	26,480	26,480
Separate account annuity liabilities	13,834,208	13,894,988	10,943,999	10,986,803
Surplus notes	150,000	144,020	150,000	142,923

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

Fair Value Measurements

During 2010, amendments were made to SSAP No. 100 to eliminate the requirement to differentiate and report fair value measurements on separate recurring and non-recurring schedules. Instead, for December 31, 2010, all fair value measurements will be reported on a single schedule by class. The 2009 schedules were not required to be restated.

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2010:

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$7,773	$15,866	$23,639

Total bonds	—	7,773	15,866	23,639
Common stock
Industrial and miscellaneous	2,915	—	4,131	7,046

Total common stock	2,915	—	4,131	7,046
Short-term investments
Government	—	1	—	1
Money market mutual fund	—	115,467	—	115,467

Total short-term	—	115,468	—	115,468
Derivative assets	—	50,443	—	50,443

Total derivative assets	—	50,443	—	50,443

Separate account assets	5,122,374	3,057,322	—	8,179,696

Total assets at fair value	$5,125,289	$3,231,006	$19,997	$8,376,292

Liabilities:
Derivative liabilities	$—	$(9,375)	$—	$(9,375)

Total liabilities at fair value	$—	$(9,375)	$—	$(9,375)

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Bonds classified in Level 2 are valued using inputs from third party pricing services or corroborated broker quotes. Level 3 measurements for bonds are primarily those valued using non-corroborated broker quotes or internal modeling.

Common stock in Level 3 is comprised primarily of warrants valued using non-corroborated broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

For derivatives, those classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

The following table summarizes the changes in assets classified in Level 3 for 2010:

	Balance at January 1, 2010	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income	Total Gains and (Losses) Included in Surplus	Purchases, Issuances, Sales and Settlements	Balance at December 31, 2010
Bonds
RMBS	$4,823	$17	$—	$(117)	$17	$(1,099)	$3,641
ABS	—	17,312	—	(420)	(3,236)	(1,431)	12,225
Common stock	—	1,695	—	—	2,315	121	4,131

Total	$4,823	$19,024	$—	$(537)	$(904)	$(2,409)	$19,997

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010.

Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009. The valuation of those warrants changed at December 31, 2010 to using non-corroborated broker quotes.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

The following table provides information about the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2009:

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$2,270	$1,695	$—	$3,965
Short-term investments	—	116,632	—	116,632
Derivative assets	—	38,383	—	38,383
Separate account assets	4,212,883	2,109,264	—	6,322,147

Total assets	$4,215,153	$2,265,974	$—	$6,481,127

During 2009, the Company did not report any assets in Level 3 on a recurring basis.

Assets measured at fair value on a non-recurring basis

For the year ended December 31, 2009, the Company reported certain assets and liabilities at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company reported the following financial instruments at fair value on a non-recurring basis:

Description	December 31, 2009	Level 1	Level 2	Level 3	Gains (Losses)
Fixed maturities	$8,467	$—	$3,645	$4,823	$(10,260)
Derivative liabilities	17	—	17	—	—

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stocks are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$486,302	$2,168	$3,254	$5,741	$479,475
State, municipal and other government	145,911	8,784	6,829	490	147,376
Hybrid securities	152,074	4,408	12,570	—	143,912
Industrial and miscellaneous	5,595,580	310,607	5,757	27,971	5,872,459
Mortgage and other asset-backed securities	1,684,198	59,792	70,904	4,596	1,668,490

	8,064,065	385,759	99,314	38,798	8,311,712
Unaffiliated preferred stocks	1,610	1,144	507	—	2,247

	$8,065,675	$386,903	$99,821	$38,798	$8,313,959

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$621,435	$1,205	$8,079	$24,559	$590,002
State, municipal and other government	132,885	5,538	11,816	804	125,803
Hybrid securities	184,443	2,375	26,192	—	160,626
Industrial and miscellaneous	4,925,135	203,564	23,434	13,473	5,091,792
Mortgage and other asset-backed securities	2,090,783	24,706	215,129	3,996	1,896,364

	7,954,681	237,388	284,650	42,832	7,864,587
Unaffiliated preferred stocks	3,037	862	547	—	3,352

	$7,957,718	$238,250	$285,197	$42,832	$7,867,939

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 161 and 336 securities with a carrying amount of $729,807 and $1,651,066 and an unrealized loss of $99,821 and $285,197 with an average price of 86.3 and 82.7 (fair value/amortized cost). Of this portfolio, 67.24% and 75.83% were investment grade with associated unrealized losses of $46,368 and $188,850, respectively.

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 206 and 180 securities with a carrying amount of $1,273,112 and $1,491,020 and an unrealized loss of $38,798 and $42,832 with an average price of 97.0 and 97.1 (fair value/amortized cost). Of this portfolio, 96.06% and 99.06% were investment grade with associated unrealized losses of $36,596 and $41,954, respectively.

At December 31, 2010 and 2009, the Company did not hold any common stocks that had been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2010 the Company did not hold any common stocks that had been in a continuous loss position for less than twelve months. At December 31, 2009, the Company held one security that had been in a continuous loss position for less than twelve months with a fair value $1,594 and an unrealized loss of $80 with a price of 95.2 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$54,500	$170,546	$225,046
State, municipal and other government	26,390	34,550	60,940
Hybrid securities	106,016	—	106,016
Industrial and miscellaneous	74,814	837,424	912,238
Mortgage and other asset-backed securities	367,661	191,794	559,455

	629,381	1,234,314	1,863,695
Unaffiliated preferred stocks	605	—	605

	$629,986	$1,234,314	$1,864,300

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$101,550	$364,023	$465,573
State, municipal and other government	32,141	30,629	62,770
Hybrid securities	143,978	—	143,978
Industrial and miscellaneous	289,457	887,255	1,176,712
Mortgage and other asset-backed securities	798,179	166,281	964,460

	1,365,305	1,448,188	2,813,493
Unaffiliated preferred stocks	564	—	564
Unaffiliated common stocks	—	1,594	1,594

	$1,365,869	$1,449,782	$2,815,651

The carrying amount and estimated fair value of bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$182,097	$184,517
Due after one year through five years	2,370,455	2,489,605
Due after five years through ten years	2,531,251	2,633,585
Due after ten years	1,296,064	1,335,515

	6,379,867	6,643,222
Mortgage and other asset-backed securities	1,684,198	1,668,490

	$8,064,065	$8,311,712

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Subprime Mortgages

At December 31, 2010, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $110,619 and a carrying value of $136,640, resulting in a gross unrealized loss of $26,021.

The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes ABS issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes asset ABS issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data while being adjusted for specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The unrealized loss is primarily due to decreased liquidity, increased credit spreads in the market, slower prepayments and increased expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2010, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $137,772 and a carrying value of $162,432, resulting in a gross unrealized loss of $24,660. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), prime jumbo passthroughs, Alt-A RMBS, negative amortization RMBS and reverse mortgage RMBS.

All RMBS of the Company are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments.

Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the Company’s particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The pace of deterioration in the housing market began to stabilize in late 2009 and continued in 2010. Even with the stabilization, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss		Fair Value
		Interest	Non-interest
Year Ended December 31, 2010
OTTI recognized 2nd quarter:
Intent to sell	$23,536	$890	$—	$22,646

Total 2nd quarter	23,536	890	—	22,646

Aggregate total	$23,536	$890	$—	$22,646

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2009
OTTI recognized 4th quarter:
Intent to sell	$29,750	$—	$10,282	$19,468

Total 4th quarter	29,750	—	10,282	19,468

Aggregate total	$29,750	$—	$10,282	$19,468

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$74,985	$3,059	$71,926	$52,424
2nd quarter present value of cash flows expected to be less than the amortized cost basis	34,351	1,477	32,874	23,893
3rd quarter present value of cash flows expected to be less than the amortized cost basis	64,601	3,573	61,028	45,518
4th quarter present value of cash flows expected to be less than the amortized cost basis	85,652	2,191	83,461	66,159

Aggregate total	$259,589	$10,300	$249,289	$187,994

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2009
3rd quarter present value of cash flows expected to be less than the amortized cost basis	$41,527	$2,190	$39,337	$21,861
4th quarter present value of cash flows expected to be less than the amortized cost basis	86,179	17,189	68,990	32,249

Aggregate total	$127,706	$19,379	$108,327	$54,110

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The following loan-backed and structured securities were held at December 31, 2010, for which an OTTI had been previously recognized:

CUSIP	Carrying Value Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
02148AAA4	$8,643	$8,555	$88	$8,555	$5,599	1Q 2010
02148YAJ3	508	497	11	497	416	1Q 2010
12667G5G4	9,559	9,488	70	9,488	8,205	1Q 2010
225470FJ7	525	515	10	515	430	1Q 2010
225470YD9	16,556	16,325	231	16,325	10,165	1Q 2010
22942KCA6	2,809	2,777	32	2,777	2,060	1Q 2010
23332UDE1	6,778	6,445	332	6,445	3,152	1Q 2010
52524YAA1	8,493	8,488	4	8,488	6,681	1Q 2010
59020UJZ9	799	427	372	427	291	1Q 2010
74925FAA1	3,669	3,504	164	3,504	3,250	1Q 2010
76110VTR9	8,815	8,751	64	8,751	8,613	1Q 2010
81379EAD4	993	741	252	741	11	1Q 2010
81744FFD4	1,211	1,141	70	1,141	191	1Q 2010
86358EZU3	4,896	3,556	1,339	3,556	2,878	1Q 2010
02148AAA4	8,244	7,893	351	7,893	5,690	2Q 2010
02148YAJ3	487	476	11	476	401	2Q 2010
05948KL31	563	540	23	540	347	2Q 2010
225470FJ7	495	470	25	470	443	2Q 2010
225470U27	138	125	14	125	102	2Q 2010
22942KCA6	2,670	2,650	21	2,650	1,891	2Q 2010
52522QAM4	20,295	19,416	879	19,416	13,840	2Q 2010
65536PAA8	777	730	47	730	666	2Q 2010
61750WAU7	2,996	2,610	386	2,610	2,610	2Q 2010
02148AAA4	7,549	7,079	469	7,079	5,933	3Q 2010
02148YAJ3	467	466	0	466	346	3Q 2010
12667G5G4	9,806	9,750	56	9,750	9,287	3Q 2010
225470T94	155	152	3	152	119	3Q 2010
225470YD9	15,369	14,600	769	14,600	10,689	3Q 2010
22942KCA6	2,548	2,518	29	2,518	1,967	3Q 2010
23332UDE1	6,109	5,508	601	5,508	2,847	3Q 2010
59020UJZ9	420	417	2	417	361	3Q 2010
65536PAA8	429	396	34	396	372	3Q 2010
75970JAJ5	10,896	9,867	1,029	9,867	5,466	3Q 2010
75970QAH3	1,000	910	90	910	540	3Q 2010
761118AH1	6,057	5,891	166	5,891	4,963	3Q 2010
81744FFD4	1,134	920	214	920	156	3Q 2010
92922FZ27	2,122	2,098	24	2,098	1,931	3Q 2010

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

CUSIP	Carrying Value Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
02148YAJ3	457	448	9	448	353	4Q 2010
12640PAA3	334	299	35	299	324	4Q 2010
12667G5G4	7,849	7,752	97	7,752	7,586	4Q 2010
14984WAA8	15,885	15,461	424	15,461	12,225	4Q 2010
225470U27	119	117	2	117	98	4Q 2010
225470YD9	13,946	13,870	76	13,870	10,249	4Q 2010
22942KCA6	2,418	2,256	162	2,256	1,837	4Q 2010
23332UDE1	5,327	5,125	202	5,125	2,812	4Q 2010
52522QAM4	17,766	17,596	170	17,596	13,550	4Q 2010
52524YAA1	5,957	5,692	266	5,692	5,610	4Q 2010
59020UJZ9	413	389	24	389	375	4Q 2010
74925FAA1	3,746	3,597	149	3,597	3,560	4Q 2010
759676AJ8	7,764	7,304	460	7,304	5,514	4Q 2010
81379EAD4	737	668	69	668	39	4Q 2010
81744FFD4	917	870	47	870	171	4Q 2010
92922FZ27	2,017	2,017	0	2,017	1,854	4Q 2010
02148AAA4	9,601	9,359	242	9,359	4,668	3Q 2009
02148YAJ3	613	588	25	588	311	3Q 2009
225470FJ7	598	588	10	588	339	3Q 2009
225470T94	21	13	8	13	99	3Q 2009
22942KCA6	3,391	3,129	262	3,129	1,751	3Q 2009
86358EZU3	14,602	7,151	7,451	7,151	4,183	3Q 2009
02148AAA4	3,706	3,581	125	3,581	1,997	3Q 2009
225470FJ7	588	567	21	567	379	3Q 2009
225470T94	199	193	6	193	111	3Q 2009
22942KCA6	1,581	1,507	74	1,507	895	3Q 2009
86358EZU3	7,151	5,743	1,408	5,743	2,085	3Q 2009
12667G5G4	11,215	10,958	257	10,958	9,524	4Q 2009
02148AAA4	8,965	8,897	68	8,897	5,470	4Q 2009
02148YAJ3	569	537	32	537	374	4Q 2009
225470FJ7	549	547	2	547	403	4Q 2009
52524YAA1	9,419	9,370	49	9,370	6,533	4Q 2009
59020UJZ9	1,030	818	212	818	294	4Q 2009
76110VTR9	13,052	9,142	3,910	9,142	8,236	4Q 2009
81744FFD4	1,348	1,216	132	1,216	244	4Q 2009
81744FDQ7	1,862	1,497	365	1,497	208	4Q 2009
86358EZU3	5,690	5,474	216	5,474	265	4Q 2009
225470T94	176	153	23	153	122	4Q 2009
225470U27	182	147	35	147	104	4Q 2009

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2010
The aggregate amount of unrealized losses	$5,803	$83,788
The aggregate related fair value of securities with unrealized losses	203,025	405,285

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2009
The aggregate amount of unrealized losses	$226,189	$3,998
The aggregate related fair value of securities with unrealized losses	825,280	168,785

Detail of net investment income is presented below:

	Year Ended December 31
	2010	2009	2008
Income:
Bonds	$412,132	$378,777	$358,302
Preferred stocks	235	275	11,401
Common stocks	20	973	608
Mortgage loans on real estate	55,846	66,985	74,135
Policy loans	3,962	3,609	3,383
Cash, cash equivalents and short-term investments	1,589	7,533	12,390
Derivatives	39,735	55,872	9,395
Other invested assets	4,722	4,210	5,037
Other	2,333	1,961	4,341

Gross investment income	520,574	520,195	478,992
Less investment expenses	14,447	14,611	13,775

Net investment income	$506,127	$505,584	$465,217

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2010	2009	2008
Proceeds	$3,049,027	$2,337,959	$2,316,090

Gross realized gains	$88,416	$55,793	$36,394
Gross realized losses	(15,490)	(31,031)	(21,641)

Net realized capital gains (losses)	$72,926	$24,762	$14,753

The Company had gross realized losses for the years ended December 31, 2010, 2009 and 2008 of $14,212, $49,705 and $49,597, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments and change in unrealized capital gains (losses) are summarized below:

	Realized
	Year Ended December 31
	2010	2009	2008
Bonds	$58,442	$(15,570)	$(31,695)
Preferred stocks	273	—	(3,148)
Common stocks	876	(1,043)	5,751
Mortgage loans on real estate	(17,257)	(11,866)	(1,080)
Real estate	—	(56)	—
Cash, cash equivalents, and short-term investments	3	39	25
Derivatives	(39,271)	(148,470)	55,886
Other invested assets	262	(3,676)	3,539

	3,328	(180,642)	29,278
Federal income tax effect	(24,841)	9,320	4,241
Transfer to interest maintenance reserve	(43,986)	(13,681)	(6,307)

Net realized capital gains (losses) on investments	$(65,499)	$(185,003)	$27,212

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2010	2009	2008
Bonds	$(6,939)	$10,964	$(19,710)
Common stocks	2,772	2,595	(13,928)
Affiliated entities	666	100	—
Mortgage loans on real estate	7,111	(7,111)	—
Derivatives	4,305	(192,475)	221,408
Other invested assets	(930)	(12,803)	(7,682)

Change in unrealized capital gains (losses)	$6,985	$(198,730)	$180,088

The Company did not have any impaired loans at December 31, 2010. At December 31, 2009, the net admitted asset value in impaired loans with a related allowance for credit losses was $35,680. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2010. The Company held an allowance for credit losses on mortgage loans in the amount of $7,111 at December 31, 2009. The average recorded investment in impaired loans during 2010 and 2009 was $13,959 and $14,916, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2010	2009	2008
Balance at beginning of period	$7,111	$3,030	$—
Additions, net charged to operations	2,838	11,001	3,030
Recoveries in amounts previously charged off	(9,949)	(6,920)	—

Balance at end of period	$—	$7,111	$3,030

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized $679, $266 and $1,117 of interest income on impaired loans for the years ended December 31, 2010, 2009 and 2008, respectively. The Company recognized $860, $358 and $1,094 of interest income on a cash basis for the years ended December 31, 2010, 2009 and 2008, respectively.

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

During 2010 and 2009, the Company did not issue any mortgage loans.

During 2010 and 2009, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2010 and 2009, the Company held a mortgage loan loss reserve in the AVR of $45,632 and $38,550, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2010	2009		2010	2009
South Atlantic	28%	24%	Office	26%	31%
Mountain	19	18	Industrial	24	22
Pacific	17	19	Retail	20	18
Middle Atlantic	12	10	Other	8	9
E. North Central	8	8	Agricultural	8	8
W. South Central	6	10	Medical	8	7
E. South Central	5	4	Apartment	6	5
W. North Central	4	4
New England	1	3

The recorded investment in restructured securities in 2010 and 2009, respectively, was $1,059 and $8,612 and the capital gains (losses) taken as a direct result of restructures were $679 and $(4,847). There were no recorded investments in restructured securities nor any capital losses taken as a direct result of restructures in 2008. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The Company recorded an impairment of $258 during 2009 for its investment in Zero Beta Fund, LLC, an affiliate, due to a decline in the fair value of the underlying investment. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur. The write-down is included in net realized capital gains (losses) within the statement of operations.

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

During 2009, the Company recorded an impairment of $3,381 for its investment in Real Estate Alternatives Portfolio 2, LLC, an affiliate, due to a decline in the fair value of the underlying investment. The impairment was taken because the decline in fair value of underlying investments of the fund was deemed to be other-than-temporary. The write-down is included in net realized capital gains (losses) within the statement of operations.

During 2010, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2010, the Company had ownership interest in one LIHTC investment. The remaining years of unexpired tax credits were four and the property was not subject to regulatory review. The length of time remaining for the holding period was seven years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2009, the Company had ownership interest in one LIHTC investment. The remaining years of unexpired tax credits were five and the property was not subject to regulatory review. The length of time remaining for the holding period was eight years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts from other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily fair values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $(91,398), $(151,046) and $35,005 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company invests in interest rate caps to convert a particular fixed rate asset/liability into a pure floating rate asset/liability in order to meet its overall asset/liability strategy. Each mortgage loan or liability is hedged individually and the relevant terms of the loan or liability and derivative must be the same. The caps require a single premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2010 and 2009, the Company had replicated assets with a fair value of $7,003 and $6,975, respectively, and credit default swaps with a fair value of $19 and $29, respectively. During the years ended December 31, 2010, 2009 and 2008, the Company did not recognize any capital losses related to replication transactions.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2010, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimated)	Current Fair Value
3246, SWAP USD0.37/USD0, 12189TA*5	October 15, 2014	$2,000	$5
3248, SWAP USD0.39/USD0, 539830C#4	October 15, 2014	3,000	10
3250, SWAP USD0.38/USD0, 666807B#8	October 15, 2014	2,000	4

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings of ‘A’ or better. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $56,041 and $41,409, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $12,211 and $232, respectively.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

At December 31, 2010 and 2009, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2010	2009
Interest rate and currency swaps:
Receive fixed - pay fixed	$116,279	$222,278
Receive fixed - pay floating	664,000	1,485,000
Receive floating - pay fixed	18,454	40,858

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(91,398), $(176,809) and $36,059, for the years ended December 31, 2010, 2009 and 2008, respectively.

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Open futures contracts at December 31, 2010, and 2009, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
	December 31, 2010
Short	(540)	FTSE 100 IDX FUT Mar11	$(49,059)	$(49,613)
Short	(1,150)	NASDAQ 100 E-MINI Mar11	(50,457)	(50,968)
Short	(120)	NIKKEI 225 (OSE) Mar11	(14,878)	(15,208)
Short	(900)	S&P 500 FUTURE Mar11	(276,831)	(281,925)

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2009
1,220	FTSE March 2010 Futures	$103,389	$105,625
320	Nikkei March 2010 Futures	34,319	36,512
800	Russell March 2010 Futures	47,824	49,912
874	S&P 500 March 2010 Futures	242,023	242,688

For the years ended December 31, 2010, 2009 and 2008, the Company recorded unrealized gains of $39,628, $36,852 and $228,759, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain. The Company did not recognize any unrealized gains or losses during 2010, 2009 or 2008 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2010 and 2009, investments with an aggregate carrying amount of $3,648 and $3,658, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts for the years ended December 31:

	Year Ended December 31
	2010	2009	2008
Direct premiums	$4,894,908	$4,052,916	$4,316,638
Reinsurance assumed - affiliates	101	132	95
Reinsurance assumed - non affiliates	660,888	673,459	654,494
Reinsurance ceded - affiliates	(322,295)	(311,014)	(294,855)
Reinsurance ceded - non affiliates	(88,324)	(86,969)	(79,049)

Net premiums earned	$5,145,278	$4,328,524	$4,597,323

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2010 and 2009 of $1,405,493 and $1,253,484, respectively.

The Company received reinsurance recoveries in the amounts of $268,725, $248,374, and $262,441, during 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $71,135 and $63,516, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2010 and 2009 of $1,540,451 and $1,397,114, respectively.

The Company would experience no reduction in surplus at December 31, 2010 or 2009 if all reinsurance agreements were cancelled.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2010 or 2009.

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Reinsurance (continued)

Effective June 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company assumed group annuity policies from TLIC. Reserves of $68,683 and assets of $92,931 were assumed by the Company. This transaction resulted in a net pre-tax gain to the Company of $24,248, which has been reclassified to the balance sheet and presented as a deferred gain, as this transaction was deemed economic. The deferred gain will be amortized into general insurance expenses over the period in which the Company benefits economically, not to exceed 10 years. Amortization of the deferred gain for the year was $1,414.

Effective April 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company ceded term life policies to TLIC. Life and claim reserves of $38,022 and $7,558, respectively, and other assets in the amount of $5,538 were ceded by the Company, with consideration paid of $5,106. This transaction resulted in a net pre-tax gain to the Company of $34,936, which has been reflected in the statement of operations, as this was deemed an economic transaction.

Effective January 1, 2010, the Company entered into a recapture agreement in which the Company recaptured term life policies from Transamerica International Reinsurance (Bermuda) Ltd. (TIRe), an affiliate. The Company recaptured life and claim reserves of $6,051 and $80, respectively, and received consideration of $855. This transaction resulted in a net pre-tax loss to the Company of $5,276, which has been reflected in the statement of operations.

Effective January 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company ceded term life policies to TLIC. Life and claim reserves of $18,823 and $445, respectively, were ceded, and the Company paid consideration of $791. This transaction resulted in a net pre-tax gain to the Company of $18,477, which has been reflected in the statement of operations as this was deemed an economic transaction.

Effective January 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company assumed accident and health policies from TLIC. The Company assumed claim reserves of $2,357 and other liabilities of $9,761 and received consideration of $12,118, resulting in no gain or loss on the transaction.

Effective March 31, 2009, the Company recaptured a block of in force universal life secondary guarantee risk that was ceded to TIRe. Universal life secondary guarantee reserves recaptured were $22,707. The resulting pre-tax loss of $22,707 was included in the statement of operations.

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Reinsurance (continued)

Effective January 1, 2009, the Company entered into a reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, to assume a block of business covering individual and group supplemental life and accident and health insurance products. The Company received reinsurance consideration of $1,134 and established reserves of a like amount, resulting in no gain or loss on the transaction.

Effective December 15, 2008, the Company entered into a reinsurance agreement with SLIC to assume certain individual and group supplemental life and accident and health insurance products issued to certain residents of the State of New York. The Company received reinsurance consideration of $102,578, paid an initial expense allowance of $77,155 and established reserves of $102,578, resulting in a pre-tax loss of $77,155 ($50,151 net of tax) that has been included in the statement of operations as it was deemed an economic assumption reinsurance transaction.

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company. The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 net of tax) reflected in the statement of operations. Adjustments of $301 were made during 2008 to true up to actual 2006 reserve balances.

During 2010, 2009 and 2008, the Company amortized deferred gains from reinsurance transactions occurring prior to 2008 of $995, for each respective year, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate, which merged into TLIC, an affiliate, effective October 1, 2008. The Company recorded goodwill of $14,280 related to this transaction which was non-admitted. The related amortization was $1,433 during 2010, 2009 and 2008. Chapter 311 of the New York Laws of 2008, which became effective in July of 2008, includes a provision allowing goodwill to be an admitted asset in financial statements filed subsequent to the effective date. The Company recorded $502 and $2,016 of goodwill at December 31, 2010 and 2009, respectively.

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes

The net deferred income tax asset at December 31, 2010 and 2009 and the change from the prior year are comprised of the following components:

	December 31, 2010
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$117,201	$28,547	$145,748
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	117,201	28,547	145,748
Deferred Tax Liabilities	35,711	8,366	44,077

Subtotal (Net Deferred Tax Assets)	81,490	20,181	101,671
Deferred Tax Assets Nonadmitted	35,565	—	35,565

Net Admitted Deferred Tax Assets	$45,925	$20,181	$66,106

	December 31, 2009
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$80,657	$33,377	$114,034
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	80,657	33,377	114,034
Deferred Tax Liabilities	22,990	11,226	34,216

Subtotal (Net Deferred Tax Assets)	57,667	22,151	79,818
Deferred Tax Assets Nonadmitted	29,275	4,998	34,273

Net Admitted Deferred Tax Assets	$28,392	$17,153	$45,545

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$36,544	$(4,830)	$31,714
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	36,544	(4,830)	31,714
Deferred Tax Liabilities	12,721	(2,860)	9,861

Subtotal (Net Deferred Tax Assets)	23,823	(1,970)	21,853
Deferred Tax Assets Nonadmitted	6,290	(4,998)	1,292

Net Admitted Deferred Tax Assets	$17,533	$3,028	$20,561

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2010	2009	Change
Deferred Tax Assets:
Ordinary:
Discounting of unpaid losses	$175	$194	$(19)
Policyholder reserves	69,208	48,919	20,289
Investments	5,857	1,914	3,943
Deferred acquisition costs	27,880	26,753	1,127
Receivables - nonadmitted	1,037	927	110
Reinsurance ceded	549	200	349
Reinsurance to unauthorized companies	492	1,394	(902)
Assumption reinsurance	8,487	—	8,487
Other (including items <5% of ordinary tax assets)	3,516	356	3,160

Subtotal	117,201	80,657	36,544
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	35,565	29,275	6,290

Admitted ordinary deferred tax assets	81,636	51,382	30,254
Capital:
Investments	28,547	33,377	(4,830)
Other (including items <5% of total capital tax assets)	—	—	—

Subtotal	28,547	33,377	(4,830)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	4,998	(4,998)

Admitted capital deferred tax assets	28,547	28,379	168

Admitted deferred tax assets	$110,183	$79,761	$30,422

Deferred Tax Liabilities:
Ordinary:
Investments	$8,433	$13,930	$(5,497)
§807(f) adjustment	10,029	4,252	5,777
Separate account adjustments	—	3,924	(3,924)
Other (including items <5% of total ordinary tax liabilities)	177	884	(707)

Subtotal	18,639	22,990	(4,351)
Capital:
Investments	22,393	11,226	11,167
Separate account adjustments	3,045	—	3,045
Other (including items <5% of total capital tax liabilities)	—	—	—

Subtotal	25,438	11,226	14,212

Deferred tax liabilities	44,077	34,216	9,861

Net deferred tax assets/liabilities	$66,106	$45,545	$20,561

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2010 and 2009.

As discussed in Note 1, the Company has elected to admit deferred income tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2010 and 2009 reporting periods. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31, 2010
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$25,439	$9,191	$34,630
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	—	—
SSAP No. 10R, Paragraph 10.b.i.	—	—	—
SSAP No. 10R, Paragraph 10.b.ii.	—	101,136	101,136
SSAP No. 10R, Paragraph 10.c.	24,721	19,356	44,077

Total	$50,160	$28,547	$78,707

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$45,925	$13,401	$59,326
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	6,780	6,780
SSAP No. 10R, Paragraph 10.e.ii.a.	—	6,780	6,780
SSAP No. 10R, Paragraph 10.e.ii.b.	—	151,704	151,704
SSAP No. 10R, Paragraph 10.e.iii.	35,711	8,366	44,077

Total	$81,636	$28,547	$110,183

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

	December 31, 2009
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$11,394	$1,545	$12,939
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	5,021	5,021
SSAP No. 10R, Paragraph 10.b.i.	—	5,021	5,021
SSAP No. 10R, Paragraph 10.b.ii.	—	78,119	78,119
SSAP No. 10R, Paragraph 10.c.	22,990	11,226	34,216

Total	$34,384	$17,792	$52,176

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$28,391	$1,545	$29,936
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	15,609	15,609
SSAP No. 10R, Paragraph 10.e.ii.a.	—	15,609	15,609
SSAP No. 10R, Paragraph 10.e.ii.b.	—	117,179	117,179
SSAP No. 10R, Paragraph 10.e.iii.	22,990	11,226	34,216

Total	$51,381	$28,380	$79,761

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

		Change
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$14,045	$7,646	$21,691
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	(5,021)	(5,021)
SSAP No. 10R, Paragraph 10.b.i.	—	(5,021)	(5,021)
SSAP No. 10R, Paragraph 10.b.ii.	—	23,017	23,017
SSAP No. 10R, Paragraph 10.c.	1,731	8,130	9,861

Total	$15,776	$10,755	$26,531

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$17,534	$11,856	$29,390
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	(8,829)	(8,829)
SSAP No. 10R, Paragraph 10.e.ii.a.	—	(8,829)	(8,829)
SSAP No. 10R, Paragraph 10.e.ii.b.	—	34,525	34,525
SSAP No. 10R, Paragraph 10.e.iii.	12,721	(2,860)	9,861

Total	$30,255	$167	$30,422

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•

10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

Total increased admitted adjusted gross DTA’s as the result of the application of paragraph 10.e. SSAP No. 10R:

	December 31, 2010
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$31,476	$—	$31,476

	December 31, 2009
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$16,997	$10,588	$27,585

		Change
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$14,479	$(10,588)	$3,891

Used in SSAP No. 10R, paragraph 10.d.:

	December 31, 2010
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$873,310
Authorized Control Level	XXX	XXX	114,633

	December 31, 2009
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$973,031
Authorized Control Level	XXX	XXX	117,466

		Change
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$(99,721)
Authorized Control Level	XXX	XXX	(2,833)

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

	December 31, 2010
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$50,160	$28,547	$78,707
Admitted Assets	XXX	XXX	24,280,508
Adjusted Statutory Surplus*	XXX	XXX	763,192
Total Adjusted Capital from DTAs	XXX	XXX	873,310
Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$31,476	$—	$31,476
Admitted Assets	31,476	—	31,476
Statutory Surplus	31,476	—	31,476

	December 31, 2009
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$34,384	$17,792	$52,176
Admitted Assets	XXX	XXX	20,909,487
Adjusted Statutory Surplus*	XXX	XXX	884,042
Total Adjusted Capital from DTAs	XXX	XXX	973,031
Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$16,997	$10,588	$27,585
Admitted Assets	16,997	10,588	27,585
Statutory Surplus	16,997	10,588	27,585

		Change
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$15,776	$10,755	$26,531
Admitted Assets	XXX	XXX	3,371,021
Adjusted Statutory Surplus*	XXX	XXX	(120,850)
Total Adjusted Capital from DTAs	XXX	XXX	(99,721)
Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$14,479	$(10,588)	$3,891
Admitted Assets	14,479	(10,588)	3,891
Statutory Surplus	14,479	(10,588)	3,891

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The impact of tax planning strategies at December 31, 2010 was as follows:

	December 31, 2010
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs
(% of Total Adjusted Gross DTAs)	0%	5%	5%

Net Admitted Adjusted Gross DTAs
(% of Total Net Admitted Adjusted Gross DTAs)	0%	10%	10%

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2010	2009	Change
Federal	$58,571	$40,971	$17,600
Foreign	—	—	—

Subtotal	58,571	40,971	17,600

Federal income tax on net capital gains	24,841	(9,320)	34,161
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$83,412	$31,651	$51,761

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2010	2009	2008
Current income taxes incurred	$83,412	$31,651	$(29,861)
Change in deferred income taxes (without tax on unrealized gains and losses)	(24,065)	95,930	(98,934)

Total income tax reported	$59,347	$127,581	$(128,795)

Income before taxes	$197,747	$370,710	$(370,884)
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$69,211	$129,749	$(129,809)
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(3,360)	(3,298)	(2,972)
Tax credits	(2,180)	(2,187)	(2,255)
Tax-exempt income	—	(22)	—
Tax adjustment for IMR	(3,591)	(798)	(1,331)
Surplus adjustment for in-force ceded	(348)	(348)	(348)
Nondeductible expenses	13	(80)	123
Deferred tax benefit on other items in surplus	(2,256)	9,321	11,614
Provision to return	59	(387)	(2,623)
Dividends from certain foreign corporations	35	42	54
Prior period adjustment	1,760	(4,242)	(2,717)
Other	4	(169)	1,469

Total income tax reported	$59,347	$127,581	$(128,795)

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2010.

As of December 31, 2010 and 2009, the Company had no operating loss, capital loss, or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2010 and 2009 of $71,166 and $31,901, respectively, which will be available for recoupment in the event of future net losses. The Company did not incur income taxes during 2008 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2010 and 2009 is $1,744 and $1,739 respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,744. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the years ending December 31, 2010, 2009 and 2008 is $77, $77 and $75, respectively. The total interest payable balance as of December 31, 2010 and 2009 is $230 and $152 respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2010, 2009 and 2008, premiums for participating life insurance policies were $2, $(2) and $(12), respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2010. The Company paid dividends in the amount of $17 and $3 to policyholders during 2009 and 2008, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2010		2009
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,004,645	5%	$1,021,245	6%
At book value less surrender charge of 5% or more	2,347,514	11	2,441,256	13
At fair value	6,088,388	30	4,911,137	27

Total with adjustment or at fair value	9,440,547	46	8,373,638	46
At book value without adjustment (minimal or no charge or adjustment)	2,691,607	13	2,814,329	16
Not subject to discretionary withdrawal provision	8,556,902	41	6,865,711	38

Total annuity reserves and deposit liabilities	20,689,056	100%	18,053,678	100%

Less reinsurance ceded	1,689		2,201

Net annuity reserves and deposit liabilities	$20,687,367		$18,051,477

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2010 and 2009 is as follows:

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$2,664,188	$1,453,005	$4,117,193

Reserves at December 31, 2010 for separate accounts with assets at:
Fair value	$2,050,715	$5,501,299	$7,552,014
Amortized cost	6,343,146	—	6,343,146

Total	$8,393,861	$5,501,299	$13,895,160

Reserves for separate accounts by withdrawal characteristics at December 31, 2010:
Subject to discretionary withdrawal:
With fair value adjustment	$131,701	$—	$131,701
At book value without fair value adjustment and with current surrender charge of 5% or more	52,218	—	52,218
At fair value	643,553	5,501,299	6,144,852
At book value without fair value adjustment and with current surrender charge of less than 5%	72,502	—	72,502

Subtotal	899,974	5,501,299	6,401,273
Not subject to discretionary withdrawal	7,493,887	—	7,493,887

Total separate account reserves at December 31, 2010	$8,393,861	$5,501,299	$13,895,160

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$1,747,886	$1,014,078	$2,761,964

Reserves at December 31, 2009 for separate accounts with assets at:
Fair value	$1,971,913	$4,319,558	$6,291,471
Amortized cost	4,699,988	—	4,699,988

Total	$6,671,901	$4,319,558	$10,991,459

Reserves for separate accounts by withdrawal characteristics at December 31, 2009:
Subject to discretionary withdrawal:
With fair value adjustment	$148,997	$—	$148,997
At book value without fair value adjustment and with current surrender charge of 5% or more	55,993	—	55,993
At fair value	634,536	4,319,558	4,954,094
At book value without fair value adjustment and with current surrender charge of less than 5%	76,813	—	76,813

Subtotal	916,339	4,319,558	5,235,897
Not subject to discretionary withdrawal	5,755,562	—	5,755,562

Total separate account reserves at December 31, 2009	$6,671,901	$4,319,558	$10,991,459

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2010	2009	2008
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,117,231	$2,762,019	$2,674,931
Transfers from separate accounts	(2,024,827)	(1,394,549)	(1,797,526)

Net transfers to separate accounts	2,092,404	1,367,470	877,405
Miscellaneous reconciling adjustments	(14,708)	(36)	(189)

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$2,077,696	$1,367,434	$877,216

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2010 and 2009, the Company’s separate account statement included legally insulated assets of $14,267,158 and $11,234,250, respectively. The assets legally insulated from general account claims at December 31, 2010 are attributed to the following products:

Product	Legally Insulated Assets
Variable life	$74,672
Variable annuities	3,778,161
Market value separate accounts	1,689,675
Par annuities	2,050,715
Book value separate accounts	6,673,935

Total separate account assets	$14,267,158

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $41,889. To compensate the general account for the risk taken, the separate account paid risk charges of $2,394 to the general account in 2010. As of December 31, 2010, the general account of the Company had paid $1,006 toward separate account guarantees.

The Company reported guaranteed separate account assets at amortized cost in the amount of $6,673,935 based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $6,823,370 at December 31, 2010, which would have resulted in an unrealized gain of $149,435 had these assets been reported at fair value.

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 9 for a discussion of securities lending policies and procedures. At December 31, 2010, securities with a book value of $39,189 were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. At December 31, 2010, the Company held collateral from securities lending transactions in the form of cash and on open terms in the amount of $39,990. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $41,643 at December 31, 2009, related to the adoption of AG 43 and changes in underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

At December 31, 2010 and 2009, the Company had variable annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2010
Guaranteed Minimum Withdrawal Benefit	$5,973,783	$70,491	$—
Guaranteed Minimum Death Benefit	1,430,212	4,356	1,689
December 31, 2009
Guaranteed Minimum Withdrawal Benefit	$6,613,296	$115,998	$—
Guaranteed Minimum Death Benefit	1,381,282	6,573	2,201

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2010 and 2009, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2010
Life and annuity:
Ordinary first-year business	$674	$437	$237
Ordinary renewal business	134,460	1,491	132,969
Group life business	618	133	485
Credit life	262	—	262
Reinsurance ceded	(67,303)	—	(67,303)

Total life and annuity	68,711	2,061	66,650
Accident and health	3,430	—	3,430

	$72,141	$2,061	$70,080

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2009
Life and annuity:
Ordinary first-year business	$412	$249	$163
Ordinary renewal business	138,776	1,515	137,261
Group life business	620	167	453
Credit life	296	—	296
Reinsurance ceded	(67,480)	—	(67,480)

Total life and annuity	72,624	1,931	70,693
Accident and health	3,143	—	3,143

	$75,767	$1,931	$73,836

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2010 and 2009, the Company had insurance in force aggregating $151,035,580 and $148,747,352, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $116,132 and $61,291 to cover these deficiencies at December 31, 2010 and 2009, respectively.

8. Capital and Surplus

At December 31, 2010 and 2009, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. AEGON owns 38,609 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2010 was $430. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Capital and Surplus (continued)

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of $79,217 without the prior approval of insurance regulatory authorities in 2011.

On December 23, 2010, the Company paid a common stock dividend of $200,000 to its parent companies, AEGON and TLIC. Of this amount, $90,913 was considered an ordinary cash dividend and $109,087 was considered an extraordinary dividend. AEGON received $174,800 and TLIC received $25,200. The Company did not pay any dividends in 2009. On May 2, 2008, the Company paid a common stock dividend of $300,000 to its parent companies, AEGON and Transamerica Occidental Life Insurance Company (TOLIC). TOLIC was subsequently merged into TLIC. AEGON received $262,200 and TOLIC received $37,800.

The Company received capital contributions of $218,500 and $31,500 from its parent companies, AEGON and TLIC, respectively, on December 30, 2008. No capital contributions were received in 2010 or 2009.

On May 2, 2008, the Company received $150,000 from AEGON in exchange for surplus notes. The Company received approval from the Superintendent of Insurance of the New York Department of Insurance prior to the issuance of the surplus notes, as well as the December 31, 2010, 2009 and 2008 interest payments. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the surplus notes at December 31, 2010 and 2009 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2010	$150,000	$9,375	$25,000	$—
2009	150,000	9,375	15,625	—

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Capital and Surplus (continued)

The Company held special surplus funds in the amount of $4,581 and $3,753, as of December 31, 2010 and 2009, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, the Company meets the minimum RBC requirements.

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2010 and 2009, respectively, securities in the amount of $463,936 and $242,764 were on loan under securities lending agreements. At December 31, 2010 and 2009, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $475,923 and $247,770 at December 31, 2010 and 2009, respectively.

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

9. Securities Lending (continued)

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$476,962
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	476,962
Securities received	—

Total collateral received	$476,962

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$75,741	$75,741
30 days or less	232,097	232,097
31 to 60 days	93,978	93,977
61 to 90 days	28,570	28,570
91 to 120 days	498	472
121 to 180 days	17,633	17,626
181 to 365 days	7,566	7,341
1 to 2 years	8,259	7,938
2-3 years	—	—
Greater than 3 years	12,509	12,161

Total	476,851	475,923
Securities received	—	—

Total collateral reinvested	$476,851	$475,923

The Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $476,925 (fair value of $475,923) that are currently tradable securities that could be sold and used to pay for the $476,962 in collateral calls that could come due under a worst-case scenario.

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for the years ended December 31, 2010, 2009 and 2008 was $8, $8 and $7, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2010, 2009 and 2008 was $6, $5 and $5 respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2010, 2009 and 2008 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

78

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for the years ended December 31, 2010, 2009 and 2008.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the AEGON as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2010, 2009 and 2008, the Company paid $22,860, $22,645 and $24,960, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $1,112, $696 and $682 for these services during 2010, 2009 and 2008, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $3,395, $4,768 and $6,351 for the years ended December 31, 2010, 2009, and 2008, respectively.

79

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

11. Related Party Transactions (continued)

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2010, 2009 and 2008, the Company paid (received) net interest of $(14), $(58) and $1, respectively, to (from) affiliates. At December 31, 2010 and 2009, the Company reported a net amount of $4,281 due to and $42,460 due from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2010 and 2009, the Company had short-term intercompany notes receivable of $30,400 and $105,600 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments. All of the short-term intercompany notes outstanding at December 31, 2009 were repaid prior to their due date.

Receivable from	Amount	Due By	Interest Rate
December 31, 2010
AEGON	$30,400	September 15, 2011	0.28%
December 31, 2009
Investors Warranty of America, Inc.	$30,100	June 29, 2010	0.30%
AEGON	30,100	September 15, 2010	0.25%
AEGON	30,000	September 29, 2010	0.25%
AEGON	15,400	November 25, 2010	0.22%

80

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

12.	Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and Income Annuities	C,B,P,U	$21,285
Vision Financial Corp. 17 Church Street P.O. Box 506 Keene, NH 03431-0506	02-0430860	No	Universal Life	Full service w/o claims	$1,766
League Insurance Agency/CUNA Mutual Group 14 Business Park Branford, CT 06405	06-0898852	No	Long-term Care	P	$33

C-	Claims Payment
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

For years ended December 31, 2010, 2009 and 2008, the Company had $21,285, $24,816 and $33,074, respectively, of direct premiums written by The Vanguard Group, Inc. For the years ended December 31, 2010, 2009 and 2008, the Company had $1,766, $6,638 and $6,707, respectively, of direct premiums written by Vision Financial Corp. For the years ended December 31, 2009 and 2008, the Company had $8,775 and $9,955, respectively, of direct premiums written by Benefit Marketing Systems, Inc. The Company had no direct premiums written by Benefit Marketing Systems, Inc. for the year ended December 31, 2010. For the years ended December 31, 2010, 2009 and 2008, the Company had $33, $39 and $36, respectively, of direct premiums written by League Insurance Agency.

81

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13.	Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $179,759 and $181,013 as of December 31, 2010 and 2009, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $1,000 at December 31, 2010 and 2009.

The Company has contingent commitments of $16,734 and $19,381, at December 31, 2010 and 2009, respectively, for joint ventures, partnerships and limited liability companies. There were no LIHTC commitments as of December 31, 2010 or 2009.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2010 and 2009, the Company has pledged invested assets with a carrying value of $41,357 and $40,628, respectively, and fair value of $42,175 and $38,059, respectively, in conjunction with these transactions. Also, in conjunction with the derivative transactions, cash in the amount of $37,127 and securities in the amount of $6,798 were posted to the Company as of December 31, 2009, which were not included in the financials of the Company.

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties being recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2010 was $35,073. In addition, securities in the amount of $12,315 were posted to the Company as of December 31, 2010, which were not included in the financials of the Company. In accordance with amended SSAP No. 91R, noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

82

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13.	Commitments and Contingencies (continued)

There were no securities being acquired on a “to be announced” (TBA) basis at December 31, 2010 or 2009.

There were no private placement commitments outstanding as of December 31, 2010. Private placement commitments outstanding as of December 31, 2009 were $10,000.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $24,798 and $783 with no offsetting premium tax benefit, at December 31, 2010 and 2009, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $16,000 at December 31, 2010. The Company had no offsetting premium tax benefit at December 31, 2009. The guaranty fund expense was $8,079, $(42) and $66 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company did not participate in repurchase or dollar repurchase agreements at December 31, 2010 or 2009.

83

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

14.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2010 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 3	0	$—	$—	$—
NAIC 4	1	901	1,054	173
NAIC 5	1	97	116	25
NAIC 6	2	1,039	1,083	8

15.	Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on both the mark to market income on a derivative and the associated statutory and tax reserves related to the Company’s variable annuities as of December 31, 2008. This item was adjusted for in the 2008 financial statements, as discussed further below, and was corrected through federal income tax expense in the 2009 Annual Statement. The following is a reconciliation of amounts previously reported to the Department of Insurance of the State of New York in the 2009 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2009
Statement of Operations:
Statutory net income as reported in the Company’s Annual Statement of Operations:	$274,899
Increase federal income tax benefit	50,479

Total statutory net income per financial statements	$325,378

84

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

15.	Reconciliation to Statutory Statement (continued)

The following is a reconciliation of amounts previously reported to the Department of Insurance of the State of New York in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31,
2008
Balance Sheet:
Capital and surplus as reported in the company’s Annual Statement	$806,474
Reduce federal income tax benefit	(50,479)
Increase admissible deferred income tax asset	5,089

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$761,084

Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(296,851)
Reduce federal income tax benefit	(50,479)

Total statutory net loss per financial statements	$(347,330)

There were no reconciling items between amounts reported to the Department of Insurance of the State of New York in the 2010 Annual Statement and those reported in the accompanying statutory-basis financial statements for 2010.

16.	Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 11, 2011, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of April 11, 2011, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2010.

85

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2010

SCHEDULE I

			Amount at
			Which Shown
		Market	in the
Type of Investment	Cost (1)	Value	Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$486,302	$479,475	$486,302
States, municipalities and political subdivisions	96,784	98,945	96,784
Foreign governments	141,734	143,027	141,734
Hybrid securities	152,074	143,912	152,074
All other corporate bonds	7,187,171	7,446,353	7,187,171
Preferred stocks	1,610	2,247	1,610

Total fixed maturities	8,065,675	8,313,959	8,065,675
Equity securities
Common stocks:
Industrial, miscellaneous and all other	3,041	7,046	7,046

Total common stocks	3,041	7,046	7,046
Mortgage loans on real estate	745,073		745,073
Policy loans	62,379		62,379
Other long-term investments	75,042		75,042
Cash, cash equivalents and short-term investments	107,949		107,949
Securities lending reinvested collateral assets	476,851		476,851
Derivatives	—		—

Total investments	$9,536,010		$9,540,015

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

87

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2010
Individual life	$1,129,418	$—	$61,723	$380,711	$71,555	$413,196	$125,913
Individual health	29,445	6,118	11,591	43,410	2,616	31,177	19,128
Group life and health	115,632	1,779	14,004	56,396	7,621	36,810	10,680
Annuity	6,715,284	—	377	4,664,761	424,335	2,836,088	2,215,836

	$7,989,779	$7,897	$87,695	$5,145,278	$506,127	$3,317,271	$2,371,557

Year ended December 31, 2009
Individual life	$1,052,077	$—	$69,075	$371,689	$67,185	$338,255	$127,354
Individual health	21,812	7,057	9,701	35,931	2,351	19,149	12,099
Group life and health	109,798	1,865	6,648	49,459	6,777	35,255	11,910
Annuity	6,934,802	—	616	3,871,445	429,271	2,376,721	1,514,974

	$8,118,489	$8,922	$86,040	$4,328,524	$505,584	$2,769,380	$1,666,337

Year ended December 31, 2008
Individual life	$997,862	$—	$76,459	$366,364	$63,465	$346,643	$125,394
Individual health	20,332	8,751	10,311	33,458	2,345	20,831	14,978
Group life and health	98,158	1,964	6,368	36,309	4,079	100,428	8,847
Annuity	6,867,636	—	558	4,161,192	395,328	3,983,637	1,037,262

	$7,983,988	$10,715	$93,696	$4,597,323	$465,217	$4,451,539	$1,186,481

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

88

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$16,809,256	$192,917,364	$259,292,608	$83,184,500	312%

Premiums:
Individual life	$158,536	$409,081	$631,257	$380,712	166%
Individual health	40,593	746	3,563	43,410	8%
Group life and health	43,509	560	13,446	56,395	24%
Annuity	4,652,270	232	12,723	4,664,761	0%

	$4,894,908	$410,619	$660,989	$5,145,278	13%

Year ended December 31, 2009
Life insurance in force	$14,300,336	$198,447,986	$282,803,169	$98,655,519	287%

Premiums:
Individual life	$112,794	$396,792	$655,687	$371,689	176%
Individual health	37,442	552	(959)	35,931	-3%
Group life and health	44,044	431	5,846	49,459	12%
Annuity	3,858,636	208	13,017	3,871,445	0%

	$4,052,916	$397,983	$673,591	$4,328,524	16%

Year ended December 31, 2008
Life insurance in force	$12,267,406	$194,169,113	$284,149,798	$102,248,091	278%

Premiums:
Individual life	$108,629	$373,442	$631,177	$366,364	172%
Individual health	32,624	124	958	33,458	3%
Group life and health	32,666	48	3,691	36,309	10%
Annuity	4,142,719	290	18,763	4,161,192	0%

	$4,316,638	$373,904	$654,589	$4,597,323	14%

89

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Year Ended December 31, 2010

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Year Ended December 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
of Separate Account VA BNY,

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Transamerica Financial Life Insurance Company Separate Account VA BNY (the Separate Account) (comprised of the Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica International Moderate Growth VP SC, Transamerica MFS International Equity VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Jennison Growth VP, Transamerica JPMorgan Enhanced Index VP, Transamerica BlackRock Large Cap Value VP, Transamerica AEGON High Yield Bond VP, Transamerica PIMCO Total Return VP, Transamerica Focus VP, Transamerica Diversified Equity VP, Transamerica Balanced VP, Transamerica AllianceBernstein Dynamic Allocation VP, Transamerica WMC Diversified Growth VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities VP, Transamerica U.S. Government Securities VP SC-PAM, Transamerica T. Rowe Price Small Cap VP, Transamerica Morgan Stanley Active International Allocation VP, Transamerica Multi Managed Large Cap Core VP, Transamerica Morgan Stanley Mid Cap Growth VP, Transamerica Index 50 VP SC, Transamerica Index 75 VP SC, Transamerica Efficient Markets VP SC, Transamerica BlackRock Global Allocation VP SC, Transamerica BlackRock Tactical Allocation VP SC, Transamerica ProFunds UltraBear Fund SC-OAM, Transamerica Foxhall Global Growth VP SC, Transamerica Foxhall Global Conservative VP SC, Transamerica Foxhall Global Hard Asset VP SC, Transamerica Foxhall Emerging Markets/Pacific Rim VP SC, Transamerica Hanlon Growth VP SC, Transamerica Hanlon Growth and Income VP SC, Transamerica Hanlon Balanced VP SC, Transamerica Hanlon Managed Income VP SC, Transamerica Index 35 VP SC, Transamerica Index 100 VP SC, Transamerica JP Morgan Midcap Value VP SC, Invesco V.I. Basic Value, Invesco V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, AllianceBernstein Balanced Wealth Strategy, Janus Aspen – Enterprise, Janus Aspen – Perkins Mid Cap Value, Janus Aspen – Worldwide, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust International Equity, JPMorgan Insurance Trust Mid Cap Value, JPMorgan Insurance Trust Small Cap Core, JPMorgan Insurance Trust U.S. Equity, MFS® New Discovery, MFS® Total Return, MTB Managed Allocation Fund – Moderate Growth II, Fidelity VIP Contrafund®, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Fidelity VIP Balanced, Franklin Income Securities, Mutual Shares Securities, Templeton Foreign Securities, Franklin Templeton VIP Founding Funds Allocation Fund, American Funds – Asset Allocation Fund, American Funds – Bond Fund, American Funds – Growth Fund, American Funds – Growth – Income Fund, American Funds – International Fund, and GE Investments Total Return Fund subaccounts), at December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY at December 31, 2010, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 25, 2011

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate VP	Transamerica Asset Allocation - Moderate Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	18,108.386	4,963.510	118,465.580	36,307.447

Cost	$157,927	$52,224	$1,314,028	$429,561

Number of shares - Service	1,090,126.696	214,956.758	2,729,654.224	3,853,138.305

Cost	$10,095,832	$1,599,625	$26,460,025	$40,281,133

Investments in mutual funds, Level 1 quoted prices at net asset value	$11,316,529	$1,900,409	$29,544,479	$40,726,491
Receivable for units sold	7	—	—	—

Total assets	11,316,536	1,900,409	29,544,479	40,726,491

Liabilities
Payable for units redeemed	—	—	1	7

	$11,316,536	$1,900,409	$29,544,478	$40,726,484

Net Assets:
Deferred annuity contracts terminable by owners	$11,316,536	$1,900,409	$29,544,478	$40,726,484

Total net assets	$11,316,536	$1,900,409	$29,544,478	$40,726,484

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate VP	Transamerica Asset Allocation - Moderate Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	123,521

M&E - 1.30%	—	—	—	—

M&E - 1.40%	130,759	31,855	857,598	145,074

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.443418	$1.373148	$1.462229	$1.440106

M&E - 1.30%	$1.437238	$1.367260	$1.455947	$1.433899

M&E - 1.40%	$1.425031	$1.355615	$1.443528	$1.421687

M&E - 1.45%	$1.542507	$1.608482	$1.605420	$1.629511

M&E - 1.55%	$1.406840	$1.338317	$1.425170	$1.403599

M&E - 1.75%	$1.506587	$1.571066	$1.568100	$1.591587

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.257388	$1.247658	$1.291223	$1.290847

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate VP	Transamerica Asset Allocation - Moderate Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	5,301,784	690,880	12,062,141	14,550,056

M&E - 1.40%	—	—	—	—

M&E - 1.45%	1,701,793	516,037	5,450,572	8,525,527

M&E - 1.55%	—	—	—	—

M&E - 1.75%	456,722	—	1,058,049	3,302,410

M&E - 1.80%	79,077	1,507	198,632	188,685

M&E - 1.90%	—	—	—	—

M&E - 1.95%	150,794	38,010	64,161	297,462

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.504008	$1.613207	$1.578099	$1.612582

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.325646	$1.339442	$1.369702	$1.376904

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.297929	$1.311395	$1.341075	$1.348098

M&E - 1.80%	$1.448252	$1.553408	$1.519577	$1.552816

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.279792	$1.293078	$1.322304	$1.329232

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica International Moderate Growth VP SC	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Jennison Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	1,350.786	2,903.167	283,556.627

Cost	$—	$10,587	$49,047	$2,066,643

Number of shares - Service	580,020.136	55,924.019	51,965.114	115,230.862

Cost	$4,842,437	$354,198	$551,618	$810,096

Investments in mutual funds, Level 1 quoted prices at net asset value	$5,254,982	$396,463	$641,837	$3,136,593
Receivable for units sold	—	—	—	—

Total assets	5,254,982	396,463	641,837	3,136,593

Liabilities
Payable for units redeemed	4	2	4	16

	$5,254,978	$396,461	$641,833	$3,136,577

Net Assets:
Deferred annuity contracts terminable by owners	$5,254,978	$396,461	$641,833	$3,136,577

Total net assets	$5,254,978	$396,461	$641,833	$3,136,577

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica International Moderate Growth VP SC	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Jennison Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	8,531	105,021

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	8,014	7,679	2,220,615

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$1.198383	$2.035925	$0.980165

M&E - 1.30%	$—	$1.471150	$2.027218	$1.231751

M&E - 1.40%	$—	$1.181344	$2.009964	$0.962411

M&E - 1.45%	$—	$1.795452	$2.193932	$1.533045

M&E - 1.55%	$—	$1.164590	$1.984355	$0.943190

M&E - 1.75%	$—	$1.753697	$2.142885	$1.497373

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$1.429834	$1.615669	$1.246939

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica International Moderate Growth VP SC	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Jennison Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	3,360,270	45,524	49,107	364,772

M&E - 1.40%	—	—	—	—

M&E - 1.45%	1,480,060	120,386	279,341	203,116

M&E - 1.55%	—	—	—	—

M&E - 1.75%	534,185	75,231	21,082	49,220

M&E - 1.80%	92,043	—	—	11,312

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$0.965399	$1.855655	$2.026045	$1.524040

M&E - 1.40%	$0.960974	$—	$—	$—

M&E - 1.45%	$0.958753	$1.559026	$1.698562	$1.289142

M&E - 1.55%	$0.954359	$—	$—	$—

M&E - 1.75%	$0.945602	$1.526378	$1.662978	$1.262141

M&E - 1.80%	$0.943458	$1.786830	$1.950932	$1.467518

M&E - 1.90%	$0.939130	$—	$—	$—

M&E - 1.95%	$0.936974	$1.505048	$1.639742	$1.244530

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	53,945.060	296,572.953	27,023.837	63,392.280

Cost	$734,046	$3,853,543	$215,827	$707,334

Number of shares - Service	14,187.346	115,651.232	83,770.352	829,801.816

Cost	$151,452	$1,468,971	$662,077	$9,818,370

Investments in mutual funds,
Level 1 quoted prices at net asset value	$801,663	$5,631,486	$857,331	$10,309,996
Receivable for units sold	—	7	11	—

Total assets	801,663	5,631,493	857,342	10,309,996

Liabilities
Payable for units redeemed	9	—	—	7

	$801,654	$5,631,493	$857,342	$10,309,989

Net Assets:
Deferred annuity contracts terminable by owners	$801,654	$5,631,493	$857,342	$10,309,989

Total net assets	$801,654	$5,631,493	$857,342	$10,309,989

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	50,622	130,015	2,908	537

M&E - 1.30%	—	—	—	—

M&E - 1.40%	374,509	2,696,781	127,185	505,869

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.012004	$1.314183	$1.647887	$1.468334

M&E - 1.30%	$1.208546	$1.323972	$1.643398	$1.462038

M&E - 1.40%	$1.557120	$1.437773	$1.592018	$1.449581

M&E - 1.45%	$1.413111	$1.524892	$1.617947	$1.375555

M&E - 1.55%	$1.526082	$1.415251	$1.562668	$1.431103

M&E - 1.75%	$1.380230	$1.489425	$1.580320	$1.343546

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.133115	$1.212139	$1.374183	$1.293668

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	30,850	545,230	181,122	3,475,047

M&E - 1.40%	—	—	—	—

M&E - 1.45%	41,868	379,988	200,120	2,798,387

M&E - 1.55%	—	—	—	—

M&E - 1.75%	61,088	160,090	62,010	789,570

M&E - 1.80%	—	—	—	16,775

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	156,314

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.414049	$1.580608	$1.524631	$1.332858

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.216044	$1.344212	$1.433577	$1.322457

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.190594	$1.316086	$1.403564	$1.294779

M&E - 1.80%	$1.361635	$1.522005	$1.468157	$1.283433

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.173977	$1.297697	$1.383962	$1.276669

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Focus VP	Transamerica Diversified Equity VP	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	9,886.164	16,301.985	0.415	6,771.872

Cost	$123,926	$258,755	$4	$58,375

Number of shares - Service	22,722.125	48,515.830	169,272.704	196,266.453

Cost	$216,336	$854,927	$1,767,088	$1,623,933

Investments in mutual funds, Level 1 quoted prices at net asset value	$381,389	$1,301,235	$2,127,763	$1,642,716
Receivable for units sold	—	—	—	—

Total assets	381,389	1,301,235	2,127,763	1,642,716

Liabilities
Payable for units redeemed	3	—	11	1

	$381,386	$1,301,235	$2,127,752	$1,642,715

Net Assets:
Deferred annuity contracts terminable by owners	$381,386	$1,301,235	$2,127,752	$1,642,715

Total net assets	$381,386	$1,301,235	$2,127,752	$1,642,715

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Focus VP	Transamerica Diversified Equity VP	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	40,543	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	87,886	440,406	—	38,368

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.214860	$1.115221	$1.529974	$1.449976

M&E - 1.30%	$1.322299	$1.283584	$1.523399	$1.443750

M&E - 1.40%	$1.317216	$0.645428	$1.510448	$1.431436

M&E - 1.45%	$1.590819	$1.455791	$1.572824	$1.502986

M&E - 1.55%	$1.296542	$0.635312	$1.491197	$1.413194

M&E - 1.75%	$1.553809	$1.421919	$1.536264	$1.468030

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.227041	$1.200542	$1.391933	$1.209684

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Focus VP	Transamerica Diversified Equity VP	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	98,912	544,427	800,749	248,122

M&E - 1.40%	—	—	—	—

M&E - 1.45%	79,873	203,745	482,772	201,577

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	46,480	47,261	776,497

M&E - 1.80%	—	—	41,319	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	38,449	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.617809	$1.228084	$1.557207	$1.458130

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.322118	$1.215991	$1.446345	$1.274662

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.294469	$1.192268	$1.416078	$1.247985

M&E - 1.80%	$1.557811	$1.188402	$1.499432	$1.404061

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.276353	$1.176737	$1.396253	$1.230558

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/Mid Cap Value VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	152,759.894	1,246.700	365,578.660	192,634.209

Cost	$3,854,371	$14,224	$365,579	$2,674,615

Number of shares - Service	3,889.119	69,341.696	3,475,821.690	34,146.592

Cost	$80,534	$902,977	$3,475,822	$580,025

Investments in mutual funds,
Level 1 quoted prices at net asset value	$3,517,442	$996,264	$3,841,401	$4,726,086
Receivable for units sold	—	9	8	2

Total assets	3,517,442	996,273	3,841,409	4,726,088

Liabilities
Payable for units redeemed	1	—	—	—

	$3,517,441	$996,273	$3,841,409	$4,726,088

Net Assets:
Deferred annuity contracts terminable by owners	$3,517,441	$996,273	$3,841,409	$4,726,088

Total net assets	$3,517,441	$996,273	$3,841,409	$4,726,088

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/Mid Cap Value VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	130,185	—	—	120,121

M&E - 1.30%	—	—	—	—

M&E - 1.40%	3,857,053	8,448	253,203	541,638

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.116284	$2.144594	$1.081306	$2.172744

M&E - 1.30%	$1.398595	$1.804780	$1.064042	$—

M&E - 1.40%	$0.851858	$2.114094	$1.443835	$6.940581

M&E - 1.45%	$1.562048	$2.209380	$1.052391	$—

M&E - 1.55%	$0.838555	$2.084101	$1.415097	$6.802210

M&E - 1.75%	$1.525678	$2.158000	$1.027898	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.198867	$1.566285	$1.031445	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/Mid Cap Value VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	4,495	21,310	2,188,217	227,799

M&E - 1.40%	—	—	—	—

M&E - 1.45%	54,911	24,402	832,941	285,900

M&E - 1.55%	—	—	—	—

M&E - 1.75%	6,622	512,770	300,668	74,536

M&E - 1.80%	—	—	—	2,091

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.526478	$2.166935	$1.050711	$1.200178

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.296434	$1.770863	$1.043731	$1.194966

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.269318	$1.733767	$1.021982	$1.184614

M&E - 1.80%	$1.469877	$2.086598	$1.011740	$1.182908

M&E - 1.90%	$—	$—	$—	$1.179470

M&E - 1.95%	$1.251557	$1.709579	$1.007723	$1.177784

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP SC - PAM	Transamerica T. Rowe Price Small Cap VP	Transamerica Morgan Stanley Active International Allocation VP

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	54,631.729	—	22,674.573	120,629.577

Cost	$655,554	$—	$182,633	$1,217,641

Number of shares - Service	711,259.178	127,154.928	73,219.252	20,501.937

Cost	$9,458,955	$1,691,257	$551,254	$215,521

Investments in mutual funds, Level 1 quoted prices at net asset value	$9,928,699	$1,650,471	$891,553	$1,617,753
Receivable for units sold	—	—	2	7

Total assets	9,928,699	1,650,471	891,555	1,617,760

Liabilities
Payable for units redeemed	10	6	—	—

	$9,928,689	$1,650,465	$891,555	$1,617,760

Net Assets:
Deferred annuity contracts terminable by owners	$9,928,689	$1,650,465	$891,555	$1,617,760

Total net assets	$9,928,689	$1,650,465	$891,555	$1,617,760

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP SC - PAM	Transamerica T. Rowe Price Small Cap VP	Transamerica Morgan Stanley Active International Allocation VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	20,020

M&E - 1.30%	—	—	—	—

M&E - 1.40%	377,384	—	189,760	723,127

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.344691	$—	$1.436428	$1.289168

M&E - 1.30%	$1.314814	$—	$1.551893	$1.554192

M&E - 1.40%	$1.845743	$—	$1.129182	$1.877702

M&E - 1.45%	$1.253620	$—	$1.994769	$1.835737

M&E - 1.55%	$1.811946	$—	$1.111455	$1.840235

M&E - 1.75%	$1.224447	$—	$1.948386	$1.793029

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.201738	$—	$1.411551	$1.379439

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP SC - PAM	Transamerica T. Rowe Price Small Cap VP	Transamerica Morgan Stanley Active International Allocation VP

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	4,471,509	1,134,318	191,673	67,986

M&E - 1.40%	—	—	—	—

M&E - 1.45%	2,837,727	174,003	141,690	69,222

M&E - 1.55%	—	—	—	—

M&E - 1.75%	228,936	35,947	40,818	894

M&E - 1.80%	—	—	15,245	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	52,988	19,266	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.215879	$1.215879	$1.973204	$1.858979

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.219176	$1.189654	$1.486941	$1.537123

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.193639	$1.168782	$1.455794	$1.504950

M&E - 1.80%	$1.170842	$1.170842	$1.900032	$1.790060

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.177000	$1.155119	$1.435452	$1.483939

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Multi Managed Large Cap Core VP	Transamerica Morgan Stanley Mid- Cap Growth VP	Transamerica Index 50 VP SC	Transamerica Index 75 VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	150,219.257	2,502.575	—	—

Cost	$2,265,898	$60,266	$—	$—

Number of shares - Service	20,016.132	15,327.218	1,280,091.164	2,114,421.910

Cost	$262,696	$370,490	$12,441,384	$18,135,981

Investments in mutual funds,
Level 1 quoted prices at net asset value	$2,647,458	$513,529	$13,312,948	$20,911,633
Receivable for units sold	—	—	—	—

Total assets	2,647,458	513,529	13,312,948	20,911,633

Liabilities
Payable for units redeemed	2	4	12	5

	$2,647,456	$513,525	$13,312,936	$20,911,628

Net Assets:
Deferred annuity contracts terminable by owners	$2,647,456	$513,525	$13,312,936	$20,911,628

Total net assets	$2,647,456	$513,525	$13,312,936	$20,911,628

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Multi Managed Large Cap Core VP	Transamerica Morgan Stanley Mid- Cap Growth VP	Transamerica Index 50 VP SC	Transamerica Index 75 VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	17,098	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	644,400	66,790	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation units value - Initial:
M&E - 1.25%	$1.303628	$1.109148	$—	$—

M&E - 1.30%	$1.424304	$1.499222	$—	$—

M&E - 1.40%	$3.583343	$1.093306	$—	$—

M&E - 1.45%	$1.548604	$1.945703	$—	$—

M&E - 1.55%	$3.511899	$1.077792	$—	$—

M&E - 1.75%	$1.512559	$1.900508	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.301966	$1.595944	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Multi Managed Large Cap Core VP	Transamerica Morgan Stanley Mid- Cap Growth VP	Transamerica Index 50 VP SC	Transamerica Index 75 VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	134,825	130,768	9,418,418	16,371,293

M&E - 1.40%	—	—	—	—

M&E - 1.45%	67,682	110,730	3,060,672	4,277,334

M&E - 1.55%	—	—	—	—

M&E - 1.75%	10,654	9,716	418,728	419,621

M&E - 1.80%	—	—	53,315	76,938

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	211,459

Accumulation units value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.544789	$1.916075	$1.029338	$0.980374

M&E - 1.40%	$—	$—	$1.087596	$1.113867

M&E - 1.45%	$1.379847	$1.579638	$1.025296	$0.976511

M&E - 1.55%	$—	$—	$1.085798	$1.112020

M&E - 1.75%	$1.350971	$1.546585	$1.017230	$0.968815

M&E - 1.80%	$1.487513	$1.845080	$1.015898	$0.967555

M&E - 1.90%	$—	$—	$1.081625	$1.107753

M&E - 1.95%	$1.332071	$1.524959	$1.011917	$0.963772

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Efficient Markets VP SC	Transamerica BlackRock Global Allocation VP SC	Transamerica BlackRock Tactical Allocation VP SC	Transamerica ProFunds UltraBear Fund SC - OAM

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	140,156.528	1,191,103.142	365,238.201	31,661.417

Cost	$1,752,005	$14,592,244	$4,544,945	$148,557

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,882,302	$15,829,761	$4,919,759	$131,711
Receivable for units sold	2	7	8	3

Total assets	1,882,304	15,829,768	4,919,767	131,714

Liabilities
Payable for units redeemed	—	—	—	—

	$1,882,304	$15,829,768	$4,919,767	$131,714

Net Assets:
Deferred annuity contracts terminable by owners	$1,882,304	$15,829,768	$4,919,767	$131,714

Total net assets	$1,882,304	$15,829,768	$4,919,767	$131,714

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Efficient Markets VP SC	Transamerica BlackRock Global Allocation VP SC	Transamerica BlackRock Tactical Allocation VP SC	Transamerica ProFunds UltraBear Fund SC - OAM

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Efficient Markets VP SC	Transamerica BlackRock Global Allocation VP SC	Transamerica BlackRock Tactical Allocation VP SC	Transamerica ProFunds UltraBear Fund SC - OAM

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	902,702	7,520,429	2,278,526	222,729

M&E - 1.40%	—	—	—	—

M&E - 1.45%	500,265	3,647,443	1,283,916	101,066

M&E - 1.55%	—	—	—	—

M&E - 1.75%	4,781	516,731	17,847	—

M&E - 1.80%	—	175,101	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	294,341	131,379	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.338654	$1.304287	$1.327154	$0.407092

M&E - 1.40%	$—	$—	$1.100689	$—

M&E - 1.45%	$1.334409	$1.301078	$1.323908	$0.406096

M&E - 1.55%	$—	$—	$1.098884	$—

M&E - 1.75%	$1.326002	$1.294690	$1.317394	$0.404078

M&E - 1.80%	$1.324610	$1.293642	$1.316306	$0.403747

M&E - 1.90%	$—	$—	$1.094669	$—

M&E - 1.95%	$1.320461	$1.290476	$1.313094	$0.402756

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Foxhall Global Growth VP SC	Transamerica Foxhall Global Conservative VP SC	Transamerica Foxhall Global Hard Asset VP SC	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	29,891.093	38,649.539	41,845.984	51,450.386

Cost	$314,303	$367,823	$410,732	$536,711

Investments in mutual funds, Level 1 quoted prices at net asset value	$343,748	$365,238	$443,567	$575,730
Receivable for units sold	—	2	—	—

Total assets	343,748	365,240	443,567	575,730

Liabilities
Payable for units redeemed	1	—	—	1

	$343,747	$365,240	$443,567	$575,729

Net Assets:
Deferred annuity contracts terminable by owners	$343,747	$365,240	$443,567	$575,729

Total net assets	$343,747	$365,240	$443,567	$575,729

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Foxhall Global Growth VP SC	Transamerica Foxhall Global Conservative VP SC	Transamerica Foxhall Global Hard Asset VP SC	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Foxhall Global Growth VP SC	Transamerica Foxhall Global Conservative VP SC	Transamerica Foxhall Global Hard Asset VP SC	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	150,351	217,473	145,734	213,264

M&E - 1.40%	—	—	—	—

M&E - 1.45%	158,209	173,046	276,339	282,619

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	4,336	5,012	31,088

M&E - 1.80%	20,023	—	15,455	32,654

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	5,969	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.047328	$0.912020	$1.003605	$1.030252

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.045609	$0.910518	$1.001949	$1.028544

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.042154	$0.907511	$0.998657	$1.025165

M&E - 1.80%	$1.041576	$0.907005	$0.998105	$1.024600

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.039881	$0.905524	$0.996461	$1.022919

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Hanlon Growth VP SC	Transamerica Hanlon Growth and Income VP SC	Transamerica Hanlon Balanced VP SC	Transamerica Hanlon Managed Income VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	45,905.098	55,086.489	84,998.839	230,358.421

Cost	$494,643	$591,711	$917,327	$2,558,197

Investments in mutual funds, Level 1 quoted prices at net asset value	$515,973	$609,807	$929,037	$2,543,157
Receivable for units sold	—	—	—	8

Total assets	515,973	609,807	929,037	2,543,165

Liabilities
Payable for units redeemed	2	—	2	—

	$515,971	$609,807	$929,035	$2,543,165

Net Assets:
Deferred annuity contracts terminable by owners	$515,971	$609,807	$929,035	$2,543,165

Total net assets	$515,971	$609,807	$929,035	$2,543,165

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Hanlon Growth VP SC	Transamerica Hanlon Growth and Income VP SC	Transamerica Hanlon Balanced VP SC	Transamerica Hanlon Managed Income VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Hanlon Growth VP SC	Transamerica Hanlon Growth and Income VP SC	Transamerica Hanlon Balanced VP SC	Transamerica Hanlon Managed Income VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	317,266	318,196	459,662	1,429,450

M&E - 1.40%	—	—	—	—

M&E - 1.45%	198,337	266,782	426,111	1,096,590

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	70,172	23,228

M&E - 1.80%	—	32,752	—	15,883

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.001344	$0.988165	$0.972919	$0.992213

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$0.999711	$0.986536	$0.971311	$0.990562

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$0.996415	$0.983287	$0.968114	$0.987297

M&E - 1.80%	$0.995864	$0.982753	$0.967578	$0.986747

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$0.994228	$0.981138	$0.966004	$0.985121

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Index 35 VP SC	Transamerica Index 100 VP SC	Transamerica JP Morgan Midcap Value VP SC	Invesco V.I. Basic Value

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	474,774.680	107,914.974	5,316.337	39,163.361

Cost	$4,935,689	$1,132,180	$62,968	$232,121

Investments in mutual funds, Level 1 quoted prices at net asset value	$5,194,035	$1,265,843	$71,345	$248,296
Receivable for units sold	—	—	—	—

Total assets	5,194,035	1,265,843	71,345	248,296

Liabilities
Payable for units redeemed	9	1	—	1

	$5,194,026	$1,265,842	$71,345	$248,295

Net Assets:
Deferred annuity contracts terminable by owners	$5,194,026	$1,265,842	$71,345	$248,295

Total net assets	$5,194,026	$1,265,842	$71,345	$248,295

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Index 35 VP SC	Transamerica Index 100 VP SC	Transamerica JP Morgan Midcap Value VP SC	Invesco V.I. Basic Value

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Index 35 VP SC	Transamerica Index 100 VP SC	Transamerica JP Morgan Midcap Value VP SC	Invesco V.I. Basic Value

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	2,640

M&E - 1.30%	3,482,346	771,291	38,012	132,944

M&E - 1.40%	—	—	—	623

M&E - 1.45%	1,095,431	309,036	19,156	104,380

M&E - 1.55%	—	—	—	—

M&E - 1.75%	240,962	12,309	—	678

M&E - 1.80%	—	2,030	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$0.931187

M&E - 1.30%	$1.078552	$1.156985	$1.248693	$0.927187

M&E - 1.40%	$1.077372	$1.155720	$1.247323	$0.919289

M&E - 1.45%	$1.076773	$1.155086	$1.246623	$1.161433

M&E - 1.55%	$1.075590	$1.153818	$1.245265	$0.907557

M&E - 1.75%	$1.073221	$1.151278	$1.242520	$1.134422

M&E - 1.80%	$1.072639	$1.150649	$1.241848	$0.888410

M&E - 1.90%	$1.071463	$1.149386	$1.240489	$0.871220

M&E - 1.95%	$1.070874	$1.148757	$1.239808	$0.945817

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Invesco V.I. Capital Appreciation	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	3,230.441	35,721.072	10,831.492	104,087.130

Cost	$66,356	$559,257	$264,071	$1,100,258

Investments in mutual funds, Level 1 quoted prices at net asset value	$74,042	$607,615	$293,317	$1,184,512
Receivable for units sold	—	—	5	3

Total assets	74,042	607,615	293,322	1,184,515

Liabilities
Payable for units redeemed	5	1	—	—

	$74,037	$607,614	$293,322	$1,184,515

Net Assets:
Deferred annuity contracts terminable by owners	$74,037	$607,614	$293,322	$1,184,515

Total net assets	$74,037	$607,614	$293,322	$1,184,515

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Invesco V.I. Capital Appreciation	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Invesco V.I. Capital Appreciation	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	3,559	—	—

M&E - 1.30%	51,523	298,067	227,654	443,961

M&E - 1.40%	3,405	57,464	—	—

M&E - 1.45%	15,530	177,874	30,979	346,803

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	2,151

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	86,740

Accumulation unit value - Service:
M&E - 1.25%	$1.014197	$0.978382	$0.831363	$—

M&E - 1.30%	$1.009870	$1.079926	$1.109325	$1.350083

M&E - 1.40%	$1.001251	$0.964479	$0.819539	$—

M&E - 1.45%	$1.197437	$1.275161	$1.316313	$1.345822

M&E - 1.55%	$0.988477	$0.950792	$0.807891	$—

M&E - 1.75%	$1.169585	$1.245504	$1.285680	$1.337375

M&E - 1.80%	$0.967627	$1.034740	$1.062913	$1.335965

M&E - 1.90%	$0.978646	$0.990059	$1.135547	$—

M&E - 1.95%	$0.980723	$1.068636	$1.126873	$1.331774

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Janus Aspen - Enterprise	Janus Aspen - Perkins Mid Cap Value	Janus Aspen - Worldwide	JPMorgan Insurance Trust Core Bond

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	4,647.530	118.584	7,138.424	88,451.649

Cost	$149,321	$1,757	$186,183	$1,005,287

Investments in mutual funds, Level 1 quoted prices at net asset value	$174,422	$1,867	$212,725	$1,020,732
Receivable for units sold	2	—	—	—

Total assets	174,424	1,867	212,725	1,020,732

Liabilities
Payable for units redeemed	—	8	—	1

	$174,424	$1,859	$212,725	$1,020,731

Net Assets:
Deferred annuity contracts terminable by owners	$174,424	$1,859	$212,725	$1,020,731

Total net assets	$174,424	$1,859	$212,725	$1,020,731

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Janus Aspen - Enterprise	Janus Aspen - Perkins Mid Cap Value	Janus Aspen - Worldwide	JPMorgan Insurance Trust Core Bond

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Janus Aspen - Enterprise	Janus Aspen - Perkins Mid Cap Value	Janus Aspen - Worldwide	JPMorgan Insurance Trust Core Bond

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	63,909	—	76,045	429,555

M&E - 1.40%	9,061	1,222	53,095	32,935

M&E - 1.45%	23,094	—	69,340	194,601

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	1,026	233,830

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	10,039

Accumulation unit value - Service:
M&E - 1.25%	$1.264171	$1.549208	$0.857507	$1.136914

M&E - 1.30%	$1.836327	$—	$1.086242	$1.135954

M&E - 1.40%	$0.650168	$1.521387	$0.684810	$1.134074

M&E - 1.45%	$2.215967	$—	$1.332943	$1.133120

M&E - 1.55%	$0.701749	$1.498603	$0.674525	$1.131245

M&E - 1.75%	$2.164385	$—	$1.301916	$1.127474

M&E - 1.80%	$1.759544	$—	$1.040797	$1.126546

M&E - 1.90%	$1.608115	$—	$1.103694	$1.124689

M&E - 1.95%	$1.696902	$—	$1.147206	$1.123744

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	JPMorgan Insurance Trust International Equity	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	28,322.588	12,288.478	798.097	—

Cost	$266,974	$52,865	$8,014	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$288,890	$83,562	$11,932	$—
Receivable for units sold	9	—	3	—

Total assets	288,899	83,562	11,935	—

Liabilities
Payable for units redeemed	—	1	—	—

	$288,899	$83,561	$11,935	$—

Net Assets:
Deferred annuity contracts terminable by owners	$288,899	$83,561	$11,935	$—

Total net assets	$288,899	$83,561	$11,935	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	JPMorgan Insurance Trust International Equity	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	JPMorgan Insurance Trust International Equity	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	40,389	—	—

M&E - 1.30%	111,692	—	701	—

M&E - 1.40%	20,124	6,996	6,498	—

M&E - 1.45%	60,724	4,766	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$1.503124	$1.603270	$1.661890	$1.517421

M&E - 1.30%	$1.501896	$1.601944	$1.660515	$1.516157

M&E - 1.40%	$1.499405	$1.599271	$1.657773	$1.513632

M&E - 1.45%	$1.498177	$1.597930	$1.656393	$1.512371

M&E - 1.55%	$1.495687	$1.595272	$1.653673	$1.509877

M&E - 1.75%	$1.490762	$1.589984	$1.648225	$1.504855

M&E - 1.80%	$1.489547	$1.588677	$1.646862	$1.503616

M&E - 1.90%	$1.487097	$1.586048	$1.644155	$1.501118

M&E - 1.95%	$1.485867	$1.584729	$1.642812	$1.499877

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	MFS® New Discovery	MFS® Total Return	MTB Managed Allocation Fund - Moderate Growth II	Fidelity VIP Contrafund®

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	33,134.875	54,740.909	57,605.587	111,807.682

Cost	$480,580	$917,951	$517,279	$2,356,707

Investments in mutual funds, Level 1 quoted prices at net asset value	$587,813	$1,011,612	$548,405	$2,626,362
Receivable for units sold	—	—	3	—

Total assets	587,813	1,011,612	548,408	2,626,362

Liabilities
Payable for units redeemed	1	4	—	3

	$587,812	$1,011,608	$548,408	$2,626,359

Net Assets:
Deferred annuity contracts terminable by owners	$587,812	$1,011,608	$548,408	$2,626,359

Total net assets	$587,812	$1,011,608	$548,408	$2,626,359

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	MFS® New Discovery	MFS® Total Return	MTB Managed Allocation Fund - Moderate Growth II	Fidelity VIP Contrafund®

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding – Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	MFS® New Discovery	MFS® Total Return	MTB Managed Allocation Fund - Moderate Growth II	Fidelity VIP Contrafund®

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	47,688

M&E - 1.30%	106,871	510,552	379,683	496,516

M&E - 1.40%	18,329	46,032	47,558	326,101

M&E - 1.45%	186,076	219,357	40,441	626,302

M&E - 1.55%	—	—	—	—

M&E - 1.75%	10,571	6,758	—	107,207

M&E - 1.80%	—	—	—	15,287

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$1.559306	$1.278746	$—	$1.564362

M&E - 1.30%	$1.552619	$1.273275	$1.174388	$1.591765

M&E - 1.40%	$1.539371	$1.262412	$1.166693	$1.297713

M&E - 1.45%	$2.004412	$1.342836	$1.162847	$1.798753

M&E - 1.55%	$1.519723	$1.246334	$1.155255	$1.277401

M&E - 1.75%	$1.957784	$1.311564	$1.140184	$1.756941

M&E - 1.80%	$1.487677	$1.220033	$1.136454	$1.525190

M&E - 1.90%	$1.523016	$1.156584	$1.129042	$1.365436

M&E - 1.95%	$1.482104	$1.209106	$1.125349	$1.442017

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP Mid Cap

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	29,902.664	11,879.802	67.275	59,233.509

Cost	$541,231	$382,065	$1,184	$1,731,280

Investments in mutual funds,
Level 1 quoted prices at net asset value	$560,675	$436,226	$1,196	$1,903,173
Receivable for units sold	—	—	5	—

Total assets	560,675	436,226	1,201	1,903,173

Liabilities
Payable for units redeemed	2	—	—	3

	$560,673	$436,226	$1,201	$1,903,170

Net Assets:
Deferred annuity contracts terminable by owners	$560,673	$436,226	$1,201	$1,903,170

Total net assets	$560,673	$436,226	$1,201	$1,903,170

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP Mid Cap

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP Mid Cap

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	620	—	—	45,717

M&E - 1.30%	234,635	140,289	—	171,200

M&E - 1.40%	75,762	31,359	1,562	229,800

M&E - 1.45%	95,305	183,758	—	190,759

M&E - 1.55%	—	—	—	—

M&E - 1.75%	51,487	—	—	137,861

M&E - 1.80%	—	2,268	—	16,866

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$1.099640	$0.880152	$0.996764	$2.369263

M&E - 1.30%	$1.169536	$1.091941	$—	$2.214293

M&E - 1.40%	$1.172556	$0.867643	$0.768942	$2.409019

M&E - 1.45%	$1.351310	$1.379303	$—	$2.539503

M&E - 1.55%	$1.154180	$0.855314	$0.756872	$2.371228

M&E - 1.75%	$1.319861	$1.347179	$—	$2.480464

M&E - 1.80%	$1.120632	$1.046301	$—	$2.121670

M&E - 1.90%	$1.063282	$1.100249	$—	$1.794910

M&E - 1.95%	$1.143202	$1.094709	$—	$1.932005

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Value Strategies	Fidelity VIP Balanced	Franklin Income Securities	Mutual Shares Securities

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	56,573.094	245,754.190	79,500.614	38,872.126

Cost	$472,377	$3,180,550	$1,100,051	$594,225

Investments in mutual funds, Level 1 quoted prices at net asset value	$553,851	$3,757,582	$1,178,199	$620,010
Receivable for units sold	3	2	8	4

Total assets	553,854	3,757,584	1,178,207	620,014

Liabilities
Payable for units redeemed	—	—	—	—

	$553,854	$3,757,584	$1,178,207	$620,014

Net Assets:
Deferred annuity contracts terminable by owners	$553,854	$3,757,584	$1,178,207	$620,014

Total net assets	$553,854	$3,757,584	$1,178,207	$620,014

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Value Strategies	Fidelity VIP Balanced	Franklin Income Securities	Mutual Shares Securities

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Value Strategies	Fidelity VIP Balanced	Franklin Income Securities	Mutual Shares Securities

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	125,175	2,193,525	725,082	513,078

M&E - 1.40%	54,687	—	29,555	16,704

M&E - 1.45%	135,014	1,080,812	263,223	86,226

M&E - 1.55%	—	—	—	—

M&E - 1.75%	25,824	285,109	153,648	123,653

M&E - 1.80%	—	—	6,277	20,894

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$1.472847	$—	$1.005682	$0.819803

M&E - 1.30%	$1.466580	$1.057928	$1.003872	$0.818330

M&E - 1.40%	$1.454089	$—	$1.000224	$0.815369

M&E - 1.45%	$1.814524	$1.053762	$0.998448	$0.813902

M&E - 1.55%	$1.435540	$—	$0.994830	$0.810942

M&E - 1.75%	$1.772299	$1.045475	$0.987666	$0.805114

M&E - 1.80%	$1.405243	$1.044104	$0.985890	$0.803660

M&E - 1.90%	$1.206226	$—	$0.982343	$0.800752

M&E - 1.95%	$1.221716	$1.040017	$0.980561	$0.799315

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Templeton Foreign Securities	Franklin Templeton VIP Founding Funds Allocation Fund	American Funds – Asset Allocation Fund	American Funds – Bond Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	60,802.652	314,957.046	99,354.613	68,011.767

Cost	$799,427	$2,280,217	$1,514,053	$727,294

Investments in mutual funds, Level 1 quoted prices at net asset value	$868,870	$2,428,319	$1,606,564	$718,204
Receivable for units sold	—	—	—	—

Total assets	868,870	2,428,319	1,606,564	718,204

Liabilities
Payable for units redeemed	5	1	1	—

	$868,865	$2,428,318	$1,606,563	$718,204

Net Assets:
Deferred annuity contracts terminable by owners	$868,865	$2,428,318	$1,606,563	$718,204

Total net assets	$868,865	$2,428,318	$1,606,563	$718,204

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Templeton Foreign Securities	Franklin Templeton VIP Founding Funds Allocation Fund	American Funds – Asset Allocation Fund	American Funds – Bond Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	Templeton Foreign Securities	Franklin Templeton VIP Founding Funds Allocation Fund	American Funds – Asset Allocation Fund	American Funds – Bond Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	403,241	640,415	1,230,883	393,190

M&E - 1.40%	12,532	—	—	—

M&E - 1.45%	444,903	811,276	178,579	212,570

M&E - 1.55%	—	—	—	—

M&E - 1.75%	84,419	251,578	—	84,589

M&E - 1.80%	12,157	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	62,124	29,780	—

Accumulation unit value - Service:
M&E - 1.25%	$0.913165	$—	$—	$—

M&E - 1.30%	$0.911517	$1.380025	$1.116648	$1.041503

M&E - 1.40%	$0.908216	$—	$—	$—

M&E - 1.45%	$0.906567	$1.375669	$1.114815	$1.039793

M&E - 1.55%	$0.903305	$—	$—	$—

M&E - 1.75%	$0.896796	$1.367020	$1.111159	$1.036375

M&E - 1.80%	$0.895164	$1.365595	$1.110539	$1.035813

M&E - 1.90%	$0.891954	$—	$—	$—

M&E - 1.95%	$0.890358	$1.361314	$1.108724	$1.034117

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	American Funds – Growth Fund	American Funds – Growth – Income Fund	American Funds – International Fund	GE Investments Total Return Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	11,546.181	6,880.428	12,214.126	14,694.113

Cost	$560,676	$211,506	$208,498	$228,460

Investments in mutual funds, Level 1 quoted prices at net asset value	$627,419	$235,655	$219,610	$240,690
Receivable for units sold	—	—	—	—

Total assets	627,419	235,655	219,610	240,690

Liabilities
Payable for units redeemed	—	1	1	1

	$627,419	$235,654	$219,609	$240,689

Net Assets:
Deferred annuity contracts terminable by owners	$627,419	$235,654	$219,609	$240,689

Total net assets	$627,419	$235,654	$219,609	$240,689

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	American Funds – Growth Fund	American Funds – Growth – Income Fund	American Funds – International Fund	GE Investments Total Return Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding – Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2010

	American Funds – Growth Fund	American Funds – Growth – Income Fund	American Funds – International Fund	GE Investments Total Return Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding – Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	221,315	126,886	146,396	49,949

M&E - 1.40%	—	—	—	—

M&E - 1.45%	129,516	53,837	57,788	45,859

M&E - 1.55%	—	—	—	—

M&E - 1.75%	175,243	32,553	—	95,326

M&E - 1.80%	10,434	—	8,107	2,138

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	29,978

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.171929	$1.106211	$1.035154	$1.081849

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.169997	$1.104396	$1.033439	$1.080068

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.166156	$1.100765	$1.030054	$1.076511

M&E - 1.80%	$1.165523	$1.100155	$1.029486	$1.075922

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.163617	$1.098363	$1.027799	$1.074161

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$321,693	$13,718	$700,042	$730,101
Expenses:
Administrative, mortality and expense risk charge	129,705	22,235	318,238	488,557

Net investment income (loss)	191,988	(8,517)	381,804	241,544

Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	29,068	—	—	—
Proceeds from sales	1,679,859	1,255,676	2,127,670	1,909,992
Cost of investments sold	1,773,482	1,330,225	2,751,008	2,631,444

Net realized capital gains (losses) on investments	(64,555)	(74,549)	(623,338)	(721,452)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	463,162	5,941	(619,684)	(4,325,435)
End of period	1,062,770	248,560	1,770,426	15,797

Net change in unrealized appreciation/depreciation of investments	599,608	242,619	2,390,110	4,341,232

Net realized and unrealized capital gains (losses) on investments	535,053	168,070	1,766,772	3,619,780

Increase (decrease) in net assets from operations	$727,041	$159,553	$2,148,576	$3,861,324

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica International Moderate Growth VP SC	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Jennison Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$99,344	$3,645	$25,886	$963
Expenses:
Administrative, mortality and expense risk charge	53,654	3,250	5,735	28,003

Net investment income (loss)	45,690	395	20,151	(27,040)

Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	648,888	137,265	84,943	442,411
Cost of investments sold	832,205	136,112	140,435	467,225

Net realized capital gains (losses) on investments	(183,317)	1,153	(55,492)	(24,814)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(80,235)	2,010	(57,166)	(18,314)
End of period	412,545	31,678	41,172	259,854

Net change in unrealized appreciation/depreciation of investments	492,780	29,668	98,338	278,168

Net realized and unrealized capital gains (losses) on investments	309,463	30,821	42,846	253,354

Increase (decrease) in net assets from operations	$355,153	$31,216	$62,997	$226,314

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$9,974	$36,218	$87,527	$408,100
Expenses:
Administrative, mortality and expense risk charge	10,036	57,029	8,125	100,899

Net investment income (loss)	(62)	(20,811)	79,402	307,201

Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	14,255
Proceeds from sales	137,895	746,970	138,355	4,127,676
Cost of investments sold	202,161	766,534	147,705	4,009,552

Net realized capital gains (losses) on investments	(64,266)	(19,564)	(9,350)	132,379

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(244,482)	10,456	(10,017)	14,346
End of period	(83,835)	308,972	(20,573)	(215,708)

Net change in unrealized appreciation/depreciation of investments	160,647	298,516	(10,556)	(230,054)

Net realized and unrealized capital gains (losses) on investments	96,381	278,952	(19,906)	(97,675)

Increase (decrease) in net assets from operations	$96,319	$258,141	$59,496	$209,526

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica Focus VP	Transamerica Diversified Equity VP	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$2,249	$10,427	$6,148	$23,273
Expenses:
Administrative, mortality and expense risk charge	4,290	13,707	16,597	6,888

Net investment income (loss)	(2,041)	(3,280)	(10,449)	16,385

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	91,011	140,296	37,730	25,355
Cost of investments sold	80,139	187,382	33,639	36,651

Net realized capital gains (losses) on investments	10,872	(47,086)	4,091	(11,296)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(19,558)	(20,741)	45,387	(70,496)
End of period	41,127	187,553	360,671	(39,592)

Net change in unrealized appreciation/depreciation of investments	60,685	208,294	315,284	30,904

Net realized and unrealized capital gains (losses) on investments	71,557	161,208	319,375	19,608

Increase (decrease) in net assets from operations	$69,516	$157,928	$308,926	$35,993

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/Mid Cap Value VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$17,177	$5	$173	$29,493
Expenses:
Administrative, mortality and expense risk charge	44,786	13,001	47,291	54,996

Net investment income (loss)	(27,609)	(12,996)	(47,118)	(25,503)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	295,703	67,380	5,913,906	632,979
Cost of investments sold	376,740	70,915	5,913,906	351,625

Net realized capital gains (losses) on investments	(81,037)	(3,535)	—	281,354

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,023,434)	(178,634)	—	665,883
End of period	(417,463)	79,063	—	1,471,446

Net change in unrealized appreciation/depreciation of investments	605,971	257,697	—	805,563

Net realized and unrealized capital gains (losses) on investments	524,934	254,162	—	1,086,917

Increase (decrease) in net assets from operations	$497,325	$241,166	$(47,118)	$1,061,414

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP SC - PAM	Transamerica T. Rowe Price Small Cap VP	Transamerica Morgan Stanley Active International Allocation VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$314,672	$87,417	$—	$29,337
Expenses:
Administrative, mortality and expense risk charge	116,896	34,887	6,745	20,602

Net investment income (loss)	197,776	52,530	(6,745)	8,735

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	244,197	68,384	—	—
Proceeds from sales	10,336,957	2,409,411	112,860	218,859
Cost of investments sold	10,304,593	2,294,123	148,030	180,551

Net realized capital gains (losses) on investments	276,561	183,672	(35,170)	38,308

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	72,640	98,688	(58,522)	130,835
End of period	(185,810)	(40,786)	157,666	184,591

Net change in unrealized appreciation/depreciation of investments	(258,450)	(139,474)	216,188	53,756

Net realized and unrealized capital gains (losses) on investments	18,111	44,198	181,018	92,064

Increase (decrease) in net assets from operations	$215,887	$96,728	$174,273	$100,799

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica Multi Managed Large Cap Core VP	Transamerica Morgan Stanley Mid- Cap Growth VP	Transamerica Index 50 VP SC	Transamerica Index 75 VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$15,557	$124	$97,350	$191,364
Expenses:
Administrative, mortality and expense risk charge	32,289	3,934	115,096	193,483

Net investment income (loss)	(16,732)	(3,810)	(17,746)	(2,119)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	89,135	162,632
Proceeds from sales	135,551	37,992	1,713,323	1,561,789
Cost of investments sold	148,253	29,316	1,454,512	1,142,194

Net realized capital gains (losses) on investments	(12,702)	8,676	347,946	582,227

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(305,503)	675	329,297	1,303,195
End of period	118,864	82,773	871,564	2,775,652

Net change in unrealized appreciation/depreciation of investments	424,367	82,098	542,267	1,472,457

Net realized and unrealized capital gains (losses) on investments	411,665	90,774	890,213	2,054,684

Increase (decrease) in net assets from operations	$394,933	$86,964	$872,467	$2,052,565

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica Efficient Markets VP SC	Transamerica BlackRock Global Allocation VP SC	Transamerica BlackRock Tactical Allocation VP SC	Transamerica ProFunds UltraBear Fund SC - OAM

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$5,859	$42,881	$12,526	$—
Expenses:
Administrative, mortality and expense risk charge	10,622	129,167	36,025	4,746

Net investment income (loss)	(4,763)	(86,286)	(23,499)	(4,746)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	15,816	—	9,759	—
Proceeds from sales	21,571	312,522	253,796	1,517,435
Cost of investments sold	17,783	269,162	212,263	1,728,854

Net realized capital gains (losses) on investments	19,604	43,360	51,292	(211,419)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	18,342	171,334	62,985	(560)
End of period	130,297	1,237,517	374,814	(16,846)

Net change in unrealized appreciation/depreciation of investments	111,955	1,066,183	311,829	(16,286)

Net realized and unrealized capital gains (losses) on investments	131,559	1,109,543	363,121	(227,705)

Increase (decrease) in net assets from operations	$126,796	$1,023,257	$339,622	$(232,451)

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica Foxhall Global Growth VP SC	Transamerica Foxhall Global Conservative VP SC	Transamerica Foxhall Global Hard Asset VP SC	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$747	$233	$457	$1,001
Expenses:
Administrative, mortality and expense risk charge	2,509	1,839	3,469	3,607

Net investment income (loss)	(1,762)	(1,606)	(3,012)	(2,606)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,940	136	1,093	2,429
Proceeds from sales	80,782	29,254	86,618	138,097
Cost of investments sold	84,276	30,974	89,157	142,706

Net realized capital gains (losses) on investments	(1,554)	(1,584)	(1,446)	(2,180)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	(20)	22
End of period	29,445	(2,585)	32,835	39,019

Net change in unrealized appreciation/depreciation of investments	29,445	(2,585)	32,855	38,997

Net realized and unrealized capital gains (losses) on investments	27,891	(4,169)	31,409	36,817

Increase (decrease) in net assets from operations	$26,129	$(5,775)	$28,397	$34,211

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica Hanlon Growth VP SC	Transamerica Hanlon Growth and Income VP SC	Transamerica Hanlon Balanced VP SC	Transamerica Hanlon Managed Income VP SC

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$3,650	$2,466	$1,900	$3,154
Expenses:
Administrative, mortality and expense risk charge	3,627	3,993	5,227	16,199

Net investment income (loss)	23	(1,527)	(3,327)	(13,045)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,426	1,426	929	5,313
Proceeds from sales	155,400	67,305	77,518	119,118
Cost of investments sold	160,695	70,436	79,307	117,921

Net realized capital gains (losses) on investments	(2,869)	(1,705)	(860)	6,510

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	21,330	18,096	11,710	(15,040)

Net change in unrealized appreciation/depreciation of investments	21,330	18,096	11,710	(15,040)

Net realized and unrealized capital gains (losses) on investments	18,461	16,391	10,850	(8,530)

Increase (decrease) in net assets from operations	$18,484	$14,864	$7,523	$(21,575)

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Transamerica Index 35 VP SC	Transamerica Index 100 VP SC	Transamerica JP Morgan Midcap Value VP SC	Invesco V.I. Basic Value

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$757	$340	$1,034	$671
Expenses:
Administrative, mortality and expense risk charge	30,006	6,431	570	2,257

Net investment income (loss)	(29,249)	(6,091)	464	(1,586)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	55	—	—
Proceeds from sales	129,102	135,946	42,255	32,148
Cost of investments sold	120,410	136,280	41,440	27,827

Net realized capital gains (losses) on investments	8,692	(279)	815	4,321

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	6,982
End of period	258,346	133,663	8,377	16,175

Net change in unrealized appreciation/depreciation of investments	258,346	133,663	8,377	9,193

Net realized and unrealized capital gains (losses) on investments	267,038	133,384	9,192	13,514

Increase (decrease) in net assets from operations	$237,789	$127,293	$9,656	$11,928

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Invesco V.I. Capital Appreciation	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$344	$—	$455	$15,496
Expenses:
Administrative, mortality and expense risk charge	666	4,147	2,718	12,064

Net investment income (loss)	(322)	(4,147)	(2,263)	3,432

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	14,207	64,390	148,365	61,874
Cost of investments sold	13,310	75,588	149,494	51,809

Net realized capital gains (losses) on investments	897	(11,198)	(1,129)	10,065

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	123	(7,789)	(4,413)	14,447
End of period	7,686	48,358	29,246	84,254

Net change in unrealized appreciation/depreciation of investments	7,563	56,147	33,659	69,807

Net realized and unrealized capital gains (losses) on investments	8,460	44,949	32,530	79,872

Increase (decrease) in net assets from operations	$8,138	$40,802	$30,267	$83,304

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Janus Aspen - Enterprise	Janus Aspen - Perkins Mid Cap Value	Janus Aspen - Worldwide	JPMorgan Insurance Trust Core Bond

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$9	$764	$21,210
Expenses:
Administrative, mortality and expense risk charge	1,095	23	2,173	9,500

Net investment income (loss)	(1,095)	(14)	(1,409)	11,710

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	37,750	74	29,219	290,905
Cost of investments sold	31,957	89	39,025	276,282

Net realized capital gains (losses) on investments	5,793	(15)	(9,806)	14,623

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,818	(147)	(9,273)	3,687
End of period	25,101	110	26,542	15,445

Net change in unrealized appreciation/depreciation of investments	20,283	257	35,815	11,758

Net realized and unrealized capital gains (losses) on investments	26,076	242	26,009	26,381

Increase (decrease) in net assets from operations	$24,981	$228	$24,600	$38,091

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	JPMorgan Insurance Trust International Equity	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$497	$859	$—	$—
Expenses:
Administrative, mortality and expense risk charge	2,774	985	143	—

Net investment income (loss)	(2,277)	(126)	(143)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	169,223	12,232	237	—
Cost of investments sold	178,882	8,433	179	—

Net realized capital gains (losses) on investments	(9,659)	3,799	58	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,390)	18,216	1,404	—
End of period	21,916	30,697	3,918	—

Net change in unrealized appreciation/depreciation of investments	23,306	12,481	2,514	—

Net realized and unrealized capital gains (losses) on investments	13,647	16,280	2,572	—

Increase (decrease) in net assets from operations	$11,370	$16,154	$2,429	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	MFS® New Discovery	MFS® Total Return	MTB Managed Allocation Fund - Moderate Growth II	Fidelity VIP Contrafund®

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$16,121	$3,676	$23,846
Expenses:
Administrative, mortality and expense risk charge	4,319	9,569	6,826	24,609

Net investment income (loss)	(4,319)	6,552	(3,150)	(763)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	1,110
Proceeds from sales	99,697	115,752	21,871	256,748
Cost of investments sold	71,773	126,314	25,490	402,317

Net realized capital gains (losses) on investments	27,924	(10,562)	(3,619)	(144,459)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	17,863	25,673	(21,843)	(202,984)
End of period	107,233	93,661	31,126	269,655

Net change in unrealized appreciation/depreciation of investments	89,370	67,988	52,969	472,639

Net realized and unrealized capital gains (losses) on investments	117,294	57,426	49,350	328,180

Increase (decrease) in net assets from operations	$112,975	$63,978	$46,200	$327,417

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP Mid Cap

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$8,192	$119	$—	$2,066
Expenses:
Administrative, mortality and expense risk charge	4,611	2,358	15	19,340

Net investment income (loss)	3,581	(2,239)	(15)	(17,274)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,080	—	4,597
Proceeds from sales	22,881	38,990	45	232,192
Cost of investments sold	35,119	40,093	54	268,966

Net realized capital gains (losses) on investments	(12,238)	(23)	(9)	(32,177)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(49,311)	(1,906)	(225)	(214,264)
End of period	19,444	54,161	12	171,893

Net change in unrealized appreciation/depreciation of investments	68,755	56,067	237	386,157

Net realized and unrealized capital gains (losses) on investments	56,517	56,044	228	353,980

Increase (decrease) in net assets from operations	$60,098	$53,805	$213	$336,706

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Fidelity VIP Value Strategies	Fidelity VIP Balanced	Franklin Income Securities	Mutual Shares Securities

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,468	$49,562	$51,555	$7,183
Expenses:
Administrative, mortality and expense risk charge	4,464	32,458	11,955	5,816

Net investment income (loss)	(2,996)	17,104	39,600	1,367
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	17,551	—	—
Proceeds from sales	100,889	98,310	163,888	63,240
Cost of investments sold	135,114	68,159	206,074	89,357

Net realized capital gains (losses) on investments	(34,225)	47,702	(42,186)	(26,117)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(32,924)	202,070	(28,479)	(46,207)
End of period	81,474	577,032	78,148	25,785

Net change in unrealized appreciation/depreciation of investments	114,398	374,962	106,627	71,992

Net realized and unrealized capital gains (losses) on investments	80,173	422,664	64,441	45,875

Increase (decrease) in net assets from operations	$77,177	$439,768	$104,041	$47,242

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	Templeton Foreign Securities	Franklin Templeton VIP Founding Funds Allocation Fund	American Funds – Asset Allocation Fund	American Funds – Bond Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$9,594	$44,676	$26,847	$17,779
Expenses:
Administrative, mortality and expense risk charge	8,044	24,091	12,211	5,255

Net investment income (loss)	1,550	20,585	14,636	12,524

Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	169	—	—
Proceeds from sales	182,240	202,686	325,574	94,929
Cost of investments sold	210,232	167,752	304,236	90,171

Net realized capital gains (losses) on investments	(27,992)	35,103	21,338	4,758

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(14,337)	38,885	—	(19)
End of period	69,443	148,102	92,511	(9,090)

Net change in unrealized appreciation/depreciation of investments	83,780	109,217	92,511	(9,071)

Net realized and unrealized capital gains (losses)on investments	55,788	144,320	113,849	(4,313)

Increase (decrease) in net assets from operations	$57,338	$164,905	$128,485	$8,211

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations

Year Ended December 31, 2010

	American Funds – Growth Fund	American Funds – Growth – Income Fund	American Funds – International Fund	GE Investments Total Return Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$3,299	$2,953	$2,912	$2,740
Expenses:
Administrative, mortality and expense risk charge	3,925	1,747	1,015	1,961

Net investment income (loss)	(626)	1,206	1,897	779

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	17,952	12,183	18,584	3,709
Cost of investments sold	16,520	11,992	18,340	3,507

Net realized capital gains (losses) on investments	1,432	191	244	202

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	22	(15)	112	—
End of period	66,743	24,149	11,112	12,230

Net change in unrealized appreciation/depreciation of investments	66,721	24,164	11,000	12,230

Net realized and unrealized capital gains (losses) on investments	68,153	24,355	11,244	12,432

Increase (decrease) in net assets from operations	$67,527	$25,561	$13,141	$13,211

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Conservative VP		Transamerica Asset Allocation - Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$191,988	$158,993	$(8,517)	$16,473
Net realized capital gains (losses) on investments	(64,555)	(151,060)	(74,549)	(22,990)
Net change in unrealized appreciation/ depreciation of investments	599,608	1,156,240	242,619	401,701

Increase (decrease) in net assets from operations	727,041	1,164,173	159,553	395,184

Contract transactions
Net contract purchase payments	2,725,676	1,998,058	480,574	477,371
Transfer payments from (to) other subaccounts or general account	606,899	1,513,059	80,629	36,615
Contract terminations, withdrawals, and other deductions	(356,934)	(336,081)	(953,723)	(200)
Contract maintenance charges	(48,403)	(17,732)	(9,760)	(2,593)

Increase (decrease) in net assets from contract transactions	2,927,238	3,157,304	(402,280)	511,193

Net increase (decrease) in net assets	3,654,279	4,321,477	(242,727)	906,377

Net assets:
Beginning of the period	7,662,257	3,340,780	2,143,136	1,236,759

End of the period	$11,316,536	$7,662,257	$1,900,409	$2,143,136

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Moderate VP		Transamerica Asset Allocation - Moderate Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$381,804	$434,155	$241,544	$490,681
Net realized capital gains (losses) on investments	(623,338)	181,893	(721,452)	588,493
Net change in unrealized appreciation/ depreciation of investments	2,390,110	2,765,277	4,341,232	5,315,645

Increase (decrease) in net assets from operations	2,148,576	3,381,325	3,861,324	6,394,819

Contract transactions
Net contract purchase payments	5,870,924	5,132,043	3,621,596	7,137,420
Transfer payments from (to) other subaccounts or general account	2,603,594	2,390,629	1,699,667	1,305,785
Contract terminations, withdrawals, and other deductions	(1,230,756)	(465,656)	(722,617)	(571,598)
Contract maintenance charges	(141,998)	(72,287)	(221,368)	(128,096)

Increase (decrease) in net assets from contract transactions	7,101,764	6,984,729	4,377,278	7,743,511

Net increase (decrease) in net assets	9,250,340	10,366,054	8,238,602	14,138,330

Net assets:
Beginning of the period	20,294,138	9,928,084	32,487,882	18,349,552

End of the period	$29,544,478	$20,294,138	$40,726,484	$32,487,882

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica International Moderate Growth VP SC		Transamerica MFS International Equity VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$45,690	$27,954	$395	$212
Net realized capital gains (losses) on investments	(183,317)	(220,189)	1,153	(558)
Net change in unrealized appreciation/ depreciation of investments	492,780	845,783	29,668	6,922

Increase (decrease) in net assets from operations	355,153	653,548	31,216	6,576

Contract transactions
Net contract purchase payments	1,482,719	842,040	192,382	48,830
Transfer payments from (to) other subaccounts or general account	204,534	123,163	102,976	6,169
Contract terminations, withdrawals, and other deductions	(307,694)	(47,968)	(5)	—
Contract maintenance charges	(23,023)	(11,123)	(1,822)	(144)

Increase (decrease) in net assets from contract transactions	1,356,536	906,112	293,531	54,855

Net increase (decrease) in net assets	1,711,689	1,559,660	324,747	61,431

Net assets:
Beginning of the period	3,543,289	1,983,629	71,714	10,283

End of the period	$5,254,978	$3,543,289	$396,461	$71,714

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP		Transamerica Jennison Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$20,151	$(2,615)	$(27,040)	$(2,614)
Net realized capital gains (losses) on investments	(55,492)	(57,349)	(24,814)	(7,550)
Net change in unrealized appreciation/ depreciation of investments	98,338	117,601	278,168	79,621

Increase (decrease) in net assets from operations	62,997	57,637	226,314	69,457

Contract transactions
Net contract purchase payments	116,295	69,288	235,538	136,955
Transfer payments from (to) other subaccounts or general account	203,768	14,265	2,464,922	3,707
Contract terminations, withdrawals, and other deductions	(15,884)	(18,383)	(154,682)	(6,936)
Contract maintenance charges	(1,974)	(711)	(5,366)	(231)

Increase (decrease) in net assets from contract transactions	302,205	64,459	2,540,412	133,495

Net increase (decrease) in net assets	365,202	122,096	2,766,726	202,952

Net assets:
Beginning of the period	276,631	154,535	369,851	166,899

End of the period	$641,833	$276,631	$3,136,577	$369,851

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica JPMorgan Enhanced Index VP		Transamerica BlackRock Large Cap Value VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(62)	$4,081	$(20,811)	$(2,738)
Net realized capital gains (losses) on investments	(64,266)	(27,746)	(19,564)	(94,124)
Net change in unrealized appreciation/ depreciation of investments	160,647	171,972	298,516	179,981

Increase (decrease) in net assets from operations	96,319	148,307	258,141	83,119

Contract transactions
Net contract purchase payments	75,162	33,999	535,525	68,572
Transfer payments from (to) other subaccounts or general account	35,044	5,737	3,095,243	1,695,760
Contract terminations, withdrawals, and other deductions	(99,451)	(30,117)	(298,578)	(76,075)
Contract maintenance charges	(1,319)	(524)	(7,448)	(774)

Increase (decrease) in net assets from contract transactions	9,436	9,095	3,324,742	1,687,483

Net increase (decrease) in net assets	105,755	157,402	3,582,883	1,770,602

Net assets:
Beginning of the period	695,899	538,497	2,048,610	278,008

End of the period	$801,654	$695,899	$5,631,493	$2,048,610

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica AEGON High Yield Bond VP		Transamerica PIMCO Total Return VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$79,402	$19,443	$307,201	$99,710
Net realized capital gains (losses) on investments	(9,350)	(13,326)	132,379	60,633
Net change in unrealized appreciation/ depreciation of investments	(10,556)	87,428	(230,054)	47,347

Increase (decrease) in net assets from operations	59,496	93,545	209,526	207,690

Contract transactions
Net contract purchase payments	321,216	89,301	7,995,354	1,194,638
Transfer payments from (to) other subaccounts or general account	85,550	49,612	(381,612)	787,915
Contract terminations, withdrawals, and other deductions	(12,372)	(20,279)	(393,962)	(79,208)
Contract maintenance charges	(3,412)	(520)	(35,915)	(3,061)

Increase (decrease) in net assets from contract transactions	390,982	118,114	7,183,865	1,900,284

Net increase (decrease) in net assets	450,478	211,659	7,393,391	2,107,974

Net assets:
Beginning of the period	406,864	195,205	2,916,598	808,624

End of the period	$857,342	$406,864	$10,309,989	$2,916,598

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Focus VP		Transamerica Diversified Equity VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(2,041)	$1,391	$(3,280)	$1,184
Net realized capital gains (losses) on investments	10,872	(29,061)	(47,086)	(3,891)
Net change in unrealized appreciation/ depreciation of investments	60,685	59,687	208,294	163,824

Increase (decrease) in net assets from operations	69,516	32,017	157,928	161,117

Contract transactions
Net contract purchase payments	18,584	135,856	138,587	31,295
Transfer payments from (to) other subaccounts or general account	11,309	13,196	259,561	286,818
Contract terminations, withdrawals, and other deductions	(5,239)	(18,195)	(14,372)	(7,719)
Contract maintenance charges	(2,163)	(423)	(2,480)	(192)

Increase (decrease) in net assets from contract transactions	22,491	130,434	381,296	310,202

Net increase (decrease) in net assets	92,007	162,451	539,224	471,319

Net assets:
Beginning of the period	289,379	126,928	762,011	290,692

End of the period	$381,386	$289,379	$1,301,235	$762,011

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Balanced VP		Transamerica AllianceBernstein Dynamic Allocation VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(10,449)	$2,048	$16,385	$4,716
Net realized capital gains (losses) on investments	4,091	2,796	(11,296)	(33,683)
Net change in unrealized appreciation/ depreciation of investments	315,284	77,403	30,904	87,495

Increase (decrease) in net assets from operations	308,926	82,247	35,993	58,528

Contract transactions
Net contract purchase payments	676,614	159,008	1,255,746	36,296
Transfer payments from (to) other subaccounts or general account	672,435	85,605	83,261	1,233
Contract terminations, withdrawals, and other deductions	(15,609)	(14,610)	(9,412)	(12,074)
Contract maintenance charges	(8,783)	(1,753)	(1,267)	(238)

Increase (decrease) in net assets from contract transactions	1,324,657	228,250	1,328,328	25,217

Net increase (decrease) in net assets	1,633,583	310,497	1,364,321	83,745

Net assets:
Beginning of the period	494,169	183,672	278,394	194,649

End of the period	$2,127,752	$494,169	$1,642,715	$278,394

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica WMC Diversified Growth VP		Transamerica Growth Opportunities VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(27,609)	$(12,589)	$(12,996)	$(9,413)
Net realized capital gains (losses) on investments	(81,037)	(116,598)	(3,535)	(24,342)
Net change in unrealized appreciation/ depreciation of investments	605,971	832,712	257,697	200,391

Increase (decrease) in net assets from operations	497,325	703,525	241,166	166,636

Contract transactions
Net contract purchase payments	26,197	—	46,676	—
Transfer payments from (to) other subaccounts or general account	(18,985)	(17,273)	55,035	5
Contract terminations, withdrawals, and other deductions	(222,359)	(127,720)	(1,919)	(16,482)
Contract maintenance charges	(2,737)	(2,636)	(457)	(9)

Increase (decrease) in net assets from contract transactions	(217,884)	(147,629)	99,335	(16,486)

Net increase (decrease) in net assets	279,441	555,896	340,501	150,150

Net assets:
Beginning of the period	3,238,000	2,682,104	655,772	505,622

End of the period	$3,517,441	$3,238,000	$996,273	$655,772

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Money Market VP		Transamerica Small/Mid Cap Value VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(47,118)	$(29,425)	$(25,503)	$55,125
Net realized capital gains (losses) on investments	—	—	281,354	134,050
Net change in unrealized appreciation/ depreciation of investments	—	—	805,563	881,568

Increase (decrease) in net assets from operations	(47,118)	(29,425)	1,061,414	1,070,743

Contract transactions
Net contract purchase payments	3,837,787	1,855,266	368,672	111,821
Transfer payments from (to) other subaccounts or general account	(2,361,177)	(302,539)	(95,506)	2,548
Contract terminations, withdrawals, and other deductions	(170,883)	(562,606)	(235,559)	(221,604)
Contract maintenance charges	(25,884)	(844)	(5,007)	(1,763)

Increase (decrease) in net assets from contract transactions	1,279,843	989,277	32,600	(108,998)

Net increase (decrease) in net assets	1,232,725	959,852	1,094,014	961,745

Net assets:
Beginning of the period	2,608,684	1,648,832	3,632,074	2,670,329

End of the period	$3,841,409	$2,608,684	$4,726,088	$3,632,074

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica U.S. Government Securities VP		Transamerica U.S. Government Securities VP SC - PAM

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$197,776	$18,314	$52,530	$23,717
Net realized capital gains (losses) on investments	276,561	42,031	183,672	67,243
Net change in unrealized appreciation/ depreciation of investments	(258,450)	(3,789)	(139,474)	(10,006)

Increase (decrease) in net assets from operations	215,887	56,556	96,728	80,954

Contract transactions
Net contract purchase payments	20,096,869	3,781,014	—	—
Transfer payments from (to) other subaccounts or general account	(14,283,893)	(799,378)	(1,059,087)	(207,697)
Contract terminations, withdrawals, and other deductions	(414,706)	(148,248)	(59,409)	(61,425)
Contract maintenance charges	(32,138)	(695)	(19,297)	(22,679)

Increase (decrease) in net assets from contract transactions	5,366,132	2,832,693	(1,137,793)	(291,801)

Net increase (decrease) in net assets	5,582,019	2,889,249	(1,041,065)	(210,847)

Net assets:
Beginning of the period	4,346,670	1,457,421	2,691,530	2,902,377

End of the period	$9,928,689	$4,346,670	$1,650,465	$2,691,530

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica T. Rowe Price Small Cap VP		Transamerica Morgan Stanley Active International Allocation VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(6,745)	$(2,215)	$8,735	$(16,215)
Net realized capital gains (losses) on investments	(35,170)	(7,942)	38,308	27,116
Net change in unrealized appreciation/ depreciation of investments	216,188	62,921	53,756	264,995

Increase (decrease) in net assets from operations	174,273	52,764	100,799	275,896

Contract transactions
Net contract purchase payments	301,758	33,794	166,224	34,541
Transfer payments from (to) other subaccounts or general account	213,027	6,074	(49,950)	(61,277)
Contract terminations, withdrawals, and other deductions	(14,971)	(15,156)	(115,188)	(92,607)
Contract maintenance charges	(1,886)	(124)	(1,666)	(875)

Increase (decrease) in net assets from contract transactions	497,928	24,588	(580)	(120,218)

Net increase (decrease) in net assets	672,201	77,352	100,219	155,678

Net assets:
Beginning of the period	219,354	142,002	1,517,541	1,361,863

End of the period	$891,555	$219,354	$1,617,760	$1,517,541

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Multi Managed Large Cap Core VP		Transamerica Morgan Stanley Mid-Cap Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(16,732)	$(9,996)	$(3,810)	$(824)
Net realized capital gains (losses) on investments	(12,702)	(66,595)	8,676	113
Net change in unrealized appreciation/ depreciation of investments	424,367	716,159	82,098	26,641

Increase (decrease) in net assets from operations	394,933	639,568	86,964	25,930

Contract transactions
Net contract purchase payments	125,897	96,568	232,131	33,145
Transfer payments from (to) other subaccounts or general account	(12,222)	366	84,884	18,619
Contract terminations, withdrawals, and other deductions	(43,651)	(45,760)	(3,719)	(2,869)
Contract maintenance charges	(2,585)	(1,276)	(1,023)	(49)

Increase (decrease) in net assets from contract transactions	67,439	49,898	312,273	48,846

Net increase (decrease) in net assets	462,372	689,466	399,237	74,776

Net assets:
Beginning of the period	2,185,084	1,495,618	114,288	39,512

End of the period	$2,647,456	$2,185,084	$513,525	$114,288

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Index 50 VP SC		Transamerica Index 75 VP SC

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(17,746)	$(18,494)	$(2,119)	$(44,281)
Net realized capital gains (losses) on investments	347,946	47	582,227	(122,981)
Net change in unrealized appreciation/ depreciation of investments	542,267	331,439	1,472,457	1,377,151

Increase (decrease) in net assets from operations	872,467	312,992	2,052,565	1,209,889

Contract transactions
Net contract purchase payments	4,224,766	4,062,492	8,101,034	5,755,589
Transfer payments from (to) other subaccounts or general account	2,699,763	1,337,256	2,275,275	1,830,281
Contract terminations, withdrawals, and other deductions	(161,912)	(36,648)	(689,422)	(54,481)
Contract maintenance charges	(60,247)	(5,608)	(96,257)	(6,247)

Increase (decrease) in net assets from contract transactions	6,702,370	5,357,492	9,590,630	7,525,142

Net increase (decrease) in net assets	7,574,837	5,670,484	11,643,195	8,735,031

Net assets:
Beginning of the period	5,738,099	67,615	9,268,433	533,402

End of the period	$13,312,936	$5,738,099	$20,911,628	$9,268,433

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Efficient Markets VP SC		Transamerica BlackRock Global Allocation VP SC

	Subaccount		Subaccount
	2010	2009	2010	2009(1)
Operations
Net investment income (loss)	$(4,763)	$(1,352)	$(86,286)	$(13,147)
Net realized capital gains (losses) on investments	19,604	1,458	43,360	579
Net change in unrealized appreciation/ depreciation of investments	111,955	18,342	1,066,183	171,334

Increase (decrease) in net assets from operations	126,796	18,448	1,023,257	158,766

Contract transactions
Net contract purchase payments	811,055	233,785	8,791,052	2,332,503
Transfer payments from (to) other subaccounts or general account	659,410	49,370	2,905,036	804,642
Contract terminations, withdrawals, and other deductions	(7,432)	(3,282)	(117,010)	(4,303)
Contract maintenance charges	(5,814)	(32)	(61,937)	(2,238)

Increase (decrease) in net assets from contract transactions	1,457,219	279,841	11,517,141	3,130,604

Net increase (decrease) in net assets	1,584,015	298,289	12,540,398	3,289,370

Net assets:
Beginning of the period	298,289	—	3,289,370	—

End of the period	$1,882,304	$298,289	$15,829,768	$3,289,370

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica BlackRock Tactical Allocation VP SC		Transamerica ProFunds UltraBear Fund SC - OAM

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(23,499)	$(3,900)	$(4,746)	$(104)
Net realized capital gains (losses) on investments	51,292	582	(211,419)	(11,086)
Net change in unrealized appreciation/ depreciation of investments	311,829	62,985	(16,286)	(560)

Increase (decrease) in net assets from operations	339,622	59,667	(232,451)	(11,750)

Contract transactions
Net contract purchase payments	2,680,642	534,542	—	—
Transfer payments from (to) other subaccounts or general account	1,055,060	326,642	364,157	25,141
Contract terminations, withdrawals, and other deductions	(54,957)	(2,284)	(9,542)	(92)
Contract maintenance charges	(17,822)	(1,345)	(3,713)	(36)

Increase (decrease) in net assets from contract transactions	3,662,923	857,555	350,902	25,013

Net increase (decrease) in net assets	4,002,545	917,222	118,451	13,263

Net assets:
Beginning of the period	917,222	—	13,263	—

End of the period	$4,919,767	$917,222	$131,714	$13,263

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Foxhall Global Growth VP SC		Transamerica Foxhall Global Conservative VP SC

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(1,762)	$—	$(1,606)	$—
Net realized capital gains (losses) on investments	(1,554)	1	(1,584)	—
Net change in unrealized appreciation/ depreciation of investments	29,445	—	(2,585)	—

Increase (decrease) in net assets from operations	26,129	1	(5,775)	—

Contract transactions
Net contract purchase payments	330,185	1,600	283,885	100
Transfer payments from (to) other subaccounts or general account	(8,255)	—	88,804	—
Contract terminations, withdrawals, and other deductions	(4,537)	(101)	(1,160)	(100)
Contract maintenance charges	(1,275)	—	(514)	—

Increase (decrease) in net assets from contract transactions	316,118	1,499	371,015	—

Net increase (decrease) in net assets	342,247	1,500	365,240	—

Net assets:
Beginning of the period	1,500	—	—	—

End of the period	$343,747	$1,500	$365,240	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Foxhall Global Hard Asset VP SC		Transamerica Foxhall Emerging Markets/Pacific Rim VP SC

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(3,012)	$(7)	$(2,606)	$(2)
Net realized capital gains (losses) on investments	(1,446)	—	(2,180)	—
Net change in unrealized appreciation/depreciation of investments	32,855	(20)	38,997	22

Increase (decrease) in net assets from operations	28,397	(27)	34,211	20

Contract transactions
Net contract purchase payments	324,838	2,600	438,215	3,100
Transfer payments from (to) other subaccounts or general account	87,374	7,079	105,637	2,007
Contract terminations, withdrawals, and other deductions	(4,517)	(100)	(5,553)	(100)
Contract maintenance charges	(2,077)	—	(1,808)	—

Increase (decrease) in net assets from contract transactions	405,618	9,579	536,491	5,007

Net increase (decrease) in net assets	434,015	9,552	570,702	5,027

Net assets:
Beginning of the period	9,552	—	5,027	—

End of the period	$443,567	$9,552	$575,729	$5,027

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Hanlon Growth VP SC		Transamerica Hanlon Growth and Income VP SC

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$23	$—	$(1,527)	$—
Net realized capital gains (losses) on investments	(2,869)	—	(1,705)	—
Net change in unrealized appreciation/depreciation of investments	21,330	—	18,096	—

Increase (decrease) in net assets from operations	18,484	—	14,864	—

Contract transactions
Net contract purchase payments	543,140	100	549,035	100
Transfer payments from (to) other subaccounts or general account	(38,783)	—	73,857	—
Contract terminations, withdrawals, and other deductions	(4,538)	(100)	(26,427)	(100)
Contract maintenance charges	(2,332)	—	(1,522)	—

Increase (decrease) in net assets from contract transactions	497,487	—	594,943	—

Net increase (decrease) in net assets	515,971	—	609,807	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$515,971	$—	$609,807	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Hanlon Balanced VP SC		Transamerica Hanlon Managed Income VP SC

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(3,327)	$—	$(13,045)	$—
Net realized capital gains (losses) on investments	(860)	—	6,510	—
Net change in unrealized appreciation/ depreciation of investments	11,710	—	(15,040)	—

Increase (decrease) in net assets from operations	7,523	—	(21,575)	—

Contract transactions
Net contract purchase payments	872,643	100	2,486,319	2,600
Transfer payments from (to) other subaccounts or general account	57,361	—	88,152	—
Contract terminations, withdrawals, and other deductions	(6,307)	(100)	(5,230)	(100)
Contract maintenance charges	(2,185)	—	(7,001)	—

Increase (decrease) in net assets from contract transactions	921,512	—	2,562,240	2,500

Net increase (decrease) in net assets	929,035	—	2,540,665	2,500

Net assets:
Beginning of the period	—	—	2,500	—

End of the period	$929,035	$—	$2,543,165	$2,500

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Index 35 VP SC		Transamerica Index 100 VP SC

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(29,249)	$—	$(6,091)	$—
Net realized capital gains (losses) on investments	8,692	1	(279)	1
Net change in unrealized appreciation/depreciation of investments	258,346	—	133,663	—

Increase (decrease) in net assets from operations	237,789	1	127,293	1

Contract transactions
Net contract purchase payments	4,368,546	100	1,064,945	100
Transfer payments from (to) other subaccounts or general account	697,438	—	79,915	—
Contract terminations, withdrawals, and other deductions	(104,339)	(101)	(2,684)	(101)
Contract maintenance charges	(5,408)	—	(3,627)	—

Increase (decrease) in net assets from contract transactions	4,956,237	(1)	1,138,549	(1)

Net increase (decrease) in net assets	5,194,026	—	1,265,842	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$5,194,026	$—	$1,265,842	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica JP Morgan Midcap Value VP SC		Invesco V.I. Basic Value

	Subaccount		Subaccount
	2010	2009(1)	2010	2009
Operations
Net investment income (loss)	$464	$—	$(1,586)	$659
Net realized capital gains (losses) on investments	815	1	4,321	(3,769)
Net change in unrealized appreciation/depreciation of investments	8,377	—	9,193	12,492

Increase (decrease) in net assets from operations	9,656	1	11,928	9,382

Contract transactions
Net contract purchase payments	81,038	2,100	125,489	101,835
Transfer payments from (to) other subaccounts or general account	(21,167)	—	1,214	(735)
Contract terminations, withdrawals, and other deductions	—	(101)	(2,674)	(134)
Contract maintenance charges	(182)	—	(1,472)	(140)

Increase (decrease) in net assets from contract transactions	59,689	1,999	122,557	100,826

Net increase (decrease) in net assets	69,345	2,000	134,485	110,208

Net assets:
Beginning of the period	2,000	—	113,810	3,602

End of the period	$71,345	$2,000	$248,295	$113,810

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Invesco V.I. Capital Appreciation		AllianceBernstein Growth & Income

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(322)	$(49)	$(4,147)	$1,662
Net realized capital gains (losses) on investments	897	(2,308)	(11,198)	(1,869)
Net change in unrealized appreciation/ depreciation of investments	7,563	3,162	56,147	14,073

Increase (decrease) in net assets from operations	8,138	805	40,802	13,866

Contract transactions
Net contract purchase payments	51,226	11,827	249,205	43,293
Transfer payments from (to) other subaccounts or general account	(534)	(108)	206,565	2,335
Contract terminations, withdrawals, and other deductions	(42)	(2,086)	(4,739)	(1,776)
Contract maintenance charges	(222)	(31)	(1,075)	(123)

Increase (decrease) in net assets from contract transactions	50,428	9,602	449,956	43,729

Net increase (decrease) in net assets	58,566	10,407	490,758	57,595

Net assets:
Beginning of the period	15,471	5,064	116,856	59,261

End of the period	$74,037	$15,471	$607,614	$116,856

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	AllianceBernstein Large Cap Growth		AllianceBernstein Balanced Wealth Strategy

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(2,263)	$(452)	$3,432	$(514)
Net realized capital gains (losses) on investments	(1,129)	(5,187)	10,065	3,344
Net change in unrealized appreciation/ depreciation of investments	33,659	15,824	69,807	14,447

Increase (decrease) in net assets from operations	30,267	10,185	83,304	17,277

Contract transactions
Net contract purchase payments	222,592	13,370	546,168	162,118
Transfer payments from (to) other subaccounts or general account	(2,742)	970	366,632	24,959
Contract terminations, withdrawals, and other deductions	(2,021)	(14,783)	(10,187)	—
Contract maintenance charges	(742)	(26)	(5,638)	(118)

Increase (decrease) in net assets from contract transactions	217,087	(469)	896,975	186,959

Net increase (decrease) in net assets	247,354	9,716	980,279	204,236

Net assets:
Beginning of the period	45,968	36,252	204,236	—

End of the period	$293,322	$45,968	$1,184,515	$204,236

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Janus Aspen - Enterprise		Janus Aspen - Perkins Mid Cap Value

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(1,095)	$(281)	$(14)	$(49)
Net realized capital gains (losses) on investments	5,793	(826)	(15)	(644)
Net change in unrealized appreciation/ depreciation of investments	20,283	8,497	257	2,012

Increase (decrease) in net assets from operations	24,981	7,390	228	1,319

Contract transactions
Net contract purchase payments	75,219	32,223	—	—
Transfer payments from (to) other subaccounts or general account	27,508	1,045	(3)	(1,402)
Contract terminations, withdrawals, and other deductions	—	—	(48)	(4,739)
Contract maintenance charges	(535)	(129)	(2)	(4)

Increase (decrease) in net assets from contract transactions	102,192	33,139	(53)	(6,145)

Net increase (decrease) in net assets	127,173	40,529	175	(4,826)

Net assets:
Beginning of the period	47,251	6,722	1,684	6,510

End of the period	$174,424	$47,251	$1,859	$1,684

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Janus Aspen - Worldwide		JPMorgan Insurance Trust Core Bond

	Subaccount		Subaccount
	2010	2009	2010	2009(1)
Operations
Net investment income (loss)	$(1,409)	$(5)	$11,710	$(1,260)
Net realized capital gains (losses) on investments	(9,806)	(4,737)	14,623	2,184
Net change in unrealized appreciation/ depreciation of investments	35,815	19,441	11,758	3,687

Increase (decrease) in net assets from operations	24,600	14,699	38,091	4,611

Contract transactions
Net contract purchase payments	52,031	45,485	660,803	255,607
Transfer payments from (to) other subaccounts or general account	22,916	23,591	22,750	54,098
Contract terminations, withdrawals, and other deductions	(3,788)	(11,907)	(9,375)	(295)
Contract maintenance charges	(797)	(43)	(5,272)	(287)

Increase (decrease) in net assets from contract transactions	70,362	57,126	668,906	309,123

Net increase (decrease) in net assets	94,962	71,825	706,997	313,734

Net assets:
Beginning of the period	117,763	45,938	313,734	—

End of the period	$212,725	$117,763	$1,020,731	$313,734

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	JPMorgan Insurance Trust International Equity		JPMorgan Insurance Trust Mid Cap Value

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(2,277)	$573	$(126)	$(625)
Net realized capital gains (losses) on investments	(9,659)	(2,063)	3,799	108
Net change in unrealized appreciation/depreciation of investments	23,306	(1,390)	12,481	18,216

Increase (decrease) in net assets from operations	11,370	(2,880)	16,154	17,699

Contract transactions
Net contract purchase payments	207,621	9,800	—	—
Transfer payments from (to) other subaccounts or general account	(24,121)	108,159	—	60,963
Contract terminations, withdrawals, and other deductions	(6,603)	(12,920)	(11,232)	—
Contract maintenance charges	(1,214)	(313)	(15)	(8)

Increase (decrease) in net assets from contract transactions	175,683	104,726	(11,247)	60,955

Net increase (decrease) in net assets	187,053	101,846	4,907	78,654

Net assets:
Beginning of the period	101,846	—	78,654	—

End of the period	$288,899	$101,846	$83,561	$78,654

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	JPMorgan Insurance Trust Small Cap Core		JPMorgan Insurance Trust U.S. Equity

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(143)	$(61)	$—	$—
Net realized capital gains (losses) on investments	58	8	—	—
Net change in unrealized appreciation/depreciation of investments	2,514	1,404	—	—

Increase (decrease) in net assets from operations	2,429	1,351	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	2	8,312	—	—
Contract terminations, withdrawals, and other deductions	(75)	(55)	—	—
Contract maintenance charges	(19)	(10)	—	—

Increase (decrease) in net assets from contract transactions	(92)	8,247	—	—

Net increase (decrease) in net assets	2,337	9,598	—	—

Net assets:
Beginning of the period	9,598	—	—	—

End of the period	$11,935	$9,598	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	MFS® New Discovery		MFS® Total Return

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(4,319)	$(698)	$6,552	$1,667
Net realized capital gains (losses) on investments	27,924	(4,533)	(10,562)	(21,131)
Net change in unrealized appreciation/depreciation of investments	89,370	24,430	67,988	75,418

Increase (decrease) in net assets from operations	112,975	19,199	63,978	55,954

Contract transactions
Net contract purchase payments	239,227	117,084	203,746	303,487
Transfer payments from (to) other subaccounts or general account	79,521	21,039	195,724	42,947
Contract terminations, withdrawals, and other deductions	(1,857)	(2,923)	(4,071)	(16,096)
Contract maintenance charges	(2,833)	(354)	(4,341)	(378)

Increase (decrease) in net assets from contract transactions	314,058	134,846	391,058	329,960

Net increase (decrease) in net assets	427,033	154,045	455,036	385,914

Net assets:
Beginning of the period	160,779	6,734	556,572	170,658

End of the period	$587,812	$160,779	$1,011,608	$556,572

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	MTB Managed Allocation Fund - Moderate Growth II		Fidelity VIP Contrafund®

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(3,150)	$(6,126)	$(763)	$142
Net realized capital gains (losses) on investments	(3,619)	(17,961)	(144,459)	(122,580)
Net change in unrealized appreciation/depreciation of investments	52,969	127,623	472,639	345,324

Increase (decrease) in net assets from operations	46,200	103,536	327,417	222,886

Contract transactions
Net contract purchase payments	—	—	870,667	317,806
Transfer payments from (to) other subaccounts or general account	(9,994)	24,350	336,186	7,950
Contract terminations, withdrawals, and other deductions	(4,814)	(38,087)	(25,473)	(45,350)
Contract maintenance charges	(232)	(301)	(10,416)	(2,245)

Increase (decrease) in net assets from contract transactions	(15,040)	(14,038)	1,170,964	278,161

Net increase (decrease) in net assets	31,160	89,498	1,498,381	501,047

Net assets:
Beginning of the period	517,248	427,750	1,127,978	626,931

End of the period	$548,408	$517,248	$2,626,359	$1,127,978

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Equity-Income Subaccount		Fidelity VIP Growth Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$3,581	$977	$(2,239)	$(349)
Net realized capital gains (losses) on investments	(12,238)	(16,229)	(23)	(1,099)
Net change in unrealized appreciation/depreciation of investments	68,755	47,080	56,067	11,346

Increase (decrease) in net assets from operations	60,098	31,828	53,805	9,898

Contract transactions
Net contract purchase payments	276,201	24,543	107,392	47,466
Transfer payments from (to) other subaccounts or general account	83,416	6,353	191,996	872
Contract terminations, withdrawals, and other deductions	(3,634)	(23,870)	(2,193)	(1,449)
Contract maintenance charges	(1,327)	(257)	(866)	(2)

Increase (decrease) in net assets from contract transactions	354,656	6,769	296,329	46,887

Net increase (decrease) in net assets	414,754	38,597	350,134	56,785

Net assets:
Beginning of the period	145,919	107,322	86,092	29,307

End of the period	$560,673	$145,919	$436,226	$86,092

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Growth Opportunities		Fidelity VIP Mid Cap

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(15)	$(27)	$(17,274)	$(8,160)
Net realized capital gains (losses) on investments	(9)	(2,784)	(32,177)	(98,997)
Net change in unrealized appreciation/depreciation of investments	237	2,593	386,157	376,683

Increase (decrease) in net assets from operations	213	(218)	336,706	269,526

Contract transactions
Net contract purchase payments	—	—	369,001	85,030
Transfer payments from (to) other subaccounts or general account	2	(779)	192,822	(38,848)
Contract terminations, withdrawals, and other deductions	(29)	(5,547)	(25,297)	(79,775)
Contract maintenance charges	(1)	(2)	(3,886)	(1,645)

Increase (decrease) in net assets from contract transactions	(28)	(6,328)	532,640	(35,238)

Net increase (decrease) in net assets	185	(6,546)	869,346	234,288

Net assets:
Beginning of the period	1,016	7,562	1,033,824	799,536

End of the period	$1,201	$1,016	$1,903,170	$1,033,824

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Value Strategies		Fidelity VIP Balanced

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(2,996)	$(985)	$17,104	$11,063
Net realized capital gains (losses) on investments	(34,225)	(11,594)	47,702	(3,537)
Net change in unrealized appreciation/depreciation of investments	114,398	55,674	374,962	214,018

Increase (decrease) in net assets from operations	77,177	43,095	439,768	221,544

Contract transactions
Net contract purchase payments	237,937	69,591	1,520,783	837,969
Transfer payments from (to) other subaccounts or general account	72,713	(1,755)	414,022	264,358
Contract terminations, withdrawals, and other deductions	(6,530)	(4,115)	(18,769)	(37,927)
Contract maintenance charges	(1,698)	(154)	(19,686)	(2,151)

Increase (decrease) in net assets from contract transactions	302,422	63,567	1,896,350	1,062,249

Net increase (decrease) in net assets	379,599	106,662	2,336,118	1,283,793

Net assets:
Beginning of the period	174,255	67,593	1,421,466	137,673

End of the period	$553,854	$174,255	$3,757,584	$1,421,466

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Franklin Income Securities		Mutual Shares Securities

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$39,600	$24,494	$1,367	$1,538
Net realized capital gains (losses) on investments	(42,186)	(14,113)	(26,117)	(25,986)
Net change in unrealized appreciation/depreciation of investments	106,627	116,972	71,992	83,171

Increase (decrease) in net assets from operations	104,041	127,353	47,242	58,723

Contract transactions
Net contract purchase payments	354,167	189,519	229,304	50,337
Transfer payments from (to) other subaccounts or general account	103,321	56,968	43,329	34,080
Contract terminations, withdrawals, and other deductions	(47,076)	—	(22,742)	—
Contract maintenance charges	(4,047)	(414)	(1,083)	(90)

Increase (decrease) in net assets from contract transactions	406,365	246,073	248,808	84,327

Net increase (decrease) in net assets	510,406	373,426	296,050	143,050

Net assets:
Beginning of the period	667,801	294,375	323,964	180,914

End of the period	$1,178,207	$667,801	$620,014	$323,964

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Templeton Foreign Securities		Franklin Templeton VIP Founding Funds Allocation Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$1,550	$993	$20,585	$8,224
Net realized capital gains (losses) on investments	(27,992)	(5,943)	35,103	1,032
Net change in unrealized appreciation/depreciation of investments	83,780	42,206	109,217	38,885

Increase (decrease) in net assets from operations	57,338	37,256	164,905	48,141

Contract transactions
Net contract purchase payments	372,425	191,295	1,452,330	322,622
Transfer payments from (to) other subaccounts or general account	125,711	34,681	398,447	165,715
Contract terminations, withdrawals, and other deductions	(27,264)	—	(110,258)	(84)
Contract maintenance charges	(4,500)	(340)	(12,862)	(638)

Increase (decrease) in net assets from contract transactions	466,372	225,636	1,727,657	487,615

Net increase (decrease) in net assets	523,710	262,892	1,892,562	535,756

Net assets:
Beginning of the period	345,155	82,263	535,756	—

End of the period	$868,865	$345,155	$2,428,318	$535,756

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	American Funds – Asset Allocation Fund		American Funds – Bond Fund

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$14,636	$(4)	$12,524	$(4)
Net realized capital gains (losses) on investments	21,338	1	4,758	—
Net change in unrealized appreciation/depreciation of investments	92,511	—	(9,071)	(19)

Increase (decrease) in net assets from operations	128,485	(3)	8,211	(23)

Contract transactions
Net contract purchase payments	1,529,878	100	582,593	100
Transfer payments from (to) other subaccounts or general account	(51,163)	9,941	124,734	9,940
Contract terminations, withdrawals, and other deductions	(4,528)	(101)	(5,228)	(100)
Contract maintenance charges	(6,046)	—	(2,023)	—

Increase (decrease) in net assets from contract transactions	1,468,141	9,940	700,076	9,940

Net increase (decrease) in net assets	1,596,626	9,937	708,287	9,917

Net assets:
Beginning of the period	9,937	—	9,917	—

End of the period	$1,606,563	$9,937	$718,204	$9,917

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	American Funds – Growth Fund		American Funds – Growth – Income Fund

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$(626)	$(4)	$1,206	$4
Net realized capital gains (losses) on investments	1,432	1	191	1
Net change in unrealized appreciation/depreciation of investments	66,721	22	24,164	(15)

Increase (decrease) in net assets from operations	67,527	19	25,561	(10)

Contract transactions
Net contract purchase payments	257,535	100	175,871	800
Transfer payments from (to) other subaccounts or general account	295,141	9,939	25,005	9,940
Contract terminations, withdrawals, and other deductions	(1,493)	(100)	(731)	(101)
Contract maintenance charges	(1,249)	—	(681)	—

Increase (decrease) in net assets from contract transactions	549,934	9,939	199,464	10,639

Net increase (decrease) in net assets	617,461	9,958	225,025	10,629

Net assets:
Beginning of the period	9,958	—	10,629	—

End of the period	$627,419	$9,958	$235,654	$10,629

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	American Funds – International Fund		GE Investments Total Return Fund

	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$1,897	$(4)	$779	$—
Net realized capital gains (losses) on investments	244	1	202	1
Net change in unrealized appreciation/depreciation of investments	11,000	112	12,230	—

Increase (decrease) in net assets from operations	13,141	109	13,211	1

Contract transactions
Net contract purchase payments	129,219	100	198,967	100
Transfer payments from (to) other subaccounts or general account	68,423	9,940	29,941	—
Contract terminations, withdrawals, and other deductions	(722)	(101)	(659)	(101)
Contract maintenance charges	(500)	—	(771)	—

Increase (decrease) in net assets from contract transactions	196,420	9,939	227,478	(1)

Net increase (decrease) in net assets	209,561	10,048	240,689	—

Net assets:
Beginning of the period	10,048	—	—	—

End of the period	$219,609	$10,048	$240,689	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity.

The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (PAM Fund) and the Transamerica Profunds UltraBear-Open Allocation Method-Service Class (OAM Fund) are included in the Mutual Fund portfolio only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Transamerica Series Trust - Initial Class:

Transamerica Asset Allocation-Growth VP-Initial Class

Transamerica Asset Allocation-Conservative VP-Initial Class

Transamerica Asset Allocation-Moderate VP-Initial Class

Transamerica Asset Allocation-Moderate Growth VP-Initial Class

Transamerica MFS International Equity VP-Initial Class

Transamerica Clarion Global Real Estate Securities VP-Initial Class

Transamerica Small/Mid Cap Value VP-Initial Class

Transamerica Diversified Equity VP-Initial Class

Transamerica Balanced VP-Initial Class

Transamerica Jennison Growth VP-Initial Class

Transamerica JPMorgan Enhanced Index VP-Initial Class

Transamerica AEGON High Yield Bond VP-Initial Class

Transamerica BlackRock Large Cap Value VP-Initial Class

Transamerica PIMCO Total ReturnVP-Initial Class

Transamerica Focus VP-Initial Class

Transamerica AllianceBernstein Dynamic Allocation VP-Initial Class

Transamerica WMC Diversified Growth VP-Initial Class

Transamerica Growth Opportunities VP-Initial Class

Transamerica U.S. Government Securities VP-Initial Class

Transamerica T. Rowe Price Small Cap VP-Initial Class

Transamerica Morgan Stanley Active International Allocation VP-Initial Class

Transamerica Multi Managed Large Cap Core VP-Initial Class

Transamerica Money Market VP-Initial Class

Transamerica Morgan Stanley Mid-Cap Growth VP-Initial Class

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Transamerica Series Trust - Service Class:

Transamerica Asset Allocation-Growth VP-Service Class

Transamerica Asset Allocation-Conservative VP-Service Class

Transamerica Asset Allocation-Moderate VP-Service Class

Transamerica Asset Allocation-Moderate Growth VP-Service Class

Transamerica MFS International Equity VP-Service Class

Transamerica Clarion Global Real Estate Securities VP-Service Class

Transamerica Small/Mid Cap Value VP-Service Class

Transamerica Diversified Equity VP-Service Class

Transamerica Balanced VP-Service Class

Transamerica Jennison Growth VP-Service Class

Transamerica JPMorgan Enhanced Index VP-Service Class

Transamerica AEGON High Yield Bond VP-Service Class

Transamerica BlackRock Large Cap Value VP-Service Class

Transamerica PIMCO Total ReturnVP-Service Class

Transamerica Focus VP-Service Class

Transamerica AllianceBernstein Dynamic Allocation VP-Service Class

Transamerica WMC Diversified Growth VP-Service Class

Transamerica Growth Opportunities VP-Service Class

Transamerica U.S. Government Securities VP-Service Class

Transamerica U.S. Government Securities VP-Service Class PAM

Transamerica T. Rowe Price Small Cap VP-Service Class

Transamerica Morgan Stanley Active International Allocation VP-Service Class

Transamerica Multi Managed Large Cap Core VP-Service Class

Transamerica Money Market VP-Service Class

Transamerica Morgan Stanley Mid-Cap Growth VP-Service Class

Transamerica International Moderate Growth VP-Service Class

Transamerica Index 50 VP-Service Class

Transamerica Index 75 VP-Service Class

Transamerica Efficient Markets VP-Service Class

Transamerica BlackRock Global Allocation VP-Service Class

Transamerica BlackRock Tactical Allocation VP-Service Class

Transamerica ProFunds UltraBear Fund-Service Class OAM

Transamerica Foxhall Global Growth VP-Service Class

Transamerica Foxhall Global Conservative VP-Service Class

Transamerica Foxhall Global Hard Asset VP-Service Class

Transamerica Foxhall Emerging Markets/Pacific Rim VP-Service Class

Transamerica Hanlon Growth VP-Service Class

Transamerica Hanlon Growth and Income VP-Service Class

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Transamerica Series Trust - Service Class:

Transamerica Hanlon Balanced VP-Service Class

Transamerica Hanlon Managed Income VP-Service Class

Transamerica Index 35 VP-Service Class

Transamerica Index 100 VP-Service Class

Transamerica JP Morgan Midcap Value VP-Service Class

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Shares:

Invesco V.I. Basic Value Fund Series II

Invesco V.I. Capital Appreciation Fund Series II

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth & Income Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

AllianceBernstein Balanced Wealth Strategy Portfolio-Class B

Janus Aspen Series-Service Shares:

Janus Aspen - Enterprise Portfolio-Service Shares

Janus Aspen - Perkins Mid Cap Value Portfolio-Service Shares

Janus Aspen - Worldwide Portfolio-Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust International Equity Portfolio

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

MFS® Variable Insurance Trust - Service Class:

MFS® New Discovery Series-Service Class

MFS® Total Return Series-Service Class

MTB Group of Funds:

MTB Managed Allocation Fund-Moderate Growth II

Fidelity® Variable Insurance Products Fund-Service Class 2:

Fidelity VIP Contrafund® Portfolio-Service Class 2

Fidelity VIP Equity-Income Portfolio-Service Class 2

Fidelity VIP Growth Portfolio-Service Class 2

Fidelity VIP Growth Opportunities Portfolio-Service Class 2

Fidelity VIP Mid Cap Portfolio-Service Class 2

Fidelity VIP Value Strategies Portfolio-Service Class 2

Fidelity VIP Balanced Portfolio-Service Class 2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Franklin Templeton Variable Insurance Products Trust - Class 2

Franklin Income Securities Fund - Class 2

Mutual Shares Securities Fund - Class 2

Templeton Foreign Securities Fund - Class 2

Franklin Templeton Variable Insurance Products Trust - Class 4

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

American Funds Insurance Series Trust - Class 2:

American Funds – Asset Allocation Fund - Class 2

American Funds – Bond Fund - Class 2

American Funds – Growth Fund - Class 2

American Funds – Growth - Income Fund - Class 2

American Funds – International Fund - Class 2

GE Investments Funds, Inc. - Class 3

GE Investments Total Return Fund - Class 3

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica International Moderate Growth VP-Service Class	May 1, 2006
Franklin Income Securities Fund - Class 2	May 1, 2007
Mutual Shares Securities Fund - Class 2	May 1, 2007
Templeton Foreign Securities Fund - Class 2	May 1, 2007
Transamerica Index 50 VP-Service Class	May 1, 2008
Transamerica Index 75 VP-Service Class	May 1, 2008
Fidelity VIP Balanced Portfolio-Service Class 2	May 1, 2008
Transamerica Efficient Markets VP-Service Class	November 10,2008
AllianceBernstein Balanced Wealth Strategy Portfolio-Class B	November 10,2008
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	November 10,2008
JPMorgan Insurance Trust Core Bond Portfolio	April 23, 2009
JPMorgan Insurance Trust International Equity Portfolio	April 23, 2009
JPMorgan Insurance Trust Mid Cap Value Portfolio	April 23, 2009
JPMorgan Insurance Trust Small Cap Core Portfolio	April 23, 2009
JPMorgan Insurance Trust U.S. Equity Portfolio	April 23, 2009
Transamerica BlackRock Global Allocation VP-Service Class	May 1, 2009
Transamerica BlackRock Tactical Allocation VP-Service Class	May 1, 2009
Transamerica ProFunds UltraBear Fund-Service Class OAM	May 1, 2009
Transamerica Foxhall Global Growth VP-Service Class	November 19, 2009
Transamerica Foxhall Global Conservative VP-Service Class	November 19, 2009
Transamerica Foxhall Global Hard Asset VP-Service Class	November 19, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP-Service Class	November 19, 2009
Transamerica Hanlon Growth VP-Service Class	November 19, 2009

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Hanlon Growth and Income VP-Service Class	November 19, 2009
Transamerica Hanlon Balanced VP-Service Class	November 19, 2009
Transamerica Hanlon Managed Income VP-Service Class	November 19, 2009
Transamerica Index 35 VP-Service Class	November 19, 2009
Transamerica Index 100 VP-Service Class	November 19, 2009
Transamerica JP Morgan Midcap Value VP-Service Class	November 19, 2009
American Funds – Asset Allocation Fund – Class 2	November 19, 2009
American Funds – Bond Fund – Class 2	November 19, 2009
American Funds – Growth Fund – Class 2	November 19, 2009
American Funds – Growth – Income Fund – Class 2	November 19, 2009
American Funds – International Fund – Class 2	November 19, 2009
GE Investments Total Return Fund – Class 3	November 19, 2009

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Transamerica WMC Diversified Growth VP	Transamerica Equity VP
Transamerica Diversified Equity VP	Transamerica Templeton Global VP
Transamerica Morgan Stanley Active International Allocation VP	Transamerica Van Kampen Active International Allocation VP
Transamerica Multi Managed Large Cap Core VP	Transamerica Van Kampen Large Cap Core VP
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Van Kampen Mid Cap Growth VP
Invesco V.I. Basic Value Series II	AIM V.I. Basic Value Series II
Invesco V.I. Capital Appreciation Series II	AIM V.I. Capital Appreciation Series II
Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica Convertible Securities VP

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Transamerica BlackRock Large Cap Value VP	Transamerica American Century Large Company Value VP
Transamerica BlackRock Large Cap Value VP	Transamerica T. Rowe Price Equity Income VP
Transamerica Jennison Growth VP	Transamerica Marsico Growth VP
Transamerica Jennison Growth VP	Transamerica T. Rowe Price Growth Stock VP
Transamerica Balanced VP	Transamerica Value Balanced VP
Transamerica Diversified Equity VP	Transamerica Science and Technology VP

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2010.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Separate Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Separate Account’s financial statement disclosures, but did not impact the results of operations or financial position.

As of December 31, 2009 the Separate Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. See Note 9 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:

	Purchases	Sales
Transamerica Series Trust - Initial Class:
Transamerica Asset Allocation-Conservative VP-Initial Class	$6,297	$12,236
Transamerica Asset Allocation-Growth VP-Initial Class	523	742
Transamerica Asset Allocation-Moderate VP-Initial Class	177,449	16,132
Transamerica Asset Allocation-Moderate Growth VP-Initial Class	8,154	102,818
Transamerica MFS International Equity VP-Initial Class	121	185
Transamerica Clarion Global Real Estate Securities VP-Initial Class	1,880	5,022
Transamerica Small/Mid Cap Value VP-Initial Class	26,634	437,666
Transamerica Diversified Equity VP-Initial Class	19,393	9,959
Transamerica Balanced VP-Initial Class	—	—
Transamerica Jennison Growth VP-Initial Class	2,161,474	314,694
Transamerica JPMorgan Enhanced Index VP-Initial Class	8,588	117,004
Transamerica AEGON High Yield Bond VP-Initial Class	34,274	53,249
Transamerica BlackRock Large Cap Value VP-Initial Class	2,720,684	550,899
Transamerica PIMCO Total ReturnVP-Initial Class	151,978	70,445
Transamerica Focus VP-Initial Class	850	1,441
Transamerica AllianceBernstein Dynamic Allocation VP-Initial Class	41,541	2,771
Transamerica WMC Diversified Growth VP-Initial Class	17,058	286,702
Transamerica Growth Opportunities VP-Initial Class	5	2,138
Transamerica U.S. Government Securities VP-Initial Class	51,679	312,311
Transamerica T. Rowe Price Small Cap VP-Initial Class	101,022	32,076
Transamerica Morgan Stanley Active International Allocation VP-Initial Class	26,835	168,128
Transamerica Multi Managed Large Cap Core VP-Initial Class	14,114	73,542
Transamerica Money Market VP-Initial Class	71,108	109,787
Transamerica Morgan Stanley Mid-Cap Growth VP-Initial Class	10,146	816
Transamerica Series Trust - Service Class:
Transamerica Asset Allocation-Growth VP-Service Class	844,349	1,254,934
Transamerica Asset Allocation-Conservative VP-Service Class	4,821,849	1,667,623
Transamerica Asset Allocation-Moderate VP-Service Class	9,433,777	2,111,538
Transamerica Asset Allocation-Moderate Growth VP-Service Class	6,520,650	1,807,174
Transamerica MFS International Equity VP-Service Class	431,070	137,080
Transamerica Clarion Global Real Estate Securities VP-Service Class	405,418	79,921
Transamerica Small/Mid Cap Value VP-Service Class	613,433	195,313
Transamerica Diversified Equity VP-Service Class	498,919	130,337
Transamerica Balanced VP-Service Class	1,351,945	37,730
Transamerica Jennison Growth VP-Service Class	795,715	127,717

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

2. Investments (continued)

	Purchases	Sales
Transamerica Series Trust - Service Class:
Transamerica JPMorgan Enhanced Index VP-Service Class	$138,708	$20,891
Transamerica AEGON High Yield Bond VP-Service Class	574,464	85,106
Transamerica BlackRock Large Cap Value VP-Service Class	1,332,208	196,071
Transamerica PIMCO Total ReturnVP-Service Class	11,481,025	4,057,231
Transamerica Focus VP-Service Class	110,612	89,570
Transamerica AllianceBernstein Dynamic Allocation VP-Service Class	1,328,527	22,584
Transamerica WMC Diversified Growth VP-Service Class	33,150	9,001
Transamerica Growth Opportunities VP-Service Class	153,711	65,242
Transamerica U.S. Government Securities VP-Service Class	16,093,381	10,024,646
Transamerica U.S. Government Securities VP-Service Class PAM	1,392,527	2,409,411
Transamerica T. Rowe Price Small Cap VP-Service Class	503,020	80,784
Transamerica Morgan Stanley Active International Allocation VP-Service Class	200,173	50,731
Transamerica Multi Managed Large Cap Core VP-Service Class	172,148	62,009
Transamerica Money Market VP-Service Class	7,075,509	5,804,119
Transamerica Morgan Stanley Mid-Cap Growth VP-Service Class	336,309	37,176
Transamerica International Moderate Growth VP-Service Class	2,051,118	648,888
Transamerica Index 50 VP-Service Class	8,487,100	1,713,323
Transamerica Index 75 VP-Service Class	11,312,940	1,561,789
Transamerica Efficient Markets VP-Service Class	1,489,841	21,571
Transamerica BlackRock Global Allocation VP-Service Class	11,743,371	312,522
Transamerica BlackRock Tactical Allocation VP-Service Class	3,902,970	253,796
Transamerica ProFunds UltraBear Fund-Service Class OAM	1,863,588	1,517,435
Transamerica Foxhall Global Growth VP-Service Class	397,079	80,782
Transamerica Foxhall Global Conservative VP-Service Class	398,797	29,254
Transamerica Foxhall Global Hard Asset VP-Service Class	490,317	86,618
Transamerica Foxhall Emerging Markets/Pacific Rim VP-Service Class	674,412	138,097
Transamerica Hanlon Growth VP-Service Class	655,338	155,400
Transamerica Hanlon Growth and Income VP-Service Class	662,147	67,305
Transamerica Hanlon Balanced VP-Service Class	996,634	77,518
Transamerica Hanlon Managed Income VP-Service Class	2,673,618	119,118
Transamerica Index 35 VP-Service Class	5,056,099	129,102
Transamerica Index 100 VP-Service Class	1,268,460	135,946
Transamerica JP Morgan Midcap Value VP-Service Class	102,408	42,255
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Series II Shares:
Invesco V.I. Basic Value Fund Series II	153,119	32,148
Invesco V.I. Capital Appreciation Fund Series II	64,313	14,207
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth & Income Portfolio-Class B	510,199	64,390
AllianceBernstein Large Cap Growth Portfolio-Class B	363,189	148,365
AllianceBernstein Balanced Wealth Strategy Portfolio-Class B	962,278	61,874

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

2. Investments (continued)

	Purchases	Sales
Janus Aspen Series-Service Shares:
Janus Aspen - Enterprise Portfolio-Service Shares	$138,847	$37,750
Janus Aspen - Perkins Mid Cap Value Portfolio-Service Shares	9	74
Janus Aspen - Worldwide Portfolio-Service Shares	98,171	29,219
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio	971,522	290,905
JPMorgan Insurance Trust International Equity Portfolio	342,627	169,223
JPMorgan Insurance Trust Mid Cap Value Portfolio	859	12,232
JPMorgan Insurance Trust Small Cap Core Portfolio	1	237
JPMorgan Insurance Trust U.S. Equity Portfolio	—	—
MFS® Variable Insurance TrustSM-Service Class:
MFS® New Discovery Series-Service Class	409,436	99,697
MFS® Total Return Series-Service Class	513,366	115,752
MTB Group of Funds:
MTB Managed Allocation Fund-Moderate Growth II	3,676	21,871
Fidelity® Variable Insurance Products Fund-Service Class 2:
Fidelity VIP Contrafund® Portfolio-Service Class 2	1,428,054	256,748
Fidelity VIP Equity-Income Portfolio-Service Class 2	381,120	22,881
Fidelity VIP Growth Portfolio-Service Class 2	334,160	38,990
Fidelity VIP Growth Opportunities Portfolio-Service Class 2	—	45
Fidelity VIP Mid Cap Portfolio-Service Class 2	752,156	232,192
Fidelity VIP Value Strategies Portfolio-Service Class 2	400,314	100,889
Fidelity VIP Balanced Portfolio-Service Class 2	2,029,319	98,310
Franklin Templeton Variable Insurance Products Trust - Class 2
Franklin Income Securities Fund - Class 2	609,847	163,888
Mutual Shares Securities Fund - Class 2	313,411	63,240
Templeton Foreign Securities Fund - Class 2	650,165	182,240
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	1,951,099	202,686
American Funds Insurance Series Trust - Class 2:
American Funds – Asset Allocation Fund - Class 2	1,808,352	325,574
American Funds – Bond Fund - Class 2	807,529	94,929
American Funds – Growth Fund - Class 2	567,260	17,952
American Funds – Growth - Income Fund - Class 2	212,854	12,183
American Funds – International Fund - Class 2	216,902	18,584
GE Investments Funds, Inc. - Class 3
GE Investments Total Return Fund - Class 3	231,967	3,709

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Year Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate VP	Transamerica Asset Allocation - Moderate Growth VP	Transamerica International Moderate Growth VP SC	Transamerica MFS International Equity VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	3,000,661	1,121,920	8,982,453	17,220,353	2,864,087	10,591
Units purchased	1,686,667	410,838	4,119,890	6,234,582	1,077,433	35,902
Units redeemed and transferred to/from	948,179	22,449	1,512,218	522,525	67,074	4,309

Units outstanding at December 31, 2009	5,635,507	1,555,207	14,614,561	23,977,460	4,008,594	50,802
Units purchased	2,021,188	389,939	4,210,769	2,666,823	1,641,631	127,474
Units redeemed and transferred to/from	164,234	(666,857)	865,823	488,452	(183,667)	70,879

Units outstanding at December 31, 2010	7,820,929	1,278,289	19,691,153	27,132,735	5,466,558	249,155

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica Clarion Global Real Estate Securities VP	Transamerica Jennison Growth VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	128,953	265,234	535,190	230,583	200,945	698,427
Units purchased	53,057	109,681	27,902	57,530	73,717	1,003,831
Units redeemed and transferred to/from	(2,814)	(7,353)	(24,654)	1,253,328	20,101	573,319

Units outstanding at December 31, 2009	179,196	367,562	538,438	1,541,441	294,763	2,275,577
Units purchased	73,536	196,043	74,576	406,786	232,309	6,059,383
Units redeemed and transferred to/from	113,008	2,390,451	(54,077)	1,963,877	46,273	(592,461)

Units outstanding at December 31, 2010	365,740	2,954,056	558,937	3,912,104	573,345	7,742,499

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica Focus VP	Transamerica Diversified Equity VP	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	153,290	408,527	180,281	194,594	4,586,615	513,194
Units purchased	114,554	31,888	148,583	31,005	—	—
Units redeemed and transferred to/from	(16,215)	479,704	64,531	(10,264)	(238,520)	(14,621)

Units outstanding at December 31, 2009	251,629	920,119	393,395	215,335	4,348,095	498,573
Units purchased	16,640	134,661	512,734	1,022,150	23,150	30,489
Units redeemed and transferred to/from	(1,598)	220,821	504,421	27,079	(317,979)	37,868

Units outstanding at December 31, 2010	266,671	1,275,601	1,410,550	1,264,564	4,053,266	566,930

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica Money Market VP	Transamerica Small/Mid Cap Value VP	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities VP SC - PAM	Transamerica T. Rowe Price Small Cap VP	Transamerica Morgan Stanley Active International Allocation VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	1,297,455	788,555	972,860	2,542,880	197,709	973,483
Units purchased	1,747,130	130,522	3,217,908	—	26,792	24,068
Units redeemed and transferred to/from	(686,209)	(33,449)	(795,648)	(248,919)	(15,966)	(121,520)

Units outstanding at December 31, 2009	2,358,376	885,628	3,395,120	2,293,961	208,535	876,031
Units purchased	3,691,889	381,544	16,595,310	—	203,280	106,402
Units redeemed and transferred to/from	(2,475,236)	(15,087)	(12,021,886)	(930,427)	167,371	(101,184)

Units outstanding at December 31, 2010	3,575,029	1,252,085	7,968,544	1,363,534	579,186	881,249

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica Multi Managed Large Cap Core VP	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Index 50 VP SC	Transamerica Index 75 VP SC	Transamerica Efficient Markets VP SC	Transamerica BlackRock Global Allocation VP SC

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2009	728,643	61,264	82,692	738,893	—	—
Units purchased	87,000	27,339	4,981,279	7,653,788	205,722	2,044,810
Units redeemed and transferred to/from	(13,872)	17,841	1,035,506	2,163,261	41,578	686,084

Units outstanding at December 31, 2009	801,771	106,444	6,099,477	10,555,942	247,300	2,730,894
Units purchased	100,632	151,970	4,339,586	9,164,786	648,392	7,238,425
Units redeemed and transferred to/from	(27,744)	59,590	2,512,070	1,635,917	512,056	2,184,726

Units outstanding at December 31, 2010	874,659	318,004	12,951,133	21,356,645	1,407,748	12,154,045

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica BlackRock Tactical Allocation VP SC	Transamerica ProFunds UltraBear Fund SC - OAM	Transamerica Foxhall Global Growth VP SC	Transamerica Foxhall Global Conservative VP SC	Transamerica Foxhall Global Hard Asset VP SC	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC

	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	—	—	—	—	—	—
Units purchased	471,896	5	1,596	105	2,642	3,078
Units redeemed and transferred to/from	287,537	23,571	(106)	(105)	7,046	1,902

Units outstanding at December 31, 2009	759,433	23,576	1,490	—	9,688	4,980
Units purchased	2,167,194	—	341,684	307,345	346,990	463,758
Units redeemed and transferred to/from	785,041	300,219	(14,591)	93,479	85,862	90,887

Units outstanding at December 31, 2010	3,711,668	323,795	328,583	400,824	442,540	559,625

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica Hanlon Growth VP SC	Transamerica Hanlon Growth and Income VP SC	Transamerica Hanlon Balanced VP SC	Transamerica Hanlon Managed Income VP SC	Transamerica Index 35 VP SC	Transamerica Index 100 VP SC

	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	—	—	—	—	—	—
Units purchased	105	105	105	2,596	108	108
Units redeemed and transferred to/from	(105)	(105)	(105)	(105)	(108)	(108)

Units outstanding at December 31, 2009	—	—	—	2,491	—	—
Units purchased	563,044	571,209	907,911	2,486,879	4,280,815	1,036,860
Units redeemed and transferred to/from	(47,441)	46,521	48,034	75,781	537,924	57,806

Units outstanding at December 31, 2010	515,603	617,730	955,945	2,565,151	4,818,739	1,094,666

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica JP Morgan Midcap Value VP SC	Invesco V.I. Basic Value	Invesco V.I. Capital Appreciation	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy

	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	—	5,977	6,841	79,098	51,955	—
Units purchased	2,052	110,522	13,866	45,743	12,892	146,043
Units redeemed and transferred to/from	(110)	(777)	(3,613)	15	(20,741)	18,600

Units outstanding at December 31, 2009	1,942	115,722	17,094	124,856	44,106	164,643
Units purchased	73,392	129,536	54,251	243,825	210,832	435,384
Units redeemed and transferred to/from	(18,166)	(3,993)	(887)	168,283	3,695	279,628

Units outstanding at December 31, 2010	57,168	241,265	70,458	536,964	258,633	879,655

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Janus Aspen - Enterprise	Janus Aspen - Perkins Mid Cap Value	Janus Aspen - Worldwide	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust International Equity	JPMorgan Insurance Trust Mid Cap Value

	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	11,765	6,325	81,933	—	—	—
Units purchased	22,007	—	42,421	243,447	7,671	9
Units redeemed and transferred to/from	447	(5,066)	14,254	54,472	64,116	59,832

Units outstanding at December 31, 2009	34,219	1,259	138,608	297,919	71,787	59,841
Units purchased	47,781	—	48,880	603,430	147,303	—
Units redeemed and transferred to/from	14,064	(37)	12,018	(389)	(26,550)	(7,690)

Units outstanding at December 31, 2010	96,064	1,222	199,506	900,960	192,540	52,151

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity	MFS® New Discovery	MFS® Total Return	MTB Managed Allocation Fund - Moderate Growth II	Fidelity VIP Contrafund®

	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	—	—	9,097	166,051	493,545	630,735
Units purchased	9	9	91,703	280,296	—	231,287
Units redeemed and transferred to/from	7,250	(9)	14,980	21,534	(12,183)	(40,986)

Units outstanding at December 31, 2009	7,259	—	115,780	467,881	481,362	821,036
Units purchased	—	—	160,788	165,067	—	589,290
Units redeemed and transferred to/from	(60)	—	45,279	149,751	(13,680)	208,775

Units outstanding at December 31, 2010	7,199	—	321,847	782,699	467,682	1,619,101

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Fidelity VIP Equity-Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies	Fidelity VIP Balanced

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	130,581	48,711	17,178	578,726	84,551	206,873
Units purchased	25,571	55,711	—	45,459	55,268	1,057,758
Units redeemed and transferred to/from	(19,735)	(1,408)	(15,568)	(81,672)	(5,859)	299,499

Units outstanding at December 31, 2009	136,417	103,014	1,610	542,513	133,960	1,564,130
Units purchased	255,041	112,723	—	182,506	172,376	1,609,582
Units redeemed and transferred to/from	66,351	141,937	(48)	67,184	34,364	385,734

Units outstanding at December 31, 2010	457,809	357,674	1,562	792,203	340,700	3,559,446

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Franklin Income Securities	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton VIP Founding Funds Allocation Fund	American Funds – Asset Allocation Fund	American Funds – Bond Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	436,635	301,966	130,657	—	—	—
Units purchased	231,106	79,159	235,188	283,209	106	105
Units redeemed and transferred to/from	72,884	53,662	40,163	138,953	9,748	9,871

Units outstanding at December 31, 2009	740,625	434,787	406,008	422,162	9,854	9,976
Units purchased	433,368	332,775	480,526	1,137,792	1,563,121	570,649
Units redeemed and transferred to/from	3,792	(7,007)	70,718	205,439	(133,733)	109,724

Units outstanding at December 31, 2010	1,177,785	760,555	957,252	1,765,393	1,439,242	690,349

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	American Funds – Growth Fund	American Funds – Growth – Income Fund	American Funds – International Fund	GE Investments Total Return Fund

	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	—	—	—	—
Units purchased	106	805	107	106
Units redeemed and transferred to/from	9,820	9,733	10,138	(106)

Units outstanding at December 31, 2009	9,926	10,538	10,245	—
Units purchased	251,757	180,853	137,431	198,322
Units redeemed and transferred to/from	274,825	21,885	64,615	24,928

Units outstanding at December 31, 2010	536,508	213,276	212,291	223,250

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Asset Allocation - Conservative VP
	12/31/2010		7,820,929	$1.44	to	$1.28	$11,316,536	3.37%	1.25%	to	1.95%	7.59%	to	6.63%
	12/31/2009		5,635,507	1.34	to	1.20	7,662,257	4.38	1.25	to	1.95	23.68	to	22.52
	12/31/2008		3,000,661	1.08	to	0.98	3,340,780	4.24	1.25	to	1.95	(22.16)	to	(22.91)
	12/31/2007		489,365	1.39	to	1.27	702,490	2.91	1.25	to	1.95	5.06	to	4.11
	12/31/2006		212,741	1.33	to	1.22	288,731	2.42	1.25	to	1.95	8.10	to	7.06
Transamerica Asset Allocation - Growth VP
	12/31/2010		1,278,289	1.37	to	1.29	1,900,409	0.83	1.25	to	1.95	13.53	to	12.46
	12/31/2009		1,555,207	1.21	to	1.15	2,143,136	2.39	1.25	to	1.95	28.22	to	27.07
	12/31/2008		1,121,920	0.94	to	0.90	1,236,759	2.77	1.25	to	1.95	(40.38)	to	(40.91)
	12/31/2007		217,673	1.58	to	1.53	382,644	2.80	1.25	to	1.95	6.42	to	5.47
	12/31/2006		70,672	1.49	to	1.45	109,694	1.03	1.25	to	1.95	14.19	to	13.08
Transamerica Asset Allocation - Moderate VP
	12/31/2010		19,691,153	1.46	to	1.32	29,544,478	2.98	1.25	to	1.95	9.01	to	8.03
	12/31/2009		14,614,561	1.34	to	1.22	20,294,138	4.39	1.25	to	1.95	24.84	to	23.78
	12/31/2008		8,982,453	1.07	to	0.99	9,928,084	3.60	1.25	to	1.95	(26.88)	to	(27.61)
	12/31/2007		4,661,071	1.47	to	1.37	6,977,025	2.76	1.25	to	1.95	6.62	to	5.66
	12/31/2006		4,191,077	1.38	to	1.29	5,846,711	2.70	1.25	to	1.95	10.11	to	9.09
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2010		27,132,735	1.44	to	1.33	40,726,484	2.09	1.25	to	1.95	11.34	to	10.26
	12/31/2009		23,977,460	1.29	to	1.21	32,487,882	3.37	1.25	to	1.95	26.58	to	25.43
	12/31/2008		17,220,353	1.02	to	0.96	18,349,552	3.16	1.25	to	1.95	(33.60)	to	(34.21)
	12/31/2007		11,852,291	1.54	to	1.46	19,101,015	2.44	1.25	to	1.95	6.47	to	5.49
	12/31/2006		6,766,802	1.45	to	1.39	10,207,380	1.69	1.25	to	1.95	12.43	to	11.37
Transamerica International Moderate Growth VP SC
	12/31/2010		5,466,558	0.97	to	0.94	5,254,978	2.56	1.30	to	1.95	8.83	to	8.13
	12/31/2009		4,008,594	0.89	to	0.87	3,543,289	2.48	1.30	to	1.95	27.67	to	26.86
	12/31/2008		2,864,087	0.69	to	0.68	1,983,629	2.56	1.30	to	1.95	(37.14)	to	(37.54)
	12/31/2007		788,852	1.11	to	1.09	871,679	1.29	1.30	to	1.95	7.09	to	6.41
	12/31/2006	(1)	47,408	1.03	to	1.03	48,891	—	1.30	to	1.95	3.21	to	2.77

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica MFS International Equity VP
	12/31/2010	249,155	$1.20	to	$1.51	$396,461	1.68%	1.25%	to	1.95%	9.13%	to	8.20%
	12/31/2009	50,802	1.10	to	1.39	71,714	2.22	1.25	to	1.95	31.05	to	29.71
	12/31/2008	10,591	0.84	to	1.07	10,283	5.53	1.25	to	1.95	(36.09)	to	(36.78)
	12/31/2007	80,536	1.31	to	1.70	146,200	0.85	1.25	to	1.95	7.80	to	6.78
	12/31/2006	98,952	1.22	to	1.59	175,167	1.95	1.25	to	1.95	21.55	to	20.57
Transamerica Clarion Global Real Estate Securities VP
	12/31/2010	365,740	2.04	to	1.64	641,833	6.45	1.25	to	1.95	14.24	to	13.10
	12/31/2009	179,196	1.78	to	1.45	276,631	—	1.25	to	1.95	31.77	to	30.46
	12/31/2008	128,953	1.35	to	1.11	154,535	6.04	1.25	to	1.95	(43.09)	to	(43.60)
	12/31/2007	191,702	2.38	to	1.97	402,245	5.74	1.25	to	1.95	(7.86)	to	(8.70)
	12/31/2006	260,834	2.58	to	2.16	612,731	1.31	1.25	to	1.95	40.52	to	39.21
Transamerica Jennison Growth VP
	12/31/2010	2,954,056	0.98	to	1.24	3,136,577	0.05	1.25	to	1.95	10.88	to	9.83
	12/31/2009	367,562	0.88	to	1.13	369,851	0.13	1.25	to	1.95	39.26	to	38.00
	12/31/2008	265,234	0.63	to	0.82	166,899	0.10	1.25	to	1.95	(37.79)	to	(38.32)
	12/31/2007	291,887	1.02	to	1.33	295,423	0.06	1.25	to	1.95	10.13	to	9.14
	12/31/2006	379,342	0.93	to	1.22	346,512	—	1.25	to	1.95	0.71	to	(0.34)
Transamerica JPMorgan Enhanced Index VP
	12/31/2010	558,937	1.01	to	1.17	801,654	1.39	1.25	to	1.95	13.76	to	12.66
	12/31/2009	538,438	0.89	to	1.04	695,899	2.08	1.25	to	1.95	27.99	to	26.84
	12/31/2008	535,190	0.70	to	0.82	538,497	5.54	1.25	to	1.95	(38.13)	to	(38.72)
	12/31/2007	665,555	1.12	to	1.34	1,083,601	1.19	1.25	to	1.95	3.24	to	2.30
	12/31/2006	769,164	1.09	to	1.31	1,244,367	1.07	1.25	to	1.95	13.89	to	12.77
Transamerica BlackRock Large Cap Value VP
	12/31/2010	3,912,104	1.31	to	1.30	5,631,493	0.87	1.25	to	1.95	9.08	to	8.05
	12/31/2009	1,541,441	1.20	to	1.20	2,048,610	0.73	1.25	to	1.95	12.58	to	11.54
	12/31/2008	230,583	1.07	to	1.08	278,008	1.00	1.25	to	1.95	(34.71)	to	(35.33)
	12/31/2007	358,228	1.64	to	1.67	638,951	0.98	1.25	to	1.95	3.34	to	2.34
	12/31/2006	285,668	1.59	to	1.63	493,549	0.52	1.25	to	1.95	15.48	to	14.40
Transamerica AEGON High Yield Bond VP
	12/31/2010	573,345	1.65	to	1.38	857,342	15.01	1.25	to	1.95	11.05	to	10.02
	12/31/2009	294,763	1.48	to	1.26	406,864	8.61	1.25	to	1.95	45.42	to	44.05
	12/31/2008	200,945	1.02	to	0.87	195,205	9.25	1.25	to	1.95	(26.13)	to	(26.89)
	12/31/2007	230,469	1.38	to	1.19	303,858	8.90	1.25	to	1.95	0.59	to	(0.23)
	12/31/2006	285,010	1.37	to	1.20	375,483	10.15	1.25	to	1.95	9.58	to	8.51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica PIMCO Total Return VP
	12/31/2010	7,742,499	$1.47	to	$1.28	$10,309,989	5.56%	1.25%	to	1.95%	5.87%	to	4.89%
	12/31/2009	2,275,577	1.39	to	1.22	2,916,598	7.24	1.25	to	1.95	14.60	to	13.54
	12/31/2008	698,427	1.21	to	1.07	808,624	6.16	1.25	to	1.95	(4.00)	to	(4.93)
	12/31/2007	599,987	1.26	to	1.13	735,021	2.52	1.25	to	1.95	7.60	to	6.71
	12/31/2006	625,499	1.17	to	1.06	719,666	3.28	1.25	to	1.95	2.93	to	1.92
Transamerica Focus VP
	12/31/2010	266,671	1.21	to	1.28	381,386	0.72	1.25	to	1.95	25.86	to	24.66
	12/31/2009	251,629	0.97	to	1.02	289,379	2.26	1.25	to	1.95	26.33	to	25.13
	12/31/2008	153,290	0.76	to	0.82	126,928	2.33	1.25	to	1.95	(37.15)	to	(37.76)
	12/31/2007	113,745	1.22	to	1.31	149,226	1.33	1.25	to	1.95	(0.22)	to	(1.17)
	12/31/2006	148,475	1.22	to	1.33	195,837	0.93	1.25	to	1.95	17.10	to	16.04
Transamerica Diversified Equity VP
	12/31/2010	1,275,601	1.12	to	1.18	1,301,235	1.03	1.25	to	1.95	15.41	to	14.32
	12/31/2009	920,119	0.97	to	1.03	762,011	1.56	1.25	to	1.95	26.74	to	25.40
	12/31/2008	408,527	0.76	to	0.82	290,692	1.71	1.25	to	1.95	(44.54)	to	(44.89)
	12/31/2007	531,475	1.37	to	1.49	634,619	1.22	1.25	to	1.95	13.82	to	12.77
	12/31/2006	403,845	0.70	to	1.32	349,508	1.12	1.25	to	1.95	16.93	to	16.19
Transamerica Balanced VP
	12/31/2010	1,410,550	1.53	to	1.40	2,127,752	0.51	1.25	to	1.95	22.59	to	21.51
	12/31/2009	393,395	1.25	to	1.15	494,169	1.97	1.25	to	1.95	24.74	to	23.53
	12/31/2008	180,281	1.00	to	0.93	183,672	1.68	1.25	to	1.95	(33.24)	to	(33.87)
	12/31/2007	151,477	1.50	to	1.41	233,099	1.53	1.25	to	1.95	12.20	to	11.20
	12/31/2006	11,126	1.34	to	1.26	15,299	—	1.25	to	1.95	7.78	to	6.67
Transamerica AllianceBernstein Dynamic Allocation VP
	12/31/2010	1,264,564	1.45	to	1.23	1,642,715	4.76	1.25	to	1.95	7.94	to	7.06
	12/31/2009	215,335	1.34	to	1.15	278,394	3.52	1.25	to	1.95	29.68	to	28.66
	12/31/2008	194,594	1.04	to	0.89	194,649	5.54	1.25	to	1.95	(37.66)	to	(38.21)
	12/31/2007	180,238	1.66	to	1.45	286,972	1.67	1.25	to	1.95	17.16	to	16.01
	12/31/2006	144,873	1.42	to	1.25	194,800	1.52	1.25	to	1.95	9.53	to	8.54
Transamerica WMC Diversified Growth VP
	12/31/2010	4,053,266	1.12	to	1.25	3,517,441	0.54	1.25	to	1.95	16.36	to	15.24
	12/31/2009	4,348,095	0.96	to	1.09	3,238,000	0.94	1.25	to	1.95	27.60	to	26.43
	12/31/2008	4,586,615	0.75	to	0.86	2,682,104	0.22	1.25	to	1.95	(46.68)	to	(47.21)
	12/31/2007	5,696,723	1.41	to	1.63	6,258,166	0.02	1.25	to	1.95	14.84	to	13.81
	12/31/2006	7,189,730	1.23	to	1.43	6,839,952	—	1.25	to	1.95	7.38	to	6.32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Growth Opportunities VP
	12/31/2010	566,930	$2.14	to	$1.71	$996,273	—%	1.25%	to	1.95%	33.99%	to	32.70%
	12/31/2009	498,573	1.60	to	1.29	655,772	0.01	1.25	to	1.95	35.17	to	33.91
	12/31/2008	513,194	1.18	to	0.96	505,622	3.40	1.25	to	1.95	(41.64)	to	(42.20)
	12/31/2007	520,392	2.03	to	1.66	886,767	—	1.25	to	1.95	21.56	to	20.38
	12/31/2006	537,238	1.67	to	1.38	762,276	0.10	1.25	to	1.95	3.81	to	2.90
Transamerica Money Market VP
	12/31/2010	3,575,029	1.08	to	1.01	3,841,409	0.01	1.25	to	1.95	(1.23)	to	(1.91)
	12/31/2009	2,358,376	1.09	to	1.03	2,608,684	0.06	1.25	to	1.95	(1.10)	to	(1.90)
	12/31/2008	1,297,455	1.11	to	1.05	1,648,832	2.17	1.25	to	1.95	1.13	to	0.20
	12/31/2007	1,407,630	1.09	to	1.05	1,658,596	5.00	1.25	to	1.95	3.73	to	2.75
	12/31/2006	533,763	1.06	to	1.02	749,720	4.38	1.25	to	1.95	3.44	to	2.48
Transamerica Small/Mid Cap Value VP
	12/31/2010	1,252,085	2.17	to	1.18	4,726,088	0.75	1.25	to	1.95	28.80	to	27.56
	12/31/2009	885,628	1.69	to	0.92	3,632,074	3.22	1.25	to	1.95	41.44	to	40.17
	12/31/2008	788,555	1.19	to	1.04	2,670,329	1.75	1.25	to	1.55	(41.60)	to	(34.13)
	12/31/2007	910,497	2.04	to	6.45	5,360,022	0.91	1.25	to	1.55	23.19	to	22.83
	12/31/2006	1,029,551	1.66	to	5.25	5,271,679	0.86	1.25	to	1.55	16.60	to	16.26
Transamerica U.S. Government Securities VP
	12/31/2010	7,968,544	1.34	to	1.18	9,928,689	3.74	1.25	to	1.95	3.11	to	2.23
	12/31/2009	3,395,120	1.30	to	1.15	4,346,670	2.13	1.25	to	1.95	3.18	to	2.20
	12/31/2008	972,860	1.26	to	1.13	1,457,421	2.11	1.25	to	1.95	6.33	to	5.35
	12/31/2007	770,739	1.19	to	1.07	1,195,351	4.55	1.25	to	1.95	4.73	to	3.75
	12/31/2006	1,161,910	1.13	to	1.03	1,753,519	3.47	1.25	to	1.95	2.00	to	1.09
Transamerica U.S. Government Securities VP SC - PAM
	12/31/2010	1,363,534	1.22	to	1.16	1,650,465	3.42	1.30	to	1.95	2.89	to	2.23
	12/31/2009	2,293,961	1.18	to	1.13	2,691,530	2.20	1.30	to	1.95	2.86	to	2.20
	12/31/2008	2,542,880	1.15	to	1.11	2,902,377	1.88	1.30	to	1.95	6.03	to	5.36
	12/31/2007	58,171	1.08	to	1.05	62,635	39.66	1.30	to	1.95	4.48	to	3.75
	12/31/2006	—	1.06	to	1.01	—	6.18	1.30	to	1.95	1.74	to	1.09
Transamerica T. Rowe Price Small Cap VP
	12/31/2010	579,186	1.44	to	1.44	891,555	—	1.25	to	1.95	32.77	to	31.50
	12/31/2009	208,535	1.08	to	1.09	219,354	—	1.25	to	1.95	36.99	to	35.68
	12/31/2008	197,709	0.79	to	0.80	142,002	1.50	1.25	to	1.95	(37.04)	to	(37.63)
	12/31/2007	208,269	1.25	to	1.29	242,404	—	1.25	to	1.95	8.25	to	7.17
	12/31/2006	207,868	1.16	to	1.20	208,544	—	1.25	to	1.95	2.31	to	1.37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Morgan Stanley Active International Allocation VP
	12/31/2010		881,249	$1.29	to	$1.48	$1,617,760	1.99%	1.25%	to	1.95%	7.14%	to	6.13%
	12/31/2009		876,031	1.20	to	1.40	1,517,541	0.15	1.25	to	1.95	24.33	to	23.27
	12/31/2008		973,483	0.97	to	1.13	1,361,863	5.07	1.25	to	1.95	(39.59)	to	(40.22)
	12/31/2007		1,115,771	1.60	to	1.90	2,590,984	2.66	1.25	to	1.95	14.17	to	13.06
	12/31/2006		1,512,678	1.40	to	1.68	3,079,796	0.31	1.25	to	1.95	21.99	to	20.84
Transamerica Multi Managed Large Cap Core VP
	12/31/2010		874,659	1.30	to	1.33	2,647,456	0.67	1.25	to	1.95	17.70	to	16.60
	12/31/2009		801,771	1.11	to	1.14	2,185,084	0.81	1.25	to	1.95	43.62	to	42.31
	12/31/2008		728,643	0.77	to	0.80	1,495,618	3.89	1.25	to	1.95	(42.80)	to	(43.31)
	12/31/2007		785,923	1.35	to	1.42	2,846,154	0.91	1.25	to	1.95	7.89	to	6.85
	12/31/2006		932,991	1.25	to	1.33	3,155,246	0.95	1.25	to	1.95	8.97	to	7.96
Transamerica Morgan Stanley Mid-Cap Growth VP
	12/31/2010		318,004	1.11	to	1.52	513,525	0.04	1.25	to	1.95	32.25	to	31.03
	12/31/2009		106,444	0.84	to	1.16	114,288	—	1.25	to	1.95	58.58	to	57.06
	12/31/2008		61,264	0.53	to	0.74	39,512	2.10	1.25	to	1.95	(46.96)	to	(47.47)
	12/31/2007		127,888	1.00	to	1.41	187,836	—	1.25	to	1.95	21.01	to	19.89
	12/31/2006		104,047	0.82	to	1.18	147,396	—	1.25	to	1.95	8.55	to	7.50
Transamerica Index 50 VP SC
	12/31/2010		12,951,133	1.03	to	1.01	13,312,936	1.14	1.30	to	1.95	9.27	to	8.57
	12/31/2009		6,099,477	0.94	to	0.93	5,738,099	0.33	1.30	to	1.95	15.03	to	14.30
	12/31/2008	(1)	82,692	0.82	to	0.82	67,615	—	1.30	to	1.95	(18.11)	to	(18.46)
Transamerica Index 75 VP SC
	12/31/2010		21,356,645	0.98	to	0.96	20,911,628	1.34	1.30	to	1.95	11.55	to	10.84
	12/31/2009		10,555,942	0.88	to	0.87	9,268,433	0.42	1.30	to	1.95	21.60	to	20.82
	12/31/2008	(1)	738,893	0.72	to	0.72	533,402	—	1.30	to	1.95	(27.73)	to	(28.04)
Transamerica Efficient Markets VP SC
	12/31/2010		1,407,748	1.34	to	1.32	1,882,304	0.72	1.30	to	1.95	10.94	to	10.23
	12/31/2009		247,300	1.21	to	1.20	298,289	0.04	1.30	to	1.95	16.35	to	15.61
	12/31/2008	(1)	—	1.04	to	1.04	—	—	1.30	to	1.95	3.71	to	3.62
Transamerica BlackRock Global Allocation VP SC
	12/31/2010		12,154,045	1.30	to	1.29	15,829,768	0.48	1.40	to	2.05	8.26	to	7.57
	12/31/2009	(1)	2,730,894	1.20	to	1.20	3,289,370	—	1.40	to	2.05	20.48	to	19.96
Transamerica BlackRock Tactical Allocation VP SC
	12/31/2010		3,711,668	1.33	to	1.31	4,919,767	0.47	1.30	to	1.95	9.82	to	9.12
	12/31/2009	(1)	759,433	1.21	to	1.20	917,222	—	1.30	to	1.95	20.85	to	20.34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica ProFunds UltraBear Fund SC - OAM
	12/31/2010		323,795	$0.41	to	$0.40	$131,714	—%	1.30%	to	1.95%	(27.70)%	to	(28.17)%
	12/31/2009	(1)	23,576	0.56	to	0.56	13,263	—	1.30	to	1.95	(43.69)	to	(43.93)
Transamerica Foxhall Global Growth VP SC
	12/31/2010		328,583	1.05	to	1.04	343,747	0.42	1.30	to	1.95	4.03	to	3.37
	12/31/2009	(1)	1,490	1.01	to	1.01	1,500	—	1.30	to	1.95	1.79	to	1.72
Transamerica Foxhall Global Conservative VP SC
	12/31/2010		400,824	0.91	to	0.91	365,240	0.17	1.30	to	1.95	(7.30)	to	(7.89)
	12/31/2009	(1)	—	0.98	to	0.98	—	—	1.30	to	1.95	(1.13)	to	(1.20)
Transamerica Foxhall Global Hard Asset VP SC
	12/31/2010		442,540	1.00	to	1.00	443,567	0.19	1.30	to	1.95	1.78	to	1.13
	12/31/2009	(1)	9,688	0.99	to	0.99	9,552	—	1.30	to	1.95	(0.05)	to	(0.13)
Transamerica Foxhall Emerging Markets/Pacific Rim VP SC
	12/31/2010		559,625	1.03	to	1.02	575,729	0.39	1.30	to	1.95	2.05	to	1.40
	12/31/2009	(1)	4,980	1.01	to	1.01	5,027	—	1.30	to	1.95	1.90	to	1.83
Transamerica Hanlon Growth VP SC
	12/31/2010		515,603	1.00	to	0.99	515,971	1.37	1.30	to	1.95	(1.98)	to	(2.60)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.53	to	2.45
Transamerica Hanlon Growth and Income VP SC
	12/31/2010		617,730	0.99	to	0.98	609,807	0.87	1.30	to	1.95	(3.37)	to	(3.99)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.55	to	2.47
Transamerica Hanlon Balanced VP SC
	12/31/2010		955,945	0.97	to	0.97	929,035	0.50	1.30	to	1.95	(4.70)	to	(5.31)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.28	to	2.20
Transamerica Hanlon Managed Income VP SC
	12/31/2010		2,565,151	0.99	to	0.99	2,543,165	0.26	1.30	to	1.95	(1.17)	to	(1.80)
	12/31/2009	(1)	2,491	1.00	to	1.00	2,500	—	1.30	to	1.95	0.40	to	0.32
Transamerica Index 35 VP SC
	12/31/2010		4,818,739	1.08	to	1.07	5,194,026	0.03	1.30	to	1.95	8.02	to	7.33
	12/31/2009	(1)	—	1.00	to	1.00	—	—	1.30	to	1.95	(0.15)	to	(0.22)
Transamerica Index 100 VP SC
	12/31/2010		1,094,666	1.16	to	1.15	1,265,842	0.07	1.30	to	1.95	12.94	to	12.22
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.45	to	2.37
Transamerica JP Morgan Midcap Value VP SC
	12/31/2010		57,168	1.25	to	1.24	71,345	2.50	1.30	to	1.95	21.25	to	20.47
	12/31/2009	(1)	1,942	1.03	to	1.03	2,000	—	1.30	to	1.95	4.54	to	4.46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Invesco V.I. Basic Value
	12/31/2010		241,265	$0.93	to	$0.95	$248,295	0.41%	1.25%	to	1.95%	5.62%	to	4.90%
	12/31/2009		115,722	0.88	to	0.90	113,810	3.44	1.25	to	1.95	45.92	to	44.91
	12/31/2008		5,977	0.60	to	0.62	3,602	0.49	1.25	to	1.95	(52.50)	to	(52.83)
	12/31/2007		3,203	1.27	to	1.32	7,495	—	1.25	to	1.95	0.11	to	(0.59)
	12/31/2006		6,133	1.27	to	1.33	7,749	0.12	1.25	to	1.95	11.55	to	10.79
Invesco V.I. Capital Appreciation
	12/31/2010		70,458	1.01	to	0.98	74,037	0.71	1.25	to	1.95	13.78	to	13.00
	12/31/2009		17,094	0.89	to	0.87	15,471	0.51	1.25	to	1.95	19.23	to	18.41
	12/31/2008		6,841	0.75	to	0.73	5,064	—	1.25	to	1.95	(43.34)	to	(43.73)
	12/31/2007		—	1.32	to	1.30	—	—	1.25	to	1.95	10.35	to	9.58
	12/31/2006		—	1.20	to	1.19	—	—	1.25	to	1.95	4.75	to	4.04
AllianceBernstein Growth & Income
	12/31/2010		536,964	0.98	to	1.07	607,614	—	1.25	to	1.95	11.41	to	10.64
	12/31/2009		124,856	0.88	to	0.97	116,856	3.49	1.25	to	1.95	18.86	to	18.05
	12/31/2008		79,098	0.74	to	0.82	59,261	1.90	1.25	to	1.95	(41.43)	to	(41.83)
	12/31/2007		153,374	1.26	to	1.41	208,968	—	1.25	to	1.95	3.56	to	2.84
	12/31/2006		181,058	1.22	to	1.37	231,085	1.52	1.25	to	1.95	15.54	to	14.75
AllianceBernstein Large Cap Growth
	12/31/2010		258,633	0.83	to	1.13	293,322	0.23	1.25	to	1.95	8.48	to	7.73
	12/31/2009		44,106	0.77	to	1.05	45,968	—	1.25	to	1.95	35.41	to	34.48
	12/31/2008		51,955	0.57	to	0.78	36,252	—	1.25	to	1.95	(40.57)	to	(40.98)
	12/31/2007		52,745	0.95	to	1.32	61,928	—	1.25	to	1.95	12.20	to	11.43
	12/31/2006		6,667	0.85	to	1.18	8,741	—	1.25	to	1.95	(1.86)	to	(2.54)
AllianceBernstein Balanced Wealth Strategy
	12/31/2010		879,655	1.35	to	1.33	1,184,515	2.10	1.50	to	2.15	8.67	to	7.98
	12/31/2009		164,643	1.24	to	1.23	204,236	0.81	1.50	to	2.15	22.61	to	21.83
	12/31/2008	(1)	—	1.01	to	1.01	—	—	1.50	to	2.15	1.33	to	1.24
Janus Aspen - Enterprise
	12/31/2010		96,064	1.26	to	1.70	174,424	—	1.25	to	1.95	23.97	to	23.12
	12/31/2009		34,219	1.02	to	1.38	47,251	—	1.25	to	1.95	42.66	to	41.68
	12/31/2008		11,765	0.71	to	0.97	6,722	0.09	1.25	to	1.95	(44.55)	to	(44.94)
	12/31/2007		9,776	1.29	to	1.77	7,609	0.07	1.25	to	1.95	20.23	to	19.40
	12/31/2006		8,389	1.07	to	1.48	5,053	—	1.25	to	1.95	11.91	to	11.14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Janus Aspen - Perkins Mid Cap Value
	12/31/2010		1,222	$1.55	to	$1.50	$1,859	0.54%	1.25%	to	1.55%	13.94%	to	13.60%
	12/31/2009		1,259	1.36	to	1.32	1,684	0.24	1.25	to	1.55	31.28	to	30.89
	12/31/2008		6,325	1.04	to	1.01	6,510	0.42	1.25	to	1.55	(28.79)	to	(29.00)
	12/31/2007		2,699	1.45	to	1.42	9,268	4.73	1.25	to	1.55	5.84	to	5.53
	12/31/2006		6,570	1.37	to	1.35	8,885	1.01	1.25	to	1.55	13.65	to	13.31
Janus Aspen - Worldwide
	12/31/2010		199,506	0.86	to	1.15	212,725	0.49	1.25	to	1.95	14.09	to	13.31
	12/31/2009		138,608	0.75	to	1.01	117,763	1.30	1.25	to	1.95	35.71	to	34.77
	12/31/2008		81,933	0.55	to	0.75	45,938	0.97	1.25	to	1.95	(45.49)	to	(45.87)
	12/31/2007		155,941	1.02	to	1.39	139,225	0.60	1.25	to	1.95	8.01	to	7.26
	12/31/2006		122,737	0.94	to	1.29	91,937	1.58	1.25	to	1.95	16.48	to	15.69
JPMorgan Insurance Trust Core Bond
	12/31/2010		900,960	1.14	to	1.12	1,020,731	3.21	1.25	to	1.95	7.89	to	7.15
	12/31/2009	(1)	297,919	1.05	to	1.05	313,734	—	1.25	to	1.95	5.38	to	4.88
JPMorgan Insurance Trust International Equity
	12/31/2010		192,540	1.50	to	1.49	288,899	0.25	1.25	to	1.95	5.84	to	5.11
	12/31/2009	(1)	71,787	1.42	to	1.41	101,846	1.81	1.25	to	1.95	42.02	to	41.36
JPMorgan Insurance Trust Mid Cap Value
	12/31/2010		52,151	1.60	to	1.58	83,561	1.13	1.25	to	1.95	21.93	to	21.09
	12/31/2009	(1)	59,841	1.31	to	1.31	78,654	—	1.25	to	1.95	31.49	to	30.87
JPMorgan Insurance Trust Small Cap Core
	12/31/2010		7,199	1.66	to	1.64	11,935	—	1.25	to	1.95	25.56	to	24.70
	12/31/2009	(1)	7,259	1.32	to	1.32	9,598	0.27	1.25	to	1.95	32.36	to	31.74
JPMorgan Insurance Trust U.S. Equity
	12/31/2010		—	1.52	to	1.50	—	—	1.25	to	1.95	12.17	to	11.41
	12/31/2009	(1)	—	1.35	to	1.35	—	—	1.25	to	1.95	35.27	to	34.63
MFS® New Discovery
	12/31/2010		321,847	1.56	to	1.48	587,812	—	1.25	to	1.95	34.26	to	33.34
	12/31/2009		115,780	1.16	to	1.11	160,779	—	1.25	to	1.95	60.91	to	59.81
	12/31/2008		9,097	0.72	to	0.70	6,734	—	1.25	to	1.95	(40.27)	to	(40.68)
	12/31/2007		8,218	1.21	to	1.17	10,070	—	1.25	to	1.95	0.98	to	0.28
	12/31/2006		4,303	1.20	to	1.17	5,114	—	1.25	to	1.95	11.54	to	10.78
MFS® Total Return
	12/31/2010		782,699	1.28	to	1.21	1,011,608	2.26	1.25	to	1.95	8.28	to	7.54
	12/31/2009		467,881	1.18	to	1.12	556,572	1.82	1.25	to	1.95	16.27	to	15.47
	12/31/2008		166,051	1.02	to	0.97	170,658	3.06	1.25	to	1.95	(23.28)	to	(23.81)
	12/31/2007		265,850	1.32	to	1.28	352,782	2.73	1.25	to	1.95	2.65	to	1.94
	12/31/2006		381,511	1.29	to	1.25	491,489	1.93	1.25	to	1.95	10.25	to	9.50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
MTB Managed Allocation Fund - Moderate Growth II
	12/31/2010	467,682	$1.17	to	$1.13	$548,408	0.71%	1.30%	to	1.95%	9.14%	to	8.44%
	12/31/2009	481,362	1.08	to	1.04	517,248	0.01	1.30	to	1.95	24.01	to	23.22
	12/31/2008	493,545	0.87	to	0.84	427,750	2.71	1.30	to	1.95	(29.99)	to	(30.44)
	12/31/2007	158,376	1.24	to	1.21	195,999	2.14	1.30	to	1.95	5.51	to	4.84
	12/31/2006	140,181	1.17	to	1.15	164,459	2.59	1.30	to	1.95	9.01	to	8.31
Fidelity VIP Contrafund®
	12/31/2010	1,619,101	1.56	to	1.44	2,626,359	1.37	1.25	to	1.95	15.48	to	14.69
	12/31/2009	821,036	1.35	to	1.26	1,127,978	1.43	1.25	to	1.95	33.80	to	32.88
	12/31/2008	630,735	1.01	to	0.95	626,931	0.66	1.25	to	1.95	(43.40)	to	(43.79)
	12/31/2007	717,338	1.79	to	1.68	1,362,243	0.76	1.25	to	1.95	15.85	to	15.05
	12/31/2006	726,621	1.54	to	1.46	1,011,716	1.00	1.25	to	1.95	10.06	to	9.31
Fidelity VIP Equity-Income
	12/31/2010	457,809	1.10	to	1.14	560,673	2.49	1.25	to	1.95	13.50	to	12.72
	12/31/2009	136,417	0.97	to	1.01	145,919	2.19	1.25	to	1.95	28.28	to	27.40
	12/31/2008	130,581	0.76	to	0.80	107,322	1.32	1.25	to	1.95	(43.52)	to	(43.91)
	12/31/2007	272,729	1.34	to	1.42	397,614	1.71	1.25	to	1.95	0.01	to	(0.68)
	12/31/2006	246,832	1.34	to	1.43	355,950	3.27	1.25	to	1.95	18.45	to	17.64
Fidelity VIP Growth
	12/31/2010	357,674	0.88	to	1.09	436,226	0.07	1.25	to	1.95	22.33	to	21.50
	12/31/2009	103,014	0.72	to	0.90	86,092	0.37	1.25	to	1.95	26.38	to	25.52
	12/31/2008	48,711	0.57	to	0.72	29,307	0.16	1.25	to	1.95	(47.96)	to	(48.32)
	12/31/2007	145,342	1.09	to	1.39	182,277	0.40	1.25	to	1.95	25.09	to	24.22
	12/31/2006	182,717	0.87	to	1.12	184,250	0.06	1.25	to	1.95	5.26	to	4.54
Fidelity VIP Growth Opportunities
	12/31/2010	1,562	1.00	to	0.76	1,201	—	1.25	to	1.55	21.95	to	21.59
	12/31/2009	1,610	0.82	to	0.62	1,016	0.10	1.25	to	1.55	43.67	to	43.24
	12/31/2008	17,178	0.57	to	0.43	7,562	0.08	1.25	to	1.55	(55.69)	to	(55.83)
	12/31/2007	38,737	1.28	to	0.98	38,422	—	1.25	to	1.55	21.38	to	21.02
	12/31/2006	51,421	1.06	to	0.81	41,800	0.46	1.25	to	1.55	3.82	to	3.52
Fidelity VIP Mid Cap
	12/31/2010	792,203	2.37	to	1.93	1,903,170	0.15	1.25	to	1.95	26.99	to	26.11
	12/31/2009	542,513	1.87	to	1.53	1,033,824	0.47	1.25	to	1.95	38.03	to	37.08
	12/31/2008	578,726	1.35	to	1.12	799,536	0.23	1.25	to	1.95	(40.36)	to	(40.77)
	12/31/2007	744,973	2.27	to	1.89	1,846,571	0.48	1.25	to	1.95	13.91	to	13.12
	12/31/2006	691,021	1.99	to	1.67	1,408,491	0.17	1.25	to	1.95	11.02	to	10.26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Fidelity VIP Value Strategies
	12/31/2010		340,700	$1.47	to	$1.22	$553,854	0.47%	1.25%	to	1.95%	24.78%	to	23.92%
	12/31/2009		133,960	1.18	to	0.99	174,255	0.47	1.25	to	1.95	55.21	to	54.15
	12/31/2008		84,551	0.76	to	0.64	67,593	0.53	1.25	to	1.95	(51.89)	to	(52.22)
	12/31/2007		96,182	1.58	to	1.34	157,500	0.60	1.25	to	1.95	4.13	to	3.41
	12/31/2006		101,895	1.52	to	1.29	160,962	0.37	1.25	to	1.95	14.58	to	13.80
Fidelity VIP Balanced
	12/31/2010		3,559,446	1.06	to	1.04	3,757,584	2.11	1.30	to	1.95	16.25	to	15.51
	12/31/2009		1,564,130	0.91	to	0.90	1,421,466	3.02	1.30	to	1.95	36.55	to	35.68
	12/31/2008	(1)	206,873	0.67	to	0.66	137,673	5.79	1.30	to	1.95	(33.35)	to	(33.64)
Franklin Income Securities
	12/31/2010		1,177,785	1.01	to	0.98	1,178,207	5.85	1.25	to	1.95	11.28	to	10.52
	12/31/2009		740,625	0.90	to	0.89	667,801	7.03	1.25	to	1.95	33.92	to	33.00
	12/31/2008		436,635	0.67	to	0.67	294,375	5.36	1.25	to	1.95	(30.53)	to	(31.01)
	12/31/2007	(1)	348,869	0.97	to	0.97	338,761	—	1.25	to	1.95	(2.86)	to	(3.31)
Mutual Shares Securities
	12/31/2010		760,555	0.82	to	0.80	620,014	1.67	1.25	to	1.95	9.82	to	9.07
	12/31/2009		434,787	0.75	to	0.73	323,964	1.96	1.25	to	1.95	24.49	to	23.64
	12/31/2008		301,966	0.60	to	0.59	180,914	3.14	1.25	to	1.95	(37.89)	to	(38.32)
	12/31/2007	(1)	263,371	0.97	to	0.96	254,172	—	1.25	to	1.95	(3.46)	to	(3.90)
Templeton Foreign Securities
	12/31/2010		957,252	0.91	to	0.89	868,865	1.66	1.25	to	1.95	7.07	to	6.33
	12/31/2009		406,008	0.85	to	0.84	345,155	1.96	1.25	to	1.95	35.35	to	34.42
	12/31/2008		130,657	0.63	to	0.62	82,263	2.48	1.25	to	1.95	(41.12)	to	(41.52)
	12/31/2007	(1)	61,088	1.07	to	1.07	65,351	—	1.25	to	1.95	7.01	to	6.52
Franklin Templeton VIP Founding Funds Allocation Fund
	12/31/2010		1,765,393	1.38	to	1.36	2,428,318	3.00	1.45	to	2.10	8.66	to	7.97
	12/31/2009		422,162	1.27	to	1.26	535,756	6.12	1.45	to	2.10	28.21	to	27.39
	12/31/2008	(1)	—	0.99	to	0.99	—	—	1.45	to	2.10	(0.94)	to	(1.03)
American Funds – Asset Allocation Fund
	12/31/2010		1,439,242	1.12	to	1.11	1,606,563	3.53	1.60	to	2.25	10.73	to	10.03
	12/31/2009	(1)	9,854	1.01	to	1.01	9,937	—	1.60	to	2.25	1.88	to	1.81
American Funds – Bond Fund
	12/31/2010		690,349	1.04	to	1.03	718,204	5.64	1.60	to	2.25	4.77	to	4.10
	12/31/2009	(1)	9,976	0.99	to	0.99	9,917	—	1.60	to	2.25	(0.68)	to	(0.75)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
American Funds – Growth Fund
	12/31/2010		536,508	$1.17	to	$1.16	$627,419	1.49%	1.60%	to	2.25%	16.81%	to	16.07%
	12/31/2009	(1)	9,926	1.00	to	1.00	9,958	—	1.60	to	2.25	1.70	to	1.62
American Funds – Growth – Income Fund
	12/31/2010		213,276	1.11	to	1.10	235,654	2.91	1.60	to	2.25	9.67	to	8.98
	12/31/2009	(1)	10,538	1.01	to	1.01	10,629	0.23	1.60	to	2.25	2.21	to	2.14
American Funds – International Fund
	12/31/2010		212,291	1.04	to	1.03	219,609	4.43	1.60	to	2.25	5.55	to	4.88
	12/31/2009	(1)	10,245	0.98	to	0.98	10,048	—	1.60	to	2.25	(0.22)	to	(0.29)
GE Investments Total Return Fund
	12/31/2010		223,250	1.08	to	1.07	240,689	2.58	1.50	to	2.15	7.75	to	7.06
	12/31/2009	(1)	—	1.00	to	1.00	—	—	1.50	to	2.15	1.54	to	1.46

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2009 Total Return Range
Transamerica Index 50 VP SC	0.41% to 15.03%
Transamerica Index 75 VP SC	1.03% to 21.60%
Transamerica BlackRock Tactical Allocation VP SC	0.94% to 20.85%

Subaccount	2006 Total Return Range
Transamerica Diversified Equity VP	17.16% to 16.19%

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

5. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses. TFLIC also deducts an annual charge, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 1.80% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy Portfolio-Class B	0.20%
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	0.15%
American Funds Asset Allocation Fund - Class 2	0.30%
American Funds Bond Fund - Class 2	0.30%
American Funds Growth Fund - Class 2	0.30%
American Funds Growth - Income Fund - Class 2	0.30%
American Funds International Fund - Class 2	0.30%
GE Investments Total Return Fund - Class 3	0.20%

6. Income Taxes

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2010

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Separate Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(a	) (3)	Form of Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(a	) (4)	Amended and Restated Principal Underwriting Agreement. Note 39.

		(a	) (5)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(3)	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 31.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

		(g	)	Form of Rider (Liquidity). Note 20.

		(h	)	Form of Rider (Living Benefit). Note 20.

		(i	)	Form of Rider (5 for Life). Note 24.

		(j	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 25.

		(k	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 25.

		(l	)	Form of Rider (Income Select for Life). Note 27.

		(m	)	Form of Rider - Retirement Income Choice (Income/Death-Single). Note 30.

		(n	)	Form of Rider - Retirement Income Choice (Income - Single). Note 30.

		(o	)	Form of Rider - (Retirement Income Choice with Double Initial Withdrawal Base Benefit) Note 35.

		(p	)	Form of Policy Endorsement (Fund Facilitation Fee) Note 35.

		(q	)	Form of Policy Rider (Retirement Income Choice 1.2). Note 36

		(r	)	Form of Policy Rider (Retirement Income Choice 1.4). Note 37

		(s	)	Form of Policy Rider (Income Link). Note 41.

		(t	)	Form of Policy Rider (Retirement Income Max). Note 44.

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

		(h	)	Form of Application for the Separate Account VA BNY Note 37.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

(7)			Reinsurance Agreement (SWISS Re). Note 36.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 19.

	(b	) (5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 22.

	(b	) (6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 24.

(8)	(b	)(7)	Amendment No. 36 to Participation Agreement (TST). Note 33.

(8)	(b	) (8)	Amendment No. 38 to Participation Agreement (TST). Note 35

(8)	(b	) (9)	Amendment No. 40 to Participation Agreement (TST). Note 36.

(8)	(b	) (10)	Amendment No. 41 to Participation Agreement (TST). Note 38.

(8)	(b	) (11)	Amendment No. 42 to Participation Agreement (TST). Note 40.

(8)	(b	) (12)	Amendment No. 43 to Participation Agreement (TST). Note 42.

	(b	) (13)	Amendment No. 44 to Participation Agreement (TST). Note 44.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)	Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(j) (1)	Amendment to Participation Agreement (Alliance Bernstein). Note 35

(8)	(k)	Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

	(k) (1)	Amendment to Participation Agreement among AIM Variable Insurance Funds, Inc., Transamerica Financial Life Insurance Company, and AFSG Securities Corporation. Note 29.

8	(k) (2)	Amendment to Participation Agreement (AIM/INVESCO). Note 41.

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

(8)	(m)	Fund Participation Agreement (JP Morgan). Note 24.

(8)	(m) (1)	Amendment to Fund Participation Agreement. Note 33.

(8)	(m) (2)	Amendment to Supplemental Payment Agreement (JPMorgan). Note 36.

(8)	(n)	Fund Participation Agreement (MTB). Note 24.

(8)	(n) (1)	Amendment No. 1 to Participation Agreement (MTB). Note 24.

(8)	(o)	Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Financial Life Insurance Company. Note 28.

(8)	(o) (1)	Form of Notice to Participation Agreement (Franklin). Note 35

(8)	(o) (2)	Amendment No. 1 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (3)	Amendment No. 2 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (4)	Amendment No. 3 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (5)	Amendment No. 7 to Participation Agreement (Franklin-Templeton) Note 43.

(8)	(p)	Participation Agreement among Transamerica Financial Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 38.

	(p) (1)	Amendment No. 1 to Participation Agreement (American Funds). Note 38.

(8)	(q)	Participation Agreement By and Among Transamerica Financial Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 38.

(9)	(a)	Opinion and Consent of Counsel. Note 44.

(9)	(b)	Consent of Counsel. Note 44.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 44.

	(b	)	Opinion and Consent of Actuary Note 26.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 26.

(14)			Powers of Attorney. Elizabeth Belanger, William Brown Jr., Steven E. Frushtick, Peter P. Post, John T. Mallett, Eric J. Martin, Colette F. Vargas, Karen R. Wright, and Peter G. Kunkel, Note 44.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 2.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.
Note 3.	Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.
Note 4.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.
Note 5.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.
Note 6.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.
Note 7.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.
Note 8.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.
Note 9.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 11.	Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.
Note 13.	Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.
Note 14.	Filed with Post Effective Amendment No. 13 to Form N-4

Registration Statement (33-83560) on April 30, 2002.
Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (33-83560) on October 15, 2002.
Note 16.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (33-83560) on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Filed with Post-Effective No. 17 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2003.
Note 19.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2004.
Note 20.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.
Note 21.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 23.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.
Note 24.	Filed with Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 2005.
Note 25.	Filed with Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-83560) on December 13, 2005.
Note 26.	Filed with Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-83560) on April 27, 2006.
Note 27.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-83560) on February 1, 2007.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-110048) on April 29, 2005.
Note 29.	Filed with Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 2007.
Note 30.	Filed with Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-83560) filed on December 21, 2007.
Note 31.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 32.	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-149337) on February 21, 2008.
Note 33.	Filed with Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-83560) filed on April 30, 2008.
Note 34.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration (File No. 333-149337) dated August 7, 2008.
Note 35.	Filed with Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 33-83560) filed on December 29, 2008.
Note 36.	Filed with Post-Effective Amendment No. 28 to Form N-4 Registration Statement (File No. 33-83560) dated April 30, 2009.
Note 37.	Filed with Post-Effective Amendment No. 29 to Form N-4 Registration Statement (File No. 33-83560) dated September 15, 2009
Note 38.	Filed with Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-83560) dated November 19, 2009
Note 39.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) filed on July 1, 2005.
Note 40.	Filed with Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-83560) filed on April 23, 2010.
Note 41.	Filed with Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 33-83560) filed on August 6, 2010.
Note 42.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 43.	Filed with Post-Effective Amendment No. 33 to Form N-4 Registration Statement (File No. 33-83560) filed on February 15, 2011.
Note 44.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
William Brown, Jr 14 Windward Avenue White Plains, NY 10605	Director

Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director

Peter P. Post 64 Middle Patent Road Armonk, NY 10504	Director

Colette Vargas 440 Mamaroneck Avenue Harrison, NY 10528	Director and Chief Actuary

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499	Controller

Peter G. Kunkel 440 Mamaroneck Avenue Harrison, NY 10528	Director, President and Chairman of the Board

Elizabeth Belanger 440 Mamaroneck Avenue Harrison, NY 10528	Director

Karen R. Wright 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

John T. Mallett 4333 Edgewood Road, N.E. Cedar Rapids, Ia 52499	Director and Vice President

Item 26.	Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B—Series I Preferred stock.	Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner—AEGON-CMF GP, LLC	Investment in mortgages
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

As of 1/1/2011	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.2543%) ; Monumental Life Insurance Company (9.7457%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member—AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2011	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners—Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member—Diverisified Investment Advisors, Inc.	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

As of 1/1/2011	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, LIMITED LIABILITY COMPANY	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

As of 1/1/2011	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2011	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

As of 1/1/2011	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware	Sole Member—Garnet Community Investments XXVIII, LLC	Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Managing Member—Garnet Community Investments XXIX, LLC	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member—Garnet Community Investments XXX, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Horizons Acquisition 5, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

As of 1/1/2011	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member—Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

As of 1/1/2011	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote—AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

As of 1/1/2011	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TAH Pentagon Funds, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Investor Member: Monumental Life Insurance Company	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member—Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member—Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member—Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tradition Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Irrigation company
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

As of 1/1/2011	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

As of 1/1/2011	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda—— will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc.—sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company—sole Member	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

As of 1/1/2011	Page 12

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2011	Page 13

Item 27.     Number of Policyowners

As of February 28, 2011, there were 2,528 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Swank, Thomas A.	(1)	Director

Michael Brandsma	(2)	Director, President and Chief Financial Officer

Hopewell, David W.	(1)	Director

Barkdoll, Tamara D.	(2)	Assistant Secretary

Burke, Erin K.	(1)	Assistant Secretary

Angle, Amy	(3)	Assistant Vice President

Belanger, Elizabeth	(5)	Assistant Vice President

Cullem-Fiore, Margaret A.	(4)	Assistant Vice President

Fischer, John	(4)	Assistant Vice President

Gallagher, Dennis P	(4)	Assistant Vice President

Mossman, Shelley A.	(1)	Assistant Vice President

Post-Rissin, Christy	(4)	Assistant Vice President

Smith, Brenda L.	(4)	Assistant Vice President

Smith, Darin D.	(1)	Assistant Vice President

Wachendorf, Lisa	(1)	Assistant Vice President

Woods, Arthur D.	(4)	Assistant Vice President

John, Courtney	(2)	Chief Compliance Officer and Vice President

Bostwick, Blake S.	(2)	Chief Marketing Officer and Chief Operations Officer

Paulsen, David R.	(1)	Chief Sales Officer

Camp, Frank A.	(1)	Secretary

Wright, Karen R.	(3)	Treasurer

Heburn, Karen D.	(4)	Vice President

Hodgson, Wesley J.	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S. Syracuse St., Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	440 Mammaroneck Avenue, Harrison, NY 10528

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$7,886,046	0	0	0

(1)	Fiscal Year 2010

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

C-8

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of April, 2011.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

*
Peter G. Kunkel
President, Director, and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Steven E. Frushtick	Director	, 2011

* Peter P. Post	Director	, 2011

* Peter G. Kunkel	Director, Chairman of the Board and President	, 2011

* Colette Vargas	Director and Chief Actuary	, 2011

* Elizabeth Belanger	Director	, 2011

* John T. Mallett	Director and Vice President	, 2011

* Karen R. Wright	Treasurer and Vice President	, 2011

* Eric J. Martin	Controller	, 2011

/s/ Shane E. Daly Shane E. Daly	Assistant Vice President	April 21, 2011

*	By: Shane E. Daly – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA BNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

4(t)	Form of Policy Rider (Retirement Income Max)

8(b)(13)	Amendment No. 44 to Participation Agreement (TST)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

14	Powers of Attorney

*	Page numbers included only in manually executed original.